UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number       811-10385

                                     Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                         Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                                     Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:          949-219-6767

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2014

SEMI-ANNUAL REPORT

PACIFIC LIFE FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2014

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	2,792,866	$28,124,158
PL Inflation Managed Fund ‘P’	3,606,820	32,461,376
PL Managed Bond Fund ‘P’	13,769,897	151,468,870
PL Short Duration Bond Fund ‘P’	6,020,510	60,746,950
PL Emerging Markets Debt Fund ‘P’	3,015,689	29,402,966
PL Comstock Fund ‘P’	813,484	15,081,985
PL Growth Fund ‘P’	364,002	6,555,669
PL Large-Cap Growth Fund ‘P’	813,455	8,785,319
PL Large-Cap Value Fund ‘P’	1,228,177	21,542,229
PL Main Street Core Fund ‘P’	274,010	4,315,657
PL Mid-Cap Equity Fund ‘P’	497,373	6,376,322
PL Mid-Cap Growth Fund ‘P’	520,953	4,287,441
PL International Large-Cap Fund ‘P’	759,006	13,851,861
PL International Value Fund ‘P’	831,932	8,269,406
PL Currency Strategies Fund ‘P’	1,325,389	13,333,413
PL Global Absolute Return Fund ‘P’	2,184,164	22,169,260
PL Precious Metals Fund ‘P’	646,565	3,478,520

Total Affiliated Mutual Funds (Cost $394,753,891)		430,251,402

TOTAL INVESTMENTS - 100.0% (Cost $394,753,891)		430,251,402

OTHER ASSETS & LIABILITIES, NET - 0.0%		183,846

NET ASSETS - 100.0%		$430,435,248

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	75.4%
Affiliated Equity Funds	24.6%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	3,453,586	$34,777,616
PL Inflation Managed Fund ‘P’	4,524,461	40,720,146
PL Managed Bond Fund ‘P’	12,805,339	140,858,726
PL Short Duration Bond Fund ‘P’	5,828,829	58,812,880
PL Emerging Markets Debt Fund ‘P’	2,869,425	27,976,894
PL Comstock Fund ‘P’	1,570,356	29,114,406
PL Growth Fund ‘P’	872,247	15,709,162
PL Large-Cap Growth Fund ‘P’	1,810,594	19,554,416
PL Large-Cap Value Fund ‘P’	2,484,854	43,584,347
PL Main Street Core Fund ‘P’	1,864,456	29,365,179
PL Mid-Cap Equity Fund ‘P’	1,353,173	17,347,678
PL Mid-Cap Growth Fund ‘P’	699,352	5,755,665
PL Small-Cap Growth Fund ‘P’	394,887	5,769,304
PL Small-Cap Value Fund ‘P’	420,383	5,422,947
PL Emerging Markets Fund ‘P’	714,238	10,963,553
PL International Large-Cap Fund ‘P’	1,243,861	22,700,467
PL International Value Fund ‘P’	1,402,679	13,942,630
PL Currency Strategies Fund ‘P’	2,369,232	23,834,476
PL Global Absolute Return Fund ‘P’	2,926,195	29,700,877
PL Precious Metals Fund ‘P’	338,233	1,819,692

Total Affiliated Mutual Funds (Cost $501,988,578)		577,731,061

TOTAL INVESTMENTS - 100.1% (Cost $501,988,578)		577,731,061

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(457,654)

NET ASSETS - 100.0%		$577,273,407

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	57.7%
Affiliated Equity Funds	42.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The funds’ investments are affiliated mutual funds (See Note 6C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$430,251,402	$430,251,402	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$577,731,061	$577,731,061	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-1

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	6,535,220	$65,809,670
PL Inflation Managed Fund ‘P’	4,604,207	41,437,866
PL Managed Bond Fund ‘P’	24,008,939	264,098,331
PL Short Duration Bond Fund ‘P’	10,484,238	105,785,966
PL Emerging Markets Debt Fund ‘P’	8,158,422	79,544,616
PL Comstock Fund ‘P’	6,178,906	114,556,913
PL Growth Fund ‘P’	2,925,562	52,689,364
PL Large-Cap Growth Fund ‘P’	6,626,475	71,565,931
PL Large-Cap Value Fund ‘P’	8,378,444	146,957,911
PL Main Street Core Fund ‘P’	6,294,682	99,141,236
PL Mid-Cap Equity Fund ‘P’	5,048,904	64,726,949
PL Mid-Cap Growth Fund ‘P’	3,985,198	32,798,180
PL Small-Cap Growth Fund ‘P’	1,699,583	24,830,914
PL Small-Cap Value Fund ‘P’	3,603,615	46,486,631
PL Real Estate Fund ‘P’	1,011,112	14,924,011
PL Emerging Markets Fund ‘P’	4,070,447	62,481,354
PL International Large-Cap Fund ‘P’	6,157,216	112,369,199
PL International Value Fund ‘P’	6,366,572	63,283,723
PL Currency Strategies Fund ‘P’	8,395,362	84,457,339
PL Global Absolute Return Fund ‘P’	6,645,707	67,453,928
PL Precious Metals Fund ‘P’	2,460,689	13,238,505

Total Affiliated Mutual Funds (Cost $1,343,572,825)		1,628,638,537

TOTAL INVESTMENTS - 100.1% (Cost $1,343,572,825)		1,628,638,537

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(2,067,254)

NET ASSETS - 100.0%		$1,626,571,283

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	61.7%
Affiliated Fixed Income Funds	38.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Inflation Managed Fund ‘P’	1,808,532	$16,276,785
PL Managed Bond Fund ‘P’	8,245,367	90,699,040
PL Short Duration Bond Fund ‘P’	2,233,062	22,531,597
PL Emerging Markets Debt Fund ‘P’	2,241,331	21,852,980
PL Comstock Fund ‘P’	4,530,209	83,990,078
PL Growth Fund ‘P’	2,516,970	45,330,631
PL Large-Cap Growth Fund ‘P’	6,143,868	66,353,778
PL Large-Cap Value Fund ‘P’	5,752,152	100,892,749
PL Main Street Core Fund ‘P’	5,746,660	90,509,889
PL Mid-Cap Equity Fund ‘P’	6,859,587	87,939,905
PL Mid-Cap Growth Fund ‘P’	3,420,109	28,147,498
PL Small-Cap Growth Fund ‘P’	2,335,469	34,121,209
PL Small-Cap Value Fund ‘P’	4,362,393	56,274,868
PL Real Estate Fund ‘P’	1,424,962	21,032,437
PL Emerging Markets Fund ‘P’	4,181,773	64,190,214
PL International Large-Cap Fund ‘P’	5,434,126	99,172,802
PL International Value Fund ‘P’	6,553,125	65,138,063
PL Currency Strategies Fund ‘P’	5,764,178	57,987,635
PL Global Absolute Return Fund ‘P’	4,567,626	46,361,404
PL Precious Metals Fund ‘P’	2,390,093	12,858,703

Total Affiliated Mutual Funds (Cost $867,949,619)		1,111,662,265

TOTAL INVESTMENTS - 100.1% (Cost $867,949,619)		1,111,662,265

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(604,519)

NET ASSETS - 100.0%		$1,111,057,746

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	82.3%
Affiliated Fixed Income Funds	17.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The funds’ investments are affiliated mutual funds (See Note 6C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,628,638,537	$1,628,638,537	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$1,111,662,265	$1,111,662,265	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-2

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL DIVERSIFIED ALTERNATIVES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PL Managed Bond Fund ‘P’	921,107	$10,132,180
PL Emerging Markets Debt Fund ‘P’	497,982	4,855,323
PL Comstock Fund ‘P’	1,314,573	24,372,188
PL Growth Fund ‘P’	722,950	13,020,329
PL Large-Cap Growth Fund ‘P’	1,833,058	19,797,026
PL Large-Cap Value Fund ‘P’	1,670,710	29,304,260
PL Main Street Core Fund ‘P’	1,872,541	29,492,520
PL Mid-Cap Equity Fund ‘P’	2,111,982	27,075,614
PL Mid-Cap Growth Fund ‘P’	1,383,785	11,388,551
PL Small-Cap Growth Fund ‘P’	894,538	13,069,198
PL Small-Cap Value Fund ‘P’	1,674,067	21,595,468
PL Real Estate Fund ‘P’	621,224	9,169,264
PL Emerging Markets Fund ‘P’	1,420,170	21,799,613
PL International Large-Cap Fund ‘P’	1,582,407	28,878,924
PL International Value Fund ‘P’	2,073,553	20,611,113
PL Currency Strategies Fund ‘P’	1,664,185	16,741,699
PL Global Absolute Return Fund ‘P’	1,326,474	13,463,705
PL Precious Metals Fund ‘P’	1,202,613	6,470,059

Total Affiliated Mutual Funds (Cost $231,881,618)		321,237,034

TOTAL INVESTMENTS - 99.9% (Cost $231,881,618)		321,237,034

OTHER ASSETS & LIABILITIES, NET - 0.1%		332,378

NET ASSETS - 100.0%		$321,569,412

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	91.1%
Affiliated Fixed Income Funds	8.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.1%

PL Floating Rate Income Fund ‘P’	41,488	$429,404
PL Inflation Managed Fund ‘P’	18,737	168,634
PL Emerging Markets Debt Fund ‘P’	42,629	415,635
PL Real Estate Fund ‘P’	12,523	184,847
PL Emerging Markets Fund ‘P’	19,982	306,730
PL Currency Strategies Fund ‘P’	87,623	881,490
PL Global Absolute Return Fund ‘P’	92,732	941,225
PL Precious Metals Fund ‘P’	15,371	82,695

Total Affiliated Mutual Funds (Cost $3,361,966)		3,410,660

TOTAL INVESTMENTS - 99.1% (Cost $3,361,966)		3,410,660

OTHER ASSETS & LIABILITIES, NET - 0.9%		30,245

NET ASSETS - 100.0%		$3,440,905

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	56.8%
Affiliated Equity Funds	42.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	The funds’ investments are affiliated mutual funds (See Note 6C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Aggressive Fund
Assets	Affiliated Mutual Funds	$321,237,034	$321,237,034	$—	$—

PL Diversified Alternatives Fund
Assets	Affiliated Mutual Funds	$3,410,660	$3,410,660	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-3

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 77.4%

Consumer Discretionary - 10.5%

CBS Corp 2.300% due 08/15/19	$1,000,000	$987,801
Chrysler Group LLC 8.250% due 06/15/21	500,000	547,500
DIRECTV Holdings LLC
3.125% due 02/15/16	1,000,000	1,029,295
3.500% due 03/01/16	500,000	517,671
DISH DBS Corp
4.250% due 04/01/18	250,000	251,250
4.625% due 07/15/17	200,000	204,500
General Motors Co 3.500% due 10/02/18	1,000,000	1,021,250
GLP Capital LP 4.375% due 11/01/18	750,000	765,000
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,038,345
Lennar Corp
4.125% due 12/01/18	750,000	746,250
4.500% due 06/15/19	500,000	496,875
NBCUniversal Enterprise Inc 0.919% due 04/15/18 § ~	1,500,000	1,516,400
Thomson Reuters Corp (Canada) 1.650% due 09/29/17	2,000,000	1,998,772
Toll Brothers Finance Corp 4.000% due 12/31/18	850,000	851,063
Viacom Inc 2.500% due 12/15/16	750,000	770,641
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,003,934

		13,746,547

Consumer Staples - 4.0%

Smithfield Foods Inc 5.250% due 08/01/18 ~	250,000	251,250
Suntory Holdings Ltd (Japan) 2.550% due 09/29/19 ~	1,250,000	1,250,119
Sysco Corp 2.350% due 10/02/19	2,000,000	2,003,609
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,764,440

		5,269,418

Energy - 9.0%

Cameron International Corp 1.400% due 06/15/17	1,000,000	999,966
Chesapeake Energy Corp 3.484% due 04/15/19 §	1,500,000	1,503,750
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	500,000	502,457
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	497,720
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	2,000,000	1,996,472
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	517,172
Linn Energy LLC 6.500% due 05/15/19	500,000	492,500
Nabors Industries Inc 2.350% due 09/15/16	750,000	766,678
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	976,510
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	1,000,000	1,027,500
Spectra Energy Partners LP 2.950% due 09/25/18	1,500,000	1,544,727

	Principal Amount	Value
Transocean Inc (Cayman) 2.500% due 10/15/17	$500,000	$500,344
Whiting Petroleum Corp 5.000% due 03/15/19	500,000	513,750

		11,839,546

Financials - 29.6%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	350,000	339,937
American International Group Inc 2.375% due 08/24/15	1,000,000	1,015,093
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,022,907
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	1,750,000	1,750,137
Bank of America Corp 1.105% due 04/01/19 §	1,000,000	1,006,371
Bank of America NA 5.300% due 03/15/17	1,000,000	1,084,109
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,004,750
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	499,478
BioMed Realty LP REIT 2.625% due 05/01/19	500,000	497,366
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	992,254
Citigroup Inc
0.723% due 08/14/17 §	750,000	751,173
0.774% due 03/10/17 §	1,500,000	1,503,453
Export-Import Bank of Korea (South Korea)
0.984% due 01/14/17 §	500,000	503,336
1.250% due 11/20/15	500,000	502,663
Fifth Third Bank 1.150% due 11/18/16	500,000	500,610
Ford Motor Credit Co LLC 1.065% due 03/12/19 §	2,000,000	2,010,010
General Electric Capital Corp 0.945% due 04/02/18 §	1,000,000	1,012,279
General Motors Financial Co Inc 4.375% due 09/25/21	1,000,000	1,023,750
Hyundai Capital America 1.450% due 02/06/17 ~	500,000	499,882
Hyundai Capital Services Inc (South Korea) 1.034% due 03/18/17 ~ §	1,000,000	1,004,242
Jackson National Life Global Funding 2.300% due 04/16/19 ~	1,000,000	996,499
JPMorgan Chase & Co 1.625% due 05/15/18	1,500,000	1,480,563
Legg Mason Inc 2.700% due 07/15/19	400,000	401,723
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	744,484
Morgan Stanley 2.125% due 04/25/18	2,000,000	2,001,834
MUFG Union Bank NA 1.500% due 09/26/16	1,000,000	1,008,778
Ocwen Financial Corp 6.625% due 05/15/19 ~	350,000	338,625
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,006,602
Royal Bank of Canada (Canada) 1.200% due 01/23/17	1,000,000	1,000,538
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	503,792
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,007,252
The Bank of New York Mellon Corp 2.100% due 01/15/19	1,000,000	996,002
The Bank of Nova Scotia (Canada) 1.300% due 07/21/17	750,000	746,795

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-4

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 1.334% due 11/15/18 §	$1,500,000	$1,527,572
The Huntington National Bank
1.300% due 11/20/16	1,000,000	1,001,323
1.350% due 08/02/16	500,000	502,643
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	499,790
Voya Financial Inc 2.900% due 02/15/18	1,000,000	1,029,767
WEA Finance LLC 1.750% due 09/15/17 ~	2,500,000	2,505,648

		38,824,030

Health Care - 1.6%

CareFusion Corp 1.450% due 05/15/17	750,000	746,626
Mylan Inc 1.800% due 06/24/16	1,000,000	1,012,038
Valeant Pharmaceuticals International Inc (Canada) 6.750% due 08/15/18 ~	350,000	370,125

		2,128,789

Industrials - 8.9%

Air Lease Corp
2.125% due 01/15/18	1,000,000	995,000
3.375% due 01/15/19	1,500,000	1,526,249
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,411,638	1,503,395
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	896,792	965,217
4.950% due 11/23/20	725,101	775,061
ERAC USA Finance LLC
1.400% due 04/15/16 ~	750,000	755,543
2.350% due 10/15/19 ~	500,000	497,835
GATX Corp 2.500% due 03/15/19	500,000	501,005
International Lease Finance Corp 3.875% due 04/15/18	500,000	497,188
Owens Corning 9.000% due 06/15/19	500,000	611,395
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,020,639
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,000,000	995,000
4.750% due 10/11/23	750,000	759,000
United Continental Holdings Inc 6.375% due 06/01/18	250,000	262,500

		11,665,027

Information Technology - 2.5%

Arrow Electronics Inc 3.000% due 03/01/18	1,000,000	1,025,930
Fidelity National Information Services Inc 1.450% due 06/05/17	1,500,000	1,492,331
Sanmina Corp 4.375% due 06/01/19 ~	750,000	736,875

		3,255,136

Materials - 4.7%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	196,249
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	796,875
Cliffs Natural Resources Inc 4.950% due 01/15/18	500,000	432,500
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	505,313

	Principal Amount	Value
Freeport-McMoRan Inc 3.100% due 03/15/20	$1,500,000	$1,490,462
Glencore Funding LLC 2.500% due 01/15/19 ~	2,000,000	1,960,200
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	200,250
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	500,000	552,623

		6,134,472

Telecommunication Services - 2.6%

America Movil SAB de CV (Mexico) 1.235% due 09/12/16 §	1,000,000	1,011,663
AT&T Inc 0.800% due 12/01/15	500,000	500,740
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	264,375
Orange SA (France) 2.750% due 02/06/19	500,000	506,588
Verizon Communications Inc 1.984% due 09/14/18 §	1,000,000	1,054,423

		3,337,789

Utilities - 4.0%

AES Corp 3.234% due 06/01/19 §	500,000	493,750
Duke Energy Corp 1.625% due 08/15/17	1,000,000	1,004,719
PG&E Corp 2.400% due 03/01/19	500,000	501,207
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,520,567
The Southern Co 1.300% due 08/15/17	750,000	746,932
TransAlta Corp (Canada) 1.900% due 06/03/17	1,000,000	1,000,868

		5,268,043

Total Corporate Bonds & Notes (Cost $101,206,680)		101,468,797

SENIOR LOAN NOTES - 17.0%

Consumer Discretionary - 5.4%

Charter Communications Operating LLC Term G due 09/10/21 µ	1,000,000	998,214
Hilton Worldwide 3.500% due 10/25/20 §	875,318	863,125
Interactive Data Corp 4.750% due 05/02/21 §	498,750	496,568
Las Vegas Sands LLC Term B due 12/18/20 µ	500,000	497,292
3.250% due 12/19/20 §	1,489,994	1,481,922
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	497,500	491,281
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	497,500	415,413
Seminole Tribe of Florida 3.000% due 04/29/20 §	895,000	891,365
Tribune Co 4.000% due 12/27/20 §	922,114	911,446

		7,046,626

Energy - 2.4%

Expro Finservices SARL due 08/16/21 µ	500,000	498,750
Paragon Offshore Finance Co 3.750% due 07/16/21 §	1,750,000	1,666,875
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	486,937
Seadrill Operating LP 4.000% due 02/21/21 §	496,250	472,855

		3,125,417

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-5

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Financials - 0.4%

Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	$465,000	$504,525

Health Care - 1.7%

Fresenius US Finance I Inc Tranche B 2.234% due 08/07/19 §	990,000	987,112
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/18/21 §	727,500	714,769
Valeant Pharmaceuticals International Inc Series E-1 Tranche B 3.750% due 08/05/20 §	597,147	590,962

		2,292,843

Industrials - 2.9%

Accudyne Industries LLC 4.000% due 12/13/19 §	471,362	463,850
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	250,000	246,093
Gates Global Inc
4.250% due 07/05/21 §	500,000	492,322
Term B
due 07/05/21 µ	500,000	492,322
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	747,148	738,369
MRC Global 5.520% due 11/08/19 §	396,000	396,248
Rexnord LLC Term B 4.000% due 08/21/20 §	498,740	491,675
Sensata Technologies BV Term B 3.250% due 05/10/18 §	495,000	492,878

		3,813,757

Information Technology - 1.4%

Activision Blizzard Inc 3.250% due 10/12/20 §	847,500	846,676
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	498,750	494,876
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	485,318	474,944

		1,816,496

Materials - 2.3%

BWAY Intermediate Co Inc 5.500% due 08/14/20 §	748,125	749,995
FMG Resources Property Ltd 3.750% due 06/30/19 §	1,978,778	1,940,851
NewPage Corp Term B 9.500% due 02/11/21 §	300,000	301,000

		2,991,846

Telecommunication Services - 0.5%

Windstream Corp Tranche B-5 3.500% due 08/26/19 §	735,684	728,475

Total Senior Loan Notes (Cost $22,683,295)		22,319,985

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.056% due 11/05/30 " § ~	$250,000	$250,351

Total Mortgage-Backed Securities (Cost $250,000)		250,351

ASSET-BACKED SECURITIES - 1.1%

Carlyle Global Market Strategies CLO Ltd 2.334% due 07/27/26 " § ~	500,000	494,061
Madison Park Funding VIII Ltd 2.431% due 04/22/22 " § ~	500,000	497,994
Race Point VI CLO Ltd 2.384% due 05/24/23 " § ~	500,000	499,484

		1,491,539

Total Asset-Backed Securities (Cost $1,500,000)		1,491,539

U.S. TREASURY OBLIGATIONS - 0.5%

U.S. Treasury Notes - 0.5%

0.250% due 02/28/15	500,000	500,449
0.875% due 11/30/16	175,000	175,649

		676,098

Total U.S. Treasury Obligations (Cost $675,242)		676,098

	Shares
SHORT-TERM INVESTMENT - 7.1%

Money Market Fund - 7.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,232,377	9,232,377

Total Short-Term Investment (Cost $9,232,377)		9,232,377

TOTAL INVESTMENTS - 103.3% (Cost $135,547,594)		135,439,147

OTHER ASSETS & LIABILITIES, Net - (3.3%)		(4,338,408)

NET ASSETS - 100.0%		$131,100,739

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	77.4%
Senior Loan Notes	17.0%
Short-Term Investment	7.1%
Others (each less than 3.0%)	1.8%

	103.3%
Other Assets & Liabilities, Net	(3.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-6

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$101,468,797	$—	$99,714,797	$1,754,000
	Senior Loan Notes	22,319,985	—	21,904,572	415,413
	Mortgage-Backed Securities	250,351	—	250,351	—
	Asset-Backed Securities	1,491,539	—	1,491,539	—
	U.S. Treasury Obligations	676,098	—	676,098	—
	Short-Term Investment	9,232,377	9,232,377	—	—

	Total	$135,439,147	$9,232,377	$124,037,357	$2,169,413

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2014:

	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$—	$—	$—
Purchases	1,000,000	—	1,000,000
Sales (Includes Paydowns)	—	—	—
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(5,000)	—	(5,000)
Transfers In	759,000	415,413	1,174,413
Transfers Out	—	—	—

Value, End of Period	$1,754,000	$415,413	$2,169,413

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($5,000)	$—	($5,000)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the six-month period ended September 30, 2014, investments with a total aggregate value of $1,174,413 were transferred from Level 2 to Level 3 due to the use of a vendor-priced single broker quote versus the pricing vendor using evaluated pricing of the investment.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-7

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.6%

Consumer Discretionary - 8.1%

CBS Corp 2.300% due 08/15/19	$2,000,000	$1,975,597
Cedar Fair LP 5.250% due 03/15/21	3,000,000	2,970,000
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,507,080
General Motors Co 6.250% due 10/02/43	1,150,000	1,351,250
GLP Capital LP 4.875% due 11/01/20	3,250,000	3,330,243
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,500,000	1,557,519
Lennar Corp 4.500% due 06/15/19	3,000,000	2,981,250
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,300,000
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,202,500
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,575,000
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	3,000,000	3,023,172
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,437,500
Standard Pacific Corp 6.250% due 12/15/21	2,500,000	2,559,375
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,500,000	3,543,750
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,111,228

		38,425,464

Consumer Staples - 1.9%

Reynolds Group Issuer Inc 5.750% due 10/15/20	6,000,000	6,135,000
Tyson Foods Inc 3.950% due 08/15/24	2,800,000	2,811,281

		8,946,281

Energy - 7.2%

Chesapeake Energy Corp 3.484% due 04/15/19 §	400,000	401,000
Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,620,000
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	1,500,000	1,493,160
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	4,000,000	3,965,108
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,103,029
Linn Energy LLC 6.500% due 05/15/19	3,000,000	2,955,000
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,818,590
Petrobras International Finance Co SA (Luxembourg) 5.375% due 01/27/21	3,000,000	3,044,700
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,250,000	2,323,125
Samson Investment Co 9.750% due 02/15/20	2,000,000	1,825,000

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$5,000,000	$ 4,732,605
4.550% due 06/24/24	1,950,000	1,933,378
Transocean Inc (Cayman) 2.500% due 10/15/17	3,500,000	3,502,415

		33,717,110

Financials - 18.5%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	2,150,000	2,088,188
5.000% due 10/01/21 ~	400,000	399,000
Alexandria Real Estate Equities Inc REIT 2.750% due 01/15/20	1,750,000	1,736,513
American Tower Corp REIT 5.000% due 02/15/24	2,000,000	2,100,738
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	1,750,000	1,750,137
Bank of America Corp 4.200% due 08/26/24	4,000,000	3,964,972
Bank of America NA 5.300% due 03/15/17	7,200,000	7,805,585
BioMed Realty LP REIT 2.625% due 05/01/19	1,000,000	994,731
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,085,104
CBL & Associates LP REIT 5.250% due 12/01/23	3,000,000	3,227,685
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	788,177
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,489,594
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,274,925
General Motors Financial Co Inc 4.375% due 09/25/21	3,000,000	3,071,250
Genworth Holdings Inc 4.900% due 08/15/23	2,600,000	2,684,976
JPMorgan Chase & Co 3.875% due 09/10/24	2,000,000	1,959,666
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,017,435
Kimco Realty Corp REIT 3.200% due 05/01/21	1,000,000	999,331
Legg Mason Inc 2.700% due 07/15/19	1,650,000	1,657,105
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	4,500,000	4,853,462
Morgan Stanley
2.375% due 07/23/19	3,000,000	2,953,884
5.000% due 11/24/25	2,000,000	2,094,952
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	1,000,000	1,045,000
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,166,018
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	3,031,875
Raymond James Financial Inc 5.625% due 04/01/24	2,100,000	2,371,066
Senior Housing Properties Trust REIT 4.750% due 05/01/24	3,000,000	3,030,942
Synchrony Financial
3.750% due 08/15/21	1,500,000	1,515,104
4.250% due 08/15/24	1,500,000	1,502,424
Vornado Realty LP REIT 2.500% due 06/30/19	2,250,000	2,246,751
WEA Finance LLC 3.750% due 09/17/24 ~	3,000,000	2,998,926
Wells Fargo & Co 4.100% due 06/03/26	2,500,000	2,495,480

		87,400,996

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-8

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Health Care - 1.0%

CHS/Community Health Systems Inc 6.875% due 02/01/22 ~	$200,000	$209,500
HCA Inc 6.500% due 02/15/20	4,000,000	4,375,000

		4,584,500

Industrials - 13.3%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,440,382	2,488,458
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,582,500
4.250% due 09/15/24	3,000,000	2,958,750
American Airlines Pass-Through Trust ‘B’ 4.375% due 10/01/22	950,000	965,438
BAE Systems Holdings Inc 4.750% due 10/07/44 ~	1,600,000	1,591,632
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	2,957,584	3,153,672
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	5,062,426	5,391,483
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,400,734	3,439,162
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	6,277,541	6,756,518
4.950% due 11/23/20	1,051,397	1,123,838
ERAC USA Finance LLC 3.850% due 11/15/24 ~	1,500,000	1,506,228
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,000,000	1,989,600
International Lease Finance Corp 7.125% due 09/01/18 ~	2,000,000	2,255,000
Owens Corning 4.200% due 12/15/22	3,500,000	3,568,943
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	3,500,000	3,606,106
The ADT Corp 6.250% due 10/15/21	2,500,000	2,593,750
The Hertz Corp 6.750% due 04/15/19	2,000,000	2,075,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	3,050,000	3,086,600
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	3,584,659	3,705,820
Valmont Industries Inc 5.250% due 10/01/54	2,000,000	1,960,872
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,791,465	2,924,059

		62,723,429

Information Technology - 1.0%

Fidelity National Information Services Inc 3.875% due 06/05/24	2,500,000	2,505,068
NetApp Inc 3.375% due 06/15/21	2,200,000	2,217,006

		4,722,074

Materials - 8.1%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	2,200,000	2,158,750
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	2,000,000	2,110,000
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	1,450,000	1,433,688
Freeport-McMoRan Inc 3.550% due 03/01/22	5,500,000	5,380,749

	Principal Amount	Value
Glencore Funding LLC
2.500% due 01/15/19 ~	$1,000,000	$980,100
4.125% due 05/30/23 ~	7,000,000	6,942,257
Reliance Steel & Aluminum Co 4.500% due 04/15/23	4,850,000	4,995,820
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	3,000,000	3,091,500
Sealed Air Corp 8.375% due 09/15/21 ~	2,000,000	2,230,000
Southern Copper Corp 5.250% due 11/08/42	2,000,000	1,898,240
Tronox Finance LLC 6.375% due 08/15/20	2,500,000	2,525,000
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,966,838
Yamana Gold Inc (Canada) 4.950% due 07/15/24 ~	2,600,000	2,593,908

		38,306,850

Telecommunication Services - 3.1%

CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,301,981
Hughes Satellite Systems Corp 6.500% due 06/15/19	2,500,000	2,695,313
Qwest Corp 6.750% due 12/01/21	2,650,000	3,042,958
Verizon Communications Inc 5.150% due 09/15/23	5,000,000	5,534,285

		14,574,537

Utilities - 1.4%

American Transmission Systems Inc 5.000% due 09/01/44 ~	1,500,000	1,514,948
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,000,000	3,191,568
NRG Energy Inc 6.625% due 03/15/23	2,000,000	2,075,000

		6,781,516

Total Corporate Bonds & Notes (Cost $296,349,727)		300,182,757

SENIOR LOAN NOTES - 21.2%

Consumer Discretionary - 6.0%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	2,977,500	2,859,144
ClubCorp Club Operation Inc 4.000% due 07/24/20 §	1,421,014	1,415,685
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	4,000,000	3,971,428
Hilton Worldwide 3.500% due 10/25/20 §	2,641,726	2,604,930
Interactive Data Corp 4.750% due 05/02/21 §	1,745,625	1,737,988
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,970,000	3,948,495
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	1,492,500	1,473,844
Seminole Tribe of Florida 3.000% due 04/29/20 §	4,173,575	4,156,622
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	1,492,500	1,471,278
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,003,438
Tribune Co 4.000% due 12/27/20 §	2,858,552	2,825,482

		28,468,334

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-9

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Consumer Staples - 1.8%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	$1,963,562	$1,959,706
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,947,781	2,906,196
Smart & Final Inc (1st Lien) 4.750% due 11/15/19 §	1,662,246	1,655,320
Sprouts Farmers Markets Holdings LLC 4.000% due 04/28/20 §	1,949,667	1,941,950

		8,463,172

Energy - 1.9%

Expro Finance Luxembourg due 08/16/21 µ	1,750,000	1,745,625
Moxie Patriot LLC Term B-1 6.750% due 12/19/20 §	1,000,000	1,025,000
Paragon Offshore Finance Co 3.750% due 07/16/21 §	4,000,000	3,810,000
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	2,500,000	2,434,688

		9,015,313

Financials - 2.4%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	2,969,818	2,969,818
First Data Corp 3.655% due 09/24/18 §	2,500,000	2,454,688
HUB International Ltd
4.250% due 10/02/20 §	2,975,050	2,920,199
Realogy Corp Term B 3.750% due 03/05/20 §	1,477,584	1,457,268
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	1,450,000	1,573,250

		11,375,223

Health Care - 1.6%

Fresenius US Finance I Inc Tranche B 2.234% due 08/07/19 §	4,455,000	4,442,005
Valeant Pharmaceuticals International Series C-2 Tranche B 3.750% due 12/11/19 §	2,984,777	2,955,995

		7,398,000

Industrials - 3.2%

AlixPartners LLP Term B-2 (1st Lien) 4.000% due 07/10/20 §	1,955,299	1,930,858
Gates Global LLC 4.250% due 07/05/21 §	2,373,000	2,336,558
MRC Global 5.520% due 11/08/19 §	990,000	990,619
Rexnord LLC Term B 4.000% due 08/21/20 §	4,964,962	4,894,624
Sensata Technologies BV Term B 3.250% due 05/10/18 §	1,980,000	1,971,514
Transdigm Inc Tranche D 3.750% due 06/04/21 §	2,992,500	2,950,285

		15,074,458

Information Technology - 1.4%

Activision Blizzard Inc 3.250% due 10/12/20 §	2,542,500	2,540,029
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	2,992,500	2,969,254
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	979,500	980,724

		6,490,007

	Principal Amount	Value
Materials - 1.9%

BWAY Intermediate Co Inc 5.500% due 08/14/20 §	$2,992,500	$2,999,981
FMG Resources Property Ltd 3.750% due 06/30/19 §	5,922,681	5,809,161

		8,809,142

Telecommunication Services - 1.0%

Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,458,985
Tranche B-III
4.000% due 08/02/19 §	2,500,000	2,459,765

		4,918,750

Total Senior Loan Notes (Cost $101,445,110)		100,012,399

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligations - Commercial - 0.3%

Hilton USA Trust 2.906% due 11/05/30 " § ~	1,500,000	1,502,349

Total Mortgage-Backed Securities (Cost $1,500,000)		1,502,349

ASSET-BACKED SECURITIES - 1.8%

Carlyle Global Market Strategies Ltd 2.334% due 07/27/26 " § ~	1,500,000	1,482,182
3.384% due 07/27/26 " § ~	1,500,000	1,490,983
Madison Park Funding VIII Ltd 2.431% due 04/22/22 " § ~	2,500,000	2,489,968
Race Point VI CLO Ltd 2.384% due 05/24/23 " § ~	1,500,000	1,498,453
3.344% due 05/24/23 " § ~	1,500,000	1,484,110

Total Asset-Backed Securities (Cost $8,488,750)		8,445,696

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae 1.875% due 09/18/18	4,000,000	4,043,172

Total U.S. Government Agency Issues (Cost $4,053,627)		4,043,172

U.S. TREASURY OBLIGATIONS - 6.4%

U.S. Treasury Bonds - 0.8%

3.125% due 02/15/43	4,000,000	3,943,752

U.S. Treasury Notes - 5.6%

0.250% due 02/28/15	5,000,000	5,004,490
0.375% due 04/15/15	5,000,000	5,008,790
0.375% due 06/30/15	5,000,000	5,011,815
0.625% due 10/15/16	2,000,000	1,999,376
0.625% due 02/15/17	3,000,000	2,987,694
0.750% due 03/15/17	3,000,000	2,994,726
1.375% due 07/31/18	2,500,000	2,490,820
1.375% due 09/30/18	1,000,000	994,102

		26,491,813

Total U.S. Treasury Obligations (Cost $30,021,162)		30,435,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-10

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 3.0%

Chile Government (Chile) 2.250% due 10/30/22	$4,000,000	$3,800,000
Mexico Government (Mexico)
3.500% due 01/21/21	1,000,000	1,016,202
3.625% due 03/15/22	2,000,000	2,038,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,939,355
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,288,600

		14,082,157

Total Foreign Government Bonds & Notes (Cost $13,697,056)		14,082,157

	Shares
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,304,601	10,304,601

Total Short-Term Investment (Cost $10,304,601)		10,304,601

TOTAL INVESTMENTS - 99.4% (Cost $465,860,033)		469,008,696

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,916,340

NET ASSETS - 100.0%		$471,925,036

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	63.6%
Senior Loan Notes	21.2%
U.S. Treasury Obligations	6.4%
Other (each less than 3.0%)	8.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$300,182,757	$—	$297,096,157	$3,086,600
	Senior Loan Notes	100,012,399	—	100,012,399	—
	Mortgage-Backed Securities	1,502,349	—	1,502,349	—
	Asset-Backed Securities	8,445,696	—	8,445,696	—
	U.S. Government Agency Issues	4,043,172	—	4,043,172	—
	U.S. Treasury Obligations	30,435,565	—	30,435,565	—
	Foreign Government Bonds & Notes	14,082,157	—	14,082,157	—
	Short-Term Investment	10,304,601	10,304,601	—	—

	Total	$469,008,696	$10,304,601	$455,617,495	$3,086,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-11

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Energy - 0.1%

Halcon Resources Corp 5.750% *	200	$163,299

Health Care - 0.4%

Amsurg Corp 5.250% *	4,875	521,381

Total Convertible Preferred Stocks (Cost $687,500)		684,680

COMMON STOCKS - 3.8%

Consumer Discretionary - 1.4%

Cedar Fair LP	7,400	349,798
Las Vegas Sands Corp	6,365	395,967
Lennar Corp ‘A’	5,425	210,653
MGM Resorts International *	12,640	287,939
Mohawk Industries Inc *	1,400	188,748
Six Flags Entertainment Corp	10,177	349,987
Standard Pacific Corp *	22,000	164,780

		1,947,872

Energy - 0.3%

Chesapeake Energy Corp	8,300	190,817
Halcon Resources Corp *	558	2,209
Kinder Morgan Inc	7,210	276,431

		469,457

Financials - 0.2%

Bank of America Corp	16,130	275,017

Industrials - 0.7%

Air Lease Corp	8,060	261,950
The ADT Corp	5,810	206,023
The Boeing Co	2,695	343,289
United Rentals Inc *	1,175	130,543

		941,805

Materials - 0.8%

Berry Plastics Group Inc *	13,480	340,235
Freeport-McMoRan Inc	3,100	101,215
Louisiana-Pacific Corp *	5,800	78,822
Reliance Steel & Aluminum Co	2,940	201,096
Rock-Tenn Co ‘A’	6,600	314,028

		1,035,396

Telecommunication Services - 0.3%

Intelsat SA (Luxembourg) *	4,680	80,215
Verizon Communications Inc	6,410	320,436

		400,651

Utilities - 0.1%

NRG Energy Inc	6,500	198,120

Total Common Stocks (Cost $5,177,239)		5,268,318

CLOSED-END MUTUAL FUNDS - 1.6%

Eaton Vance Senior Income Trust	75,130	489,096
First Trust Senior Floating Rate Income Fund II	36,183	490,641
Invesco Senior Income Trust	125,610	596,648
Voya Prime Rate Trust	109,720	603,460

		2,179,845

Total Closed-End Mutual Funds (Cost $2,241,454)		2,179,845

	Principal Amount	Value
CORPORATE BONDS & NOTES - 66.9%

Consumer Discretionary - 8.6%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$650,000	$604,500
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	988,000
7.250% due 02/01/23	400,000	400,000
7.500% due 09/15/21	650,000	664,625
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	250,000	194,375
11.250% due 06/01/17	100,000	77,625
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	99,187
11.000% due 10/01/21 ~	100,000	94,250
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	300,000	263,625
CBS Outdoor Americas Capital LLC
5.250% due 02/15/22 ~	300,000	300,375
5.875% due 03/15/25 ~	300,000	302,250
CEC Entertainment Inc 8.000% due 02/15/22 ~	500,000	470,000
Cedar Fair LP 5.250% due 03/15/21	300,000	297,000
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	400,000
iHeartCommunications Inc 10.000% due 01/15/18	100,000	84,178
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	500,000	477,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	258,750
Landry’s Inc 9.375% due 05/01/20 ~	100,000	106,250
MGM Resorts International 6.750% due 10/01/20	350,000	373,625
Michaels Stores Inc 5.875% due 12/15/20 ~	1,000,000	997,500
Mohawk Industries Inc 3.850% due 02/01/23	480,000	478,608
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	52,250
8.750% PIK due 10/15/21 ~	400,000	423,000
NPC International Inc 10.500% due 01/15/20	400,000	419,000
Penn National Gaming Inc 5.875% due 11/01/21	450,000	416,250
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	650,000	655,021
The ServiceMaster Co 8.000% due 02/15/20	284,000	301,750
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	345,563
5.625% due 03/01/21	1,250,000	1,390,005

		11,935,062

Consumer Staples - 3.3%

Beverages & More Inc 10.000% due 11/15/18 ~	550,000	519,062
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	700,000	747,250
JBS USA LLC 7.250% due 06/01/21 ~	250,000	263,750
Post Holdings Inc 6.000% due 12/15/22 ~	400,000	368,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-12

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Reynolds Group Issuer Inc
8.250% due 02/15/21	$1,250,000	$1,328,125
9.875% due 08/15/19	700,000	756,875
The WhiteWave Foods Co 5.375% due 10/01/22	600,000	607,500

		4,590,562

Energy - 12.2%

American Energy-Woodford LLC 9.000% due 09/15/22 ~	150,000	139,875
American Energy-Permian Basin LLC 7.125% due 11/01/20 ~	1,000,000	920,000
Arch Coal Inc 7.250% due 10/01/20	550,000	301,125
Calumet Specialty Products Partners LP
6.500% due 04/15/21 ~	300,000	286,500
9.625% due 08/01/20	250,000	276,250
Chaparral Energy Inc 8.250% due 09/01/21	850,000	913,750
Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	759,375
6.125% due 03/01/22	250,000	251,875
Energy XXI Gulf Coast Inc
6.875% due 03/15/24 ~	350,000	329,875
7.500% due 12/15/21	250,000	246,250
Halcon Resources Corp
8.875% due 05/15/21	350,000	346,500
9.750% due 07/15/20	500,000	511,250
Hercules Offshore Inc
6.750% due 04/01/22 ~	150,000	117,562
7.500% due 10/01/21 ~	500,000	405,000
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	48,750
7.250% due 10/01/20 ~	550,000	585,750
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,486,916
Linn Energy LLC
6.500% due 05/15/19	750,000	738,750
6.500% due 09/15/21	200,000	196,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	1,000,000	1,030,000
Petrobras Global Finance BV (Netherlands) 4.875% due 03/17/20	500,000	507,853
Petrobras International Finance Co SA (Luxembourg) 5.375% due 01/27/21	500,000	507,450
Rowan Cos Inc 4.875% due 06/01/22	500,000	520,357
RSP Permian Inc 6.625% due 10/01/22 ~	100,000	100,750
Samson Investment Co 9.750% due 02/15/20	350,000	319,375
Sanchez Energy Corp
6.125% due 01/15/23 ~	150,000	149,085
7.750% due 06/15/21	500,000	537,500
SandRidge Energy Inc
7.500% due 03/15/21	350,000	343,000
8.750% due 01/15/20	500,000	515,000
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	550,000	550,688
Summit Midstream Holdings LLC 5.500% due 08/15/22	500,000	491,250
Tervita Corp (Canada)
8.000% due 11/15/18 ~	150,000	151,875
10.875% due 02/15/18 ~	250,000	250,938
The Williams Cos Inc
3.700% due 01/15/23	1,500,000	1,419,782
4.550% due 06/24/24	150,000	148,721
Transocean Inc (Cayman)
3.800% due 10/15/22	400,000	367,828
6.375% due 12/15/21	250,000	266,363

		17,039,168

	Principal Amount	Value
Financials - 9.4%

AerCap Ireland Capital Ltd (Ireland) 5.000% due 10/01/21 ~	$250,000	$249,375
Duke Realty LP REIT
3.875% due 02/15/21	1,000,000	1,031,494
4.375% due 06/15/22	250,000	261,409
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	550,000	565,812
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	500,000	495,488
4.750% due 03/01/23	500,000	531,654
6.000% due 10/01/21	1,250,000	1,425,950
JPMorgan Chase & Co 3.875% due 09/10/24	1,100,000	1,077,816
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	358,449
4.950% due 05/01/22 ~	750,000	808,910
Morgan Stanley 4.350% due 09/08/26	1,350,000	1,330,301
Nuveen Investments Inc 9.125% due 10/15/17 ~	450,000	483,750
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	435,375
Prudential Financial Inc 5.200% due 03/15/44 §	550,000	555,844
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	505,157
6.750% due 04/15/20	1,000,000	1,140,457
6.750% due 12/15/21	250,000	288,939
Synchrony Financial 3.750% due 08/15/21	1,000,000	1,010,069
The Howard Hughes Corp 6.875% due 10/01/21 ~	500,000	518,750

		13,074,999

Health Care - 3.9%

CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	400,000	419,000
7.125% due 07/15/20	400,000	424,000
8.000% due 11/15/19	250,000	267,550
DJO Finance LLC 7.750% due 04/15/18	500,000	505,000
HCA Inc 6.500% due 02/15/20	1,500,000	1,640,625
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	500,000	506,250
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	350,000	354,813
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	500,000	539,375
Tenet Healthcare Corp
5.000% due 03/01/19 ~	250,000	247,500
6.000% due 10/01/20	50,000	53,000
8.000% due 08/01/20	50,000	52,875
8.125% due 04/01/22	400,000	440,000

		5,449,988

Industrials - 10.6%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	475,000	477,375
Air Lease Corp
4.250% due 09/15/24	1,000,000	986,250
4.750% due 03/01/20	1,550,000	1,650,750
BAE Systems Holdings Inc 4.750% due 10/07/44 ~	400,000	397,908
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 06/20/20 ~	1,508,992	1,607,077

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-13

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
BWAY Holding Co 9.125% due 08/15/21 ~	$750,000	$757,500
Ceridian LLC 8.125% due 11/15/17 ~	50,000	50,187
HD Supply Inc
7.500% due 07/15/20	500,000	521,250
11.500% due 07/15/20	1,000,000	1,156,250
International Lease Finance Corp 6.250% due 05/15/19	1,200,000	1,290,000
Modular Space Corp 10.250% due 01/31/19 ~	550,000	556,875
Nortek Inc 8.500% due 04/15/21	1,245,000	1,344,600
Owens Corning
4.200% due 12/15/22	500,000	509,849
9.000% due 06/15/19	700,000	855,953
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	265,000
The ADT Corp 6.250% due 10/15/21	500,000	518,750
TMS International Corp 7.625% due 10/15/21 ~	450,000	472,500
United Airlines Pass-Through Trust ‘B’
4.625% due 09/03/22	500,000	497,500
4.750% due 04/11/22	150,000	151,800
Valmont Industries Inc 5.250% due 10/01/54	750,000	735,327

		14,802,701

Information Technology - 0.7%

Blackboard Inc 7.750% due 11/15/19 ~	575,000	572,125
BMC Software Inc 7.250% due 06/01/18	100,000	99,000
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	300,000	298,500

		969,625

Materials - 13.9%

AK Steel Corp
7.625% due 05/15/20	1,250,000	1,240,625
7.625% due 10/01/21	300,000	291,000
8.375% due 04/01/22	400,000	402,000
ArcelorMittal (Luxembourg)
7.250% due 03/01/41	600,000	609,000
7.500% due 10/15/39	250,000	258,750
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	700,000	707,000
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	500,000	496,250
6.750% due 01/31/21 ~	500,000	501,250
7.000% due 11/15/20 ~	79,412	80,603
Berry Plastics Corp
5.500% due 05/15/22	350,000	337,313
9.750% due 01/15/21	830,000	923,375
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	600,000	592,500
Cliffs Natural Resources Inc 4.950% due 01/15/18	350,000	302,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	500,000	525,000
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	500,000	494,375
FMG Resources Property Ltd (Australia)
6.875% due 02/01/18 ~	500,000	515,000
8.250% due 11/01/19 ~	750,000	778,125
Freeport-McMoRan Inc 3.550% due 03/01/22	500,000	489,159

	Principal Amount	Value
Glencore Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	$1,400,000	$1,405,743
Glencore Funding LLC 4.125% due 05/30/23 ~	1,250,000	1,239,689
Hexion U.S. Finance Corp 6.625% due 04/15/20	750,000	757,500
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/01/19 ~	750,000	740,625
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	520,000
Reliance Steel & Aluminum Co 4.500% due 04/15/23	750,000	772,550
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	500,000	515,250
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	400,000	430,000
8.375% due 06/15/19 ~	350,000	378,875
Tronox Finance LLC 6.375% due 08/15/20	300,000	303,000
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	1,250,000	1,265,413
Wise Metals Group LLC 8.750% due 12/15/18 ~	600,000	643,500
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	150,000	159,562
Yamana Gold Inc (Canada) 4.950% due 07/15/24 ~	650,000	648,477

		19,324,259

Telecommunication Services - 3.8%

Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	750,000	776,325
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22	250,000	255,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,600,000	1,638,000
Qwest Corp 6.750% due 12/01/21	850,000	976,043
Sprint Communications Inc 7.000% due 08/15/20	250,000	261,875
Sprint Corp 7.250% due 09/15/21 ~	1,350,000	1,409,062

		5,316,305

Utilities - 0.5%

NRG Energy Inc
6.250% due 07/15/22 ~	100,000	103,063
6.625% due 03/15/23	150,000	155,625
RJS Power Holdings LLC 5.125% due 07/15/19 ~	500,000	497,500

		756,188

Total Corporate Bonds & Notes (Cost $94,697,851)		93,258,857

SENIOR LOAN NOTES - 24.6%

Consumer Discretionary - 8.1%

Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	750,000	738,277
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	1,000,000	993,329
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	498,747	485,031
Charter Communications Operating LLC Term E 3.000% due 07/01/20 §	496,231	482,206
Clear Channel Communications Tranche D 6.906% due 01/30/19 §	500,000	478,281
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	1,000,000	996,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-14

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Federal Mogul Corp Tranche C 4.750% due 04/15/21 §	$750,000	$744,643
Las Vegas Sands LLC Term B due 12/18/20 µ	1,000,000	994,583
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	248,750	207,706
Seminole Tribe of Florida 3.000% due 04/29/20 §	949,527	945,670
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	993,744	979,614
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	750,000	741,875
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	998,747	983,141
The Servicemaster Co LLC 4.250% due 07/01/21 §	750,000	740,035
Tribune Co 4.000% due 12/27/20 §	783,797	774,729

		11,285,370

Consumer Staples - 1.4%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	346,511	345,830
Term B-4 4.500% due 08/25/21 §	500,000	498,073
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	252,656
New Albertsons Inc Term B 4.750% due 06/27/21 §	250,000	246,531
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	593,487	563,813

		1,906,903

Energy - 3.2%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	750,000	746,719
Expro Finservices SARL due 08/16/21 µ	500,000	498,750
HGIM Corp Term B 5.500% due 06/18/20 §	744,987	734,977
Paragon Offshore Finance Co 3.750% due 07/16/21 §	1,000,000	952,500
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	1,250,000	1,217,344
Seadrill Operating LP 4.000% due 02/21/21 §	248,747	237,020

		4,387,310

Financials - 1.0%

Nuveen Investments Inc Tranche B (1st Lien) 4.157% due 05/13/17 §	750,000	748,907
ROC Finance LLC Term B 5.000% due 06/20/19 §	496,241	478,252
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	175,000	189,875

		1,417,034

Health Care - 2.1%

CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	397,000	396,330
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	343,875	343,230
JLL/Delta Dutch Newco BV (Netherlands) 4.250% due 03/11/21 §	249,375	244,833
Ortho-Clinical Diagnostics Holdings SARL (Luxembourg) 4.750% due 06/30/21 §	748,125	740,995

	Principal Amount	Value
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	$485,000	$476,512
Surgery Center Holdings Inc due 07/22/22 µ	750,000	748,125

		2,950,025

Industrials - 3.4%

Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	748,125	749,995
Gates Global LLC
due 07/05/21 µ	250,000	246,161
4.250% due 07/05/21 §	750,000	738,482
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,248,125	1,235,644
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	498,099	492,246
MRC Global 5.520% due 11/08/19 §	346,500	346,717
Ply Gem Industries Inc 4.000% due 02/01/21 §	497,500	489,623
Sensata Technologies BV Term B 3.250% due 05/10/18 §	495,000	492,878

		4,791,746

Information Technology - 2.2%

Activision Blizzard 3.250% due 10/12/20 §	923,750	922,852
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	997,500	989,751
BMC Software Finance Inc 5.000% due 09/10/20 §	239,444	235,962
Infor Inc Tranche B-5 3.750% due 06/03/20 §	986,611	965,522

		3,114,087

Materials - 3.2%

BWAY Intermediate Co Inc due 08/14/20 µ	1,000,000	1,002,500
FMG Resources Property Ltd 3.750% due 06/30/19 §	1,241,861	1,218,058
Mauser Holding GmbH (2nd Lien) 8.250% due 07/31/22 §	250,000	248,125
Ranpak Corp (2nd Lien) 8.500% due 04/23/20 §	250,000	255,313
Tronox Inc Term B (Netherlands) 4.000% due 03/19/20 §	745,198	740,955
Univar Inc Term B 5.000% due 06/30/17 §	993,561	985,074

		4,450,025

Total Senior Loan Notes (Cost $34,757,670)		34,302,500

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.902% due 11/05/30 " § ~	250,000	250,391

Total Mortgage-Backed Securities (Cost $250,000)		250,391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-15

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.1%

Financials - 1.1%

Carlyle Global Market Strategies CLO Ltd 3.384% due 07/27/26 " § ~	$750,000	$745,492
Race Point VI CLO Ltd 3.344% due 05/24/33 " § ~	750,000	742,055

		1,487,547

Total Asset-Backed Securities (Cost $1,494,375)		1,487,547

	Shares
SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,381,805	5,381,805

Total Short-Term Investment (Cost $5,381,805)		5,381,805

TOTAL INVESTMENTS - 102.5% (Cost $144,687,894)		142,813,943

OTHER ASSETS & LIABILITIES, Net - (2.5%)		(3,534,353)

NET ASSETS - 100.0%		$139,279,590

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	66.9%
Senior Loan Notes	24.6%
Short-Term Investment	3.8%
Common Stocks	3.8%
Others (each less than 3.0%)	3.4%

102.5%
Other Assets & Liabilities, Net	(2.5%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks
	Energy	$163,299	$—	$163,299	$—
	Health Care	521,381	521,381	—	—

		684,680	521,381	163,299	—
	Common Stocks (1)	5,268,318	5,268,318	—	—
	Closed-End Mutual Funds	2,179,845	2,179,845	—	—
	Corporate Bonds & Notes	93,258,857	—	92,609,557	649,300
	Senior Loan Notes	34,302,500	—	34,094,794	207,706
	Mortgage-Backed Securities	250,391	—	250,391	—
	Asset-Backed Securities	1,487,547	—	1,487,547	—
	Short-Term Investment	5,381,805	5,381,805	—	—

	Total	$142,813,943	$13,351,349	$128,605,588	$857,006

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-16

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.6%

Consumer Staples - 1.6%

Reynolds Group Issuer Inc
5.750% due 10/15/20	$13,750,000	$14,059,374
9.000% due 04/15/19	1,000,000	1,046,250
9.875% due 08/15/19	500,000	540,625

		15,646,249

Industrials - 0.3%

US Airways Pass-Through Trust ‘B’ 5.375% due 11/15/21	3,000,000	3,107,100

Materials - 0.3%

Hexion US Finance Corp 6.625% due 04/15/20	3,000,000	3,030,000

Telecommunication Services - 0.4%

Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	3,000,000	3,071,250
8.125% due 06/01/23	1,000,000	1,047,500

		4,118,750

Total Corporate Bonds & Notes (Cost $25,796,683)		25,902,099

SENIOR LOAN NOTES - 97.3%

Consumer Discretionary - 28.9%

24 hour Fitness Worldwide 4.750% due 05/28/21 §	4,488,750	4,483,112
Advantage Sales & Marketing Inc (1st Lien)
3.580% due 07/23/21 §	80,645	79,360
4.250% due 07/23/21 §	4,838,710	4,761,595
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	2,442,606	2,445,660
Burger King Worldwide Inc Term B due 09/24/21 µ	12,000,000	11,923,332
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	3,102,548	3,081,851
Caesars Entertainment Resort Properties LLC
Term B due 10/11/20 µ	3,000,000	2,880,750
7.000% due 10/11/20 §	16,872,500	16,201,818
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	4,488,750	4,265,435
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	15,298,125	14,877,427
Charter Communications Term G 4.250% due 09/10/21 §	6,500,000	6,488,391
Clear Channel Communications Inc Tranche D 6.904% due 01/30/19 §	11,436,491	10,939,724
ClubCorp Club Operation Inc due 07/24/20 µ	7,000,000	6,973,750
4.000% due 07/24/20 §	11,591,636	11,548,167
CS Intermediate Holdco LLC 4.000% due 04/04/21 §	2,992,500	2,962,575
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	13,500,000	13,403,570
Golden Nugget Inc
5.500% due 11/05/19 §	9,386,107	9,503,434
5.500% due 11/21/19 §	4,022,617	4,072,900
Interactive Data Corp 4.750% due 05/02/21 §	8,229,375	8,193,371

	Principal Amount	Value
Jo-Ann Stores LLC Term B 4.000% due 03/16/18 §	$ 7,949,634	$ 7,661,460
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	13,167,500	13,002,906
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	11,074,441	10,936,010
Michaels Stores Inc 4.000% due 01/28/20 §	11,250,000	11,129,063
Midas Intermediate Holding Co due 09/01/22 µ	2,246,835	2,239,464
Nine West Holdings Inc
4.750% due 10/08/19 §	7,165,957	6,968,894
6.250% due 01/08/20 §	4,250,000	4,009,165
Oceania Cruises Inc Term B-1 5.250% due 07/02/20 §	11,673,041	11,702,223
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	3,731,250	3,115,594
Pilot Travel Centers LLC due 09/21/21 µ	2,000,000	1,990,000
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	9,413,694	9,296,022
Scientific Games International Term B2 due 08/01/21 µ	1,500,000	1,470,938
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	13,393,806	13,203,360
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	6,467,418	6,347,952
(2nd Lien) 7.500% due 12/17/21 §	9,333,333	9,232,225
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	16,876,444	16,612,749
The ServiceMaster Co 4.250% due 07/01/21 §	8,500,000	8,387,061
Tribune Co 4.000% due 12/27/20 §	6,749,179	6,671,098
Yonkers Racing Corp
(1st Lien)
4.250% due 08/20/19 §	3,871,032	3,503,284
(2nd Lien)
8.750% due 08/20/20 §	500,000	402,500

		286,968,190

Consumer Staples - 9.4%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	7,418,684	7,404,113
Term B-3 4.000% due 08/23/19 §	3,000,000	2,981,250
Term B-4 4.500% due 08/25/21 §	12,500,000	12,451,825
Ardent Medical Services Inc Term B 5.250% due 02/14/20 §	6,467,500	6,467,500
Arysta LifeScience SPC LLC
(1st Lien)
4.500% due 05/29/20 §	7,658,077	7,650,097
(2nd Lien)
8.250% due 11/30/20 §	3,500,000	3,536,460
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	1,970,134	1,942,342
(2nd Lien)
8.500% due 03/26/20 §	5,450,000	5,507,906
New Albertson’s Inc Term B 4.750% due 06/25/21 §	8,250,000	8,135,531
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	4,937,500	4,943,672
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	10,355,953	9,838,155

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-17

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Rite Aid Corp
Tranche 1 (2nd Lien)
5.750% due 08/21/20 §	$ 7,860,930	$ 7,986,218
Tranche 2
4.875% due 06/21/20 §	1,500,000	1,503,282
Smart & Final Inc (1st Lien)
4.750% due 11/15/19 §	6,427,672	6,400,887
US Foods Inc 4.500% due 03/31/19 §	6,912,500	6,893,062

		93,642,300

Energy - 8.2%

American Energy-Marcellus LLC (1st Lien) 5.250% due 08/04/20 §	3,500,000	3,479,585
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	6,386,728	6,469,225
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	3,750,000	3,625,781
Expro Finservices SARL due 08/16/21 µ	8,750,000	8,728,125
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	7,200,000	7,239,002
HGIM Corp Term B 5.500% due 06/18/20 §	15,604,906	15,395,223
Moxie Liberty LLC Term B-1 7.500% due 08/21/20 §	1,500,000	1,537,500
Moxie Patriot LLC Term B-1 6.750% due 12/19/20 §	2,250,000	2,306,250
Paragon Offshore Finance Co 3.750% due 07/16/21 §	1,500,000	1,428,750
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	18,850,882	18,358,403
Seadrill Operating LP (Bermuda) 4.000% due 02/21/21 §	13,668,018	13,023,667

		81,591,511

Financials - 8.4%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	9,863,487	9,863,487
First Data Corp
3.655% due 03/24/18 §	2,750,000	2,701,303
3.655% due 09/24/18 §	1,000,000	981,875
HUB International Ltd 4.250% due 10/02/20 §	15,092,280	14,814,023
Nuveen Investments Inc Tranche B
(1st Lien)
4.157% due 05/13/17 §	9,808,343	9,794,042
(2nd Lien)
6.500% due 02/28/19 §	9,500,000	9,535,625
RE/MAX LLC 4.000% due 07/31/20 §	6,238,517	6,203,425
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	7,700,000	8,354,500
TransUnion LLC 4.000% due 04/09/21 §	5,223,750	5,154,102
USI Inc 4.250% due 12/27/19 §	16,401,782	16,135,254

		83,537,636

Health Care - 1.6%

Catalent Pharma Solutions Inc 4.500% due 05/20/21 §	4,987,500	4,980,822
CHS/Community Health Term D due 01/27/21 µ	5,000,000	4,991,565
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	5,136,762	5,050,079
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	1,256,995	1,234,998

		16,257,464

	Principal Amount	Value
Industrials - 25.3%

AlixPartners LLP (2nd Lien) due 06/28/23 µ	$ 750,000	$ 760,625
9.000% due 07/10/21 §	9,800,000	9,938,837
Term B-2 (1st Lien)
4.000% due 07/10/20 §	4,677,072	4,618,608
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	6,682,500	6,636,558
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,399,494
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	3,305,625	3,261,551
(2nd Lien)
8.000% due 08/13/21 §	5,626,712	5,565,758
Apex Tool Group LLC 4.500% due 01/31/20 §	5,663,750	5,479,678
Atkore International (1st Lien) 4.500% due 04/09/21 §	4,488,750	4,462,567
(2nd Lien) 7.750% due 10/09/21 §	2,000,000	1,983,750
CAMP Systems
(1st Lien)
4.750% due 05/31/19 §	4,962,208	4,965,309
(2nd Lien)
8.250% due 11/29/19 §	500,000	505,313
Capital Safety North America Holdings Inc (1st Lien) 3.750% due 03/29/21 §	4,923,750	4,805,275
(2nd Lien) 6.500% due 03/28/22 §	3,000,000	2,958,750
Ceridian Corp Term B1 4.152% due 05/09/17 §	3,555,803	3,549,136
CPI International Inc Term B 4.250% due 11/17/17 §	1,990,000	1,975,905
Crosby US Acquisition Corp
(1st Lien)
3.750% due 11/23/20 §	5,947,538	5,709,636
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	4,025,000
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	10,972,500	10,999,931
Gates Global Inc due 07/25/21 µ	4,750,000	4,677,054
4.250% due 07/25/21 §	13,000,000	12,800,359
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	8,730,625	8,643,319
(2nd Lien) 7.750% due 04/01/22 §	3,500,000	3,517,500
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	1,000,000	988,250
(2nd Lien) 7.250% due 06/30/22 §	1,250,000	1,228,125
Term B 4.250% due 06/30/21 §	3,731,939	3,688,089
LM US Member LLC
4.750% due 10/25/19 §	968,569	964,331
(1st Lien)
4.750% due 10/25/19 §	14,357,189	14,294,376
(2nd Lien)
8.250% due 10/26/20 §	8,125,000	8,135,156
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	10,643,529	10,869,704
MRC Global 5.520% due 11/08/19 §	9,751,500	9,757,595

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-18

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Neff Rental LLC (2nd Lien) 7.250% due 06/09/21 §	$ 4,500,000	$ 4,502,813
North American Lifting Holdings Inc
(1st Lien)
due 11/30/18 µ	750,000	753,750
5.500% due 11/27/20 §	6,751,543	6,785,300
(2nd Lien) 10.000% due 11/26/21 §	2,000,000	2,017,500
Ply Gem Industries Inc 4.000% due 02/21/21 §	12,580,531	12,381,344
Rexnord LLC Term B 4.000% due 08/21/20 §	14,146,776	13,946,358
Roofing Supply Group LLC 5.000% due 05/31/19 §	9,377,957	9,288,088
SRS Distribution Inc 4.750% due 09/01/19 §	4,446,225	4,453,174
Transdigm Inc Term C 3.750% due 02/28/20 §	11,355,528	11,187,852
Tranche D 3.750% due 06/04/21 §	6,483,750	6,392,284
WTG Holdings III Corp (1st Lien) 4.750% due 11/15/21 §	10,860,590	10,785,923
(2nd Lien) 8.500% due 11/15/22 §	3,250,000	3,245,938

		251,905,863

Information Technology - 1.7%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	496,250	491,784
(2nd Lien) 7.500% due 01/24/22 §	7,120,000	7,121,481
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	5,044,425	5,050,731
Kronos Worldwide Inc 4.750% due 02/18/20 §	4,477,500	4,477,500

		17,141,496

Materials - 11.1%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	17,275,095	17,037,563
Berry Plastic Corp Term E 3.750% due 01/06/21 §	9,082,213	8,893,003
BWAY Intermediate Co Inc due 08/14/20 µ	2,500,000	2,506,250
Term B 5.500% due 08/07/20 §	13,715,625	13,749,914
Emerald Performance Materials LLC (1st Lien) 4.500% due 07/30/21 §	4,000,000	3,966,668
(2nd Lien) 7.750% due 08/01/22 §	750,000	747,188
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	10,778,008	10,571,426
MacDermid Inc Tranche B (1st Lien) due 05/15/20 µ	1,500,000	1,481,250
Mauser Holding GmbH (1st Lien) 4.500% due 07/31/21 §	500,000	497,500
(2nd Lien) 8.250% due 07/31/22 §	2,000,000	1,985,000
NewPage Corp Term B 9.500% due 02/11/21 §	7,500,000	7,524,998
Nexeo Solutions LLC 5.000% due 09/08/17 §	1,496,124	1,490,514
Term B-2 5.000% due 09/08/17 §	1,741,117	1,728,058
Term B-3 5.000% due 09/08/17 §	7,567,813	7,501,594

	Principal Amount	Value
Quikrete Holdings Inc (2nd Lien) 7.000% due 03/26/21 §	$ 4,250,000	$ 4,289,844
Ranpak Corp
(1st Lien)
4.500% due 04/23/19 §	1,425,016	1,432,141
(2nd Lien)
due 09/16/22 µ	500,000	502,188
8.500% due 04/23/20 §	3,153,118	3,220,122
Univar Inc Term B due 06/30/17 µ	2,500,000	2,478,645
5.000% due 06/30/17 §	18,606,284	18,447,349

		110,051,215

Telecommunication Services - 2.0%

Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	5,005,406	4,935,541
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	11,300,000	11,114,612
Tranche B-III
4.000% due 08/01/19 §	3,500,000	3,443,671

		19,493,824

Utilities - 0.7%

Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	5,084,909	4,995,277
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,462,500

		6,457,777

Total Senior Loan Notes (Cost $978,968,036)		967,047,276

	Shares
SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	983,920	983,920

Total Short-Term Investment (Cost $983,920)		983,920

TOTAL INVESTMENTS - 100.0% (Cost $1,005,748,639)		993,933,295

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(133,070)

NET ASSETS - 100.0%		$993,800,225

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-19

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	28.9%
Industrials	25.6%
Materials	11.4%
Consumer Staples	11.0%
Financials	8.4%
Energy	8.2%
Others (each less than 3.0%)	6.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the fund had unfunded loan commitments of $332,342 or less than 0.1% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Advantage Sales & Marketing Inc	$80,444	$79,360	($1,084)
Midas Intermediate Holding Co	251,898	252,650	752

	$332,342	$332,010	($332)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$25,902,099	$—	$25,902,099	$—
	Senior Loan Notes	967,047,276	—	963,529,182	3,518,094
	Short-Term Investment	983,920	983,920	—	—
	Unfunded Loan Commitment	752	—	752	—

	Total Assets	993,934,047	983,920	989,432,033	3,518,094

Liabilities	Unfunded Loan Commitment	(1,084)	—	(1,084)	—

	Total Liabilities	(1,084)	—	(1,084)	—

	Total	$993,932,963	$983,920	$989,430,949	$3,518,094

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-20

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.0%

Consumer Discretionary - 7.3%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$427,500
Cablevision Systems Corp 8.625% due 09/15/17	150,000	167,062
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	413,500
Chrysler Group LLC 8.250% due 06/15/21	250,000	273,750
iHeartCommunications Inc 10.000% due 01/15/18	400,000	336,712
Landry’s Inc 9.375% due 05/01/20 ~	150,000	159,375
Lennar Corp 4.500% due 06/15/19	300,000	298,125
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	80,000	81,800
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	150,000	152,250
NPC International Inc 10.500% due 01/15/20	350,000	366,625
The Ryland Group Inc 6.625% due 05/01/20	150,000	159,750

		2,836,449

Consumer Staples - 2.4%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	283,125
Reynolds Group Issuer Inc
8.250% due 02/15/21	250,000	265,625
9.875% due 08/15/19	200,000	216,250
Spectrum Brands Inc 6.750% due 03/15/20	150,000	156,750

		921,750

Energy - 4.9%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	322,500
Halcon Resources Corp 9.750% due 07/15/20	200,000	204,500
Linn Energy LLC 6.500% due 05/15/19	350,000	344,750
Regency Energy Partners LP 6.500% due 07/15/21	150,000	158,250
Samson Investment Co 9.750% due 02/15/20	150,000	136,875
SandRidge Energy Inc 7.500% due 03/15/21	300,000	294,000
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	200,000	200,250
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	253,125

		1,914,250

Financials - 2.9%

E*TRADE Financial Corp 6.375% due 11/15/19	200,000	211,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	205,500
Nuveen Investments Inc 9.125% due 10/15/17 ~	250,000	268,750
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	435,375

		1,120,625

	Principal Amount	Value
Health Care - 4.0%

Biomet Inc 6.500% due 08/01/20	$150,000	$159,375
CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	371,000
DaVita HealthCare Partners Inc 5.750% due 08/15/22	150,000	156,000
DJO Finance LLC 7.750% due 04/15/18	150,000	151,500
Tenet Healthcare Corp
5.000% due 03/01/19 ~	500,000	495,000
8.000% due 08/01/20	200,000	211,500

		1,544,375

Industrials - 5.6%

BWAY Holding Co 9.125% due 08/15/21 ~	200,000	202,000
Ceridian LLC 8.125% due 11/15/17 ~	50,000	50,187
HD Supply Inc 11.500% due 07/15/20	300,000	346,875
Modular Space Corp 10.250% due 01/31/19 ~	300,000	303,750
Nortek Inc 8.500% due 04/15/21	250,000	270,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	159,000
The Hertz Corp 5.875% due 10/15/20	300,000	306,000
TransDigm Inc 5.500% due 10/15/20	250,000	243,750
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	150,000	153,930
United Rentals North America Inc 7.375% due 05/15/20	150,000	160,125

		2,195,617

Information Technology - 3.1%

Advanced Micro Devices Inc 6.750% due 03/01/19	250,000	253,750
Blackboard Inc 7.750% due 11/15/19 ~	200,000	199,000
BMC Software Inc 7.250% due 06/01/18	100,000	99,000
NXP BV (Netherlands) 5.750% due 02/15/21 ~	150,000	153,000
Sanmina Corp 4.375% due 06/01/19 ~	500,000	491,250

		1,196,000

Materials - 7.1%

AK Steel Corp 7.625% due 05/15/20	250,000	248,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	196,250
ArcelorMittal (Luxembourg) 10.350% due 06/01/19	150,000	183,563
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	200,000	202,000
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	198,500
9.125% due 10/15/20 ~	200,000	217,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	262,500
Hexion US Finance Corp 6.625% due 04/15/20	150,000	151,500
Novelis Inc (Canada) 8.750% due 12/15/20	250,000	268,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-21

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Sappi Papier Holding GmbH 7.750% due 07/15/17 ~	$350,000	$376,250
Tronox Finance LLC 6.375% due 08/15/20	200,000	202,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	268,125

		2,774,751

Telecommunication Services - 3.7%

CenturyLink Inc 5.625% due 04/01/20	150,000	155,288
Hughes Satellite Systems Corp 7.625% due 06/15/21	150,000	165,750
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	200,000	204,750
Level 3 Financing Inc 7.000% due 06/01/20	300,000	317,625
Sprint Communications Inc 9.000% due 11/15/18 ~	150,000	173,812
T-Mobile USA Inc 6.464% due 04/28/19	150,000	156,188
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	271,563

		1,444,976

Utilities - 1.0%

GenOn Energy Inc 9.875% due 10/15/20	150,000	156,750
NRG Energy Inc 7.625% due 01/15/18	200,000	220,500

		377,250

Total Corporate Bonds & Notes (Cost $16,572,843)		16,326,043

SENIOR LOAN NOTES - 54.5%

Consumer Discretionary - 15.7%

Boyd Gaming Corp Term B 4.000% due 08/14/20 §	238,542	235,411
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	248,125	238,262
CCC Holdings Inc 4.000% due 07/24/20 §	500,000	498,125
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	497,500	483,819
Charter Communications Operating LLC Term G due 09/10/21 µ	750,000	750,000
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	497,500	491,281
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	496,833	490,622
National Vision Inc (1st Lien) 4.000% due 03/12/21 §	497,500	486,306
Nine West Holdings Inc 4.750% due 10/08/19 §	498,750	485,034
Oceania Cruises Inc Term B-1 5.250% due 07/02/20 §	185,629	186,093
Playa Resorts Holding BV 4.000% due 08/09/19 §	496,870	490,659
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	296,750
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	496,256	488,502
Tribune Co 4.000% due 12/27/20 §	230,528	227,861
Tropicana Entertainment (1st Lien) 4.000% due 11/18/20 §	247,500	243,169

		6,091,894

	Principal Amount	Value
Consumer Staples - 6.2%

Albertson’s LLC
Term B-2
4.750% due 03/21/19 §	$248,128	$247,641
Term B-4
4.500% due 08/25/21 §	500,000	498,073
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	252,656
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	246,875	247,184
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	495,605	470,824
Rite Aid Corp Tranche 2 4.875% due 06/21/21 §	250,000	250,547
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	181,424	180,706
US Foods Inc 4.500% due 03/31/19 §	246,875	246,181

		2,393,812

Energy - 6.3%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	250,000	248,906
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	244,100	247,253
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	750,000	754,063
HGIM Corp Term B 5.500% due 06/18/20 §	247,500	244,174
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	486,937
Seadrill Operating LP 4.000% due 02/21/21 §	496,250	472,855

		2,454,188

Financials - 5.1%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	246,863	246,863
HUB International Ltd 4.250% due 10/02/20 §	247,506	242,943
RE/MAX LLC 4.000% due 07/31/20 §	231,056	229,757
SAM Finance Lux SARL (Luxembourg) 4.250% due 12/17/20 §	248,125	247,350
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	650,000	705,250
USI Inc 4.250% due 12/27/19 §	297,000	292,174

		1,964,337

Health Care - 2.7%

Biomet Inc Term B-2 3.655% due 07/25/17 §	232,409	231,211
CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	99,250	99,083
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	249,375	244,833
Ortho-Clinical Diagnostics (Luxembourg) 4.750% due 06/30/21 §	498,750	493,996

		1,069,123

Industrials - 12.4%

Accudyne Industries LLC 4.000% due 12/13/19 §	724,512	712,966
AlixPartners LLP
Term B-2 (1st Lien)
4.000% due 07/10/20 §	246,875	243,789
(2nd Lien)
9.000% due 07/10/21 §	200,000	202,833

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-22

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	$500,000	$492,185
Ceridian Corp Term B-1 4.152% due 05/09/17 §	118,527	118,304
Crosby US Acquisition Corp (1st Lien) 3.750% due 11/23/20 §	497,494	477,594
Gates Global Inc 4.250% due 07/05/21 §	500,000	492,322
LM US Member LLC 4.750% due 10/25/19 §	9,520	9,478
(1st Lien)
4.750% due 10/25/19 §	239,850	238,801
North American Lifting Holdings Inc (1st Lien) 5.500% due 11/27/20 §	297,862	299,351
Ply Gem Industries Inc 4.000% due 02/01/21 §	497,500	489,623
Rexnord LLC Term B 4.000% due 08/21/20 §	247,500	243,994
Roofing Supply Group LLC 5.000% due 05/31/19 §	497,462	492,695
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	297,750	295,703

		4,809,638

Information Technology - 1.2%

BMC Software Finance Inc 5.000% due 09/10/20 §	239,444	235,962
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	241,210	236,657

		472,619

Materials - 4.3%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	496,241	486,729
NewPage Corp Term B 9.500% due 02/11/21 §	300,000	301,000
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	397,970	394,984
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	237,962	236,302
(2nd Lien)
7.000% due 03/26/21 §	250,000	252,344

		1,671,359

	Principal Amount	Value
Telecommunication Services - 0.6%

WaveDivision Holdings LLC 4.000% due 10/15/19 §	$248,106	$245,832

Total Senior Loan Notes (Cost $21,505,546)		21,172,802

	Shares
SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,498,516	1,498,516

Total Short-Term Investment (Cost $1,498,516)		1,498,516

TOTAL INVESTMENTS - 100.3% (Cost $39,576,905)		38,997,361

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(131,293)

NET ASSETS - 100.0%		$38,866,068

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.0%
Industrials	18.0%
Materials	11.4%
Energy	11.2%
Consumer Staples	8.6%
Financials	8.0%
Health Care	6.7%
Telecommunication Services	4.3%
Information Technology	4.3%
Short-Term Investment	3.8%
Others (each less than 3.0%)	1.0%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,326,043	$—	$16,326,043	$—
	Senior Loan Notes	21,172,802	—	21,172,802	—
	Short-Term Investment	1,498,516	1,498,516	—	—

	Total	$38,997,361	$1,498,516	$37,498,845	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-23

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Health Care - 0.1%

Amsurg Corp 5.250% *	125	$13,369

Total Convertible Preferred Stocks (Cost $12,500)		13,369

COMMON STOCKS - 1.8%

Consumer Discretionary - 0.7%

Cedar Fair LP	1,585	74,923
Las Vegas Sands Corp	985	61,277
MGM Resorts International *	2,640	60,139

		196,339

Energy - 0.4%

Chesapeake Energy Corp	2,460	56,555
Kinder Morgan Inc	1,580	60,577

		117,132

Financials - 0.3%

Bank of America Corp	4,400	75,020

Industrials - 0.4%

Air Lease Corp	2,200	71,500
The Boeing Co	470	59,869

		131,369

Total Common Stocks (Cost $525,842)		519,860

EXCHANGE-TRADED FUND - 0.6%

Highland/iBoxx Senior Loan	8,800	171,424

Total Exchange-Traded Fund (Cost $173,205)		171,424

CLOSED-END MUTUAL FUNDS - 1.3%

Eaton Vance Senior Income Trust	7,817	50,889
First Trust Senior Floating Rate Income Fund II	4,464	60,532
Invesco Senior Income Trust	25,324	120,289
Voya Prime Rate Trust	24,020	132,110

		363,820

Total Closed-End Mutual Funds (Cost $375,392)		363,820

	Principal Amount
CORPORATE BONDS & NOTES - 92.7%

Consumer Discretionary - 20.8%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$150,000	139,500
99 Cents Only Stores 11.000% due 12/15/19	100,000	109,000
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	250,000	258,750
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	71,250
7.250% due 02/01/23	100,000	100,000
7.500% due 09/15/21	150,000	153,375
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	175,000	136,062
11.250% due 06/01/17	100,000	77,625

	Principal Amount	Value
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	$50,000	$49,594
11.000% due 10/01/21 ~	200,000	188,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	100,000	87,875
CBS Outdoor Americas Capital LLC
5.250% due 02/15/22 ~	75,000	75,094
5.875% due 03/15/25 ~	50,000	50,375
CCO Holdings LLC 5.750% due 09/01/23	150,000	149,813
CEC Entertainment Inc 8.000% due 02/15/22 ~	250,000	235,000
Cedar Fair LP
5.250% due 03/15/21	175,000	173,250
5.375% due 06/01/24 ~	25,000	24,281
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	48,062
6.375% due 09/15/20 ~	125,000	129,219
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	73,000	75,008
7.625% due 03/15/20	125,000	130,312
Dana Holding Corp
6.500% due 02/15/19	50,000	52,125
6.750% due 02/15/21	150,000	158,437
DISH DBS Corp
5.125% due 05/01/20	50,000	50,250
6.750% due 06/01/21	50,000	53,875
Greektown Holdings LLC 8.875% due 03/15/19 ~	125,000	125,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	150,000	154,781
Icahn Enterprises LP 5.875% due 02/01/22	150,000	150,375
iHeartCommunications Inc
10.000% due 01/15/18	50,000	42,089
11.250% due 03/01/21	100,000	106,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	175,000	167,125
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	150,000	155,250
Landry’s Inc 9.375% due 05/01/20 ~	50,000	53,125
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	210,000	210,000
MGM Resorts International 6.750% due 10/01/20	150,000	160,125
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	48,000	49,080
Michaels Stores Inc 5.875% due 12/15/20 ~	25,000	24,937
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	52,250
8.750% PIK due 10/15/21 ~	275,000	290,812
NPC International Inc 10.500% due 01/15/20	150,000	157,125
Penn National Gaming Inc 5.875% due 11/01/21	175,000	161,875
Sinclair Television Group Inc
5.375% due 04/01/21	50,000	49,500
6.375% due 11/01/21	100,000	102,750
Standard Pacific Corp 6.250% due 12/15/21	250,000	255,937
The Ryland Group Inc
5.375% due 10/01/22	100,000	98,000
6.625% due 05/01/20	75,000	79,875
The ServiceMaster Co 8.000% due 02/15/20	114,000	121,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-24

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	$200,000	$202,500
Wolverine World Wide Inc 6.125% due 10/15/20	125,000	131,250

		5,878,393

Consumer Staples - 4.5%

Beverages & More Inc 10.000% due 11/15/18 ~	75,000	70,781
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	200,000	213,500
JBS USA LLC 7.250% due 06/01/21 ~	100,000	105,500
Post Holdings Inc 6.000% due 12/15/22 ~	150,000	138,000
Reynolds Group Issuer Inc
8.250% due 02/15/21	100,000	106,250
9.000% due 04/15/19	200,000	209,250
9.875% due 08/15/19	125,000	135,156
Rite Aid Corp
6.750% due 06/15/21	100,000	102,750
9.250% due 03/15/20	50,000	54,750
The WhiteWave Foods Co 5.375% due 10/01/22	125,000	126,563

		1,262,500

Energy - 16.5%

Alpha Natural Resources Inc 6.000% due 06/01/19	100,000	61,000
American Energy-Woodford LLC 9.000% due 09/15/22 ~	25,000	23,313
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	75,000	69,000
7.375% due 11/01/21 ~	50,000	46,000
Arch Coal Inc
7.250% due 10/01/20	50,000	27,375
7.250% due 06/15/21	50,000	24,375
Athlon Holdings LP 6.000% due 05/01/22 ~	125,000	134,375
Atlas Pipeline Partners LP
5.875% due 08/01/23	50,000	49,125
6.625% due 10/01/20	100,000	102,750
Baytex Energy Corp (Canada) 5.125% due 06/01/21 ~	100,000	98,000
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	100,000	95,500
Chaparral Energy Inc 8.250% due 09/01/21	150,000	161,250
Crestwood Midstream Partners LP 6.125% due 03/01/22	175,000	176,313
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	125,000	117,813
Halcon Resources Corp
8.875% due 05/15/21	125,000	123,750
9.750% due 07/15/20	200,000	204,500
Hercules Offshore Inc
6.750% due 04/01/22 ~	50,000	39,188
7.500% due 10/01/21 ~	100,000	81,000
Hiland Partners LP
5.500% due 05/15/22 ~	25,000	24,375
7.250% due 10/01/20 ~	225,000	239,625
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	105,750
Kodiak Oil & Gas Corp (Canada) 5.500% due 02/01/22	50,000	50,500
Linn Energy LLC
6.500% due 05/15/19	75,000	73,875
6.500% due 09/15/21	50,000	49,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	50,875
6.500% due 03/15/21 ~	200,000	206,000

	Principal Amount	Value
Memorial Resource Development Corp 5.875% due 07/01/22 ~	$175,000	$171,500
Pioneer Energy Services Corp 6.125% due 03/15/22 ~	100,000	99,250
QEP Resources Inc 6.875% due 03/01/21	150,000	163,500
Regency Energy Partners LP
5.000% due 10/01/22	50,000	49,438
5.750% due 09/01/20	200,000	209,500
RSP Permian Inc 6.625% due 10/01/22 ~	25,000	25,188
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	200,000	206,500
Samson Investment Co 9.750% due 02/15/20	125,000	114,062
Sanchez Energy Corp
6.125% due 01/15/23 ~	50,000	49,695
7.750% due 06/15/21	125,000	134,375
SandRidge Energy Inc 7.500% due 03/15/21	265,000	259,700
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	250,000	250,313
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	147,375
Tervita Corp (Canada)
8.000% due 11/15/18 ~	75,000	75,938
10.875% due 02/15/18 ~	25,000	25,094
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	100,000	98,125
WPX Energy Inc 6.000% due 01/15/22	125,000	129,063

		4,643,243

Financials - 4.5%

First Data Corp
10.625% due 06/15/21	32,000	36,560
12.625% due 01/15/21	175,000	210,000
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	150,000	154,312
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	205,500
Navient Corp 4.875% due 06/17/19	75,000	75,187
Nuveen Investments Inc
9.125% due 10/15/17 ~	75,000	80,625
9.500% due 10/15/20 ~	75,000	87,375
Ocwen Financial Corp 6.625% due 05/15/19 ~	125,000	120,937
RHP Hotel Properties LP REIT 5.000% due 04/15/21	100,000	98,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	200,000	207,500

		1,275,996

Health Care - 10.5%

Aviv Healthcare Properties LP 6.000% due 10/15/21	75,000	77,719
Biomet Inc
6.500% due 08/01/20	75,000	79,687
6.500% due 10/01/20	50,000	52,625
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	175,000	174,891
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	275,000	288,063
8.000% due 11/15/19	125,000	133,775
DJO Finance LLC 7.750% due 04/15/18	100,000	101,000
Endo Finance LLC 5.750% due 01/15/22 ~	75,000	74,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-25

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	$100,000	$106,500
Grifols Worldwide Operations Ltd (Ireland) 5.250% due 04/01/22 ~	200,000	198,000
HCA Holdings Inc 6.250% due 02/15/21	325,000	341,250
HCA Inc 6.500% due 02/15/20	100,000	109,375
HealthSouth Corp 5.750% due 11/01/24	50,000	51,250
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	150,000	151,875
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	100,000	101,375
LifePoint Hospitals Inc 5.500% due 12/01/21	200,000	203,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	175,000	188,781
Tenet Healthcare Corp
4.750% due 06/01/20	50,000	49,875
5.000% due 03/01/19 ~	75,000	74,250
6.000% due 10/01/20	127,000	134,620
8.000% due 08/01/20	100,000	105,750
8.125% due 04/01/22	150,000	165,000

		2,963,411

Industrials - 12.5%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	100,000	100,500
ADS Waste Holdings Inc 8.250% due 10/01/20	175,000	183,312
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	96,159	96,284
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	102,500
Amsted Industries Inc 5.375% due 09/15/24 ~	25,000	24,375
Apex Tool Group LLC 7.000% due 02/01/21 ~	75,000	69,375
BWAY Holding Co 9.125% due 08/15/21 ~	150,000	151,500
Ceridian LLC 8.125% due 11/15/17 ~	25,000	25,094
CPG Merger Sub LLC 8.000% due 10/01/21 ~	150,000	152,625
HD Supply Inc
8.125% due 04/15/19	50,000	54,250
11.500% due 07/15/20	150,000	173,437
International Lease Finance Corp
4.625% due 04/15/21	100,000	99,437
6.250% due 05/15/19	150,000	161,250
Masco Corp 7.750% due 08/01/29	75,000	86,338
Modular Space Corp 10.250% due 01/31/19 ~	150,000	151,875
Nortek Inc 8.500% due 04/15/21	145,000	156,600
Roofing Supply Group LLC 10.000% due 06/01/20 ~	125,000	132,500
The ADT Corp 6.250% due 10/15/21	275,000	285,312
The Hertz Corp 5.875% due 10/15/20	100,000	102,000
TMS International Corp 7.625% due 10/15/21 ~	175,000	183,750
TransDigm Inc
5.500% due 10/15/20	275,000	268,125
6.000% due 07/15/22 ~	25,000	24,719

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	$100,000	$99,500
4.750% due 10/11/23	75,000	75,900
5.375% due 02/15/23	50,000	51,310
United Rentals North America Inc 7.625% due 04/15/22	200,000	219,500
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	50,000	51,785
USG Corp 5.875% due 11/01/21 ~	200,000	205,000
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	45,663	47,106

		3,535,259

Information Technology - 4.4%

Advanced Micro Devices Inc 6.750% due 03/01/19	150,000	152,250
Blackboard Inc 7.750% due 11/15/19 ~	175,000	174,125
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	48,250
BMC Software Inc 7.250% due 06/01/18	139,000	137,610
Cardtronics Inc 5.125% due 08/01/22 ~	100,000	99,000
Entegris Inc 6.000% due 04/01/22 ~	75,000	76,500
Equinix Inc
4.875% due 04/01/20	150,000	149,250
5.375% due 04/01/23	25,000	24,875
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	49,375
6.000% due 01/15/22 ~	25,000	25,438
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	100,000	99,500
NXP BV (Netherlands) 5.750% due 02/15/21 ~	200,000	204,000

		1,240,173

Materials - 12.1%

AK Steel Corp
7.625% due 10/01/21	50,000	48,500
8.375% due 04/01/22	175,000	175,875
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	225,000	220,781
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	200,000	211,000
7.250% due 03/01/41	50,000	50,750
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	198,500
7.000% due 11/15/20 ~	17,647	17,912
Berry Plastics Corp 5.500% due 05/15/22	150,000	144,563
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	75,000	74,063
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	210,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	175,000	181,563
Hexion US Finance Corp
6.625% due 04/15/20	75,000	75,750
9.000% due 11/15/20	175,000	167,562
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	200,000	197,500
Louisiana-Pacific Corp 7.500% due 06/01/20	175,000	187,250
Mustang Merger Corp 8.500% due 08/15/21 ~	150,000	156,000
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	214,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-26

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	$175,000	$189,437
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	111,500
TPC Group Inc 8.750% due 12/15/20 ~	150,000	160,125
Tronox Finance LLC 6.375% due 08/15/20	203,000	205,030
Wise Metals Group LLC 8.750% due 12/15/18 ~	125,000	134,062
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	75,000	79,781

		3,412,254

Telecommunication Services - 3.7%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	98,750
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	150,000	155,250
Hughes Satellite Systems Corp 7.625% due 06/15/21	200,000	221,000
Level 3 Financing Inc
6.125% due 01/15/21 ~	75,000	77,531
7.000% due 06/01/20	150,000	158,812
T-Mobile USA Inc
6.250% due 04/01/21	115,000	116,581
6.633% due 04/28/21	200,000	205,750

		1,033,674

Utilities - 3.2%

Calpine Corp
5.375% due 01/15/23	150,000	145,688
5.875% due 01/15/24 ~	100,000	104,000
6.000% due 01/15/22 ~	100,000	105,750
GenOn Energy Inc 9.875% due 10/15/20	125,000	130,625
NRG Energy Inc 6.250% due 07/15/22 ~	268,000	276,208
RJS Power Holdings LLC 5.125% due 07/15/19 ~	150,000	149,250

		911,521

Total Corporate Bonds & Notes (Cost $26,515,131)		26,156,424

	Shares	Value
SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	480,186	$480,186

Total Short-Term Investment (Cost $480,186)		480,186

TOTAL INVESTMENTS - 98.2% (Cost $28,082,256)		27,705,083

OTHER ASSETS & LIABILITIES, NET - 1.8%		500,426

NET ASSETS - 100.0%		$28,205,509

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	21.5%
Energy	16.9%
Industrials	12.9%
Materials	12.1%
Health Care	10.6%
Financials	4.8%
Consumer Staples	4.5%
Information Technology	4.4%
Telecommunication Services	3.7%
Utilities	3.2%
Others (each less than 3.0%)	3.6%

98.2%
Other Assets & Liabilities, Net	1.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$13,369	$13,369	$—	$—
	Common Stocks (1)	519,860	519,860	—	—
	Exchange-Traded Fund	171,424	171,424	—	—
	Closed-End Mutual Funds	363,820	363,820	—	—
	Corporate Bonds & Notes	26,156,424	—	25,981,024	175,400
	Short-Term Investment	480,186	480,186	—	—

	Total	$27,705,083	$1,548,659	$25,981,024	$175,400

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-28

A-27

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2014 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2014. For senior loan notes, the rate shown may represent a weighted average interest rate.
µ	Unsettled position. Contract rates do not take effect until settlement date.

Other Abbreviations:

PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-28

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

	PL Portfolio Optimization
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund	PL Diversified Alternatives Fund
ASSETS
Investments in affiliated mutual funds, at cost	$394,753,891	$501,988,578	$1,343,572,825	$867,949,619	$231,881,618	$3,361,966
Investments in affiliated mutual funds, at value	$430,251,402	$577,731,061	$1,628,638,537	$1,111,662,265	$321,237,034	$3,410,660
Receivables:
Fund shares sold	1,563,308	875,608	2,541,122	1,611,090	1,202,433	58,191
Due from adviser	33,602	41,652	105,796	73,357	25,284	—
Prepaid expenses and other assets	3,715	7,385	13,077	9,965	5,535	34,131
Total Assets	431,852,027	578,655,706	1,631,298,532	1,113,356,677	322,470,286	3,502,982
LIABILITIES
Payables:
Fund shares redeemed	636,801	980,932	3,477,920	1,092,572	302,476	—
Securities purchased	507,663	48,746	270,446	534,478	402,971	58,191
Accrued advisory fees	71,118	95,784	271,339	186,018	54,099	511
Accrued administration fees	53,338	71,838	203,504	139,513	40,574	384
Accrued support service expenses	—	594	2,873	2,067	541	3
Accrued custodian fees and expenses	42	42	42	42	42	42
Accrued transfer agency out-of-pocket expenses	50,070	64,183	176,755	123,029	35,192	29
Accrued legal, audit and tax service fees	29,027	35,663	99,440	67,324	19,611	121
Accrued trustees’ fees and expenses and deferred compensation	2,112	2,065	5,099	3,313	883	—
Accrued distribution and/or service fees	46,912	59,686	159,665	108,951	30,916	101
Accrued other	19,696	22,766	60,166	41,624	13,569	2,695
Total Liabilities	1,416,779	1,382,299	4,727,249	2,298,931	900,874	62,077
NET ASSETS	$430,435,248	$577,273,407	$1,626,571,283	$1,111,057,746	$321,569,412	$3,440,905
NET ASSETS CONSIST OF:
Paid-in capital	$393,649,619	$502,536,835	$1,340,813,893	$888,523,500	$260,380,479	$3,393,868
Accumulated net investment loss	(2,992,601)	(4,170,792)	(7,380,101)	(4,517,424)	(101,500)	(73)
Undistributed/accumulated net realized gain (loss)	4,280,719	3,164,881	8,071,779	(16,660,976)	(28,064,983)	(1,584)
Net unrealized appreciation on investments	35,497,511	75,742,483	285,065,712	243,712,646	89,355,416	48,694
NET ASSETS	$430,435,248	$577,273,407	$1,626,571,283	$1,111,057,746	$321,569,412	$3,440,905
Class A Shares:
Net Assets	$172,811,509	$274,411,871	$826,495,031	$576,186,532	$167,030,187	$1,025,169
Shares of beneficial interest outstanding	15,060,801	21,544,664	57,898,560	38,311,149	10,789,470	99,539
Net Asset Value per share*	$11.47	$12.74	$14.27	$15.04	$15.48	$10.30
Sales Charge (1)	0.67	0.74	0.83	0.88	0.90	0.60
Maximum offering price per share	$12.14	$13.48	$15.10	$15.92	$16.38	$10.90
Class B Shares:
Net Assets	$38,197,248	$52,070,337	$157,627,550	$119,061,508	$36,493,792
Shares of beneficial interest outstanding	3,385,652	4,144,350	11,157,173	8,010,780	2,410,312
Net Asset Value per share*	$11.28	$12.56	$14.13	$14.86	$15.14
Class C Shares:
Net Assets	$198,113,089	$237,957,516	$588,091,749	$385,830,878	$104,093,775	$220,791
Shares of beneficial interest outstanding	17,567,640	18,946,243	41,682,871	26,016,335	6,879,796	21,565
Net Asset Value per share*	$11.28	$12.56	$14.11	$14.83	$15.13	$10.24
Class R Shares:
Net Assets	$12,129,710	$6,742,133	$29,352,571	$21,823,407	$8,863,760
Shares of beneficial interest outstanding	1,062,977	531,780	2,062,271	1,454,478	576,264
Net Asset Value per share	$11.41	$12.68	$14.23	$15.00	$15.38
Advisor Class:
Net Assets	$9,183,692	$6,091,550	$25,004,382	$8,155,421	$5,087,898	$2,194,945
Shares of beneficial interest outstanding	799,134	477,454	1,749,335	541,370	328,078	212,786
Net Asset Value per share	$11.49	$12.76	$14.29	$15.06	$15.51	$10.32

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The Class A shares of the PL Portfolio Optimization Funds and the PL Diversified Alternatives Fund are subject to a maximum 5.50% front-end sales charge.

See Notes to Financial Statements

B-1

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2014 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL Limited Duration High Income Fund	PL High Income Fund
ASSETS
Investments, at cost	$135,547,594	$465,860,033	$144,687,894	$1,005,748,639	$39,576,905	$28,082,256
Investments, at value	$135,439,147	$469,008,696	$142,813,943	$993,933,295	$38,997,361	$27,705,083
Foreign currency held, at value (1)	—	—	5,948	—	—	743
Receivables:
Dividends and interest	678,529	4,171,205	1,744,168	25,103,844	497,073	544,508
Fund shares sold	466,181	3,496,259	1,102,835	4,687,483	140,000	81,164
Securities sold	832,251	9,892,037	5,018,888	77,244,557	39,703	25,313
Due from adviser	23,543	77,105	23,853	196,799	7,976	9,911
Prepaid expenses and other assets	26,027	13,105	26,456	26,680	173	25,486
Total Assets	137,465,678	486,658,407	150,736,091	1,101,192,658	39,682,286	28,392,208
LIABILITIES
Payables:
Fund shares redeemed	507,113	1,896,490	415,449	29,697,471	9,755	22,626
Securities purchased	5,734,718	12,267,251	10,856,772	76,229,519	750,000	128,850
Income distributions	21,570	122,973	48,619	360,747	5,051	1,270
Accrued advisory fees	41,108	193,001	69,382	552,758	20,137	14,061
Accrued administration fees	30,701	115,674	34,453	242,048	6,829	5,851
Accrued support service expenses	571	182	294	3,907	260	243
Accrued custodian fees and expenses	890	4,234	548	11,065	975	145
Accrued transfer agency out-of-pocket expenses	6,621	49,375	8,856	112,761	1,350	1,633
Accrued legal, audit and tax service fees	5,434	29,223	3,603	59,779	2,139	1,614
Accrued distribution and/or service fees	6,991	32,319	8,097	47,837	1,112	1,305
Accrued other	9,222	22,649	10,428	74,209	18,610	9,101
Unfunded loan commitment depreciation	—	—	—	332	—	—
Total Liabilities	6,364,939	14,733,371	11,456,501	107,392,433	816,218	186,699
NET ASSETS	$131,100,739	$471,925,036	$139,279,590	$993,800,225	$38,866,068	$28,205,509
NET ASSETS CONSIST OF:
Paid-in capital	$130,917,219	$470,267,328	$139,536,623	$1,003,558,452	$39,233,884	$28,179,044
Undistributed net investment income	6,289	37,223	12,019	113,803	5,034	4,212
Undistributed/accumulated net realized gain (loss)	285,678	(1,528,178)	1,605,591	1,943,646	206,694	399,471
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(108,447)	3,148,663	(1,874,643)	(11,815,676)	(579,544)	(377,218)
NET ASSETS	$131,100,739	$471,925,036	$139,279,590	$993,800,225	$38,866,068	$28,205,509
Class A Shares:
Net Assets	$52,542,849	$199,794,486	$49,019,356	$284,600,208	$10,448,448	$8,664,846
Shares of beneficial interest outstanding	5,045,457	18,683,395	4,437,864	27,523,554	1,048,141	795,435
Net Asset Value per share*	$10.41	$10.69	$11.05	$10.34	$9.97	$10.89
Sales Charge (2)	0.32	0.47	0.49	0.32	0.31	0.48
Maximum offering price per share	$10.73	$11.16	$11.54	$10.66	$10.28	$11.37
Class C Shares:
Net Assets	$29,706,822	$146,984,423	$37,763,460	$218,243,210	$4,171,845	$5,825,849
Shares of beneficial interest outstanding	2,857,511	13,743,767	3,424,395	21,139,828	419,379	535,275
Net Asset Value per share*	$10.40	$10.69	$11.03	$10.32	$9.95	$10.88
Class I Shares:
Net Assets	$1,069,967	$1,049,566	$1,918,879	$105,106,408	$22,205,757	$9,445,491
Shares of beneficial interest outstanding	102,874	98,049	174,591	10,148,342	2,227,917	873,613
Net Asset Value per share	$10.40	$10.70	$10.99	$10.36	$9.97	$10.81
Class P Shares:
Net Assets				$429,470
Shares of beneficial interest outstanding				41,488
Net Asset Value Per Share				$10.35
Advisor Class:
Net Assets	$47,781,101	$124,096,561	$50,577,895	$385,420,929	$2,040,018	$4,269,323
Shares of beneficial interest outstanding	4,587,848	11,581,163	4,578,077	37,166,472	204,806	391,657
Net Asset Value per share	$10.41	$10.72	$11.05	$10.37	$9.96	$10.90

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The cost of foreign currency for the PL Strategic Income and PL High Income Funds was $6,639 and $788, respectively.
(2)	Class A shares of the PL Short Duration Income, PL Floating Rate Income and PL Limited Duration High Income Funds are subject to a maximum 3.00% front-end sales charge. Class A shares of the PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

B-2

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Portfolio Optimization
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund	PL Diversified Alternatives Fund
INVESTMENT INCOME
Dividends from affiliated mutual fund investments (1)	$—	$—	$—	$—	$—	$6,441
Total Investment Income	—	—	—	—	—	6,441

EXPENSES
Advisory fees	442,899	578,271	1,635,500	1,113,383	324,230	2,258
Administration fees	332,174	433,704	1,226,625	835,037	243,173	1,694
Support services expenses	34,744	42,480	118,256	79,559	23,041	144
Custodian fees and expenses	42	42	42	42	42	42
Shareholder report expenses	24,106	29,513	79,927	54,455	16,805	49
Distribution and/or service fees (2)
Class A	230,344	346,974	1,043,183	718,195	209,915	168
Class B	195,882	263,511	796,947	606,395	188,310
Class C	1,005,048	1,181,490	2,942,256	1,945,969	531,404	294
Class R	28,807	18,099	75,955	54,209	21,564
Transfer agency out-of-pocket expenses	56,229	70,684	195,913	134,440	37,827	92
Registration fees	50,141	48,626	79,399	62,128	42,530	1,896
Legal, audit and tax service fees	30,467	37,761	105,484	70,992	20,522	126
Trustees’ fees and expenses	7,983	9,727	27,034	18,177	5,258	32
Offering expenses	—	—	—	—	—	43,003
Other	9,611	11,737	27,284	20,122	6,654	35
Total Expenses	2,448,477	3,072,619	8,353,805	5,713,103	1,671,275	49,833
Adviser Expense Reimbursement (3)	(213,322)	(250,870)	(635,774)	(440,209)	(152,680)	(42,596)
Net Expenses	2,235,155	2,821,749	7,718,031	5,272,894	1,518,595	7,237
NET INVESTMENT LOSS	(2,235,155)	(2,821,749)	(7,718,031)	(5,272,894)	(1,518,595)	(796)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	4,842,366	1,751,426	3,151,484	3,692,023	709,991	(1,540)
Investment security transactions	13	17	49	33	10	—
Net Realized Gain (Loss)	4,842,379	1,751,443	3,151,533	3,692,056	710,001	(1,540)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	3,919,312	11,515,256	35,304,623	21,729,075	5,568,931	50,127
Change in Net Unrealized Appreciation	3,919,312	11,515,256	35,304,623	21,729,075	5,568,931	50,127
NET GAIN	8,761,691	13,266,699	38,456,156	25,421,131	6,278,932	48,587
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,526,536	$10,444,950	$30,738,125	$20,148,237	$4,760,337	$47,791

(1)	No dividends and capital gains distributions were received by the PL Portfolio Optimization Funds above from their underlying funds for the six-month period ended September 30, 2014.
(2)	The Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 5 in Notes to Financial Statements).
(3)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-3

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL Limited Duration High Income Fund	PL High Income Fund
INVESTMENT INCOME
Dividends	$147	$747	$65,910	$56,959	$81	$22,113
Interest	1,385,024	8,810,134	2,561,484	27,013,140	1,033,938	796,595
Other	3,750	12,422	2,140	49,879	—	—
Total Investment Income	1,388,921	8,823,303	2,629,534	27,119,978	1,034,019	818,708

EXPENSES
Advisory fees	219,635	1,125,547	315,841	3,427,102	122,999	85,340
Administration fees	163,795	674,529	156,552	1,504,138	39,939	35,459
Support services expenses	7,195	33,487	3,961	72,343	2,519	1,800
Custodian fees and expenses	2,180	8,247	1,873	23,447	2,370	448
Shareholder report expenses	5,674	23,168	3,545	49,107	1,693	2,062
Distribution and/or service fees (1)
Class A	71,066	269,710	58,861	422,434	12,520	10,043
Class C	131,583	704,926	152,288	1,091,610	17,053	29,138
Transfer agency out-of-pocket expenses	8,517	55,168	8,868	126,150	2,193	2,063
Registration fees	35,076	56,394	33,488	91,118	15,342	25,775
Legal, audit and tax service fees	6,554	29,799	3,603	68,693	2,298	1,682
Trustees’ fees and expenses	1,607	7,520	887	16,157	561	404
Offering expenses	—	—	—	—	52,850	—
Other	11,016	20,463	16,231	55,759	10,915	15,138
Total Expenses	663,898	3,008,958	755,998	6,948,058	283,252	209,352
Advisory Fee Waiver (2)	—	—	—	—	(3,785)	—
Adviser Expense Reimbursement (3)	(131,885)	(532,141)	(123,885)	(1,192,096)	(94,703)	(57,183)
Net Expenses	532,013	2,476,817	632,113	5,755,962	184,764	152,169
NET INVESTMENT INCOME	856,908	6,346,486	1,997,421	21,364,016	849,255	666,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	88,380	1,267,384	997,989	(386,214)	124,144	272,576
Net Realized Gain (Loss)	88,380	1,267,384	997,989	(386,214)	124,144	272,576

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(797,841)	(435,150)	(3,495,454)	(16,424,173)	(1,068,573)	(1,223,644)
Unfunded loan commitments	—	—	—	319	—	—
Foreign currencies	—	—	(78)	—	—	(10)
Change in Net Unrealized Depreciation	(797,841)	(435,150)	(3,495,532)	(16,423,854)	(1,068,573)	(1,223,654)
NET GAIN (LOSS)	(709,461)	832,234	(2,497,543)	(16,810,068)	(944,429)	(951,078)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,447	$7,178,720	($500,122)	$4,553,948	($95,174)	($284,539)

(1)	Class I, Class P and Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 5 in Notes to Financial Statements).
(2)	See Note 5 in Notes to Financial Statements.
(3)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-4

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization Conservative Fund		PL Portfolio Optimization Moderate-Conservative Fund		PL Portfolio Optimization Moderate Fund
	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
OPERATIONS
Net investment income (loss)	($2,235,155)	$2,463,914	($2,821,749)	$2,804,598	($7,718,031)	$7,140,163
Net realized gain	4,842,379	6,544,561	1,751,443	9,641,778	3,151,533	32,529,810
Change in net unrealized appreciation (depreciation)	3,919,312	(2,987,428)	11,515,256	13,147,640	35,304,623	75,023,699
Net Increase in Net Assets Resulting from Operations	6,526,536	6,021,047	10,444,950	25,594,016	30,738,125	114,693,672

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(2,821,820)	—	(3,999,190)	—	(10,766,370)
Class B	—	(335,519)	—	(489,170)	—	(1,031,195)
Class C	—	(1,696,575)	—	(2,137,597)	—	(3,965,320)
Class R	—	(132,566)	—	(90,263)	—	(338,045)
Advisor Class	—	(41,725)	—	(27,190)	—	(225,940)
Net realized gains
Class A	—	(2,841,954)	—	(1,059,221)	—	—
Class B	—	(567,167)	—	(204,669)	—	—
Class C	—	(2,969,193)	—	(871,913)	—	—
Class R	—	(152,847)	—	(26,951)	—	—
Advisor Class	—	(35,601)	—	(5,813)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(11,594,967)	—	(8,911,977)	—	(16,326,870)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	17,488,196	56,099,357	29,448,282	84,205,586	85,363,262	230,306,253
Class B	1,863,028	6,725,512	2,842,037	9,180,820	8,736,710	27,723,360
Class C	21,786,748	61,470,324	26,886,614	69,603,848	61,042,091	166,802,069
Class R	1,693,764	2,805,147	1,358,526	2,226,939	4,151,757	8,823,907
Advisor Class	7,441,018	4,309,203	4,003,373	2,821,072	13,505,337	18,550,650
Dividends and distribution reinvestments
Class A	—	5,121,877	—	4,784,115	—	10,353,302
Class B	—	817,013	—	659,049	—	992,538
Class C	—	4,318,768	—	2,816,292	—	3,718,287
Class R	—	285,413	—	117,214	—	337,635
Advisor Class	—	62,286	—	27,852	—	194,129
Cost of shares repurchased
Class A	(38,336,025)	(99,110,423)	(35,487,641)	(69,175,234)	(90,699,547)	(130,906,364)
Class B	(3,334,963)	(9,861,099)	(3,922,347)	(8,452,444)	(10,266,801)	(18,763,657)
Class C	(30,459,590)	(79,650,854)	(21,182,404)	(46,521,305)	(49,071,245)	(84,984,280)
Class R	(859,305)	(4,193,617)	(1,763,853)	(2,035,531)	(7,058,543)	(9,294,082)
Advisor Class	(2,204,953)	(1,849,334)	(874,910)	(884,737)	(8,870,256)	(2,832,202)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,922,082)	(52,650,427)	1,307,677	49,373,536	6,832,765	221,021,545
NET INCREASE (DECREASE) IN NET ASSETS	(18,395,546)	(58,224,347)	11,752,627	66,055,575	37,570,890	319,388,347

NET ASSETS
Beginning of Year or Period	448,830,794	507,055,141	565,520,780	499,465,205	1,589,000,393	1,269,612,046
End of Year or Period	$430,435,248	$448,830,794	$577,273,407	$565,520,780	$1,626,571,283	$1,589,000,393
Undistributed/Accumulated Net Investment Income (Loss)	($2,992,601)	($757,446)	($4,170,792)	($1,349,043)	($7,380,101)	$337,930

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization Moderate-Aggressive Fund		PL Portfolio Optimization Aggressive Fund		PL Diversified Alternatives Fund (1)
	Six-Month Period Ended September 30, 2014 (2)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (2)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (2)	Period Ended March 31, 2014
OPERATIONS
Net investment income (loss)	($5,272,894)	$3,010,788	($1,518,595)	$673,899	($796)	($491)
Net realized gain (loss)	3,692,056	27,407,795	710,001	10,110,306	(1,540)	(44)
Change in net unrealized appreciation (depreciation)	21,729,075	75,931,305	5,568,931	24,646,040	50,127	(1,433)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,148,237	106,349,888	4,760,337	35,430,245	47,791	(1,968)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(6,852,993)	—	(1,222,515)	—	—
Class B	—	(705,770)	—	(38,870)
Class C	—	(2,318,010)	—	(159,249)	—	—
Class R	—	(215,223)	—	(47,300)
Advisor Class	—	(63,384)	—	(23,745)	—	—
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(10,155,380)	—	(1,491,679)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	54,898,439	142,919,612	17,398,837	37,868,091	1,073,401	10,000
Class B	7,438,851	17,876,001	1,935,981	5,257,576
Class C	32,444,093	95,240,806	14,569,360	28,881,008	514,223	10,000
Class R	3,053,408	5,451,413	1,302,784	2,126,736
Advisor Class	4,747,428	3,519,711	2,947,842	2,403,459	154,860	1,980,000
Dividends and distribution reinvestments
Class A	—	6,645,318	—	1,189,737	—	—
Class B	—	677,807	—	37,645
Class C	—	2,196,647	—	151,641	—	—
Class R	—	215,223	—	47,300
Advisor Class	—	50,235	—	9,062	—	—
Cost of shares repurchased
Class A	(45,268,841)	(79,611,259)	(14,980,129)	(28,010,608)	(47,352)	—
Class B	(9,898,836)	(16,085,991)	(3,662,690)	(4,908,415)
Class C	(28,362,115)	(50,975,201)	(13,704,993)	(19,891,624)	(300,050)	—
Class R	(1,961,956)	(5,149,547)	(712,503)	(2,171,356)
Advisor Class	(1,811,031)	(1,276,510)	(606,422)	(113,114)	—	—
Net Increase in Net Assets from Capital Share Transactions	15,279,440	121,694,265	4,488,067	22,877,138	1,395,082	2,000,000
NET INCREASE IN NET ASSETS	35,427,677	217,888,773	9,248,404	56,815,704	1,442,873	1,998,032

NET ASSETS
Beginning of Year or Period	1,075,630,069	857,741,296	312,321,008	255,505,304	1,998,032	—
End of Year or Period	$1,111,057,746	$1,075,630,069	$321,569,412	$312,321,008	$3,440,905	$1,998,032
Undistributed/Accumulated Net Investment Income (Loss)	($4,517,424)	$755,470	($101,500)	$1,417,095	($73)	$723

(1)	Operations commenced on December 31, 2013.
(2)	Unaudited.

See Notes to Financial Statements

B-6

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Short Duration Income Fund		PL Income Fund		PL Strategic Income Fund
	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
OPERATIONS
Net investment income	$856,908	$1,000,706	$6,346,486	$14,379,066	$1,997,421	$2,097,951
Net realized gain (loss)	88,380	256,313	1,267,384	(2,687,733)	997,989	1,167,960
Change in net unrealized appreciation (depreciation)	(797,841)	155,859	(435,150)	(6,584,699)	(3,495,532)	188,366
Net Increase (Decrease) in Net Assets Resulting from Operations	147,447	1,412,878	7,178,720	5,106,634	(500,122)	3,454,277

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(460,008)	(684,938)	(3,186,153)	(8,489,456)	(902,098)	(1,207,790)
Class C	(121,379)	(178,171)	(1,608,609)	(3,262,361)	(480,989)	(536,688)
Class I	(11,751)	(30,286)	(17,364)	(44,760)	(37,049)	(191,586)
Advisor Class	(266,577)	(113,349)	(1,580,542)	(2,717,868)	(578,166)	(178,520)
Net realized gains
Class A	—	(151,735)	—	(3,751,195)	—	(889,933)
Class C	—	(68,653)	—	(1,925,110)	—	(453,293)
Class I	—	(2,555)	—	(17,465)	—	(29,936)
Advisor Class	—	(18,328)	—	(1,139,508)	—	(120,178)
Net Decrease from Dividends and Distributions to Shareholders	(859,715)	(1,248,015)	(6,392,668)	(21,347,723)	(1,998,302)	(3,607,924)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	26,219,993	60,289,931	38,850,467	83,208,862	26,010,762	30,152,055
Class C	10,084,099	19,934,678	39,340,003	30,713,477	16,632,375	17,364,212
Class I	613,458	722,595	151,239	81,865	257,664	1,056,697
Advisor Class	51,268,979	8,970,832	68,611,434	40,811,461	50,969,898	8,662,380
Dividends and distribution reinvestments
Class A	401,431	700,454	2,963,746	10,479,851	851,912	1,908,436
Class C	117,120	222,558	1,466,744	4,431,014	461,843	899,882
Class I	9,799	32,841	17,317	40,842	35,999	211,631
Advisor Class	245,606	109,388	1,328,685	2,984,004	486,581	254,303
Cost of shares repurchased
Class A	(33,890,640)	(23,652,874)	(64,023,292)	(197,526,408)	(14,931,422)	(14,992,646)
Class C	(4,104,697)	(6,726,584)	(17,023,060)	(68,363,424)	(2,158,990)	(2,796,525)
Class I	(527,812)	(13,090,925)	(310,401)	(677,903)	(30,861)	(21,610,465)
Advisor Class	(12,979,019)	(2,647,261)	(14,942,477)	(65,453,132)	(9,143,334)	(1,205,737)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,458,317	44,865,633	56,430,405	(159,269,491)	69,442,427	19,904,223
NET INCREASE (DECREASE) IN NET ASSETS	36,746,049	45,030,496	57,216,457	(175,510,580)	66,944,003	19,750,576

NET ASSETS
Beginning of Year or Period	94,354,690	49,324,194	414,708,579	590,219,159	72,335,587	52,585,011
End of Year or Period	$131,100,739	$94,354,690	$471,925,036	$414,708,579	$139,279,590	$72,335,587
Undistributed Net Investment Income	$6,289	$9,096	$37,223	$83,405	$12,019	$12,900

(1)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Floating Rate Income Fund		PL Limited Duration High Income Fund (1)		PL High Income Fund
	Six-Month Period Ended September 30, 2014 (2)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (2)	Period Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (2)	Year Ended March 31, 2014

OPERATIONS
Net investment income	$21,364,016	$25,774,667	$849,255	$754,728	$666,539	$909,068
Net realized gain (loss)	(386,214)	2,616,647	124,144	102,649	272,576	232,591
Change in net unrealized appreciation (depreciation)	(16,423,854)	1,321,157	(1,068,573)	489,029	(1,223,654)	217,539
Net Increase (Decrease) in Net Assets Resulting from Operations	4,553,948	29,712,471	(95,174)	1,346,406	(284,539)	1,359,198

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(6,818,403)	(10,667,801)	(226,823)	(121,106)	(189,590)	(250,119)
Class C	(3,763,536)	(4,611,876)	(67,175)	(22,580)	(114,860)	(155,578)
Class I	(2,283,301)	(1,835,602)	(526,934)	(563,742)	(236,774)	(470,338)
Class P	(6,441)	(2,898)
Advisor Class	(8,656,298)	(8,489,969)	(47,041)	(30,089)	(129,781)	(32,777)
Net realized gains
Class A	—	(545,857)	—	(2,486)	—	(92,025)
Class C	—	(286,495)	—	(566)	—	(67,572)
Class I	—	(79,308)	—	(16,212)	—	(163,127)
Class P	—	(16)
Advisor Class	—	(422,461)	—	(835)	—	(6,092)
Net Decrease from Dividends and Distributions to Shareholders	(21,527,979)	(26,942,283)	(867,973)	(757,616)	(671,005)	(1,237,628)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	58,856,707	331,268,389	3,084,249	9,423,359	3,427,718	4,221,962
Class C	39,608,994	173,621,430	2,114,868	2,466,423	1,220,609	3,477,530
Class I	15,741,131	87,451,805	7,200	21,183,762	3,950	28,526
Class P	188,819	252,683
Advisor Class	139,150,949	377,225,355	481,561	2,023,583	8,159,657	3,093,923
Dividends and distribution reinvestments
Class A	6,251,760	9,791,691	209,548	112,297	184,737	313,467
Class C	3,333,831	4,090,137	64,385	20,564	113,040	199,720
Class I	2,198,034	1,717,126	526,934	579,954	236,763	633,465
Class P	6,441	2,914
Advisor Class	7,151,736	6,522,226	45,420	29,698	94,778	32,514
Cost of shares repurchased
Class A	(151,438,743)	(91,687,943)	(1,261,029)	(947,758)	(1,129,005)	(1,621,656)
Class C	(35,412,839)	(27,061,176)	(349,713)	(60,304)	(575,738)	(657,069)
Class I	(7,744,864)	(3,370,949)	(3,000)	—	(5,300)	(27,933)
Class P	(9,031)	(21,132)
Advisor Class	(122,327,013)	(51,794,600)	(297,728)	(213,848)	(6,813,789)	(361,997)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(44,444,088)	818,007,956	4,622,695	34,617,730	4,917,420	9,332,452
NET INCREASE (DECREASE) IN NET ASSETS	(61,418,119)	820,778,144	3,659,548	35,206,520	3,961,876	9,454,022

NET ASSETS
Beginning of Year or Period	1,055,218,344	234,440,200	35,206,520	—	24,243,633	14,789,611
End of Year or Period	$993,800,225	$1,055,218,344	$38,866,068	$35,206,520	$28,205,509	$24,243,633
Undistributed Net Investment Income	$113,803	$277,766	$5,034	$23,752	$4,212	$8,678

(1)	Operations commenced on July 31, 2013.
(2)	Unaudited.

See Notes to Financial Statements

B-8

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Conservative Fund
Class A
4/1/2014 - 9/30/2014 (5)	$11.29	($0.03)	$0.21	$0.18	$—	$—	$—	$11.47	0.70%	0.60%	(0.60%)	1.59%	$172,812	9%
4/1/2013 - 3/31/2014	11.40	0.10	0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
4/1/2012 - 3/31/2013	11.07	0.23	0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
4/1/2011 - 3/31/2012	10.87	0.22	0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	0.73%	0.60%	1.99%	4.80%	182,912	10%
4/1/2010 - 3/31/2011	10.41	0.15	0.63	0.78	(0.32)	—	(0.32)	10.87	0.78%	0.53%	1.43%	7.60%	130,249	18%
4/1/2009 - 3/31/2010	8.84	0.32	1.59	1.91	(0.31)	(0.03)	(0.34)	10.41	0.95%	0.20%	3.20%	21.67%	68,938	21%
Class B
4/1/2014 - 9/30/2014 (5)	$11.14	($0.08)	$0.22	$0.14	$—	$—	$—	$11.28	1.45%	1.35%	(1.35%)	1.26%	$38,197	9%
4/1/2013 - 3/31/2014	11.27	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
4/1/2011 - 3/31/2012	10.78	0.13	0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.02%	33,122	10%
4/1/2010 - 3/31/2011	10.34	0.07	0.63	0.70	(0.26)	—	(0.26)	10.78	1.53%	1.27%	0.68%	6.80%	22,282	18%
4/1/2009 - 3/31/2010	8.77	0.24	1.60	1.84	(0.24)	(0.03)	(0.27)	10.34	1.70%	0.95%	2.45%	21.07%	13,336	21%
Class C
4/1/2014 - 9/30/2014 (5)	$11.13	($0.08)	$0.23	0.15	$—	$—	$—	$11.28	1.45%	1.35%	(1.35%)	1.35%	$198,113	9%
4/1/2013 - 3/31/2014	11.26	0.02	0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
4/1/2012 - 3/31/2013	10.96	0.14	0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
4/1/2011 - 3/31/2012	10.77	0.13	0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.08%	158,748	10%
4/1/2010 - 3/31/2011	10.33	0.07	0.63	0.70	(0.26)	—	(0.26)	10.77	1.53%	1.27%	0.68%	6.81%	117,458	18%
4/1/2009 - 3/31/2010	8.76	0.24	1.61	1.85	(0.25)	(0.03)	(0.28)	10.33	1.70%	0.95%	2.45%	21.14%	67,620	21%
Class R
4/1/2014 - 9/30/2014 (5)	$11.24	($0.05)	$0.22	$0.17	$—	$—	$—	$11.41	0.95%	0.85%	(0.85%)	1.51%	$12,130	9%
4/1/2013 - 3/31/2014	11.36	0.07	0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
4/1/2012 - 3/31/2013	11.03	0.20	0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
4/1/2011 - 3/31/2012	10.83	0.19	0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	0.98%	0.85%	1.74%	4.58%	10,522	10%
4/1/2010 - 3/31/2011	10.38	0.13	0.61	0.74	(0.29)	—	(0.29)	10.83	1.03%	0.75%	1.20%	7.25%	8,881	18%
4/1/2009 - 3/31/2010	8.81	0.29	1.60	1.89	(0.29)	(0.03)	(0.32)	10.38	1.20%	0.45%	2.95%	21.53%	7,972	21%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$11.29	($0.02)	$0.22	$0.20	$—	$—	$—	$11.49	0.45%	0.35%	(0.35%)	1.77%	$9,184	9%
4/1/2013 - 3/31/2014	11.41	0.12	0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
12/31/2012 - 3/31/2013	11.18	(0.01)	0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
PL Portfolio Optimization Moderate-Conservative Fund
Class A
4/1/2014 - 9/30/2014 (5)	$12.48	($0.04)	$0.30	$0.26	$—	$—	$—	$12.74	0.69%	0.60%	(0.60%)	2.08%	$274,412	11%
4/1/2013 - 3/31/2014	12.10	0.11	0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
4/1/2012 - 3/31/2013	11.56	0.18	0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
4/1/2011 - 3/31/2012	11.25	0.18	0.35	0.53	(0.22)	—	(0.22)	11.56	0.73%	0.60%	1.62%	4.87%	188,660	10%
4/1/2010 - 3/31/2011	10.54	0.12	0.87	0.99	(0.28)	—	(0.28)	11.25	0.78%	0.52%	1.16%	9.53%	132,919	10%
4/1/2009 - 3/31/2010	8.36	0.26	2.19	2.45	(0.27)	—	(0.27)	10.54	0.95%	0.20%	2.58%	29.60%	78,160	10%
Class B
4/1/2014 - 9/30/2014 (5)	$12.36	($0.09)	$0.29	$0.20	$—	$—	$—	$12.56	1.44%	1.35%	(1.35%)	1.62%	$52,070	11%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%
4/1/2012 - 3/31/2013	11.46	0.10	0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%
4/1/2011 - 3/31/2012	11.17	0.10	0.35	0.45	(0.16)	—	(0.16)	11.46	1.48%	1.35%	0.87%	4.07%	40,812	10%
4/1/2010 - 3/31/2011	10.47	0.04	0.87	0.91	(0.21)	—	(0.21)	11.17	1.53%	1.27%	0.41%	8.78%	28,411	10%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	1.70%	0.95%	1.83%	28.87%	19,202	10%
Class C
4/1/2014 - 9/30/2014 (5)	$12.35	($0.09)	$0.30	$0.21	$—	$—	$—	$12.56	1.44%	1.35%	(1.35%)	1.70%	$237,958	11%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
4/1/2012 - 3/31/2013	11.47	0.09	0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
4/1/2011 - 3/31/2012	11.16	0.10	0.36	0.46	(0.15)	—	(0.15)	11.47	1.48%	1.35%	0.87%	4.20%	144,900	10%
4/1/2010 - 3/31/2011	10.47	0.04	0.86	0.90	(0.21)	—	(0.21)	11.16	1.53%	1.27%	0.41%	8.71%	107,411	10%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	1.70%	0.95%	1.83%	28.87%	65,086	10%

See Notes to Financial Statements	See explanation of references on B-14

B-9

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R
4/1/2014 - 9/30/2014 (5)	$12.44	($0.05)	$0.29	$0.24	$—	$—	$—	$12.68	0.94%	0.85%	(0.85%)	1.93%	$6,742	11%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	0.98%	0.85%	1.37%	4.53%	6,301	10%
4/1/2010 - 3/31/2011	10.51	0.10	0.86	0.96	(0.25)	—	(0.25)	11.22	1.03%	0.76%	0.91%	9.32%	15,236	10%
4/1/2009 - 3/31/2010	8.34	0.23	2.20	2.43	(0.26)	—	(0.26)	10.51	1.20%	0.45%	2.33%	29.32%	10,478	10%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$12.49	($0.02)	$0.29	$0.27	$—	$—	$—	$12.76	0.44%	0.35%	(0.35%)	2.16%	$6,092	11%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%
PL Portfolio Optimization Moderate Fund
Class A
4/1/2014 - 9/30/2014 (5)	$13.98	($0.04)	$0.33	$0.29	$—	$—	$—	$14.27	0.68%	0.60%	(0.60%)	2.08%	$826,495	11%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	0.72%	0.60%	1.18%	4.82%	517,945	7%
4/1/2010 - 3/31/2011	10.81	0.10	1.19	1.29	(0.22)	—	(0.22)	11.88	0.77%	0.52%	0.91%	12.10%	384,999	9%
4/1/2009 - 3/31/2010	7.96	0.20	2.87	3.07	(0.22)	—	(0.22)	10.81	0.92%	0.20%	1.99%	38.85%	247,213	9%
Class B
4/1/2014 - 9/30/2014 (5)	$13.89	($0.10)	$0.34	$0.24	$—	$—	$—	$14.13	1.43%	1.35%	(1.35%)	1.73%	$157,628	11%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	1.47%	1.35%	0.43%	4.13%	115,513	7%
4/1/2010 - 3/31/2011	10.74	0.02	1.18	1.20	(0.14)	—	(0.14)	11.80	1.52%	1.26%	0.17%	11.33%	92,064	9%
4/1/2009 - 3/31/2010	7.90	0.12	2.87	2.99	(0.15)	—	(0.15)	10.74	1.67%	0.95%	1.24%	38.14%	65,336	9%
Class C
4/1/2014 - 9/30/2014 (5)	$13.87	($0.10)	$0.34	$0.24	$—	$—	$—	$14.11	1.43%	1.35%	(1.35%)	1.73%	$588,092	11%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	1.47%	1.35%	0.43%	4.18%	366,753	7%
4/1/2010 - 3/31/2011	10.73	0.02	1.17	1.19	(0.14)	—	(0.14)	11.78	1.52%	1.26%	0.17%	11.26%	308,449	9%
4/1/2009 - 3/31/2010	7.88	0.12	2.88	3.00	(0.15)	—	(0.15)	10.73	1.67%	0.95%	1.24%	38.36%	210,889	9%
Class R
4/1/2014 - 9/30/2014 (5)	$13.96	($0.06)	$0.33	$0.27	$—	$—	$—	$14.23	0.93%	0.85%	(0.85%)	1.93%	$29,353	11%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	0.97%	0.85%	0.93%	4.67%	23,321	7%
4/1/2010 - 3/31/2011	10.77	0.07	1.18	1.25	(0.18)	—	(0.18)	11.84	1.02%	0.75%	0.68%	11.82%	23,658	9%
4/1/2009 - 3/31/2010	7.93	0.17	2.87	3.04	(0.20)	—	(0.20)	10.77	1.17%	0.45%	1.74%	38.61%	24,232	9%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$13.98	($0.03)	$0.34	$0.31	$—	$—	$—	$14.29	0.43%	0.35%	(0.35%)	2.22%	$25,004	11%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%
PL Portfolio Optimization Moderate-Aggressive Fund
Class A
4/1/2014 - 9/30/2014 (5)	$14.74	($0.05)	$0.35	$0.30	$—	$—	$—	$15.04	0.68%	0.60%	(0.60%)	2.04%	$576,187	11%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)	—	(0.19)	14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)	—	(0.14)	13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)	—	(0.12)	12.41	0.72%	0.60%	0.82%	4.13%	365,426	8%
4/1/2010 - 3/31/2011	10.68	0.07	1.44	1.51	(0.14)	—	(0.14)	12.05	0.77%	0.51%	0.62%	14.36%	301,232	13%
4/1/2009 - 3/31/2010	7.31	0.13	3.38	3.51	(0.14)	—	(0.14)	10.68	0.92%	0.20%	1.33%	48.26%	225,236	14%

See Notes to Financial Statements	See explanation of references on B-14

B-10

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Moderate-Aggressive Fund (Continued)
Class B
4/1/2014 - 9/30/2014 (5)	$14.62	($0.10)	$0.34	$0.24	$—		$—	$—		$14.86	1.43%	1.35%	(1.35%)	1.64%	$119,062	11%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)		—	(0.05)		13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)		—	(0.04)		12.30	1.47%	1.35%	0.07%	3.50%	95,937	8%
4/1/2010 - 3/31/2011	10.57	(0.01)	1.43	1.42	(0.06)		—	(0.06)		11.93	1.52%	1.26%	(0.13%)	13.59%	83,812	13%
4/1/2009 - 3/31/2010	7.21	0.05	3.38	3.43	(0.07)		—	(0.07)		10.57	1.67%	0.95%	0.58%	47.84%	68,751	14%
Class C
4/1/2014 - 9/30/2014 (5)	$14.59	($0.10)	$0.34	$0.24	$—		$—	$—		$14.83	1.43%	1.35%	(1.35%)	1.65%	$385,831	11%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)		—	(0.05)		13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)		—	(0.04)		12.27	1.47%	1.35%	0.07%	3.39%	257,114	8%
4/1/2010 - 3/31/2011	10.55	(0.01)	1.43	1.42	(0.06)		—	(0.06)		11.91	1.52%	1.26%	(0.13%)	13.64%	230,964	13%
4/1/2009 - 3/31/2010	7.18	0.05	3.39	3.44	(0.07)		—	(0.07)		10.55	1.67%	0.95%	0.58%	48.18%	189,917	14%
Class R
4/1/2014 - 9/30/2014 (5)	$14.72	($0.06)	$0.34	$0.28	$—		$—	$—		$15.00	0.93%	0.85%	(0.85%)	1.90%	$21,823	11%
4/1/2013 - 3/31/2014	13.32	0.06	1.49	1.55	(0.15)		—	(0.15)		14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
4/1/2012 - 3/31/2013	12.40	0.07	0.96	1.03	(0.11)		—	(0.11)		13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
4/1/2011 - 3/31/2012	12.03	0.07	0.40	0.47	(0.10)		—	(0.10)		12.40	0.97%	0.85%	0.57%	3.97%	14,710	8%
4/1/2010 - 3/31/2011	10.67	0.04	1.44	1.48	(0.12)		—	(0.12)		12.03	1.02%	0.76%	0.37%	14.00%	17,265	13%
4/1/2009 - 3/31/2010	7.30	0.10	3.39	3.49	(0.12)		—	(0.12)		10.67	1.17%	0.45%	1.08%	48.07%	12,211	14%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$14.75	($0.03)	$0.34	$0.31	$—		$—	$—		$15.06	0.43%	0.35%	(0.35%)	2.10%	$8,155	11%
4/1/2013 - 3/31/2014	13.34	0.12	1.51	1.63	(0.22)		—	(0.22)		14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85	0.84	—		—	—		13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%
PL Portfolio Optimization Aggressive Fund
Class A
4/1/2014 - 9/30/2014 (5)	$15.23	($0.05)	$0.30	$0.25	$—		$—	$—		$15.48	0.69%	0.60%	(0.60%)	1.64%	$167,030	11%
4/1/2013 - 3/31/2014	13.50	0.08	1.77	1.85	(0.12)		—	(0.12)		15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%
4/1/2012 - 3/31/2013	12.56	0.07	0.96	1.03	(0.09)		—	(0.09)		13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%
4/1/2011 - 3/31/2012	12.29	0.06	0.27	0.33	(0.06)		—	(0.06)		12.56	0.74%	0.60%	0.52%	2.73%	122,397	13%
4/1/2010 - 3/31/2011	10.66	0.05	1.65	1.70	(0.07)		—	(0.07)		12.29	0.80%	0.51%	0.44%	16.11%	114,246	26%
4/1/2009 - 3/31/2010	6.92	0.09	3.75	3.84	(0.10)		—	(0.10)		10.66	0.94%	0.20%	0.94%	55.84%	98,669	26%
Class B
4/1/2014 - 9/30/2014 (5)	$14.94	($0.10)	$0.30	$0.20	$—		$—	$—		$15.14	1.44%	1.35%	(1.35%)	1.34%	$36,494	11%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.76	1.74	(0.02)		—	(0.02)		14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.96	0.94	(0.00	)(6)	—	(0.00	)(6)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	31,969	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.62%	30,693	26%
4/1/2009 - 3/31/2010	6.72	0.02	3.75	3.77	(0.03)		—	(0.03)		10.46	1.69%	0.95%	0.19%	56.15%	28,776	26%
Class C
4/1/2014 - 9/30/2014 (5)	$14.93	($0.10)	$0.30	$0.20	$—		$—	$—		$15.13	1.44%	1.35%	(1.35%)	1.34%	$104,094	11%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.75	1.73	(0.02)		—	(0.02)		14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.97	0.95	(0.01)		—	(0.01)		13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	76,613	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.61%	75,607	26%
4/1/2009 - 3/31/2010	6.71	0.02	3.75	3.77	(0.02)		—	(0.02)		10.46	1.69%	0.95%	0.19%	56.11%	68,230	26%
Class R
4/1/2014 - 9/30/2014 (5)	$15.15	($0.07)	$0.30	$0.23	$—		$—	$—		$15.38	0.94%	0.85%	(0.85%)	1.52%	$8,864	11%
4/1/2013 - 3/31/2014	13.43	0.05	1.75	1.80	(0.08)		—	(0.08)		15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
4/1/2012 - 3/31/2013	12.48	0.04	0.97	1.01	(0.06)		—	(0.06)		13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
4/1/2011 - 3/31/2012	12.22	0.03	0.26	0.29	(0.03)		—	(0.03)		12.48	0.99%	0.85%	0.27%	2.43%	6,662	13%
4/1/2010 - 3/31/2011	10.61	0.02	1.65	1.67	(0.06)		—	(0.06)		12.22	1.05%	0.76%	0.19%	16.02%	5,553	26%
4/1/2009 - 3/31/2010	6.88	0.06	3.76	3.82	(0.09)		—	(0.09)		10.61	1.19%	0.45%	0.69%	55.70%	4,448	26%

See Notes to Financial Statements	See explanation of references on B-14

B-11

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations					Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Portfolio Optimization Aggressive Fund (Continued)
Advisor Class
4/1/2014 - 9/30/2014 (5)	$15.23	($0.03)		$0.31		$0.28	$—	$—	$—	$15.51	0.44%	0.35%	(0.35%)	1.84%	$5,088	11%
4/1/2013 - 3/31/2014	13.51	0.11		1.76		1.87	(0.15)	—	(0.15)	15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
12/31/2012 - 3/31/2013	12.56	(0.01)		0.96		0.95	—	—	—	13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
PL Diversified Alternatives Fund
Class A
4/1/2014 - 9/30/2014 (5)	$9.99	($0.01)		$0.32		$0.31	$—	$—	$—	$10.30	4.62%	0.85%	(0.28%)	3.10%	$1,025	11%
12/31/2013 - 3/31/2014)	10.00	(0.01)		(0.00	)(6)	(0.01)	—	—	—	9.99	3.36%	0.85%	(0.34%)	(0.10%)	10	1%
Class C
4/1/2014 - 9/30/2014 (5)	$9.97	($0.05)		$0.32		$0.27	$—	$—	$—	$10.24	5.37%	1.60%	(1.03%)	2.71%	$221	11%
12/31/2013 - 3/31/2014	10.00	(0.03)		(0.00	)(6)	(0.03)	—	—	—	9.97	4.11%	1.60%	(1.09%)	(0.30%)	10	1%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$9.99	($0.00)		$0.33		$0.33	$—	$—	$—	$10.32	4.37%	0.60%	(0.03%)	3.30%	$2,195	11%
12/31/2013 - 3/31/2014	10.00	(0.00	)(6)	(0.01)		(0.01)	—	—	—	9.99	3.11%	0.60%	(0.09%)	(0.10%)	1,978	1%
PL Short Duration Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$10.46	$0.09		($0.05)		$0.04	($0.09)	$—	($0.09)	$10.41	1.09%	0.85%	1.68%	0.33%	$52,543	23%
4/1/2013 - 3/31/2014	10.46	0.17		0.04		0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
6/29/2012 - 3/31/2013	10.20	0.16		0.32		0.48	(0.15)	(0.07)	(0.22)	10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2014 - 9/30/2014 (5)	$10.45	$0.05		($0.05)		$—	($0.05)	$—	($0.05)	$10.40	1.84%	1.60%	0.93%	(0.02%)	$29,707	23%
4/1/2013 - 3/31/2014	10.45	0.10		0.03		0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
6/29/2012 - 3/31/2013	10.20	0.10		0.33		0.43	(0.11)	(0.07)	(0.18)	10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%
Class I
4/1/2014 - 9/30/2014 (5)	$10.45	$0.10		($0.05)		$0.05	($0.10)	$—	($0.10)	$10.40	0.69%	0.59%	1.94%	0.47%	$1,070	23%
4/1/2013 - 3/31/2014	10.45	0.21		0.02		0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
4/1/2012 - 3/31/2013	10.14	0.23		0.38		0.61	(0.23)	(0.07)	(0.30)	10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
12/19/2011 - 3/31/2012	10.00	0.06		0.15		0.21	(0.07)	—	(0.07)	10.14	2.04%	0.60%	2.06%	2.10%	12,251	73%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$10.46	$0.10		($0.05)		$0.05	($0.10)	$—	($0.10)	$10.41	0.84%	0.60%	1.93%	0.47%	$47,781	23%
4/1/2013 - 3/31/2014	10.46	0.20		0.03		0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
6/29/2012 - 3/31/2013	10.20	0.18		0.31		0.49	(0.16)	(0.07)	(0.23)	10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
PL Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$10.66	$0.16		$0.03		$0.19	($0.16)	$—	($0.16)	$10.69	1.15%	0.92%	3.00%	1.80%	$199,794	30%
4/1/2013 - 3/31/2014	10.92	0.32		(0.09)		0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
4/1/2012 - 3/31/2013	10.61	0.30		0.55		0.85	(0.29)	(0.25)	(0.54)	10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
4/1/2011 - 3/31/2012	10.16	0.30		0.48		0.78	(0.30)	(0.03)	(0.33)	10.61	1.35%	0.90%	2.94%	7.79%	247,522	199%
12/31/2010 - 3/31/2011	10.00	0.09		0.16		0.25	(0.09)	—	(0.09)	10.16	1.77%	0.90%	3.62%	2.46%	5,300	142%
Class C
4/1/2014 - 9/30/2014 (5)	$10.66	$0.12		$0.03		$0.15	($0.12)	$—	($0.12)	$10.69	1.90%	1.67%	2.25%	1.43%	$146,984	30%
4/1/2013 - 3/31/2014	10.93	0.24		(0.10)		0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
4/1/2012 - 3/31/2013	10.62	0.22		0.55		0.77	(0.21)	(0.25)	(0.46)	10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
6/30/2011 - 3/31/2012	10.32	0.17		0.33		0.50	(0.17)	(0.03)	(0.20)	10.62	2.07%	1.65%	2.17%	4.89%	76,726	199%
Class I
4/1/2014 - 9/30/2014 (5)	$10.67	$0.18		$0.03		$0.21	($0.18)	$—	($0.18)	$10.70	0.75%	0.65%	3.27%	1.93%	$1,050	30%
4/1/2013 - 3/31/2014	10.93	0.35		(0.09)		0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%
4/1/2012 - 3/31/2013	10.62	0.33		0.55		0.88	(0.32)	(0.25)	(0.57)	10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%
4/1/2011 - 3/31/2012	10.16	0.36		0.44		0.80	(0.31)	(0.03)	(0.34)	10.62	0.95%	0.65%	3.42%	7.95%	1,292	199%
12/31/2010 - 3/31/2011	10.00	0.10		0.15		0.25	(0.09)	—	(0.09)	10.16	1.37%	0.65%	3.87%	2.48%	51,231	142%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$10.68	$0.18		$0.04		$0.22	($0.18)	$—	($0.18)	$10.72	0.90%	0.67%	3.25%	2.02%	$124,097	30%
4/1/2013 - 3/31/2014	10.95	0.35		(0.10)		0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%	3.28%	2.53%	69,489	120%
6/29/2012 - 3/31/2013	10.79	0.24		0.41		0.65	(0.24)	(0.25)	(0.49)	10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%

See Notes to Financial Statements	See explanation of references on B-14

B-12

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (2)	Total Returns (4)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Strategic Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$11.20	$0.22	($0.16)	$0.06	($0.21)	$—	($0.21)	$11.05	1.29%	1.05%	3.95%	0.53%		$49,019	75%
4/1/2013 - 3/31/2014	11.23	0.48	0.30	0.78	(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%	4.34%	7.25%		37,896	190%
6/29/2012 - 3/31/2013	10.53	0.38	0.98	1.36	(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%		20,963	353%
Class C
4/1/2014 - 9/30/2014 (5)	$11.19	$0.18	($0.17)	$0.01	($0.17)	$—	($0.17)	$11.03	2.04%	1.80%	3.20%	0.09%		$37,763	75%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70	(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%	3.59%	6.51%		23,451	190%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30	(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%		7,948	353%
Class I
4/1/2014 - 9/30/2014 (5)	$11.15	$0.24	($0.17)	$0.07	($0.23)	$—	($0.23)	$10.99	0.89%	0.78%	4.21%	0.57%		$1,919	75%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80	(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%	4.59%	7.51%		1,686	190%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61	(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%		22,099	353%
12/19/2011 - 3/31/2012	10.00	0.14	0.38	0.52	(0.12)	—	(0.12)	10.40	1.78%	0.80%	4.84%	5.22%		17,796	156%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$11.20	$0.23	($0.15)	$0.08	($0.23)	$—	($0.23)	$11.05	1.03%	0.80%	4.20%	0.66%		$50,578	75%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80	(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%	4.59%	7.42%		9,302	190%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37	(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%		1,575	353%
PL Floating Rate Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$10.51	$0.22	($0.17)	$0.05	($0.22)	$—	($0.22)	$10.34	1.30%	1.05%	4.09%	0.46%		$284,600	54%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44	(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%	3.86%	4.30%		375,848	123%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92	(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%		125,007	186%
12/30/2011 - 3/31/2012	9.81	0.13	0.24	0.37	(0.11)	—	(0.11)	10.07	1.55%	1.05%	5.33%	3.79%		12,071	139%
Class C
4/1/2014 - 9/30/2014 (5)	$10.50	$0.18	($0.18)	$—	($0.18)	$—	($0.18)	$10.32	2.05%	1.80%	3.34%	0.00	% (6)	$218,243	54%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37	(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%	3.11%	3.57%		214,365	123%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84	(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%		63,045	186%
12/30/2011 - 3/31/2012	9.81	0.11	0.25	0.36	(0.10)	—	(0.10)	10.07	2.30%	1.80%	4.61%	3.68%		3,372	139%
Class I
4/1/2014 - 9/30/2014 (5)	$10.53	$0.23	($0.17)	$0.06	($0.23)	$—	($0.23)	$10.36	0.90%	0.80%	4.34%	0.59%		$105,106	54%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48	(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%	4.11%	4.65%		96,635	123%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94	(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%		10,726	186%
6/30/2011 - 3/31/2012	10.00	0.34	0.06	0.40	(0.32)	—	(0.32)	10.08	1.24%	0.80%	4.60%	4.11%		41,834	139%
Class P
4/1/2014 - 9/30/2014 (5)	$10.52	$0.23	($0.17)	$0.06	($0.23)	$—	($0.23)	$10.35	0.90%	0.80%	4.34%	0.59%		$429	54%
4/1/2013 - 3/31/2014	10.47	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.52	0.90%	0.80%	4.11%	4.53%		249	123%
12/31/2012 - 3/31/2013	10.29	0.12	0.16	0.28	(0.10)	—	(0.10)	10.47	0.99%	0.80%	4.70%	2.74%		14	186%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$10.54	$0.23	($0.17)	$0.06	($0.23)	$—	($0.23)	$10.37	1.05%	0.80%	4.34%	0.59%		$385,421	54%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%	4.11%	4.54%		368,122	123%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81	(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%		35,648	186%
PL Limited Duration High Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$10.22	$0.22	($0.24)	($0.02)	($0.23)	$—	($0.23)	$9.97	1.68%	1.08%	4.38%	(0.25%)		$10,448	28%
7/31/2013 - 3/31/2014	10.00	0.26	0.22	0.48	(0.25)	(0.01)	(0.26)	10.22	1.67%	1.08%	3.94%	4.85%		8,677	53%
Class C
4/1/2014 - 9/30/2014 (5)	$10.20	$0.18	($0.24)	($0.06)	($0.19)	$—	($0.19)	$9.95	2.41%	1.83%	3.63%	(0.59%)		$4,172	28%
7/31/2013 - 3/31/2014	10.00	0.21	0.22	0.43	(0.22)	(0.01)	(0.23)	10.20	2.42%	1.83%	3.19%	4.28%		2,442	53%
Class I
4/1/2014 - 9/30/2014 (5)	$10.22	$0.24	($0.25)	($0.01)	($0.24)	$—	($0.24)	$9.97	1.28%	0.81%	4.65%	(0.02%)		$22,206	28%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.26)	(0.01)	(0.27)	10.22	1.27%	0.83%	4.19%	4.87%		22,227	53%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$10.21	$0.24	($0.25)	($0.01)	($0.24)	$—	($0.24)	$9.96	1.43%	0.83%	4.63%	(0.12%)		$2,040	28%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.27)	(0.01)	(0.28)	10.21	1.42%	0.83%	4.19%	4.89%		1,860	53%

See Notes to Financial Statements	See explanation of references on B-14

B-13

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL High Income Fund
Class A
4/1/2014 - 9/30/2014 (5)	$11.22	$0.26	($0.33)	($0.07)	($0.26)	$—	($0.26)	$10.89	1.50%	1.05%	4.71%	(0.66%)	$8,665	47%
4/1/2013 - 3/31/2014	11.16	0.56	0.25	0.81	(0.55)	(0.20)	(0.75)	11.22	1.67%	1.05%	5.03%	7.50%	6,441	99%
6/29/2012 - 3/31/2013	10.57	0.46	0.84	1.30	(0.44)	(0.27)	(0.71)	11.16	1.87%	1.05%	5.57%	12.59%	3,497	154%
Class C
4/1/2014 - 9/30/2014 (5)	$11.21	$0.22	($0.33)	($0.11)	($0.22)	$—	($0.22)	$10.88	2.25%	1.80%	3.96%	(1.03%)	$5,826	47%
4/1/2013 - 3/31/2014	11.16	0.47	0.25	0.72	(0.47)	(0.20)	(0.67)	11.21	2.42%	1.80%	4.28%	6.65%	5,245	99%
6/29/2012 - 3/31/2013	10.57	0.40	0.85	1.25	(0.39)	(0.27)	(0.66)	11.16	2.62%	1.80%	4.82%	12.11%	2,203	154%
Class I
4/1/2014 - 9/30/2014 (5)	$11.14	$0.28	($0.33)	($0.05)	($0.28)	$—	($0.28)	$10.81	1.10%	0.78%	4.97%	(0.53%)	$9,445	47%
4/1/2013 - 3/31/2014	11.09	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.14	1.27%	0.80%	5.28%	7.72%	9,493	99%
4/1/2012 - 3/31/2013	10.58	0.63	0.82	1.45	(0.67)	(0.27)	(0.94)	11.09	1.78%	0.80%	5.82%	14.21%	8,810	154%
12/19/2011 - 3/31/2012	10.00	0.20	0.55	0.75	(0.17)	—	(0.17)	10.58	2.82%	0.80%	6.73%	7.50%	7,523	93%
Advisor Class
4/1/2014 - 9/30/2014 (5)	$11.23	$0.28	($0.34)	($0.06)	($0.27)	$—	($0.27)	$10.90	1.25%	0.80%	4.96%	(0.54%)	$4,269	47%
4/1/2013 - 3/31/2014	11.18	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%	3,064	99%
6/29/2012 - 3/31/2013	10.57	0.48	0.85	1.33	(0.45)	(0.27)	(0.72)	11.18	1.63%	0.81%	5.81%	12.87%	279	154%

(1)	Net investment income (loss) per share has been calculated using the average shares method.
(2)	The ratios are annualized for periods of less than one full year.
(3)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers and adviser expense reimbursements, as discussed in Notes 5 and 6B in Notes to Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds and PL Diversified Alternatives Fund do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the PL Portfolio Optimization Funds and PL Diversified Alternatives Fund invest.
(4)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(5)	Unaudited.
(6)	Amount represents less than $0.005 per share or less than 0.005%.

See Notes to Financial Statements

B-14

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2014, the Trust was comprised of thirty-three separate funds, twelve of which are presented in these financial statements (each individually, a “Fund”, and collectively the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”); the PL Diversified Alternatives Fund; and the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund.

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R and Advisor Class shares. The PL Diversified Alternatives Fund offers Class A, Class C and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 5) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares and Advisor Class shares are sold at net asset value (“NAV”) without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund offer Class A, Class C, Class I and Advisor Class shares. Additionally, the PL Floating Rate Income Fund offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 5) and in general: (i) Class A shares of the PL Short Duration Income, PL Floating Rate Income and PL Limited Duration High Income Funds are subject to a maximum 3.00% front-end sales charge, and Class A shares of the PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P and Advisor Class shares are sold at NAV without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 5).

The Portfolio Optimization Funds invest their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”). The PL Diversified Alternatives Fund invests in the PL Underlying Funds and Class P shares of the PL Floating Rate Income Fund.

There is a separate semi-annual report containing the financial statements for the PL Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for the PL Underlying Funds, see the Where to Go for More Information section of this report on page D-3.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. generally accepted accounting principles (“U.S. GAAP”). In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

C-1

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds and the PL Diversified Alternatives Fund, dividends on net investment income, if any, are generally declared and paid annually. For the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and PL High Income Fund, dividends, if any, are generally declared and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Notes 5 and 6A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

C-2

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PL Underlying Funds they hold, which are valued at their respective NAVs at the time of computation.

PL Diversified Alternatives Fund

The investments of the PL Diversified Alternatives Fund consist of Class P shares of the PL Floating Rate Income Fund and the applicable PL Underlying Funds it holds, which are valued at their respective NAVs at the time of computation.

Short-Term Investments

Short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Trust’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing the Trust’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized

C-3

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds (See Note 6C).

The PL Diversified Alternatives Fund is exposed to the same risks as the PL Underlying Funds and PL Floating Rate Income Fund in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in the PL Floating Rate Income Fund. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds and PL Floating Rate Income Fund are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of the PL Diversified Alternatives Fund may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or the PL Underlying Funds and PL Floating Rate Income Fund may cause them to underperform other mutual funds with a similar investment objective. The PL Diversified Alternatives Fund may invest a significant portion of its assets in any one or several PL Underlying Funds and PL Floating Rate Income Fund (See Note 6C).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

C-5

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2014, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to the Trust. PLFA manages the Portfolio Optimization Funds and the PL Diversified Alternatives Fund. PLFA also manages the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income

C-6

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund and PL High Income Fund under the name Pacific Asset Management. PLFA receives investment advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

Fund	Advisory Fee Rate
PL Portfolio Optimization Conservative PL Portfolio Optimization Moderate-Conservative PL Portfolio Optimization Moderate PL Portfolio Optimization Moderate-Aggressive PL Portfolio Optimization Aggressive PL Diversified Alternatives	0.20%
PL Short Duration Income	0.40%
PL Income	0.50%
PL Strategic Income PL High Income	0.60%
PL Floating Rate Income PL Limited Duration High Income (1)	0.65%

(1)	PLFA agreed to waive 0.02% of its advisory fee through July 31, 2015 for the PL Limited Duration High Income Fund. The agreement will terminate if the investment advisory agreement is terminated or upon approval by the Board. There is no guarantee that PLFA will continue such waivers after that date.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and share class presented in these financial statements based on the following administration fee rates, which are based on an annual percentage of average daily net assets of each Fund:

Fund	Share Class	Administration Fee Rate
PL Portfolio Optimization Funds (which invest in the PL Underlying Funds that also have an administration fee at an annual rate of 0.15%)	A, B, C, R and Advisor Class	0.15%
PL Diversified Alternatives Fund (which invests in the PL Underlying Funds and Class P Shares of the PL Floating Rate Income Fund that also have an administration fee at an annual rate of 0.15%)	A, C and Advisor Class	0.15%
PL Short Duration Income Fund PL Income Fund	A, C and Advisor Class	0.30%
PL Strategic Income Fund PL Limited Duration High Income Fund PL High Income Fund	I	0.15%
PL Floating Rate Income Fund	A, C, and Advisor Class	0.30%
	I and P	0.15%

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (12b-1) under the 1940 Act (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also receives service fees pursuant to a non-12b-1 Class A Service Plan (“Class A Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements based on the following distribution and service fee rates, which are based on an annual percentage of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B and C	0.75%	0.25%
	R	0.25%	0.25%
Class A Plan	A		0.25%

There are no distribution and service fees for Class I, Class P and Advisor Class shares. The distribution and service fees are accrued daily. For the six-month period ended September 30, 2014, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $8,319,298 from the sale of Class A shares and received $266,550 in CDSC from redemptions of Class A, B and C shares.

C-7

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees earned by the Adviser, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 5) from each Fund presented in these financial statements for the six-month period ended September 30, 2014 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2014 are presented in the Statements of Assets and Liabilities.
B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees, if any); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
PL Portfolio Optimization Funds	A, B, C and R	0.15% through 7/31/2015 and 0.30% thereafter through 7/31/2023
	Advisor Class	0.15% through 7/31/2015, 0.20% from 8/1/2015 through 12/31/2015 and 0.30% thereafter through 7/31/2023
PL Diversified Alternatives Fund	A, C and Advisor Class	0.40% through 7/31/2017
PL Short Duration Income Fund PL Strategic Income Fund	A, C and Advisor Class	0.20% through 7/31/2016
PL Limited Duration High Income Fund	I	0.15% through 7/31/2016
PL High Income Fund
PL Income Fund	A, C and Advisor Class	0.15% through 7/31/2014 and 0.20% thereafter through 7/31/2016
	I	0.15% through 7/31/2016
PL Floating Rate Income Fund	A, C, P and Advisor Class	0.15% through 12/31/2014 and 0.20% thereafter through 7/31/2016
	I	0.15% through 7/31/2016

There is no guarantee that PLFA will continue to reimburse expenses upon the expiration of the applicable expense limitation agreements.

Any expense reimbursements are subject to recoupment by PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements during the six-month period ended September 30, 2014.

The Adviser expense reimbursement and the advisory fee waiver, if any, of each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2014 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2014 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2014 that are subject to recoupment by PLFA from each Fund presented in these financial statements are as follows:

Funds	3/31/2015	3/31/2016	3/31/2017	3/31/2018
PL Portfolio Optimization Conservative	$406,199	$504,164	$485,486	$213,322
PL Portfolio Optimization Moderate-Conservative	416,693	475,646	509,594	250,870
PL Portfolio Optimization Moderate	1,027,703	1,124,770	1,236,620	635,774
PL Portfolio Optimization Moderate-Aggressive	807,014	814,333	857,348	440,209
PL Portfolio Optimization Aggressive	316,090	306,272	297,159	152,680
PL Diversified Alternatives			12,535	42,596
PL Short Duration Income	42,485	97,734	192,031	131,885
PL Income	651,413	1,323,370	1,326,276	532,141
PL Strategic Income	45,025	118,217	181,996	123,885
PL Floating Rate Income	123,956	347,661	1,642,470	1,192,096
PL Limited Duration High Income			82,357	94,703
PL High Income	42,254	97,325	98,786	57,183

Total	$3,878,832	$5,209,492	$6,922,658	$3,867,344

C-8

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C . INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2014, each of the Portfolio Optimization Funds and the PL Diversified Alternatives Fund (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PL Underlying Funds and PL Floating Rate Income Fund. A summary of holdings and transactions with affiliated mutual fund investments as of and for the six-month period ended September 30, 2014 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Shares Balance
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$28,543,030	$2,206,370	$2,678,544	$2,713	$50,589	$28,124,158	2,792,866
PL Inflation Managed	40,774,922	2,550,254	11,630,298	(1,720,366)	2,486,864	32,461,376	3,606,820
PL Managed Bond	150,635,060	11,082,894	13,586,042	(91,442)	3,428,400	151,468,870	13,769,897
PL Short Duration Bond	65,138,502	837,811	5,486,849	(14,203)	271,689	60,746,950	6,020,510
PL Emerging Markets Debt	26,376,381	5,744,159	2,743,424	(17,820)	43,670	29,402,966	3,015,689
PL Comstock	20,375,831	302,998	6,560,223	2,394,612	(1,431,233)	15,081,985	813,484
PL Growth	4,599,951	2,327,215	587,876	6,774	209,605	6,555,669	364,002
PL Large-Cap Growth	10,634,553	126,874	2,431,860	100,066	355,686	8,785,319	813,455
PL Large-Cap Value	24,012,664	355,687	3,959,968	1,462,219	(328,373)	21,542,229	1,228,177
PL Main Street Core	8,086,162	106,825	4,264,231	1,629,379	(1,242,478)	4,315,657	274,010
PL Mid-Cap Equity	8,535,989	151,580	2,285,038	606,211	(632,420)	6,376,322	497,373
PL Mid-Cap Growth	4,950,986	—	694,899	(3,011)	34,365	4,287,441	520,953
PL International Large-Cap	11,283,090	5,777,508	3,034,739	742,354	(916,352)	13,851,861	759,006
PL International Value	6,876,810	2,260,206	597,016	67,623	(338,217)	8,269,406	831,932
PL Currency Strategies	11,470,557	2,229,994	1,175,754	(37,642)	846,258	13,333,413	1,325,389
PL Global Absolute Return	25,024,799	744,582	4,695,458	(38,954)	1,134,291	22,169,260	2,184,164
PL Precious Metals	3,254,088	915,529	391,918	(246,147)	(53,032)	3,478,520	646,565
	$450,573,375	$37,720,486	$66,804,137	$4,842,366	$3,919,312	$430,251,402

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$34,464,021	$1,481,314	$1,237,298	($33,486)	$103,065	$34,777,616	3,453,586
PL Inflation Managed	42,474,816	3,539,487	6,047,901	(1,058,250)	1,811,994	40,720,146	4,524,461
PL Managed Bond	117,716,374	24,218,403	3,801,872	(66,581)	2,792,402	140,858,726	12,805,339
PL Short Duration Bond	59,644,245	1,962,041	3,032,641	(14,656)	253,891	58,812,880	5,828,829
PL Emerging Markets Debt	24,888,885	3,907,594	869,938	(46,824)	97,177	27,976,894	2,869,425
PL Comstock	35,779,162	583,561	8,992,661	2,966,450	(1,222,106)	29,114,406	1,570,356
PL Growth	11,681,696	3,933,034	441,404	(4,781)	540,617	15,709,162	872,247
PL Large-Cap Growth	21,227,796	247,877	2,898,814	146,432	831,125	19,554,416	1,810,594
PL Large-Cap Value	46,967,490	729,314	6,363,109	1,793,273	457,379	43,584,347	2,484,854
PL Main Street Core	30,375,809	424,657	3,204,772	847,569	921,916	29,365,179	1,864,456
PL Mid-Cap Equity	12,488,118	5,224,230	380,152	17,755	(2,273)	17,347,678	1,353,173
PL Mid-Cap Growth	7,317,129	192,490	1,783,947	(141,822)	171,815	5,755,665	699,352
PL Small-Cap Growth	7,708,132	—	1,450,221	268,688	(757,295)	5,769,304	394,887
PL Small-Cap Value	5,856,536	11,240	173,988	5,350	(276,191)	5,422,947	420,383
PL Emerging Markets	10,334,687	566,898	347,975	21,784	388,159	10,963,553	714,238
PL International Large-Cap	23,126,609	3,385,134	3,565,474	590,346	(836,148)	22,700,467	1,243,861
PL International Value	16,712,529	393,200	2,635,900	398,291	(925,490)	13,942,630	1,402,679
PL Currency Strategies	14,608,220	8,562,406	554,142	(29,276)	1,247,268	23,834,476	2,369,232
PL Global Absolute Return	31,927,755	1,235,660	4,919,876	(51,701)	1,509,039	29,700,877	2,926,195
PL Precious Metals	10,411,233	289,179	9,432,497	(3,857,135)	4,408,912	1,819,692	338,233
	$565,711,242	$60,887,719	$62,134,582	$1,751,426	$11,515,256	$577,731,061

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$60,152,863	$7,004,557	$1,444,859	($52,106)	$149,215	$65,809,670	6,535,220
PL Inflation Managed	73,375,793	3,060,165	36,799,343	(3,569,596)	5,370,847	41,437,866	4,604,207
PL Managed Bond	221,932,405	42,458,271	5,481,618	(110,263)	5,299,536	264,098,331	24,008,939
PL Short Duration Bond	90,643,911	17,010,194	2,232,357	(10,265)	374,483	105,785,966	10,484,238
PL Emerging Markets Debt	59,512,117	21,968,762	1,607,528	(110,826)	(217,909)	79,544,616	8,158,422
PL Comstock	127,436,455	930,834	20,224,618	5,711,183	703,059	114,556,913	6,178,906
PL Growth	43,505,083	8,424,290	1,116,179	2,747	1,873,423	52,689,364	2,925,562
PL Large-Cap Growth	67,576,645	2,025,667	1,493,660	67,178	3,390,101	71,565,931	6,626,475
PL Large-Cap Value	156,336,657	1,083,531	18,007,869	4,413,967	3,131,625	146,957,911	8,378,444
PL Main Street Core	100,178,462	595,098	7,546,226	1,518,378	4,395,524	99,141,236	6,294,682
PL Mid-Cap Equity	64,045,760	2,107,841	1,345,587	69,296	(150,361)	64,726,949	5,048,904
PL Mid-Cap Growth	36,488,229	1,664,318	5,575,591	(1,258,895)	1,480,119	32,798,180	3,985,198
PL Small-Cap Growth	18,542,720	7,668,555	442,550	(6,880)	(930,931)	24,830,914	1,699,583
PL Small-Cap Value	53,908,924	1,094,247	6,118,303	469,904	(2,868,141)	46,486,631	3,603,615
PL Real Estate	30,326,737	655,301	17,212,430	3,279,994	(2,125,591)	14,924,011	1,011,112
PL Emerging Markets	60,927,866	1,183,229	2,175,916	113,118	2,433,057	62,481,354	4,070,447
PL International Large-Cap	96,425,278	26,367,516	9,018,787	787,592	(2,192,400)	112,369,199	6,157,216
PL International Value	67,830,686	9,650,114	11,950,025	1,042,272	(3,289,324)	63,283,723	6,366,572
PL Currency Strategies	56,028,832	25,531,605	1,607,529	(130,068)	4,634,499	84,457,339	8,395,362
PL Global Absolute Return	75,451,004	2,628,824	14,030,625	(180,530)	3,585,255	67,453,928	6,645,707
PL Precious Metals	29,920,389	825,890	18,871,595	(8,894,716)	10,258,537	13,238,505	2,460,689
	$1,590,546,816	$183,938,809	$184,303,195	$3,151,484	$35,304,623	$1,628,638,537

C-9

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
						Ending Value	Shares Balance
PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$29,080,686	$1,485,405	$15,036,042	($848,133)	$1,594,869	$16,276,785	1,808,532
PL Managed Bond	81,963,576	7,957,039	1,099,945	(21,366)	1,899,736	90,699,040	8,245,367
PL Short Duration Bond	13,859,207	8,796,804	179,668	(309)	55,563	22,531,597	2,233,062
PL Emerging Markets Debt	19,561,822	2,521,208	274,986	(19,076)	64,012	21,852,980	2,241,331
PL Comstock	96,793,197	586,470	18,201,382	5,109,365	(297,572)	83,990,078	4,530,209
PL Growth	29,775,712	14,573,214	454,654	(3,931)	1,440,290	45,330,631	2,516,970
PL Large-Cap Growth	55,513,637	8,481,976	721,205	17,133	3,062,237	66,353,778	6,143,868
PL Large-Cap Value	118,883,548	1,161,200	24,722,411	6,522,853	(952,441)	100,892,749	5,752,152
PL Main Street Core	91,206,723	396,272	6,469,635	1,539,891	3,836,638	90,509,889	5,746,660
PL Mid-Cap Equity	65,828,519	22,959,335	905,090	30,124	27,017	87,939,905	6,859,587
PL Mid-Cap Growth	30,497,324	1,169,103	3,707,951	(180,309)	369,331	28,147,498	3,420,109
PL Small-Cap Growth	20,923,750	14,457,700	317,161	(9,965)	(933,115)	34,121,209	2,335,469
PL Small-Cap Value	63,459,665	1,205,936	5,492,508	73,613	(2,971,838)	56,274,868	4,362,393
PL Real Estate	31,125,430	425,914	11,722,480	2,064,360	(860,787)	21,032,437	1,424,962
PL Emerging Markets	61,141,922	1,494,553	972,440	7,159	2,519,020	64,190,214	4,181,773
PL International Large-Cap	82,766,866	19,985,258	2,298,864	(3,920)	(1,276,538)	99,172,802	5,434,126
PL International Value	65,543,418	7,101,470	5,118,572	(728,504)	(1,659,749)	65,138,063	6,553,125
PL Currency Strategies	37,488,997	18,026,323	592,147	(50,671)	3,115,133	57,987,635	5,764,178
PL Global Absolute Return	50,726,886	2,088,318	8,770,447	(71,892)	2,388,539	46,361,404	4,567,626
PL Precious Metals	29,497,205	1,804,611	19,017,444	(9,734,399)	10,308,730	12,858,703	2,390,093
	$1,075,638,090	$136,678,109	$126,075,032	$3,692,023	$21,729,075	$1,111,662,265

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,502,689	$2,694,158	$245,756	($3,279)	$184,368	$10,132,180	921,107
PL Emerging Markets Debt	—	4,935,000	—	—	(79,677)	4,855,323	497,982
PL Comstock	28,218,083	281,525	5,522,442	1,709,212	(314,190)	24,372,188	1,314,573
PL Growth	11,725,315	1,225,286	418,041	(2,774)	490,543	13,020,329	722,950
PL Large-Cap Growth	17,663,593	1,804,112	627,061	(59,689)	1,016,071	19,797,026	1,833,058
PL Large-Cap Value	34,093,324	489,982	6,873,294	1,900,739	(306,491)	29,304,260	1,670,710
PL Main Street Core	27,670,854	1,073,216	940,591	8,761	1,680,280	29,492,520	1,872,541
PL Mid-Cap Equity	20,497,114	7,308,583	742,769	7,052	5,634	27,075,614	2,111,982
PL Mid-Cap Growth	11,514,373	155,816	365,786	11,289	72,859	11,388,551	1,383,785
PL Small-Cap Growth	12,743,130	1,440,774	382,484	15,604	(747,826)	13,069,198	894,538
PL Small-Cap Value	24,482,429	1,150,567	2,910,113	49,655	(1,177,070)	21,595,468	1,674,067
PL Real Estate	12,226,245	171,751	3,708,040	639,697	(160,389)	9,169,264	621,224
PL Emerging Markets	20,755,394	1,118,934	944,129	9,457	859,957	21,799,613	1,420,170
PL International Large-Cap	26,957,722	3,214,898	940,591	(6,997)	(346,108)	28,878,924	1,582,407
PL International Value	19,625,384	2,469,182	679,316	(8,967)	(795,170)	20,611,113	2,073,553
PL Currency Strategies	10,936,568	5,350,414	451,435	(26,166)	932,318	16,741,699	1,664,185
PL Global Absolute Return	14,730,829	1,055,406	3,001,308	(12,975)	691,753	13,463,705	1,326,474
PL Precious Metals	11,228,703	1,402,937	6,203,022	(3,520,628)	3,562,069	6,470,059	1,202,613
	$312,571,749	$37,342,541	$34,956,178	$709,991	$5,568,931	$321,237,034

Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2014
							Ending Value	Shares Balance
PL Diversified Alternatives Fund
PL Floating Rate Income	$249,066	$188,819	$6,441	$9,032	($51)	($5,839)	$429,404	41,488
PL Inflation Managed	100,246	72,827	—	5,034	29	566	168,634	18,737
PL Emerging Markets Debt	249,595	182,070	—	12,760	85	(3,355)	415,635	42,629
PL Real Estate	160,966	109,242	—	88,139	(1,085)	3,863	184,847	12,523
PL Emerging Markets	145,367	172,542	—	10,055	35	(1,159)	306,730	19,982
PL Currency Strategies	459,503	403,992	—	18,063	(258)	36,316	881,490	87,623
PL Global Absolute Return	495,091	436,285	—	18,063	103	27,809	941,225	92,732
PL Precious Metals	111,484	72,831	—	93,148	(398)	(8,074)	82,695	15,371
	$1,971,318	$1,638,608	$6,441	$254,294	($1,540)	$50,127	$3,410,660

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include net investment income distributions from the PL Floating Rate Income Fund.

As of September 30, 2014, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
PL Diversified Alternatives	59.90%
PL Limited Duration High Income	56.54%
PL High Income	32.81%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

C-10

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, PL Diversified Alternatives Fund, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income and/or PL High Income Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses).

For the six-month period ended September 30, 2014, such expenses increased by $1,342 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2014, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $13,760.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2014, the PL Floating Rate Income Fund had unfunded loan commitments of $332,342 (see details in the Notes to Schedule of Investments).

8. COMMITTED LINE OF CREDIT

Effective August 8, 2014, the Trust has an unsecured $75,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”), which will be renewed annually. The committed line of credit will expire on August 7, 2015, unless renewed and applies to the PL Floating Rate Income Fund only. The interest rate on borrowing is the higher of the Federal funds effective rate or the Overnight Eurodollar rate, plus 1.20%. The PL Floating Rate Income Fund pays the Bank a commitment fee equal to 0.18% per annum on the daily unused portion of the committed line up to a maximum of $135,000. As of September 30, 2014, the actual interest rate on borrowing by the Trust was 1.28%. The commitment fees and interest incurred by the PL Floating Rate Income Fund are recorded as an expense. As of and for the period ended September 30, 2014, the PL Floating Rate Income Fund had no loans outstanding in connection with this line of credit.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2014, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Portfolio Optimization Conservative	$—	$—	$37,720,486	$66,804,137
PL Portfolio Optimization Moderate-Conservative	—	—	60,887,719	62,134,582
PL Portfolio Optimization Moderate	—	—	183,938,809	184,303,195
PL Portfolio Optimization Moderate-Aggressive	—	—	136,678,109	126,075,032
PL Portfolio Optimization Aggressive	—	—	37,342,541	34,956,178
PL Diversified Alternatives	—	—	1,645,049	254,294
PL Short Duration Income	—	—	61,262,074	24,270,091
PL Income	—	—	182,969,795	130,429,911
PL Strategic Income	—	—	145,964,925	74,613,310
PL Floating Rate Income	—	—	560,719,803	582,250,015
PL Limited Duration High Income	—	—	14,343,911	10,398,084
PL High Income	—	—	17,874,549	12,368,311

C-11

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended September 30, 2014, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2014:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PL Portfolio Optimization Conservative	$—	$—	$4,111,288	$755,588	$—	$—	$755,588
PL Portfolio Optimization Moderate-Conservative	—	—	6,846,501	1,347,248	—	—	1,347,248
PL Portfolio Optimization Moderate	—	342,325	17,188,697	—	—	—	—
PL Portfolio Optimization Moderate-Aggressive	(5,747,574)	758,317	—	—	—	—	—
PL Portfolio Optimization Aggressive	(16,342,075)	1,417,848	—	—	—	—	—
PL Diversified Alternatives	(44)	723	—	—	—	—	—
PL Short Duration Income	—	121,634	93,591	—	—	—	—
PL Income	(2,795,442)	178,151	—	—	—	—	—
PL Strategic Income	—	434,743	187,673	—	—	—	—
PL Floating Rate Income	—	2,826,606	257,129	—	—	—	—
PL Limited Duration High Income	—	108,301	—	—	—	—	—
PL High Income	—	72,960	63,044	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2014 and capital loss carryover from prior years utilized during the year ended March 31, 2014:

					Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized during the Year Ended March 31, 2014
	Net Capital Loss Carryover Expiring In		Unlimited Period of Net Capital Loss Carryover
Fund	2018	2019	Short-Term	Long-Term
PL Portfolio Optimization Moderate	$—	$—	$—	$—	$—	$7,260,600
PL Portfolio Optimization Moderate-Aggressive	(1,638,469)	(4,109,105)	—	—	(5,747,574)	21,084,796
PL Portfolio Optimization Aggressive	(13,311,679)	(3,030,396)	—	—	(16,342,075)	8,335,846
PL Diversified Alternatives	—	—	(44)	—	(44)	—
PL Income	—	—	(2,795,442)	—	(2,795,442)	—

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2014, were as follows:

				Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments
PL Portfolio Optimization Conservative	$399,774,693	$35,312,539	($4,835,830)	$30,476,709
PL Portfolio Optimization Moderate-Conservative	507,798,274	73,697,299	(3,764,512)	69,932,787
PL Portfolio Optimization Moderate	1,356,527,230	276,108,965	(3,997,658)	272,111,307
PL Portfolio Optimization Moderate-Aggressive	882,781,348	230,182,423	(1,301,506)	228,880,917
PL Portfolio Optimization Aggressive	244,410,234	77,519,967	(693,167)	76,826,800
PL Diversified Alternatives	3,367,582	52,118	(9,040)	43,078
PL Short Duration Income	135,548,926	626,057	(735,836)	(109,779)
PL Income	465,860,145	6,555,233	(3,406,682)	3,148,551
PL Strategic Income	144,690,525	702,529	(2,579,111)	(1,876,582)
PL Floating Rate Income	1,005,757,763	1,763,473	(13,587,941)	(11,824,468)
PL Limited Duration High Income	39,576,914	100,180	(679,733)	(579,553)
PL High Income	28,082,256	209,564	(586,737)	(377,173)

(1)	The difference between the total cost of investments on tax basis and the total investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

C-12

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after March 31, 2010.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the six-month period ended September 30, 2014 and the year ended March 31, 2014, were as follows:

	For the Six-Month Period Ended September 30, 2014			For the Year or Period Ended March 31, 2014
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Portfolio Optimization Conservative	$—	$—	$—	$5,460,595	$6,134,372	$11,594,967
PL Portfolio Optimization Moderate-Conservative	—	—	—	6,743,410	2,168,567	8,911,977
PL Portfolio Optimization Moderate	—	—	—	16,326,870	—	16,326,870
PL Portfolio Optimization Moderate-Aggressive	—	—	—	10,155,380	—	10,155,380
PL Portfolio Optimization Aggressive	—	—	—	1,491,679	—	1,491,679
PL Short Duration Income	859,715	—	859,715	1,139,922	106,700	1,246,622
PL Income	6,392,668	—	6,392,668	19,930,857	1,554,717	21,485,574
PL Strategic Income	1,998,302	—	1,998,302	3,181,001	431,207	3,612,208
PL Floating Rate Income	21,527,979	—	21,527,979	26,416,987	203,021	26,620,008
PL Limited Duration High Income	867,973	—	867,973	755,621	—	755,621
PL High Income	671,005	—	671,005	1,087,466	151,149	1,238,615

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2014 and the year ended March 31, 2014 were as follows:

	PL Portfolio Optimization Conservative Fund		PL Portfolio Optimization Moderate-Conservative Fund		PL Portfolio Optimization Moderate Fund		PL Portfolio Optimization Moderate-Aggressive Fund
	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014
Class A
Shares sold	1,524,784	4,942,877	2,315,688	6,879,857	5,980,189	17,055,382	3,638,676	10,167,433
Dividends and distribution reinvested	—	454,671	—	385,490	—	745,915	—	454,847
Shares repurchased	(3,338,982)	(8,753,448)	(2,789,394)	(5,631,263)	(6,345,744)	(9,643,856)	(3,002,106)	(5,647,809)
Net increase (decrease)	(1,814,198)	(3,355,900)	(473,706)	1,634,084	(365,555)	8,157,441	636,570	4,974,471
Beginning shares outstanding	16,874,999	20,230,899	22,018,370	20,384,286	58,264,115	50,106,674	37,674,579	32,700,108
Ending shares outstanding	15,060,801	16,874,999	21,544,664	22,018,370	57,898,560	58,264,115	38,311,149	37,674,579
Class B
Shares sold	164,686	600,047	225,915	756,807	618,049	2,072,525	498,779	1,283,068
Dividends and distribution reinvested	—	73,528	—	53,633	—	71,875	—	46,681
Shares repurchased	(294,801)	(883,916)	(312,130)	(695,998)	(725,210)	(1,401,567)	(662,706)	(1,157,375)
Net increase (decrease)	(130,115)	(210,341)	(86,215)	114,442	(107,161)	742,833	(163,927)	172,374
Beginning shares outstanding	3,515,767	3,726,108	4,230,565	4,116,123	11,264,334	10,521,501	8,174,707	8,002,333
Ending shares outstanding	3,385,652	3,515,767	4,144,350	4,230,565	11,157,173	11,264,334	8,010,780	8,174,707
Class C
Shares sold	1,921,110	5,496,261	2,141,166	5,730,743	4,321,413	12,449,379	2,183,032	6,832,110
Dividends and distribution reinvested	—	388,883	—	229,207	—	269,646	—	151,707
Shares repurchased	(2,699,981)	(7,137,458)	(1,685,351)	(3,821,553)	(3,465,335)	(6,319,924)	(1,900,085)	(3,660,260)
Net increase (decrease)	(778,871)	(1,252,314)	455,815	2,138,397	856,078	6,399,101	282,947	3,323,557
Beginning shares outstanding	18,339,511	19,591,825	18,490,428	16,352,031	40,826,793	34,427,692	25,733,388	22,409,831
Ending shares outstanding	17,560,640	18,339,511	18,946,243	18,490,428	41,682,871	40,826,793	26,016,335	25,733,388
Class R
Shares sold	147,758	247,915	107,666	180,943	290,730	654,585	203,240	389,822
Dividends and distribution reinvested	—	25,454	—	9,476	—	24,360	—	14,741
Shares repurchased	(75,283)	(370,686)	(138,450)	(165,137)	(495,147)	(692,933)	(129,238)	(363,968)
Net increase (decrease)	72,475	(97,317)	(30,784)	25,282	(204,417)	(13,988)	74,002	40,595
Beginning shares outstanding	990,502	1,087,819	562,564	537,282	2,266,688	2,280,676	1,380,476	1,339,881
Ending shares outstanding	1,062,977	990,502	531,780	562,564	2,062,271	2,266,688	1,454,478	1,380,476
Advisor Class
Shares sold	648,399	380,137	314,262	228,282	941,169	1,358,108	315,194	247,651
Dividends and distribution reinvested	—	5,529	—	2,244	—	13,996	—	3,438
Shares repurchased	(191,692)	(162,986)	(68,337)	(71,691)	(618,106)	(205,909)	(120,416)	(89,654)
Net increase	456,707	222,680	245,925	158,835	323,063	1,166,195	194,778	161,435
Beginning shares outstanding	342,427	119,747	231,529	72,694	1,426,272	260,077	346,592	185,157
Ending shares outstanding	799,134	342,427	477,454	231,529	1,749,335	1,426,272	541,370	346,592

C-13

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Portfolio Optimization Aggressive Fund		PL Diversified Alternatives Fund (1)		PL Short Duration Income Fund		PL Income Fund
	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Period Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014
Class A
Shares sold	1,121,082	2,624,015	103,105	1,000	2,498,408	5,786,475	3,603,487	7,742,757
Dividends and distribution reinvested	—	78,895	—	—	38,288	67,184	275,170	988,608
Shares repurchased	(961,705)	(1,941,985)	(4,566)	—	(3,226,774)	(2,277,091)	(5,929,590)	(18,571,752)
Net increase (decrease)	159,377	760,925	98,539	1,000	(690,078)	3,576,568	(2,050,933)	(9,840,387)
Beginning shares outstanding	10,630,093	9,869,168	1,000	—	5,735,535	2,158,967	20,734,328	30,574,715
Ending shares outstanding	10,789,470	10,630,093	99,539	1,000	5,045,457	5,735,535	18,683,395	20,734,328
Class B
Shares sold	127,543	372,637
Dividends and distribution reinvested	—	2,540
Shares repurchased	(240,359)	(348,813)
Net increase (decrease)	(112,816)	26,364
Beginning shares outstanding	2,523,128	2,496,764
Ending shares outstanding	2,410,312	2,523,128
Class C
Shares sold	957,406	2,046,521	49,668	1,000	962,961	1,914,770	3,658,945	2,860,533
Dividends and distribution reinvested	—	10,244	—	—	11,194	21,400	136,198	418,451
Shares repurchased	(900,748)	(1,417,993)	(29,103)	—	(392,086)	(647,286)	(1,579,520)	(6,439,014)
Net increase (decrease)	56,658	638,772	20,565	1,000	582,069	1,288,884	2,215,623	(3,160,030)
Beginning shares outstanding	6,823,138	6,184,366	1,000	—	2,275,442	986,558	11,528,144	14,688,174
Ending shares outstanding	6,879,796	6,823,138	21,565	1,000	2,857,511	2,275,442	13,743,767	11,528,144
Class I
Shares sold					58,568	69,394	14,020	7,553
Dividends and distribution reinvested					936	3,152	1,607	3,838
Shares repurchased					(50,269)	(1,250,216)	(28,770)	(64,268)
Net increase (decrease)					9,235	(1,177,670)	(13,143)	(52,877)
Beginning shares outstanding					93,639	1,271,309	111,192	164,069
Ending shares outstanding					102,874	93,639	98,049	111,192
Class R
Shares sold	84,237	148,506
Dividends and distribution reinvested	—	3,151
Shares repurchased	(46,163)	(153,544)
Net increase (decrease)	38,074	(1,887)
Beginning shares outstanding	538,190	540,077
Ending shares outstanding	576,264	538,190
Advisor Class
Shares sold	188,211	169,158	14,786	198,000	4,884,017	859,736	6,338,007	3,789,797
Dividends and distribution reinvested	—	601	—	—	23,453	10,497	123,110	280,917
Shares repurchased	(38,626)	(7,729)	—	—	(1,236,520)	(254,264)	(1,383,950)	(6,151,943)
Net increase (decrease)	149,585	162,030	14,786	198,000	3,670,950	615,969	5,077,167	(2,081,229)
Beginning shares outstanding	178,493	16,463	198,000	—	916,898	300,929	6,503,996	8,585,225
Ending shares outstanding	328,078	178,493	212,786	198,000	4,587,848	916,898	11,581,163	6,503,996

C-14

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Strategic Income Fund		PL Floating Rate Income Fund		PL Limited Duration High Income Fund (2)		PL High Income Fund
	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Period Ended 3/31/2014	Six-Month Period Ended 9/30/2014	Year Ended 3/31/2014
Class A
Shares sold	2,306,130	2,697,775	5,612,779	31,588,833	302,331	930,896	305,526	379,146
Dividends and distribution reinvested	75,857	172,744	597,991	933,803	20,670	11,050	16,522	28,309
Shares repurchased	(1,327,296)	(1,353,615)	(14,437,442)	(8,726,398)	(123,926)	(92,880)	(100,699)	(146,646)
Net increase (decrease)	1,054,691	1,516,904	(8,226,672)	23,796,238	199,075	849,066	221,349	260,809
Beginning shares outstanding	3,383,173	1,866,269	35,750,226	11,953,988	849,066	—	574,086	313,277
Ending shares outstanding	4,437,864	3,383,173	27,523,554	35,750,226	1,048,141	849,066	795,435	574,086
Class C
Shares sold	1,478,782	1,559,053	3,782,767	16,574,203	207,946	243,306	108,818	311,844
Dividends and distribution reinvested	41,224	81,611	319,584	390,478	6,370	2,026	10,112	18,049
Shares repurchased	(192,173)	(252,338)	(3,383,139)	(2,579,027)	(34,350)	(5,919)	(51,516)	(59,549)
Net increase	1,327,833	1,388,326	719,212	14,385,654	179,966	239,413	67,414	270,344
Beginning shares outstanding	2,096,562	708,236	20,420,616	6,034,962	239,413	—	467,861	197,517
Ending shares outstanding	3,424,395	2,096,562	21,139,828	20,420,616	419,379	239,413	535,275	467,861
Class I
Shares sold	22,891	95,502	1,497,336	8,310,603	707	2,118,229	356	2,602
Dividends and distribution reinvested	3,223	19,010	209,936	163,281	51,985	57,291	21,326	57,640
Shares repurchased	(2,748)	(1,940,671)	(736,379)	(320,615)	(295)	—	(473)	(2,538)
Net increase (decrease)	23,366	(1,826,159)	970,893	8,153,269	52,397	2,175,520	21,209	57,704
Beginning shares outstanding	151,225	1,977,384	9,177,449	1,024,180	2,175,520	—	852,404	794,700
Ending shares outstanding	174,591	151,225	10,148,342	9,177,449	2,227,917	2,175,520	873,613	852,404
Class P
Shares sold			18,060	24,043
Dividends and distribution reinvested			616	277
Shares repurchased			(864)	(2,007)
Net increase			17,812	22,313
Beginning shares outstanding			23,676	1,363
Ending shares outstanding			41,488	23,676
Advisor Class
Shares sold	4,521,077	776,150	13,224,611	35,812,859	47,311	200,332	723,484	277,344
Dividends and distribution reinvested	43,440	23,008	682,515	620,036	4,483	2,926	8,469	2,914
Shares repurchased	(816,714)	(109,035)	(11,656,948)	(4,916,250)	(29,182)	(21,064)	(613,210)	(32,328)
Net increase	3,747,803	690,123	2,250,178	31,516,645	22,612	182,194	118,743	247,930
Beginning shares outstanding	830,274	140,151	34,916,294	3,399,649	182,194	—	272,914	24,984
Ending shares outstanding	4,578,077	830,274	37,166,472	34,916,294	204,806	182,194	391,657	272,914

(1)	PL Diversified Alternatives Fund commenced operations on December 31, 2013.
(2)	PL Limited Duration High Income Fund commenced operations on July 31, 2013.

C-15

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2014 to September 30, 2014.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 5 and 6B in Notes to Financial Statements). The “Ending Account Value at 09/30/14” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/14-09/30/14” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2014 to September 30, 2014.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/14-09/30/14.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 5 and 6B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/01/14 - 09/30/14 (1)
PL Portfolio Optimization Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,015.90	0.60%	$3.03
Class B	1,000.00	1,012.60	1.35%	6.81
Class C	1,000.00	1,013.50	1.35%	6.81
Class R	1,000.00	1,015.10	0.85%	4.29
Advisor Class	1,000.00	1,017.70	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
PL Portfolio Optimization Moderate-Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,020.80	0.60%	$3.04
Class B	1,000.00	1,016.20	1.35%	6.82
Class C	1,000.00	1,017.00	1.35%	6.83
Class R	1,000.00	1,019.30	0.85%	4.30
Advisor Class	1,000.00	1,021.60	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
PL Portfolio Optimization Moderate Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,020.80	0.60%	$3.04
Class B	1,000.00	1,017.30	1.35%	6.83
Class C	1,000.00	1,017.30	1.35%	6.83
Class R	1,000.00	1,019.30	0.85%	4.30
Advisor Class	1,000.00	1,022.20	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78

See explanation of references on page D-2

D-1

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/01/14 - 09/30/14 (1)
PL Portfolio Optimization Moderate-Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,020.40	0.60%	$3.04
Class B	1,000.00	1,016.40	1.35%	6.82
Class C	1,000.00	1,016.50	1.35%	6.82
Class R	1,000.00	1,019.00	0.85%	4.30
Advisor Class	1,000.00	1,021.00	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
PL Portfolio Optimization Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,016.40	0.60%	$3.03
Class B	1,000.00	1,013.40	1.35%	6.81
Class C	1,000.00	1,013.40	1.35%	6.81
Class R	1,000.00	1,015.20	0.85%	4.29
Advisor Class	1,000.00	1,018.40	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
PL Diversified Alternatives Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,031.00	0.85%	$4.33
Class C	1,000.00	1,027.10	1.60%	8.13
Advisor Class	1,000.00	1,033.00	0.60%	3.06

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Advisor Class	1,000.00	1,022.06	0.60%	3.04
PL Short Duration Income Fund
Actual Fund Return
Class A	$1,000.00	$1,003.30	0.85%	$4.27
Class C	1,000.00	999.80	1.60%	8.02
Class I	1,000.00	1,004.70	0.59%	2.97
Advisor Class	1,000.00	1,004.70	0.60%	3.02

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.11	0.59%	2.99
Advisor Class	1,000.00	1,022.06	0.60%	3.04
PL Income Fund
Actual Fund Return
Class A	$1,000.00	$1,018.00	0.92%	$4.65
Class C	1,000.00	1,014.30	1.67%	8.43
Class I	1,000.00	1,019.30	0.65%	3.29
Advisor Class	1,000.00	1,020.20	0.67%	3.39

Hypothetical
Class A	$1,000.00	$1,020.46	0.92%	$4.66
Class C	1,000.00	1,016.70	1.67%	8.44
Class I	1,000.00	1,021.81	0.65%	3.29
Advisor Class	1,000.00	1,021.71	0.67%	3.40

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/01/14 - 09/30/14 (1)
PL Strategic Income Fund
Actual Fund Return
Class A	$1,000.00	$1,005.30	1.05%	$5.28
Class C	1,000.00	1,000.90	1.80%	9.03
Class I	1,000.00	1,005.70	0.78%	3.92
Advisor Class	1,000.00	1,006.60	0.80%	4.02

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.16	0.78%	3.95
Advisor Class	1,000.00	1,021.06	0.80%	4.05
PL Floating Rate Income Fund
Actual Fund Return
Class A	$1,000.00	$1,004.60	1.05%	$5.28
Class C	1,000.00	1,000.00	1.80%	9.02
Class I	1,000.00	1,005.90	0.80%	4.02
Class P	1,000.00	1,005.90	0.80%	4.02
Advisor Class	1,000.00	1,005.90	0.80%	4.02

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Class P	1,000.00	1,021.06	0.80%	4.05
Advisor Class	1,000.00	1,021.06	0.80%	4.05
PL Limited Duration High Income Fund
Actual Fund Return
Class A	$1,000.00	$997.50	1.08%	$5.41
Class C	1,000.00	994.10	1.83%	9.15
Class I	1,000.00	999.80	0.81%	4.06
Advisor Class	1,000.00	998.80	0.83%	4.16

Hypothetical
Class A	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	1,015.89	1.83%	9.25
Class I	1,000.00	1,021.01	0.81%	4.10
Advisor Class	1,000.00	1,020.91	0.83%	4.20
PL High Income Fund
Actual Fund Return
Class A	$1,000.00	$993.40	1.05%	$5.25
Class C	1,000.00	989.70	1.80%	8.98
Class I	1,000.00	994.70	0.78%	3.90
Advisor Class	1,000.00	994.60	0.80%	4.00

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.16	0.78%	3.95
Advisor Class	1,000.00	1,021.06	0.80%	4.05

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds and PL Diversified Alternatives Fund do not include fees and expenses of the PL Underlying Funds and Class P shares of the PL Floating Rate Income Fund (applicable to the PL Diversified Alternatives Fund only) (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds and PL Diversified Alternatives Fund invest.

D-2

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and the PL Underlying Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at http://www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-3

PL Underlying Funds

Semi-Annual Report

As of September 30, 2014

PACIFIC LIFE FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2014

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 96.5%

Consumer Discretionary - 28.6%

99¢ Only Stores Tranche B-2 4.500% due 01/11/19 §	$994,865	$989,061
Acosta Holdco Inc 5.000% due 09/26/21 §	475,000	476,181
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	519,356	520,005
Amaya Holdings BV Term B (1st Lien) (Netherlands) 5.000% due 08/01/21 §	375,000	370,781
AMC Entertainment Inc 3.500% due 04/30/20 §	246,249	243,607
Answers Corp (1st Lien) 7.750% due 12/20/18 §	96,250	97,092
Ascend Learning LLC 6.000% due 07/17/19 §	173,688	174,448
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	1,061,377	1,062,373
Asurion LLC (2nd Lien) 8.500% due 03/03/21 §	125,000	126,875
Tranche B-1 5.000% due 05/24/19 §	1,038,385	1,034,599
Aufinco Property Ltd Term B 4.000% due 05/29/20 §	49,375	48,727
AVSC Holding Corp (1st Lien) 4.500% due 01/25/21 §	49,750	49,424
Bally Technologies Term B 4.250% due 11/25/20 §	130,511	130,185
Bass Pro Group LLC 3.750% due 11/20/19 §	296,939	293,722
Blue Buffalo Co Ltd Term B-3 3.750% due 08/08/19 §	563,568	560,046
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	533,529	526,526
Burger King Corp due 09/30/21 µ	925,000	919,090
Tranche B 3.750% due 09/28/19 §	220,500	220,252
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	75,000	74,500
Caesars Entertainment Operating Co Inc Term B-6 6.950% due 03/01/17 §	216,500	197,730
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	99,500	98,629
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	99,500	96,764
Cequel Communications LLC Term B 3.500% due 02/14/19 §	520,355	512,159
Charter Communications Operating LLC Term E 3.000% due 07/01/20 §	172,813	167,928
Term F 3.000% due 01/03/21 §	235,096	228,451
Chrysler Group LLC Term B 3.500% due 05/24/17 §	613,657	609,918
Tranche B 3.250% due 12/31/18 §	273,625	269,863
CityCenter Holdings LLC 4.250% due 10/16/20 §	340,926	337,858
Clear Channel Communications Inc Tranche B 3.804% due 01/29/16 §	3,101	3,078
Tranche D 6.904% due 01/30/19 §	367,529	351,564
Tranche E 7.654% due 07/30/19 §	118,204	115,839

	Principal Amount	Value
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	$347,782	$346,475
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	554,804	546,482
David’s Bridal Inc 5.000% due 10/11/19 §	71,658	69,733
Education Management LLC Tranche C-2 5.250% due 06/01/16 §	493,454	284,559
Tranche C-3 9.250% due 03/30/18 §	299,064	171,962
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	96,583	95,094
Equinox Holdings Inc (1st Lien) 4.250% due 01/31/20 §	321,060	318,051
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	97,000	98,091
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	525,000	521,250
Fender Musical Instruments Corp 5.750% due 04/03/19 §	44,375	44,310
Flint Group due 05/14/21 µ	150,000	149,062
General Nutrition Centers Inc Tranche B 3.250% due 03/02/18 §	1,119,606	1,101,763
Getty Images Inc 4.750% due 10/18/19 §	564,938	518,189
Go Daddy Operating Co LLC 4.750% due 05/13/21 §	561,823	554,976
Harbor Freight Tools USA Inc 4.750% due 07/26/19 §	148,500	148,574
Hilton Worldwide 3.500% due 10/25/20 §	679,934	670,463
Hudson’s Bay Co Term B (1st Lien) 4.750% due 11/04/20 §	439,375	440,290
Information Resources Inc 4.750% due 09/30/20 §	99,000	99,082
Interactive Data Corp 4.750% due 05/02/21 §	224,438	223,456
Ion Media Networks Inc 5.000% due 12/18/20 §	198,500	198,932
J Crew Group Inc 4.000% due 03/05/21 §	399,000	379,674
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	961,798	926,932
Kasima LLC 3.250% due 05/17/21 §	121,324	120,186
La Quinta Intermediate Holdings LLC 4.000% due 04/14/21 §	138,581	136,953
Landry’s Inc 4.000% due 04/30/18 §	427,016	424,214
Laureate Education Inc 5.000% due 06/15/18 §	1,093,220	1,052,225
MCC Iowa LLC Tranche H 3.250% due 01/29/21 §	98,750	96,405
McGraw-Hill Global Education Holdings LLC Term B 5.750% due 03/22/19 §	84,292	84,582
Mediacom Broadband Term J 3.750% due 06/30/21 §	124,688	122,777
Mediacom LLC Tranche G 3.750% due 06/30/21 §	75,000	73,734
Media General Inc Term B 4.250% due 07/31/20 §	136,046	134,941
MH Sub I LLC (1st Lien) 5.000% due 07/08/21 §	112,463	112,006
MGM Resorts International Term B 3.500% due 12/20/19 §	294,750	290,145
Michaels Stores Inc 4.000% due 01/28/20 §	125,000	123,656
Term B 3.750% due 01/28/20 §	320,938	315,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Numericable US LLC Tranche B-1 4.500% due 05/21/20 §	$139,154	$138,197
Tranche B-2 4.500% due 05/21/20 §	160,846	159,740
OSI Restaurant Partners LLC 3.500% due 10/28/19 §	211,587	211,084
Party City Holdings Inc 4.000% due 07/27/19 §	393,584	387,599
Petco Animal Supplies Inc 4.000% due 11/24/17 §	481,250	477,941
Pilot Travel Centers LLC Tranche B 3.750% due 03/30/18 §	404,575	405,081
4.250% due 08/07/19 §	147,000	147,061
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	94,318	93,434
Proquest LLC due 09/24/21 µ	100,000	100,031
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	74,625	73,272
Rentpath Inc Term B 6.250% due 05/29/20 §	123,438	124,129
Sabre GLBL Inc Term B 4.000% due 02/19/19 §	147,375	145,570
Scientific Games International Inc due 09/16/21 µ	125,000	122,578
4.250% due 10/18/20 §	471,438	470,185
Seaworld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	567,678	537,875
Serta Simons Holdings LLC Term B 4.250% due 10/01/19 §	378,413	376,153
Six Flags Theme Parks Inc 3.500% due 12/20/18 §	498,837	498,213
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	148,877	146,760
Springer SBM II GmbH Term B-3 4.750% due 07/23/20 §	148,503	146,275
SRAM LLC Term B 4.020% due 04/04/20 §	202,410	199,078
Standard Aero Ltd Tranche B-2 5.000% due 11/02/18 §	38,189	38,323
SurveyMonkey.com LLC 5.500% due 02/07/19 §	241,536	242,816
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	153,611	152,075
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	99,251	97,417
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	926,590
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	200,000	199,373
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	545,882	537,352
The ServiceMaster Co LLC 4.250% due 07/01/21 §	325,000	320,682
TI Group Automotive Systems LLC 4.250% due 07/02/21 §	399,000	393,514
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	546,878	541,751
Town Sports International LLC 4.500% due 11/15/20 §	149,250	129,848
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	496,250	478,881
Travelport Finance SARL (Luxembourg) 6.000% due 09/08/20 §	175,000	174,918
TWCC Holding Corp 3.500% due 02/13/17 §	712,010	702,109
(2nd Lien) 7.000% due 06/26/20 §	100,000	98,417
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	866,258	851,009

	Principal Amount	Value
Veyance Technologies Inc 5.250% due 09/08/17 §	$276,833	$276,141
Virgin Media Investment Holdings Ltd Facility B 3.500% due 02/21/20 §	725,000	706,810
Visteon Corp 3.500% due 04/01/21 §	149,625	147,568
VWR Funding Inc 3.404% due 04/03/17 §	596,500	588,795
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	763,375	588,753
Wendy’s International Inc Term B 3.250% due 05/15/19 §	675,340	672,687
WMG Acquisition Corp Tranche B 3.750% due 07/01/20 §	123,750	119,651
WNA Holdings Inc 4.500% due 06/07/20 §	465,970	461,895
Zuffa LLC 3.750% due 02/25/20 §	497,470	491,667

		36,800,918

Consumer Staples - 8.8%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	446,614	447,060
Albertson’s LLC Term B-2 4.750% due 03/21/19 §	124,002	123,759
Term B-3 4.000% due 08/23/19 §	325,000	322,969
Term B-4 4.500% due 08/25/21 §	125,000	124,518
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	320,937	320,603
Clearwater Seafoods LP Term B 4.750% due 06/26/19 §	445,500	446,243
CSM Bakery Supplies LLC (1st Lien) 5.000% due 07/03/20 §	123,750	122,551
Del Monte Foods Co (1st Lien) due 11/11/20 µ	250,000	234,167
Del Monte Foods Inc 3.500% due 11/11/20 §	309,496	299,244
(1st Lien) 4.260% due 02/18/21 §	99,500	93,198
Diamond Foods Inc Term B 4.250% due 08/20/18 §	497,500	492,525
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	856,771	852,130
High Liner Foods Inc 4.250% due 04/24/21 §	99,500	99,313
HJ Heinz Co Term B-2 3.500% due 06/05/20 §	1,283,750	1,270,271
JBS USA LLC 3.750% due 05/27/18 §	861,507	857,716
3.750% due 09/18/20 §	198,000	196,020
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	319,272
New Albertson’s Inc Term B 4.750% due 06/27/21 §	550,000	542,369
Oak Leaf due 06/30/21 µ	300,000	293,250
Pinnacle Foods Finance LLC Tranche G 3.250% due 04/29/20 §	410,780	402,924
Revlon Consumer Products Corp 4.000% due 08/30/19 §	148,875	147,177
Reynolds Group Holdings 4.000% due 12/01/18 §	982,575	973,627
Rite Aid Corp Tranche 7 3.500% due 02/21/20 §	246,884	244,056
Spectrum Brands Inc Tranche C 3.500% due 09/04/19 §	123,750	122,884
Supervalu Inc 4.500% due 03/21/19 §	711,324	700,111

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	$268,861	$254,522
US Foods Inc 4.500% due 03/31/19 §	1,061,563	1,058,577

		11,361,056

Energy - 3.7%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	73,875	66,488
Arch Coal Inc 6.250% due 05/16/18 §	391,194	358,627
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	209,624	209,886
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	49,750	49,284
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	125,000	125,365
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	150,000	145,031
Energy Transfer Equity LP 3.250% due 12/02/19 §	225,000	220,125
Fieldwood Energy LLC 3.875% due 09/28/18 §	123,813	122,600
MEG Energy Corp 3.750% due 03/31/20 §	761,306	757,907
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	318,374	318,772
Ruby Western Pipeline Holdings LLC 3.500% due 03/27/20 §	43,137	42,840
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	100,000	97,388
Seadrill Operating LP 4.000% due 02/21/21 §	496,561	473,152
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	241,667	238,193
Sheridan Investment Partners II LP
4.250% due 12/11/20 §	418,346	412,333
4.250% due 12/16/20 §	21,704	21,392
Term A2 4.250% due 12/11/20 §	58,195	57,358
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	32,023	31,563
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	19,560	19,279
Tallgrass Operations LLC 4.250% due 11/13/18 §	573,909	572,833
Tenaska Inc due 09/30/21 µ	200,000	200,000
Tervita Corp 6.250% due 05/15/18 §	197,000	196,490

		4,736,906

Financials - 7.4%

Alliant Holdings I LLC 4.250% due 12/20/19 §	242,945	242,589
Altisource Solutions SARL (Luxembourg) Term B 4.500% due 12/09/20 §	322,565	307,243
American Capital Ltd Term B 3.500% due 08/22/17 §	111,375	110,818
Amwins Group (1st Lien) 5.000% due 09/06/19 §	123,000	123,000
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	96,649	96,186
Citco Funding LLC 4.250% due 06/29/18 §	532,882	528,220
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	689,034	678,905
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	115,275	114,445
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	124,375	124,711

	Principal Amount	Value
Crown Castle Operating Co Tranche B-2 3.000% due 01/31/21 §	$222,567	$219,938
Cunningham Lindsey US Inc (1st Lien) 5.000% due 12/10/19 §	294,750	290,329
First Data Corp
Term B (2nd Lien) 3.655% due 09/24/18 §	200,000	196,375
Term C-1 3.655% due 03/24/18 §	623,620	612,577
Grosvenor Capital Management Holdings LP 3.750% due 01/04/21 §	148,875	147,200
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	173,811	173,340
Harbourvest Partners LP 3.250% due 02/04/21 §	340,493	335,385
Home Loan Servicing Solutions Ltd 4.500% due 06/26/20 §	148,125	145,811
HUB International Ltd 4.250% due 10/02/20 §	297,008	291,532
ION Trading Technologies SARL (1st Lien) 4.250% due 06/10/21 §	174,563	172,708
LPL Holdings Inc Tranche B (1st Lien) 3.250% due 03/29/19 §	391,045	387,135
MCS AMS Sub-Holdings LLC 7.000% due 10/15/19 §	72,188	69,300
Nuveen Investments Inc Tranche B (1st Lien) 4.157% due 05/13/17 §	883,260	881,972
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	646,484	636,706
PGX Holding Inc due 09/29/20 µ	75,000	74,719
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	148,125	149,421
Realogy Corp Term B 3.750% due 03/05/20 §	992,500	978,853
RHP Hotel Properties LP Tranche B 3.750% due 01/15/21 §	99,750	99,625
Shield Finance Co SARL Term B 5.000% due 01/29/21 §	99,500	99,583
Starwood Property Trust Inc 3.500% due 04/19/20 §	98,995	97,696
TransUnion LLC 4.000% due 04/09/21 §	547,250	539,954
USI Inc 4.250% due 12/27/19 §	295,083	290,287
Walker & Dunlop Inc 5.250% due 12/20/20 §	74,438	74,903
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	280,539	270,486

		9,561,952

Health Care - 14.5%

Akorn Inc due 04/16/21 µ	250,000	249,685
Alere Inc Term B 4.250% due 06/30/17 §	776,005	771,559
Alliance HealthCare Services Inc 4.250% due 06/03/19 §	98,750	98,503
Amneal Pharmaceuticals LLC due 10/17/19 µ	200,000	200,125
Term B 4.750% due 11/01/19 §	74,438	74,484
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	640,619	643,622
Aveta Inc 9.750% due 12/30/17 §	51,376	51,119
Biomet Inc Term B-2 3.655% due 07/25/17 §	1,179,974	1,173,890

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	$1,477,807	$1,475,314
Term E 3.485% due 01/25/17 §	172,775	172,139
CPI Buyer LLC (1st Lien) 5.500% due 08/16/21 §	150,000	148,500
DaVita HealthCare Partners Inc Tranche B 3.500% due 06/24/21 §	423,938	419,864
DJO Finance LLC Tranche B 4.250% due 09/15/17 §	355,192	353,195
Envision Healthcare Corp 4.000% due 05/25/18 §	450,174	446,573
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	672,431	674,533
Grifols Worldwide Operations Ltd Tranche B 3.154% due 02/27/21 §	621,875	611,856
HCA Inc Tranche B-4 2.983% due 05/01/18 §	650,355	643,784
Ikaria (1st Lien) 5.000% due 02/12/21 §	94,132	94,000
IMS Health Inc Term B 3.500% due 03/17/21 §	552,574	541,983
InVentiv Health Inc Term B-4 7.750% due 05/15/18 §	263,957	262,857
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	498,750	489,666
Kindred Healthcare Inc 4.000% due 04/09/21 §	199,500	196,383
Kinetic Concepts Inc Term E-1 4.000% due 05/04/18 §	760,331	752,094
Mallinckrodt International Finance SA Term B 3.500% due 03/19/21 §	199,000	196,295
Term B-1 3.500% due 03/19/21 §	150,000	148,000
MedAssets Inc Term B 4.000% due 12/13/19 §	44,938	44,853
Millennium Laboratories LLC Tranche B 5.250% due 04/16/21 §	773,063	773,056
MMM Holdings Inc 9.750% due 12/12/17 §	70,667	71,109
National Mentor Holdings Inc Tranche B
4.750% due 01/31/21 §	49,750	49,574
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	295,535	295,659
Ortho-Clinical Diagnostics Holdings SARL (Luxembourg) 4.750% due 06/30/21 §	423,938	419,897
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	222,540	218,784
Pharmaceutical Product Development Inc 4.000% due 12/05/18 §	982,500	975,541
PRA Holdings Tranche B-1 4.500% due 09/23/20 §	148,500	147,502
Prestige Brands Inc Term B-2 4.500% due 09/03/21 §	100,000	100,038
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	1,399,392	1,381,900
Radnet Management Inc Tranche B 4.250% due 10/10/18 §	192,563	191,721
Sage Products (1st Lien) 4.250% due 12/13/19 §	180,461	180,085
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	96,250	96,216
Steward Health Care System LLC 6.750% due 04/10/20 §	496,231	494,370
The Trizetto Group Inc 4.750% due 05/02/18 §	472,408	472,998
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	196,013	192,582

	Principal Amount	Value
U.S. Renal Care Inc Tranche B-2 4.250% due 07/03/19 §	$498,741	$493,286
Valeant Pharmaceuticals International Inc Series C-2 Tranche B 3.750% due 12/11/19 §	255,838	253,371
Series D-2 Tranche B 3.750% due 02/13/19 §	425,331	421,343
Series E-1 Tranche B 3.750% due 08/05/20 §	497,623	492,469

		18,656,377

Industrials - 9.7%

Accudyne Industries LLC 4.000% due 12/13/19 §	707,042	695,774
ADS Waste Holdings Inc Tranche B-2 3.750% due 10/09/19 §	221,062	216,042
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	74,250	73,740
Allison Transmission Inc Term B-3 3.750% due 08/23/19 §	586,853	581,902
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	622,491	612,531
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	172,946	172,946
Apex Tool Group LLC 4.500% due 01/31/20 §	437,558	423,337
Atlantic Aviation FBO Inc 3.250% due 06/01/20 §	99,000	98,051
Bombardier Recreational Products Inc (Canada) Term B 4.000% due 01/30/19 §	396,000	389,811
Ceridian Corp
Term B-1 4.152% due 05/09/17 §	71,116	70,983
Term B-2 4.500% due 05/09/17 §	74,181	73,439
CPG International Inc 4.750% due 09/30/20 §	299,244	298,496
CSC Holdings LLC Term B 2.654% due 04/17/20 §	204,774	198,822
DAE Aviation Holdings Inc Tranche B-1 5.000% due 11/02/18 §	84,240	84,535
Delos Finance SARL 3.500% due 03/06/21 §	325,000	322,004
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	149,625	149,999
EnergySolutions LLC 6.750% due 05/29/20 §	124,688	126,324
Evergreen (1st Lien) due 04/28/21 µ	100,000	98,438
5.750% due 04/28/21 §	200,000	197,667
Floatel International Ltd 6.000% due 06/27/20 §	149,250	146,638
Flying Fortress Inc 3.500% due 06/30/17 §	354,167	352,174
Gardner Denver Inc 4.250% due 07/30/20 §	198,000	194,399
Gates Global LLC 4.250% due 07/05/21 §	200,000	196,929
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	188,167	185,283
Grede Holdings LLC 4.750% due 06/02/21 §	325,000	324,391
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	373,574	369,185
IG Investments Holdings LLC
Tranche B (1st Lien) 5.250% due 10/31/19 §	147,809	147,901
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Facility E 3.750% due 05/15/20 §	125,000	124,040
John Maneely Co 4.750% due 04/01/17 §	972,334	967,910

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
KAR Auction Services Inc Tranche B-2 3.500% due 03/11/21 §	$309,054	$304,934
Merrill Communications LLC 5.750% due 03/08/18 §	22,441	22,693
Metaldyne LLC 4.250% due 12/18/18 §	706,998	704,494
Milacron LLC 4.000% due 03/28/20 §	541,778	539,069
Monitronics International Inc Term B 4.250% due 03/23/18 §	171,262	169,656
NN Inc 6.000% due 08/27/21 §	100,000	100,313
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	186,674	187,452
Rexnord LLC Term B 4.000% due 08/21/20 §	569,250	561,185
Sensata Technologies BV Term B 3.250% due 05/10/18 §	118,204	117,697
Stena International 4.000% due 03/03/21 §	223,875	220,377
Swift Transportation Co Inc Tranche B 3.750% due 06/09/21 §	149,250	149,017
Tank Holding Corp Term 1 4.250% due 07/09/19 §	119,408	118,767
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	221,063	217,562
Transdigm Inc Term C 3.750% due 02/28/20 §	172,802	170,250
Tranche D 3.750% due 06/04/21 §	249,375	245,857
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	486,220	485,612
VAT Lux III SARL 4.750% due 02/11/21 §	49,750	49,418
West Corp Term B-10 3.250% due 06/30/18 §	193,624	189,872

		12,447,916

Information Technology - 10.6%

Activision Blizzard Inc 3.250% due 10/12/20 §	360,188	359,837
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	124,063	122,946
ARRIS Group Inc Term B 3.250% due 04/17/20 §	411,979	406,572
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	847,875	841,289
AVAST Software 4.750% due 03/20/20 §	121,875	121,926
Blue Coat Systems Inc 4.000% due 05/31/19 §	746,232	734,106
CDW Corp 3.250% due 04/29/20 §	246,251	240,826
Commscope Inc Tranche 4 3.250% due 01/14/18 §	148,500	147,540
CompuCom Systems Inc 4.250% due 05/09/20 §	310,061	300,759
Dell Inc Term B 4.500% due 04/29/20 §	1,116,563	1,109,863
Dell International Term C 3.750% due 10/29/18 §	185,000	182,991
Eagle Parent Inc Term B-2 4.000% due 05/16/18 §	446,376	441,800
EIG Investors Corp Term (1st Lien) 5.000% due 11/09/19 §	295,144	293,853
Emdeon Business Services LLC Term B-2 3.750% due 11/02/18 §	565,681	560,024
Entegris Inc Tranche B 3.500% due 04/30/21 §	70,736	69,911

	Principal Amount	Value
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	$489,750	$490,362
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	259,779	260,103
Freescale Semiconductor Inc Tranche B-4 4.250% due 02/28/20 §	320,143	315,675
Genpact Ltd 3.500% due 08/30/19 §	171,948	170,874
GXS Group Inc 3.250% due 01/16/21 §	124,063	122,938
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	1,189,095	1,163,678
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	295,661	294,407
Moneygram International Inc 4.250% due 03/27/20 §	496,222	488,313
Novell Inc (1st Lien) 7.250% due 11/22/17 §	366,421	367,767
NXP BV Tranche D 3.250% due 01/11/20 §	247,500	243,581
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	223,313	223,313
Rocket Software Inc 5.750% due 02/19/18 §	479,168	480,267
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	838,717	818,275
SCS Holdings I Inc 7.000% due 12/07/18 §	407,291	412,892
Smart Technologies ULC Term B 10.500% due 01/31/18 §	23,124	22,952
Sophia LP Term B-1 4.000% due 07/19/18 §	133,283	131,652
Spansion LLC 3.750% due 12/19/19 §	122,734	120,945
SunEdison Semiconductor BV 6.500% due 05/27/19 §	124,687	124,610
SunGard Data Systems Inc Tranche C 3.906% due 02/28/17 §	100,092	99,820
Tranche E 4.000% due 03/08/20 §	610,184	603,983
Vantiv LLC Term B 3.750% due 06/13/21 §	124,688	124,251
Vertafore Inc 4.250% due 10/03/19 §	483,848	480,824
Wall Street Systems Delaware Inc 4.500% due 04/30/21 §	166,972	166,068

		13,661,793

Materials - 8.0%

Axalta Coating Systems Dutch Holding B BV Term B 3.750% due 02/01/20 §	330,407	324,088
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	387,409	387,505
Berry Plastics Corp Term D 3.500% due 02/08/20 §	742,472	725,162
Term E 3.750% due 01/06/21 §	99,500	97,426
Essar Steel Algoma Inc 12.250% due 11/15/14 § Ω	242,515	243,386
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	247,500	247,593
FMG Resources Property Ltd 3.750% due 06/30/19 §	760,073	745,504
Gemini HDPE LLC 4.750% due 08/06/21 §	250,000	249,896
Huntsman International LLC 3.750% due 08/12/21 §	250,000	248,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Ineos US Finance LLC Term B 3.750% due 05/04/18 §	$1,050,606	$1,031,153
MacDermid Inc (1st Lien) due 06/07/20 µ	75,000	74,063
Tranche B (1st Lien) 4.000% due 06/07/20 §	98,750	97,516
Minerals Technologies Inc 4.000% due 05/07/21 §	244,567	244,223
Murray Energy Corp 5.250% due 12/05/19 §	174,125	174,038
Neenah Foundry Co 6.750% due 04/26/17 §	66,573	66,334
Noranda Aluminum Term B 5.750% due 02/28/19 §	121,875	119,031
Novelis Inc 3.750% due 03/10/17 §	962,533	955,073
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	74,438	73,228
PQ Corp 4.000% due 08/07/17 §	147,375	146,033
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	598,502	594,325
Signode Industrial Group Lux SA Term B 4.000% due 05/01/21 §	176,296	174,644
Tricorbraun Inc 4.000% due 05/03/18 §	479,114	476,120
Tronox Inc Term B 4.000% due 03/19/20 §	1,207,656	1,200,780
Unifrax Holding Co 4.250% due 11/28/18 §	490,781	489,657
Univar Inc Term B 5.000% due 06/30/17 §	471,744	467,714
Walter Energy Inc Term B 7.250% due 04/02/18 §	707,503	627,024

		10,279,641

Telecommunication Services - 3.5%

Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	975,000	961,391
IPC Systems Inc (1st Lien) 6.000% due 11/08/20 §	149,625	150,373
SBA Finance Communications Corp Tranche B-1-A 3.250% due 03/24/21 §	199,500	195,676
Syniverse Holdings Inc Term B 4.000% due 04/23/19 §	239,957	236,357
Tranche B 4.000% due 04/23/19 §	121,190	119,221
Telesat Canada Term B-2 3.500% due 03/28/19 §	513,247	506,292
TNS Inc (1st Lien) 5.000% due 02/14/20 §	46,796	46,943
UPC Financing Partnership Facility AH 3.250% due 06/30/21 §	1,000,000	974,625
Windstream Corp Tranche B-5 3.500% due 08/26/19 §	987,500	977,823
Ziggo BV
due 01/15/22 µ	127,872	124,470
Facility B-1 3.250% due 01/15/22 §	120,181	116,983
Term B-2 3.250% due 01/15/22 §	76,947	74,898

		4,485,052

	Principal Amount	Value
Utilities - 1.7%

Calpine Construction Finance Co LP Term B-1 3.000% due 05/03/20 §	$148,125	$143,772
Calpine Corp Term B-1 4.000% due 04/01/18 §	1,013,250	1,008,747
Term B-2 4.000% due 04/01/18 §	96,750	96,369
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	121,538	120,830
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	65,893	65,838
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	225,000	224,298
EquiPower Resources Holdings LLC Term C (1st Lien) 4.250% due 12/31/19 §	272,555	271,761
La Frontera Generation LLC due 09/30/20 µ	250,000	247,655

		2,179,270

Total Senior Loan Notes (Cost $126,172,145)		124,170,881

	Shares
SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,832,776	5,832,776

Total Short-Term Investment (Cost $5,832,776)		5,832,776

TOTAL INVESTMENTS - 101.0% (Cost $132,004,921)		130,003,657

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(1,296,264)

NET ASSETS - 100.0%		$128,707,393

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	28.6%
Health Care	14.5%
Information Technology	10.6%
Industrials	9.7%
Consumer Staples	8.8%
Materials	8.0%
Financials	7.4%
Short-Term Investment	4.5%
Energy	3.7%
Telecommunication Services	3.5%
Others (each less than 3.0%)	1.7%

	101.0%
Other Assets & Liabilities, Net	(1.0%	)

	100.0%

(b)	An investment with a value of $243,386 or 0.2% of the fund’s net assets was in default as of September 30, 2014.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $12,132 or less than 0.1% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
MH Sub I LLC	$12,132	$12,205	$73

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Senior Loan Notes	$124,170,881	$—	$124,170,881	$—
	Short-Term Investment	5,832,776	5,832,776	—	—
	Unfunded Loan Commitment	73	—	73	—

	Total	$130,003,730	$5,832,776	$124,170,954	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.0%

Energy - 0.3%

California Resources Corp 5.500% due 09/15/21 ~	$400,000	$406,500

Financials - 0.4%

Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	100,000	102,326
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 190,000	437,384

		539,710

Industrials - 0.3%

International Lease Finance Corp
6.750% due 09/01/16 ~	$100,000	108,250
7.125% due 09/01/18 ~	200,000	225,500

		333,750

Total Corporate Bonds & Notes (Cost $1,253,146)		1,279,960

MORTGAGE-BACKED SECURITIES - 2.4%

Collateralized Mortgage Obligations - Commercial - 0.3%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	108,532	116,383
Morgan Stanley Capital I Trust 6.105% due 06/11/49 " §	97,299	106,975
Silenus European Loan Conduit Ltd (Ireland) 0.348% due 05/15/19 " §	EUR 124,234	155,189

		378,547

Collateralized Mortgage Obligations - Residential - 2.1%

Banc of America Funding Trust 0.376% due 07/20/36 " §	$451,234	421,001
Banc of America Mortgage Trust 2.605% due 07/25/35 " §	104,413	98,153
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/35 " §	15,181	15,488
2.528% due 03/25/35 " §	13,142	13,323
2.580% due 03/25/35 " §	53,005	53,670
Citigroup Mortgage Loan Trust Inc
2.200% due 09/25/35 " §	24,278	24,483
2.280% due 09/25/35 " §	20,407	20,553
Countrywide Home Loan Mortgage Pass-Through Trust 2.268% due 01/19/34 " §	47,469	46,017
Fannie Mae
0.505% due 07/25/37 " §	167,597	168,180
0.535% due 07/25/37 " §	155,904	156,768
0.595% due 05/25/36 " §	151,079	151,707
0.600% due 02/25/37 " §	35,709	35,813
0.835% due 02/25/41 " §	288,137	291,843
First Horizon Mortgage Pass-Through Trust 4.880% due 06/25/35 " §	65,925	63,546
GSR Mortgage Loan Trust 2.660% due 09/25/35 " §	44,016	44,494
JP Morgan Mortgage Trust 5.016% due 06/25/35 " §	105,618	105,637
Merrill Lynch Mortgage Investors Trust 2.148% due 12/25/34 " §	128,401	128,116
New York Mortgage Trust 2.633% due 05/25/36 " §	440,966	404,517
Reperforming Loan REMIC Trust 0.495% due 06/25/35 " § ~	16,834	15,192
Residential Accredit Loans Inc Trust 0.335% due 06/25/46 " §	125,015	57,546

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 0.405% due 02/25/35 " §	$33,512	$29,318
Structured Asset Mortgage Investments II Trust 0.365% due 05/25/46 " §	109,731	84,116
Wells Fargo Mortgage Backed Securities Trust 2.606% due 10/25/35 " §	295,456	298,372

		2,727,853

Total Mortgage-Backed Securities (Cost $2,924,801)		3,106,400

ASSET-BACKED SECURITIES - 2.1%

Freddie Mac Structured Pass-Through Securities 0.435% due 09/25/31 " §	1,763	1,653
Hillmark Funding Ltd CDO (Cayman) 0.484% due 05/21/21 " § ~	908,677	896,592
Park Place Securities Inc Pass-Through Certificates 1.175% due 12/25/34 " §	91,661	91,977
SLM Student Loan Trust
0.344% due 12/15/23 " §	EUR 1,263,731	1,586,587
0.354% due 09/15/21 " §	120,358	152,254
Wood Street II BV CLO (Netherlands) 0.433% due 03/29/21 " § ~	73,838	92,932

Total Asset-Backed Securities (Cost $2,902,227)		2,821,995

U.S. TREASURY OBLIGATIONS - 105.9%

U.S. Treasury Inflation Protected Securities - 105.9%

0.125% due 04/15/16 ^ ‡	$755,573	764,722
0.125% due 04/15/17 ^	1,888,099	1,914,670
0.125% due 04/15/18 ^	6,488,685	6,547,799
0.125% due 04/15/19 ^	813,432	815,879
0.125% due 07/15/22 ^	16,576,800	16,198,650
0.375% due 07/15/23 ^	4,299,876	4,258,558
0.500% due 04/15/15 ^ ‡	4,504,856	4,513,195
0.625% due 07/15/21 ^	15,063,675	15,385,541
0.625% due 02/15/43 ^	3,108,840	2,751,081
1.125% due 01/15/21 ^	217,828	228,736
1.250% due 07/15/20 ^	23,487,452	24,964,428
1.375% due 02/15/44 ^	7,252,113	7,772,972
1.625% due 01/15/15 ^	15,458,564	15,480,270
1.750% due 01/15/28 ^	5,231,442	5,835,919
1.875% due 07/15/15 ^ ‡	857,423	876,983
1.875% due 07/15/19 ^	223,168	243,759
2.000% due 01/15/16 ^	5,638,015	5,838,344
2.125% due 02/15/41 ^	108,796	135,604
2.375% due 01/15/25 ^	2,148,732	2,520,396
2.375% due 01/15/27 ^	236,286	280,137
2.500% due 01/15/29 ^	2,108,430	2,577,885
2.625% due 07/15/17 ^	2,413,005	2,634,857
3.375% due 04/15/32 ^	201,341	280,351
3.875% due 04/15/29 ^	11,260,983	15,916,983

		138,737,719

Total U.S. Treasury Obligations (Cost $142,989,854)		138,737,719

FOREIGN GOVERNMENT BONDS & NOTES - 15.5%

Australia Government (Australia) 5.250% due 03/15/19	AUD 1,200,000	1,153,600
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 200,000	283,210
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	4,658,500	6,186,415

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
France Government OAT (France)
0.100% due 07/25/21	EUR 100,864	$133,343
0.250% due 07/25/18	414,420	545,970
0.700% due 07/25/30	99,900	134,484
Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	200,000	249,903
IM Cedulas 4 Fondo de Titulazion de Activos 3.750% due 03/11/15	300,000	384,732
Italy Buoni Poliennali Del Tesoro (Italy)
2.250% due 04/22/17 ~	600,408	790,011
2.350% due 09/15/24 ~	1,201,404	1,688,782
2.550% due 10/22/16 ~	1,000,680	1,316,368
2.550% due 09/15/41	216,478	298,117
3.100% due 09/15/26 ^ ~	105,650	158,412
Mexican Bonos de Proteccion al Ahorro (Mexico) 2.970% due 01/30/20 ^ §	MXN 3,700,000	276,548
Mexican Udibonos (Mexico) 4.000% due 11/08/46	18,125,209	1,463,925
New Zealand Government (New Zealand) 2.000% due 09/20/25	NZD 2,600,000	2,016,650
Slovenia Government International Bond (Slovenia) 4.700% due 11/01/16 ~	EUR 300,000	409,200
Spain Government (Spain)
3.800% due 04/30/24 ~	600,000	871,865
5.400% due 01/31/23 ~	1,100,000	1,776,008
Xunta de Galicia (Spain) 6.131% due 04/03/18	100,000	148,688

Total Foreign Government Bonds & Notes (Cost $21,310,072)		20,286,231

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $33,392)		3

SHORT-TERM INVESTMENTS - 8.1%

U.S. Treasury Bills - 0.2%

0.044% due 10/30/14 ‡	$168,000	167,997
0.050% due 10/16/14 ‡	102,000	101,999

		269,996

Repurchase Agreement - 7.5%

Morgan Stanley & Co LLC 0.000% due 10/01/14 (Dated 09/30/14, repurchase price of $9,800,000; collateralized by a U.S. Treasury Inflation Protected Bond: 3.750% due 11/15/43 and value $9,844,423)	9,800,000	9,800,000

	Shares	Value
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	550,162	$550,162

Total Short-Term Investments (Cost $10,620,154)		10,620,158

TOTAL INVESTMENTS - 135.0% (Cost $182,033,646)		176,852,466

OTHER ASSETS & LIABILITIES, NET - (35.0%)		(45,842,797)

NET ASSETS - 100.0%		$131,009,669

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	105.9%
Foreign Government Bonds & Notes	15.5%
Short-Term Investments	8.1%
Others (each less than 3.0%)	5.5%

	135.0%
Other Assets & Liabilities, Net	(35.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2014 was $33,260,270 at a weighted average interest rate of 0.119%.

(d)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
Eurodollar (03/16)	16	($3,016)
U.S. Treasury 5-Year Notes (12/14)	52	(14,277)
U.S. Treasury 10-Year Notes (12/14)	45	(32,269)

		(49,562)

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/14)	24	(15,883)

Total Futures Contracts		($65,445)

(e)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,940,000	USD	2,608,698	10/14	CIT	($34,584)
AUD	1,519,000	USD	1,323,072	11/14	HSB	3,432
BRL	4,737,960	USD	2,073,139	10/14	UBS	(138,615)
BRL	1,072,477	USD	452,331	11/14	UBS	(18,528)
EUR	493,369	USD	632,281	10/14	CIT	(9,127)
EUR	31,000	USD	40,143	10/14	GSC	(988)
EUR	145,000	USD	188,042	10/14	JPM	(4,896)
EUR	19,604,000	USD	25,073,517	10/14	UBS	(312,550)
EUR	427,369	USD	542,405	11/14	CIT	(2,486)
EUR	3,417,000	USD	4,355,476	11/14	HSB	(38,583)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	338,000	USD	553,414	12/14	BRC	($5,814)
INR	61,136,310	USD	1,009,000	10/14	BRC	(22,493)
INR	14,442,792	USD	238,000	10/14	CIT	(4,948)
INR	12,715,500	USD	210,000	10/14	DUB	(4,820)
INR	144,096,970	USD	2,367,290	10/14	UBS	(42,114)
INR	203,696,690	USD	3,265,192	01/15	CIT	(47,587)
JPY	72,885,950	USD	670,000	10/14	CIT	(5,437)
JPY	347,775,963	USD	3,195,002	10/14	JPM	(24,034)
JPY	72,885,950	USD	669,452	11/14	UBS	(4,721)
MXN	2,842,000	USD	217,463	12/14	BRC	(7,009)
MXN	9,961,000	USD	757,181	12/14	CIT	(19,557)
MYR	2,684,388	USD	837,563	10/14	BRC	(20,167)
MYR	1,115,730	USD	350,000	10/14	JPM	(10,260)
MYR	3,329,326	USD	1,026,303	01/15	UBS	(19,081)
USD	2,726,634	AUD	2,940,000	10/14	JPM	152,905
USD	2,602,519	AUD	2,940,000	11/14	CIT	35,092
USD	1,097,000	BRL	2,467,153	10/14	DUB	89,653
USD	530,000	BRL	1,198,330	10/14	GSC	40,718
USD	456,373	BRL	1,072,477	10/14	UBS	18,477
USD	94,821	CAD	105,000	10/14	GSC	1,106
USD	26,196,563	EUR	19,846,000	10/14	GSC	1,129,601
USD	25,078,713	EUR	19,604,000	11/14	UBS	311,850
USD	918,422	GBP	571,000	12/14	BRC	(6,667)
USD	3,317,536	INR	203,696,690	10/14	CIT	30,647
USD	466,000	INR	28,694,882	10/14	JPM	2,974
USD	743,000	INR	46,118,010	01/15	UBS	14,517
USD	3,340,835	JPY	347,775,963	10/14	GSC	169,820
USD	669,292	JPY	72,885,950	10/14	UBS	4,729
USD	3,195,765	JPY	347,775,963	11/14	JPM	23,993
USD	1,690,000	MXN	22,417,850	12/14	CIT	29,931
USD	700,000	MXN	9,175,600	12/14	UBS	20,536
USD	456,347	MXN	6,029,947	02/15	RBC	11,337
USD	146,000	MYR	470,792	10/14	JPM	2,644
USD	1,382,766	MYR	4,475,676	10/14	UBS	19,923
USD	214,000	MYR	698,860	01/15	JPM	2,574
USD	549,426	NZD	657,000	10/14	HSB	36,646
USD	1,489,290	NZD	1,885,000	11/14	HSB	23,128

Total Forward Foreign Currency Contracts						$1,371,167

(f)	Purchased options outstanding as of September 30, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 5-Year Interest Rate Swap	Receive	1.000%	11/10/14	GSC	EUR 2,400,000	$33,392	$3

Total Purchased Options						$33,392	$3

(g)	Transactions in written options for the six-month period ended September 30, 2014 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2014	24	4,200,000	33,535,000	$235,686
Call Options Written	120	1,300,000	5,010,000	88,649
Put Options Written	25	11,400,000	9,050,000	108,189
Call Options Closed	(119)	—	—	(53,529)
Put Options Closed	—	—	(22,750,000)	(80,697)
Call Options Expired	—	—	(6,450,000)	(57,656)
Put Options Expired	—	(6,300,000)	(8,185,000)	(108,663)

Outstanding, September 30, 2014	50	10,600,000	10,210,000	$131,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(h)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - CDX IG 22 5Y	0.850%	12/17/14	CIT	$700,000	$823	($916)
Put - iTraxx Europe 21 5Y	0.850%	12/17/14	GSC	EUR 1,400,000	3,906	(1,887)
Put - CDX IG 22 5Y	0.850%	12/17/14	JPM	$900,000	1,035	(1,178)
Put - CDX IG 22 5Y	0.900%	12/17/14	CIT	700,000	1,330	(726)
Put - CDX IG 22 5Y	0.900%	12/17/14	JPM	100,000	225	(104)
Put - CDX IG 22 5Y	0.950%	12/17/14	CIT	300,000	611	(247)
Put - iTraxx Europe 21 5Y	0.950%	12/17/14	GSC	EUR 1,500,000	3,019	(1,220)
Put - CDX IG 22 5Y	0.950%	12/17/14	JPM	$400,000	705	(329)
Put - iTraxx Europe 21 5Y	0.950%	12/17/14	JPM	EUR 300,000	528	(244)
Put - CDX IG 22 5Y	1.000%	12/17/14	CIT	$100,000	197	(66)
Put - CDX IG 22 5Y	0.900%	01/21/15	GSC	200,000	294	(323)

					$12,673	($7,240)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The fund is only obligated if the swaption is exercised.
(2)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 65.00	03/10/15	JPM	$900,000	$10,552	($13,609)
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	510,000	12,153	(24,416)

					$22,705	($38,025)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($498)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(70)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,822	(5,489)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(616)

						$36,802	($6,673)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3.200%	11/18/14	JPM	$1,000,000	$2,675	($1,109)

	Based on 3-Month EUR-LIBOR
Call - 10-Year Interest Rate Swap	Receive	1.000%	12/15/14	GSC	EUR 1,300,000	2,523	(2,916)

						5,198	(4,025)

Put - 5-Year Interest Rate Swap	Pay	1.235%	11/10/14	GSC	4,800,000	33,392	—
Put - 10-Year Interest Rate Swap	Pay	1.500%	12/15/14	GSC	1,300,000	5,383	(2,117)

						38,775	(2,117)

						$43,973	($6,142)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Euro-Bund 10-Year (11/14)	EUR 150.00	10/24/14	EUX	3	$696	($1,932)
Call - Euro-Bund 10-Year (11/14)	150.50	10/24/14	EUX	22	5,660	(9,170)

					6,356	(11,102)

Put - Euro-Bund 10-Year (11/14)	146.00	10/24/14	EUX	3	1,020	(76)
Put - Euro-Bund 10-Year (11/14)	146.50	10/24/14	EUX	22	8,450	(1,111)

					9,470	(1,187)

					$15,826	($12,289)

Total Written Options					$131,979	($70,369)

(i)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	06/20/15	MSC	3.923%	EUR 100,000	($2,593)	($4,702)	$2,109
Greek Government	1.000%	12/20/16	GSC	4.926%	$100,000	(8,047)	(7,501)	(546)
Italian Government	1.000%	03/20/19	DUB	0.931%	1,900,000	6,191	(33,172)	39,363
Russian Government	1.000%	03/20/19	HSB	2.398%	100,000	(5,716)	(8,422)	2,706
Spain Government	1.000%	03/20/19	HSB	0.700%	200,000	2,644	(1,509)	4,153
Brazilian Government	1.000%	03/20/19	MSC	1.548%	1,500,000	(34,432)	(76,076)	41,644
Spain Government	1.000%	03/20/19	MSC	0.700%	400,000	5,288	(2,456)	7,744
Russian Government	1.000%	09/20/19	GSC	2.459%	100,000	(6,554)	(5,502)	(1,052)

						($43,219)	($139,340)	$96,121

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
iTraxx Europe 21 5Y	1.000%	06/20/19	ICE	EUR 6,150,000	$133,744	$129,020	$4,724
iTraxx Europe 21 10Y	1.000%	06/20/24	ICE	1,400,000	(13,765)	(34,551)	20,786

					$119,979	$94,469	$25,510

					$76,760	($44,871)	$121,631

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	JPM	Pay	7.900%	01/02/15	BRL 100,000	($1,055)	($357)	($698)
BRL - CDI Compounded	UBS	Pay	10.410%	01/02/15	700,000	171	415	(244)
US CPI Urban Consumers NSA	DUB	Receive	1.800%	01/17/16	$3,400,000	1,883	(220)	2,103
BRL - CDI Compounded	UBS	Pay	8.150%	01/02/17	BRL 3,700,000	(121,442)	—	(121,442)
BRL - CDI Compounded	MSC	Pay	8.220%	01/02/17	4,700,000	(149,941)	(249)	(149,692)
BRL - CDI Compounded	GSC	Pay	8.300%	01/02/17	3,000,000	(91,317)	3,861	(95,178)
BRL - CDI Compounded	BRC	Pay	10.910%	01/02/17	200,000	(806)	243	(1,049)
BRL - CDI Compounded	DUB	Pay	10.910%	01/02/17	2,300,000	(9,266)	(1,301)	(7,965)
BRL - CDI Compounded	GSC	Pay	10.910%	01/02/17	3,700,000	(14,905)	(517)	(14,388)
BRL - CDI Compounded	MSC	Pay	10.910%	01/02/17	200,000	(806)	(93)	(713)
BRL - CDI Compounded	UBS	Pay	10.910%	01/02/17	3,500,000	(14,100)	4,190	(18,290)
US CPI Urban Consumers NSA	DUB	Receive	1.935%	01/20/17	$1,300,000	(2,435)	—	(2,435)
US CPI Urban Consumers NSA	GSC	Receive	2.415%	02/12/17	600,000	(16,978)	—	(16,978)
US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	4,100,000	(115,311)	984	(116,295)
US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	(106,873)	3,520	(110,393)
US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	(73,124)	(2,517)	(70,607)
US CPI Urban Consumers NSA	UBS	Receive	2.215%	01/17/19	800,000	(8,446)	—	(8,446)
BRL - CDI Compounded	DUB	Pay	11.160%	01/04/21	BRL 1,000,000	(10,856)	165	(11,021)
BRL - CDI Compounded	MSC	Pay	11.500%	01/04/21	1,100,000	(6,998)	4,773	(11,771)
BRL - CDI Compounded	UBS	Pay	11.500%	01/04/21	1,100,000	(6,998)	2,236	(9,234)
France CPI Excluding Tobacco	DUB	Receive	1.950%	07/25/23	EUR 300,000	22,697	2,951	19,746
France CPI Excluding Tobacco	MSC	Receive	1.950%	07/25/23	300,000	22,697	3,320	19,377
France CPI Excluding Tobacco	RBS	Receive	1.950%	07/25/23	100,000	7,566	1,019	6,547
France CPI Excluding Tobacco	CIT	Receive	2.108%	10/08/23	400,000	38,307	5,151	33,156
GBP Retail Price Index	JPM	Receive	3.528%	09/23/44	GBP 200,000	2	298	(296)

						(658,334)	27,872	(686,206)

	Exchange
6-Month JPY LIBOR	CME	Receive	1.000%	09/18/23	JPY 330,000,000	(117,862)	(25,260)	(92,602)
6-Month EUR LIBOR	CME	Receive	2.000%	01/29/24	EUR 1,600,000	(187,556)	—	(187,556)
6-Month EUR LIBOR	CME	Receive	1.250%	03/18/25	300,000	(230)	2,598	(2,828)
3-Month USD LIBOR	CME	Receive	2.750%	06/19/43	$3,900,000	314,664	714,754	(400,090)
3-Month USD LIBOR	CME	Receive	3.500%	12/18/43	300,000	(20,881)	10,930	(31,811)
3-Month USD LIBOR	CME	Receive	3.500%	12/17/44	1,800,000	(96,344)	(72,710)	(23,634)
6-Month EUR LIBOR	CME	Receive	2.000%	03/18/45	EUR 1,400,000	(18,084)	1,550	(19,634)

						(126,293)	631,862	(758,155)

						($784,627)	$659,734	($1,444,361)

Total Swap Agreements						($707,867)	$614,863	($1,322,730)

(j)	As of September 30, 2014, investments with a total aggregate value of $1,201,667 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,279,960	$—	$1,279,960	$—
	Mortgage-Backed Securities	3,106,400	—	3,106,400	—
	Asset-Backed Securities	2,821,995	—	2,821,995	—
	U.S. Treasury Obligations	138,737,719	—	138,737,719	—
	Foreign Government Bonds & Notes	20,286,231	—	20,286,231	—
	Short-Term Investments	10,620,158	550,162	10,069,996	—
	Derivatives:
	Credit Contracts
	Swaps	147,867	—	147,867	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,176,233	—	2,176,233	—
	Interest Rate Contracts
	Purchased Options	3	—	3	—
	Swaps	407,987	—	407,987	—

	Total Interest Rate Contracts	407,990	—	407,990	—

	Total Assets - Derivatives	2,732,090	—	2,732,090	—

	Total Assets	179,584,553	550,162	179,034,391	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(7,240)	—	(7,240)	—
	Swaps	(71,107)	—	(71,107)	—

	Total Credit Contracts	(78,347)	—	(78,347)	—

	Foreign Currency Contracts
	Written Options	(38,025)	—	(38,025)
	Forward Foreign Currency Contracts	(805,066)	—	(805,066)	—

	Total Foreign Currency Contracts	(843,091)	—	(843,091)	—

	Interest Rate Contracts
	Futures	(65,445)	(65,445)	—	—
	Written Options	(25,104)	(12,289)	(12,815)	—
	Swaps	(1,192,614)	—	(1,192,614)	—

	Total Interest Rate Contracts	(1,283,163)	(77,734)	(1,205,429)	—

	Total Liabilities - Derivatives	(2,204,601)	(77,734)	(2,126,867)	—

	Total Liabilities	(2,204,601)	(77,734)	(2,126,867)	—

	Total	$177,379,952	$472,428	$176,907,524	$—

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2014 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($52,021,098)	$—	($52,021,098)	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.2%

Consumer Discretionary - 1.9%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$121,804
CCO Holdings LLC 8.125% due 04/30/20	300,000	317,625
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	287,738
Comcast Corp
5.150% due 03/01/20	900,000	1,021,549
6.550% due 07/01/39	270,000	354,065
DISH DBS Corp
5.000% due 03/15/23	90,000	86,569
6.750% due 06/01/21	300,000	323,249
Ford Motor Co 4.750% due 01/15/43	440,000	442,076
General Motors Co 6.250% due 10/02/43	50,000	58,751
MGM Resorts International 6.625% due 07/15/15	3,371,000	3,472,130
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	—
New Red Finance Inc 6.000% due 04/01/22 ~	$180,000	179,774
Numericable Group SA (France) 6.000% due 05/15/22 ~	200,000	201,750
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	294,000
Time Warner Cable Inc
4.125% due 02/15/21	100,000	106,418
5.875% due 11/15/40	200,000	236,166
6.550% due 05/01/37	190,000	240,463
8.250% due 04/01/19	500,000	621,793
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	148,124
Time Warner Inc
3.150% due 07/15/15	1,860,000	1,897,194
7.700% due 05/01/32	800,000	1,099,172
Viacom Inc
1.250% due 02/27/15	800,000	802,738
4.250% due 09/01/23	230,000	237,422
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	303,750

		12,854,320

Consumer Staples - 1.5%

Altria Group Inc
2.850% due 08/09/22	800,000	767,794
5.375% due 01/31/44	200,000	213,899
9.250% due 08/06/19	320,000	417,087
9.950% due 11/10/38	100,000	165,847
10.200% due 02/06/39	20,000	33,801
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	640,000	605,972
5.375% due 01/15/20	540,000	610,070
Constellation Brands Inc 8.375% due 12/15/14	1,100,000	1,114,575
CVS Health Corp 2.750% due 12/01/22	1,000,000	956,115
Diageo Investment Corp 2.875% due 05/11/22	430,000	422,359
H.J. Heinz Co 4.250% due 10/15/20	300,000	298,875
Kraft Foods Group Inc 3.500% due 06/06/22	450,000	456,375
Lorillard Tobacco Co
3.750% due 05/20/23	260,000	256,235
8.125% due 06/23/19	120,000	146,974

	Principal Amount	Value
Mondelez International Inc 4.000% due 02/01/24	$370,000	$379,951
Pernod-Ricard SA (France)
4.450% due 01/15/22 ~	500,000	529,321
5.500% due 01/15/42 ~	150,000	166,131
Philip Morris International Inc
2.500% due 08/22/22	310,000	296,668
4.500% due 03/20/42	310,000	312,479
Reynolds American Inc
3.250% due 11/01/22	160,000	154,692
6.150% due 09/15/43	30,000	34,442
6.750% due 06/15/17	200,000	225,879
Reynolds Group Issuer Inc 5.750% due 10/15/20	500,000	511,250
Tyson Foods Inc 5.150% due 08/15/44	60,000	62,347
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	115,900
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	400,000	406,619

		9,661,657

Energy - 2.4%

Access Midstream Partners LP 4.875% due 03/15/24	300,000	307,875
Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	193,478
8.700% due 03/15/19	420,000	528,851
California Resources Corp 6.000% due 11/15/24 ~	210,000	216,300
Chesapeake Energy Corp 6.125% due 02/15/21	300,000	327,750
CNPC General Capital Ltd 1.133% due 05/14/17 § ~	1,800,000	1,805,301
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	212,990
Concho Resources Inc 5.500% due 04/01/23	300,000	313,500
ConocoPhillips 6.500% due 02/01/39	100,000	131,360
Continental Resources Inc 3.800% due 06/01/24	200,000	196,352
Devon Energy Corp
3.250% due 05/15/22	220,000	218,831
7.950% due 04/15/32	270,000	382,780
Ecopetrol SA (Colombia) 5.875% due 05/28/45	300,000	305,460
Key Energy Services Inc 6.750% due 03/01/21	450,000	435,375
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	210,000	246,629
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	419,000
Markwest Energy Partners LP 5.500% due 02/15/23	250,000	256,875
Noble Energy Inc
5.250% due 11/15/43	150,000	158,833
8.250% due 03/01/19	320,000	396,115
Penn Virginia Resource Partners LP 8.375% due 06/01/20	220,000	240,900
Petrobras Global Finance BV (Netherlands) 6.250% due 03/17/24	650,000	681,070
Petrobras International Finance Co (Luxembourg)
5.375% due 01/27/21	1,600,000	1,623,840
5.875% due 03/01/18	400,000	432,800
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45 ~	500,000	566,650
8.000% due 05/03/19	750,000	914,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
QEP Resources Inc
5.250% due 05/01/23	$200,000	$195,000
6.875% due 03/01/21	200,000	218,000
Regency Energy Partners LP 5.875% due 03/01/22	300,000	314,250
Rockies Express Pipeline LLC 3.900% due 04/15/15 ~	1,000,000	1,000,000
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	140,000	144,550
Samson Investment Co 9.750% due 02/15/20	280,000	255,500
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	390,000	430,770
Sinopec Group Overseas Development Ltd (United Kingdom)
2.750% due 05/17/17 ~	250,000	256,524
4.375% due 04/10/24 ~	550,000	566,067
The Williams Cos Inc 7.500% due 01/15/31	450,000	523,119
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	100,000	100,416

		15,517,736

Financials - 13.9%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	400,000	388,500
Ally Financial Inc
2.750% due 01/30/17	1,000,000	982,500
4.625% due 06/26/15	300,000	304,920
8.300% due 02/12/15	600,000	613,500
American International Group Inc
5.450% due 05/18/17	100,000	110,275
6.250% due 03/15/87	1,000,000	1,126,937
8.250% due 08/15/18	530,000	648,031
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	311,259
Banco Santander Chile (Chile) 1.834% due 01/19/16 § ~	1,000,000	1,012,500
Bank of America Corp
2.600% due 01/15/19	660,000	659,243
4.000% due 04/01/24	1,500,000	1,517,849
4.200% due 08/26/24	390,000	386,585
4.500% due 04/01/15	5,100,000	5,199,787
4.875% due 04/01/44	1,000,000	1,040,981
5.000% due 05/13/21	600,000	659,965
5.700% due 05/02/17	150,000	164,580
5.750% due 12/01/17	750,000	835,202
6.250% § ±	480,000	479,400
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	100,000	101,716
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,161,000
BNP Paribas SA (France) 2.375% due 09/14/17	250,000	254,641
BPCE SA (France) 5.150% due 07/21/24 ~	200,000	206,555
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	247,546
CIT Group Inc 5.000% due 08/01/23	400,000	398,000
Citigroup Inc
2.250% due 08/07/15	700,000	707,624
3.500% due 05/15/23	270,000	259,201
4.587% due 12/15/15	2,300,000	2,403,176
4.700% due 05/29/15	500,000	513,704
5.500% due 10/15/14	1,200,000	1,202,239
5.500% due 09/13/25	300,000	327,889
5.950% § ±	300,000	300,281
6.125% due 11/21/17	1,100,000	1,241,909
6.675% due 09/13/43	130,000	159,901
8.500% due 05/22/19	100,000	125,145

	Principal Amount	Value
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	$100,000	$111,764
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	440,000	456,819
5.750% due 12/01/43	250,000	284,940
11.000% § ± ~	370,000	490,250
Credit Agricole SA (France) 8.375% § ± ~	710,000	820,405
Credit Suisse NY (Switzerland)
0.465% due 03/17/15 §	400,000	400,005
0.643% due 12/07/15 §	2,100,000	2,102,111
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,400,000	2,415,353
1.650% due 04/10/15 ~	900,000	905,360
2.300% due 01/09/15 ~	900,000	904,686
First Data Corp
11.750% due 08/15/21	300,000	348,750
12.625% due 01/15/21	300,000	360,000
Ford Motor Credit Co LLC
3.875% due 01/15/15	2,592,000	2,617,065
3.984% due 06/15/16	100,000	104,774
4.207% due 04/15/16	400,000	418,458
5.750% due 02/01/21	720,000	819,116
7.000% due 04/15/15	2,900,000	3,000,160
8.700% due 10/01/14	200,000	200,000
General Electric Capital Corp
3.150% due 09/07/22	570,000	568,834
6.000% due 08/07/19	460,000	537,174
6.875% due 01/10/39	450,000	606,874
General Motors Financial Co Inc 4.375% due 09/25/21	330,000	337,838
HBOS PLC (United Kingdom) 0.933% § ~ ±	8,100,000	8,099,287
HSBC Bank USA NA 7.000% due 01/15/39	300,000	410,121
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	300,000	304,921
6.375% due 12/29/49 §	300,000	300,000
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,792,307
5.500% due 03/25/15 ~	600,000	612,763
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	450,000	496,686
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	780,000	759,326
JPMorgan Chase & Co
3.375% due 05/01/23	290,000	278,182
3.625% due 05/13/24	1,060,000	1,059,614
3.700% due 01/20/15	300,000	302,988
4.500% due 01/24/22	410,000	440,071
JPMorgan Chase Bank NA 6.000% due 10/01/17	780,000	872,755
M&T Bank Corp 6.875% § ±	800,000	818,655
MetLife Inc 4.750% due 02/08/21	230,000	254,509
Morgan Stanley 5.450% due 01/09/17	600,000	652,101
Navient Corp
6.250% due 01/25/16	100,000	104,050
8.000% due 03/25/20	330,000	370,838
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	600,000	645,320
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	5,200,000	5,278,312
5.000% due 10/01/14	2,400,000	2,400,000
5.125% due 05/28/24	1,210,000	1,191,458
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	230,000	238,238

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Sberbank of Russia Via SB Capital SA (Luxembourg) 5.499% due 07/07/15 ~	$2,100,000	$2,143,701
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	860,000	911,788
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,026,768
Sumitomo Mitsui Banking Corp (Japan) 0.609% due 05/02/17 §	5,800,000	5,800,719
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	200,000	258,532
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	350,000	336,975
The Goldman Sachs Group Inc
3.850% due 07/08/24	340,000	338,638
5.950% due 01/15/27	320,000	362,450
6.000% due 06/15/20	620,000	713,319
6.250% due 02/01/41	760,000	923,774
6.750% due 10/01/37	260,000	309,800
WEA Finance LLC 3.750% due 09/17/24 ~	360,000	359,871
Wells Fargo & Co
3.450% due 02/13/23	210,000	206,631
4.600% due 04/01/21	1,320,000	1,448,754
5.606% due 01/15/44	430,000	485,700

		91,173,199

Health Care - 0.6%

Amgen Inc 3.625% due 05/22/24	150,000	149,160
Celgene Corp 3.625% due 05/15/24	100,000	99,162
DaVita Healthcare Partners Inc 5.125% due 07/15/24	330,000	324,844
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	500,000	528,850
Gilead Sciences Inc 3.700% due 04/01/24	340,000	346,981
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	250,000	322,964
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	350,000	343,782
HCA Inc
6.500% due 02/15/20	130,000	142,188
7.500% due 02/15/22	350,000	394,625
Humana Inc
3.150% due 12/01/22	80,000	78,252
4.625% due 12/01/42	110,000	108,136
Pfizer Inc 7.200% due 03/15/39	200,000	283,386
Roche Holdings Inc 6.000% due 03/01/19 ~	130,000	150,835
UnitedHealth Group Inc
3.875% due 10/15/20	200,000	214,483
6.875% due 02/15/38	150,000	206,048
Wellpoint Inc 3.125% due 05/15/22	400,000	395,864
Zoetis Inc 3.250% due 02/01/23	100,000	97,998

		4,187,558

Industrials - 0.5%

CSC Holdings LLC 6.750% due 11/15/21	520,000	555,854
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	364,843	425,042
Eaton Corp
1.500% due 11/02/17	120,000	119,583
2.750% due 11/02/22	740,000	716,999
4.150% due 11/02/42	200,000	191,382

	Principal Amount	Value
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	$230,000	$235,750
General Electric Co 4.500% due 03/11/44	110,000	114,702
International Lease Finance Corp 5.750% due 05/15/16	100,000	104,688
Raytheon Co 3.125% due 10/15/20	160,000	164,376
United Airlines Pass-Through Trust 9.750% due 07/15/18	53,962	60,880
United Technologies Corp
4.500% due 04/15/20	210,000	232,058
4.500% due 06/01/42	180,000	189,104
Waste Management Inc 3.500% due 05/15/24	150,000	149,884
West Corp 5.375% due 07/15/22 ~	200,000	185,000

		3,445,302

Information Technology - 0.1%

Activision Blizzard Inc 5.625% due 09/15/21 ~	200,000	208,500
Apple Inc 2.850% due 05/06/21	300,000	301,172

		509,672

Materials - 1.3%

Ardagh Packaging Finance PLC (Ireland) 3.234% due 12/15/19 § ~	300,000	291,375
Barrick Gold Corp (Canada)
4.100% due 05/01/23	650,000	625,856
6.950% due 04/01/19	240,000	279,057
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	750,000	766,829
5.000% due 09/30/43	230,000	253,319
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24 ~	260,000	254,476
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	740,250
Ecolab Inc 4.350% due 12/08/21	100,000	108,530
FMG Resources Property Ltd (Australia)
6.875% due 04/01/22 ~	270,000	275,738
8.250% due 11/01/19 ~	200,000	207,500
Gerdau Holdings Inc 7.000% due 01/20/20 ~	300,000	339,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	678,000
Hexion U.S. Finance Corp 6.625% due 04/15/20	300,000	303,000
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	111,405
Rio Tinto Finance USA Ltd (Australia) 3.750% due 09/20/21	340,000	353,329
Southern Copper Corp 6.750% due 04/16/40	600,000	673,008
Steel Dynamics Inc 7.625% due 03/15/20	300,000	316,500
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	1,200,000	1,214,796
6.875% due 11/21/36	500,000	566,250
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18	100,000	115,000

		8,473,218

Telecommunication Services - 3.4%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	439,724
AT&T Inc
3.900% due 03/11/24	400,000	407,943
4.350% due 06/15/45	230,000	212,266
5.500% due 02/01/18	350,000	391,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
BellSouth Corp 4.182% due 04/26/21 ~	$5,300,000	$5,409,477
Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	500,000	584,382
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	300,000	287,625
7.500% due 04/01/21	270,000	289,238
SBA Tower Trust 4.254% due 04/15/40 ~	2,700,000	2,750,796
Sprint Capital Corp 8.750% due 03/15/32	300,000	328,875
Sprint Corp 7.875% due 09/15/23 ~	350,000	372,750
Telecom Italia Capital SA (Luxembourg) 5.250% due 10/01/15	2,000,000	2,062,500
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	200,000	220,153
Verizon Communications Inc
2.500% due 09/15/16	4,100,000	4,208,687
4.150% due 03/15/24	1,500,000	1,549,259
6.400% due 09/15/33	900,000	1,097,040
6.550% due 09/15/43	1,190,000	1,488,935
Windstream Corp 7.500% due 04/01/23	500,000	515,000

		22,616,433

Utilities - 0.6%

AES Corp 8.000% due 06/01/20	250,000	288,125
Berkshire Hathaway Energy Co 6.500% due 09/15/37	300,000	389,190
Dominion Resources Inc 5.200% due 08/15/19	114,000	129,021
Entergy Corp 3.625% due 09/15/15	500,000	512,216
FirstEnergy Corp
4.250% due 03/15/23	500,000	497,563
7.375% due 11/15/31	1,100,000	1,303,756
Pacific Gas & Electric Co 6.050% due 03/01/34	510,000	631,331
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	213,225

		3,964,427

Total Corporate Bonds & Notes (Cost $171,638,494)		172,403,522

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.1%

Chrysler Group LLC Tranche B
3.500% due 05/24/17 §	198,454	197,244
due 05/24/17 µ	600,000	596,344

		793,588

Health Care - 0.2%

HCA Inc Tranche B-5 due 03/31/17 µ	300,000	298,375
Biomet Inc Term B 3.663% due 07/25/17 §	800,000	795,875

		1,094,250

Total Senior Loan Notes (Cost $1,898,197)		1,887,838

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 39.1%

Collateralized Mortgage Obligations - Commercial - 1.1%

Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	$200,000	$219,929
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	777,818	828,757
CSMC Trust
3.953% due 09/15/37 " ~	850,000	881,197
4.373% due 09/15/37 " ~	370,000	335,460
GS Mortgage Securities Trust 4.772% due 08/10/46 " § ~	1,540,000	1,477,277
JPMBB Commercial Mortgage Securities Trust 4.461% due 09/15/47 " §	360,000	363,505
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	451,694	500,378
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,425,712	1,513,793
Silenus European Loan Conduit Ltd (Ireland) 0.348% due 05/15/19 " §	EUR 15,529	19,399
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	647,354
Wells Fargo Commercial Mortgage Trust 4.438% due 07/15/46 " §	290,000	308,081

		7,095,130

Collateralized Mortgage Obligations - Residential - 4.6%

Alternative Loan Trust
0.344% due 03/20/47 " §	2,726,422	2,185,835
2.562% due 06/25/37 " §	345,873	289,496
Arran Residential Mortgages Funding PLC (United Kingdom) 1.598% due 05/16/47 " § ~	EUR 575,115	733,995
Banc of America Funding 1.829% due 09/26/45 " § ~	$2,760,000	1,472,368
Banc of America Funding Ltd 0.417% due 10/03/39 " § ~	1,675,943	1,661,530
Banc of America Funding Trust 2.631% due 05/25/35 " §	73,023	75,150
Banc of America Mortgage Trust 2.623% due 07/25/33 " §	43,394	43,855
BCAP LLC Trust 5.050% due 03/26/37 " § ~	83,458	82,473
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/35 " §	33,766	34,346
2.430% due 10/25/35 " §	259,768	258,231
2.441% due 08/25/33 " §	93,978	96,317
2.528% due 03/25/35 " §	57,977	58,778
2.656% due 01/25/35 " §	1,076,326	1,068,864
Bear Stearns Alt-A Trust
2.555% due 05/25/35 " §	48,641	47,796
2.583% due 11/25/36 " §	86,422	60,036
2.617% due 09/25/35 " §	59,754	52,351
Chase Mortgage Finance Trust 5.649% due 09/25/36 " §	191,610	175,795
Chevy Chase Funding LLC 0.405% due 08/25/35 " § ~	51,017	47,013
Citigroup Mortgage Loan Trust 8.455% due 06/27/37 " § ~	2,000,000	2,067,150
Citigroup Mortgage Loan Trust Inc
2.280% due 09/25/35 " §	40,813	41,105
2.510% due 10/25/35 " §	78,240	78,325
Countrywide Home Loan Mortgage Pass-Through Trust 0.475% due 03/25/35 " §	25,217	24,243
Credit Suisse First Boston Mortgage Securities Corp
0.798% due 03/25/32 " § ~	27,277	25,863
6.000% due 11/25/35 " Ω	99,632	84,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Downey Saving & Loan Association Mortgage Loan Trust 0.333% due 04/19/47 " § Ω	$246,204	$65,431
Fannie Mae
0.355% due 10/27/37 " §	3,400,000	3,393,470
0.465% due 04/25/37 " §	75,026	75,231
0.605% due 09/25/35 " §	187,523	188,956
1.625% due 11/25/23 " §	132,280	137,105
Fannie Mae Connecticut Avenue Securities 3.055% due 07/25/24 " §	1,500,000	1,411,988
Freddie Mac
1.318% due 10/25/44 " §	36,573	37,892
1.518% due 07/25/44 " §	189,938	196,894
8.000% due 04/15/30 "	164,783	192,348
Freddie Mac Structured Agency Credit Risk Debt Notes
4.157% due 08/25/24 " §	540,000	539,683
4.257% due 08/25/24 " §	760,000	768,605
Granite Master Issuer PLC (United Kingdom)
0.227% due 12/20/54 " § ~	EUR 335,419	422,594
0.287% due 12/20/54 " § ~	539,550	680,256
0.414% due 12/20/54 " §	$268,100	267,483
Granite Mortgages PLC (United Kingdom)
0.581% due 01/20/44 " § ~	EUR 15,579	19,660
0.934% due 09/20/44 " § ~	GBP 83,764	135,617
0.936% due 01/20/44 " § ~	15,766	25,536
HarborView Mortgage Loan Trust
0.323% due 12/19/36 " § Ω	$484,254	334,913
0.343% due 01/19/38 " §	159,846	137,640
0.373% due 05/19/35 " §	30,586	26,377
JPMorgan Mortgage Trust
2.646% due 02/25/35 " §	13,899	13,820
5.235% due 07/25/35 " §	153,875	156,261
5.750% due 01/25/36 " Ω	34,011	31,863
Mellon Residential Funding Corp Mortgage Pass-Through Trust 0.635% due 06/15/30 " §	6,378	6,268
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/36 " §	39,182	36,338
2.173% due 11/25/35 " §	2,485,825	2,475,737
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	54,931	55,726
Nomura Resecuritization 13.416% due 06/25/35 "	2,000,000	2,038,720
Prime Mortgage Trust 5.500% due 05/25/35 "	2,230,042	2,246,594
Reperforming Loan REMIC Trust 0.495% due 06/25/35 " § ~	84,172	75,959
Residential Accredit Loans Inc Trust
0.335% due 06/25/46 " §	83,343	38,364
6.000% due 06/25/36 " Ω	198,364	161,653
Residential Asset Securitization Trust 0.555% due 05/25/33 " §	3,611	3,594
Structured Asset Mortgage Investments II Trust 0.375% due 05/25/36 " §	186,032	140,211
Structured Asset Securities Corp Mortgage Pass-Through Certificates
2.397% due 08/25/32 " §	36,638	36,347
2.604% due 10/28/35 " § ~	33,672	32,035
Washington Mutual Mortgage Pass-Thru Certificates Trust
0.465% due 01/25/45 " §	21,313	20,498
0.475% due 01/25/45 " §	21,651	20,989
1.515% due 08/25/42 " §	3,404	3,304
1.926% due 02/27/34 " §	5,563	5,524
2.168% due 09/25/46 " §	79,117	74,592
4.579% due 02/25/37 " § Ω	386,156	358,144

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 04/25/36 " § Ω	$56,915	$55,987
2.612% due 12/25/34 " §	65,484	66,527
2.615% due 03/25/36 " § Ω	496,238	481,924
2.615% due 04/25/35 " §	1,866,675	1,947,907

		30,407,829

Fannie Mae - 30.1%

1.318% due 10/01/44 " §	30,003	30,730
2.168% due 09/01/35 " §	152,275	162,117
2.310% due 08/01/22 "	500,000	488,866
2.362% due 12/01/35 " §	21,355	22,542
2.467% due 11/01/32 " §	114,643	120,838
2.485% due 11/01/34 " §	102,531	110,213
2.500% due 10/01/29 "	2,000,000	2,011,406
3.000% due 09/01/21-10/01/29 "	25,493,275	26,324,050
3.500% due 10/01/29-10/01/44 "	49,000,000	51,125,640
4.000% due 08/01/18-10/01/44 "	34,040,216	35,934,300
4.381% due 12/01/36 " §	11,413	12,150
4.500% due 07/01/18-11/13/44 "	34,713,320	37,384,799
5.000% due 02/01/25-11/13/44 "	24,779,301	27,338,516
5.500% due 12/01/20-10/14/44 "	8,648,146	9,636,162
6.000% due 09/01/22-05/01/41 "	6,410,361	7,259,074
6.500% due 03/01/17 "	11,303	11,848

		197,973,251

Freddie Mac - 0.4%

1.983% due 09/01/35 " §	20,293	21,232
2.221% due 06/01/35 " §	162,776	173,109
2.375% due 11/01/31-04/01/32 " §	23,058	24,380
2.498% due 09/01/35 " §	94,105	101,148
5.500% due 03/01/23-05/01/40 "	1,941,735	2,162,493
6.000% due 12/01/22-03/01/23 "	52,797	59,492

		2,541,854

Government National Mortgage Association - 2.9%

3.500% due 10/01/44 "	8,000,000	8,268,125
4.000% due 10/01/44 "	8,000,000	8,479,375
5.000% due 10/15/38-04/15/39 "	2,001,523	2,209,628

		18,957,128

Total Mortgage-Backed Securities (Cost $255,821,385)		256,975,192

ASSET-BACKED SECURITIES - 7.8%

Ally Auto Receivables Trust 0.480% due 02/15/17 "	4,900,000	4,901,847
Argent Securities Inc 0.975% due 02/25/34 " §	1,145,639	1,067,222
Asset Backed Funding Certificates Trust 0.855% due 06/25/34 " §	92,797	87,393
Basic Asset Backed Securities Trust 0.465% due 04/25/36 " §	2,000,000	1,746,826
Bear Stearns Asset Backed Securities I Trust 0.355% due 12/25/36 " §	423,343	399,102
Bear Stearns Asset Backed Securities Trust 2.971% due 10/25/36 " §	119,451	117,436
CIT Mortgage Loan Trust 1.405% due 10/25/37 " § ~	1,273,462	1,273,860
Citibank Omni Master Trust 4.900% due 11/15/18 " ~	4,800,000	4,827,334
Citigroup Mortgage Loan Trust 0.605% due 11/25/45 " § ~	3,700,000	3,317,202
Countrywide Asset-Backed Certificates
0.255% due 08/25/37 " §	1,370,789	1,361,056
0.495% due 04/25/36 " §	2,450,000	2,247,929
0.505% due 05/25/46 " § ~	1,971,792	1,889,044
FFMLT Trust 0.645% due 09/25/35 " §	5,200,000	4,875,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Halcyon Structured Asset Management Ltd CLO (Cayman) 0.462% due 08/07/21 " § ~	$760,182	$757,135
Hillmark Funding Ltd (Cayman) 0.484% due 05/21/21 " § ~	908,677	896,592
HSBC Home Equity Loan Trust 0.304% due 03/20/36 " §	276,078	274,552
Long Beach Mortgage Loan Trust 0.715% due 10/25/34 " §	18,554	17,009
Mastr Asset Backed Securities Trust 0.455% due 01/25/36 " §	6,200,000	5,831,869
Park Place Securities Inc 0.415% due 09/25/35 " §	87,758	87,352
Santander Drive Auto Receivables Trust 0.435% due 08/15/17 " §	5,300,000	5,300,660
Securitized Asset-Backed Receivables LLC Trust 0.285% due 05/25/37 " § Ω	114,047	82,842
SMB Private Education Loan Trust
1.304% due 05/15/26 " § ~	2,000,000	1,999,977
1.654% due 04/15/32 " § ~	550,000	549,995
3.050% due 05/15/26 " ~	2,200,000	2,206,351
4.000% due 09/15/42 " ~	400,000	376,663
Structured Asset Investment Loan Trust 0.645% due 08/25/35 " §	1,200,000	1,137,522
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	3,100,000	3,097,111
Wood Street BV CLO (Netherlands) 0.657% due 11/22/21 " § ~	EUR 232,244	291,788

Total Asset-Backed Securities (Cost $49,585,911)		51,019,132

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Fannie Mae
1.125% due 04/27/17 ‡	$182,000	182,968
5.000% due 05/11/17 ‡	169,000	186,633
Freddie Mac
1.000% due 03/08/17 ‡	2,635,000	2,642,836

Total U.S. Government Agency Issues (Cost $2,999,119)		3,012,437

U.S. TREASURY OBLIGATIONS - 3.0%

U.S. Treasury Inflation Protected Securities - 0.3%

0.125% due 07/15/24 ^	662,244	636,582
0.625% due 01/15/24 ^	1,133,421	1,140,416

		1,776,998

U.S. Treasury Notes - 1.6%

1.625% due 07/31/19	2,240,000	2,226,788
2.125% due 09/30/21	2,220,000	2,206,644
2.375% due 08/15/24	1,840,000	1,819,444
3.125% due 08/15/44	4,380,000	4,310,880

		10,563,756

U.S. Treasury Strips - 1.1%

3.240% due 05/15/44	20,000,000	7,472,040

Total U.S. Treasury Obligations (Cost $19,677,472)		19,812,794

FOREIGN GOVERNMENT BONDS & NOTES - 9.5%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	129,970
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	133,556

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Series B (Brazil) 6.000% due 08/15/50	BRL 1,000,000	$990,672
Brazil Notas do Tesouro Nacional Series F (Brazil) 10.000% due 01/01/17	6,842,000	2,750,136
Brazilian Government (Brazil) 4.250% due 01/07/25	$260,000	257,725
Colombia Government (Colombia) 5.625% due 02/26/44	400,000	442,000
Indonesia Government (Indonesia)
3.750% due 04/25/22	200,000	194,000
4.875% due 05/05/21	500,000	522,500
Italy Buoni Poliennali del Tesoro (Italy)
1.150% due 05/15/17	EUR 2,900,000	3,719,548
2.250% due 05/15/16	2,300,000	2,993,721
3.750% due 04/15/16	200,000	265,769
4.750% due 09/15/16	3,600,000	4,928,839
4.750% due 05/01/17	200,000	279,951
4.750% due 06/01/17	2,000,000	2,805,110
Italy Certificati di Credito del Tesoro (Italy) 0.843% due 04/29/16	3,000,000	3,766,057
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 41,980,000	3,243,761
7.750% due 11/13/42	52,000,000	4,251,699
Mexico Government (Mexico) 5.550% due 01/21/45	$1,230,000	1,369,605
Poland Government (Poland) 4.000% due 01/22/24	850,000	877,625
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	195,957
3.000% due 07/16/18	100,000	104,865
3.150% due 06/02/22	CAD 900,000	832,577
5.500% due 06/02/18	100,000	101,390
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	639,806
Russian Foreign (Russia) 7.500% due 03/31/30 ~	753,500	845,977
South Africa Government (South Africa) 5.875% due 09/16/25	650,000	716,950
Spain Government (Spain)
2.100% due 04/30/17	EUR 1,300,000	1,711,485
3.150% due 01/31/16	1,200,000	1,574,703
3.250% due 04/30/16	100,000	132,261
3.300% due 07/30/16	7,300,000	9,727,893
3.750% due 10/31/15	800,000	1,049,105
3.800% due 01/31/17	1,900,000	2,591,893
4.250% due 10/31/16	3,500,000	4,780,279
5.500% due 07/30/17	1,400,000	2,016,794
Turkey Government (Turkey)
5.625% due 03/30/21	$450,000	480,375
5.750% due 03/22/24	600,000	640,020
6.625% due 02/17/45	350,000	393,313

Total Foreign Government Bonds & Notes (Cost $66,438,286)		62,457,887

MUNICIPAL BONDS - 2.3%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	1,000,000	1,556,660
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	626,368
City of North Las Vegas NV 6.572% due 06/01/40	900,000	804,114
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	200,000	275,254
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,600,087

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	$100,000	$112,789
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,884,512
State of California
7.500% due 04/01/34	100,000	142,768
7.600% due 11/01/40	1,400,000	2,071,566
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	780,000	663,733
University of Arizona ‘A’ 6.423% due 08/01/35	2,700,000	3,080,565
University of California 6.270% due 05/15/31	500,000	555,015

Total Municipal Bonds (Cost $13,515,264)		15,373,431

PURCHASED OPTIONS - 0.0%
(See Note (h) in Notes to Schedule of Investments) (Cost $2,016)		5,669

SHORT-TERM INVESTMENTS - 39.3%

Certificates of Deposit - 0.8%

Bank of Nova Scotia 1.271% due 02/10/15	CAD 5,800,000	5,155,602

Commercial Paper - 9.2%

BAT International Finance PLC 0.290% due 10/17/14	$3,500,000	3,499,549
Cameron International Corp 0.270% due 10/09/14	3,600,000	3,599,784
Canadian Natural Resources 0.270% due 10/29/14	2,100,000	2,099,559
Commonwealth Edison
0.270% due 10/16/14	3,500,000	3,499,606
0.270% due 10/24/14	400,000	399,931
Conagra Foods Inc 0.480% due 10/06/14	1,800,000	1,799,880
Cox Enterprises
0.250% due 10/07/14	700,000	699,971
0.260% due 10/01/14	2,900,000	2,900,000
Enbridge Energy Partners 0.270% due 10/27/14	2,200,000	2,199,571
Ford Motor Credit Co 0.680% due 03/02/15	1,400,000	1,396,644
Glencore Funding LLC
0.350% due 10/01/14	2,300,000	2,300,000
0.380% due 10/20/14	1,200,000	1,199,759
Hitachi America Capital 0.320% due 10/15/14	3,500,000	3,499,564
Kansas City Railway 0.560% due 10/14/14	1,500,000	1,499,697
Macquarie Bank Ltd 0.433% due 05/14/15	3,000,000	3,000,066
Mohawk Industries
0.520% due 10/01/14	2,600,000	2,600,000
0.570% due 10/14/14	1,000,000	999,794
NBCUniversal Enterprise Inc 0.250% due 10/10/14	3,600,000	3,599,775
Nisource Finance 0.620% due 10/10/14	2,800,000	2,799,566
Pearson Holdings Inc
0.270% due 10/01/14	2,600,000	2,600,000
0.270% due 10/10/14	1,000,000	999,933
Tesco Treasury Services 1.000% due 08/18/15	3,200,000	3,176,317

	Principal Amount	Value
Time Warner Cable Inc 0.280% due 10/14/14	$2,100,000	$2,099,768
Vodafone Group
0.550% due 04/01/15	6,000,000	5,987,708
0.600% due 06/29/15	400,000	398,549
VW Credit Inc 0.270% due 10/27/14	1,500,000	1,499,708

		60,354,699

Repurchase Agreements - 5.6%

Barclays PLC 0.000% due 10/01/2014 (Dated 09/30/14, repurchase price of $17,000,000; collateralized by a U.S. Treasury Inflation Protected Bond: 0.500% due 04/15/15 and value $17,294,511)	17,000,000	17,000,000
Barclays PLC 0.040% due 10/02/2014 (Dated 09/30/14, repurchase price of $19,600,022; collateralized by a U.S. Treasury Inflation Protected Bond: 0.130% due 04/15/19 and value $19,983,177)	19,600,000	19,600,000

		36,600,000

	Shares

Money Market Fund - 23.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	156,158,534	156,158,534

Total Short-Term Investments (Cost $258,374,965)		258,268,835

TOTAL INVESTMENTS - 127.9% (Cost $839,951,109)		841,216,737

SECURITIES SOLD SHORT - (0.1%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $1,048,828)		(1,050,859)

OTHER ASSETS & LIABILITIES, NET - (27.8%)		(182,618,862)

NET ASSETS - 100.0%		$657,547,016

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Short-Term Investments	39.3%
Mortgage-Backed Securities	39.1%
Corporate Bonds & Notes	26.2%
Foreign Government Bonds & Notes	9.5%
Asset-Backed Securities	7.8%
U.S. Treasury Obligations	3.0%
Others (each less than 3.0%)	3.0%

	127.9%
Securities Sold Short	(0.1%	)
Other Assets & Liabilities, Net	(27.8%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $1,657,106 or 0.3% of the fund’s net assets were in default as of September 30, 2014.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Securities sold short outstanding as of September 30, 2014 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities – (0.1%)
Fannie Mae 4.000% due 11/13/44	($1,000,000)	($1,050,859)

Total Securities Sold Short (Proceeds $1,048,828)		($1,050,859)

(e)	Open futures contracts outstanding as of September 30, 2014 were as follows:

		Unrealized
	Number of	Appreciation
Long Futures Outstanding	Contracts	(Depreciation)
Euro-BTP (12/14)	9	$7,029
Eurodollar (12/15)	738	(268,151)
Eurodollar (03/16)	343	(142,801)
Eurodollar (06/16)	67	(5,005)
U.S. Treasury 5-Year Notes (12/14)	76	(7,185)
U.S. Treasury 10-Year Notes (12/14)	593	(394,554)
U.S. Treasury 30-Year Bonds (12/14)	77	(107,901)
U.S. Treasury Ultra Bonds (12/14)	120	3,881

		(914,687)

Short Futures Outstanding
Euro-Bund (12/14)	11	(4,217)
Euro FX (12/14)	53	206,653

		202,436

Total Futures Contracts		($712,251)

(f)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2014 was $33,757 at a weighted average interest rate of 0.000%.

(g)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

						Unrealized
Currency Purchased		Currency Sold		Expiration	Counterparty	Appreciation (Depreciation)
BRL	1,263,700	USD	537,745	10/14	UBS	($21,772)
EUR	12,361,000	USD	15,939,665	11/14	BRC	(321,504)
EUR	1,461,000	USD	1,915,323	11/14	CIT	(69,345)
EUR	1,143,000	USD	1,486,616	11/14	GSC	(42,432)
GBP	3,026,000	USD	4,934,417	12/14	CIT	(31,933)
JPY	594,148,884	USD	5,458,419	10/14	JPM	(40,979)
MXN	28,098,530	USD	2,131,379	12/14	CIT	(50,648)
MXN	15,576,960	USD	1,188,673	12/14	JPM	(35,180)
MXN	31,054,830	USD	2,323,298	02/15	JPM	(31,450)
USD	1,514,080	AUD	1,741,000	11/14	GSC	—
USD	552,788	BRL	1,263,700	10/14	UBS	36,815
USD	532,982	BRL	1,263,700	11/14	UBS	21,831
USD	930,150	CAD	1,030,000	10/14	GSC	10,849
USD	5,244,073	CAD	5,744,436	02/15	CIT	131,325
USD	29,001,677	EUR	21,647,000	11/14	CIT	1,650,623
USD	5,152,579	EUR	4,088,000	11/14	GSC	(12,622)
USD	44,456,346	EUR	33,370,000	11/14	GSC	2,293,243
USD	133,793	EUR	100,000	08/15	DUB	7,041
USD	5,278,916	GBP	3,282,000	12/14	BRC	(38,318)
USD	5,265,768	JPY	551,848,884	10/14	GSC	234,019
USD	398,624	JPY	42,300,000	10/14	JPM	12,934
USD	4,302,644	JPY	472,000,000	11/14	BRC	(2,071)
USD	5,459,723	JPY	594,148,884	11/14	JPM	40,991
USD	1,000,000	JPY	101,968,500	08/15	HSB	66,338
USD	2,349,309	MXN	31,391,384	12/14	BRC	24,739
USD	211,341	MXN	2,816,000	12/14	DUB	2,813

Total Forward Foreign Currency Contracts						$3,835,307

(h)	Purchased options outstanding as of September 31, 2014 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 30-year Bonds (11/14)	$138.00	10/24/14	CME	2	$1,600	$2,156

Put - JPY/USD	94.00	10/03/15	CME	1	416	3,513

					2,016	5,669

Total Purchased Options					$2,016	$5,669

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(i)	Transactions in written options for the six-month period ended September 30, 2014 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2014	—	—	113,600,000	$729,142
Call Options Written	450	6,200,000	42,900,000	365,504
Put Options Written	233	6,200,000	44,600,000	488,138
Call Options Closed	(45)	—	(21,000,000)	(137,560)
Put Options Closed	(39)	—	—	(29,389)
Call Options Expired	(194)	—	(64,800,000)	(248,228)
Put Options Expired	(109)	—	(41,600,000)	(563,461)

Outstanding, September 30, 2014	296	12,400,000	73,700,000	$604,146

(j)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - CDX IG 22 5Y	0.850%	12/17/14	CIT	$1,000,000	$1,175	($1,309)
Put - CDX IG 22 5Y	0.900%	12/17/14	CIT	400,000	460	(460)
Put - CDX IG 22 5Y	0.950%	12/17/14	CIT	700,000	875	(576)

					$2,510	($2,345)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The fund is only obligated if the swaption is exercised.
(2)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 2.58	10/31/14	JPM	$300,000	$2,895	($2,852)
Call - EUR versus USD	$1.30	11/28/14	BOA	3,000,000	19,860	(68)

					22,755	(2,920)

Put - JPY versus USD	JPY 97.00	11/10/14	BOA	600,000	828	(266)
Put - JPY versus USD	97.00	11/10/14	BRC	300,000	375	(133)
Put - JPY versus USD	98.00	11/10/14	UBS	300,000	630	(133)
Put - JPY versus USD	99.00	09/30/15	CIT	600,000	4,931	(4,931)

					6,764	(5,463)

					$29,519	($8,383)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($294)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(139)

						$18,060	($433)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	1.650%	11/17/14	DUB	$7,400,000	$11,840	($1,396)
Call - 5-Year Interest Rate Swap	Receive	1.700%	11/17/14	JPM	2,000,000	3,800	(684)
Call - 5-Year Interest Rate Swap	Receive	1.800%	12/01/14	GSC	2,300,000	4,099	(2,608)
Call - 5-Year Interest Rate Swap	Receive	1.800%	12/01/14	MSC	5,600,000	9,940	(6,350)
Call - 5-Year Interest Rate Swap	Receive	1.700%	12/02/14	DUB	1,300,000	2,730	(642)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Description	Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	1.200%	01/20/15	GSC	EUR 5,400,000	$29,217	($63,924)
Call - 10-Year Interest Rate Swap	Receive	0.950%	03/23/15	DUB	800,000	2,073	(2,411)

						63,699	(78,015)

	Based on 3-Month USD-LIBOR
Put - 5-Year Interest Rate Swap	Pay	2.050%	11/17/14	JPM	$2,000,000	6,850	(8,376)
Put - 10-Year Interest Rate Swap	Pay	2.800%	11/17/14	JPM	7,400,000	35,705	(37,378)
Put - 10-Year Interest Rate Swap	Pay	2.850%	11/17/14	DUB	7,400,000	40,700	(27,763)
Put - 10-Year Interest Rate Swap	Pay	2.850%	11/17/14	MSC	14,500,000	93,796	(54,401)
Put - 5-Year Interest Rate Swap	Pay	2.100%	12/01/14	GSC	2,300,000	11,500	(9,879)
Put - 5-Year Interest Rate Swap	Pay	2.150%	12/01/14	MSC	5,600,000	21,280	(19,167)
Put - 5-Year Interest Rate Swap	Pay	2.050%	12/02/14	DUB	1,300,000	5,863	(7,066)
Put - 10-Year Interest Rate Swap	Pay	2.800%	02/02/15	MSC	2,200,000	35,090	(30,021)
Put - 5-Year Interest Rate Swap	Pay	2.600%	09/14/15	MSC	3,400,000	44,625	(45,509)

	Based on 3-Month EUR-LIBOR
Put - 10-Year Interest Rate Swap	Pay	1.600%	01/20/15	GSC	EUR 5,400,000	56,974	(10,281)
Put - 10-Year Interest Rate Swap	Pay	1.550%	03/23/15	DUB	800,000	6,635	(4,429)

						359,018	(254,270)

						$422,717	($332,285)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (11/14)	$118.25	10/24/14	CME	13	$2,591	($4,570)
Call - U.S. Treasury 10-Year Notes (11/14)	125.00	10/24/14	CME	60	25,883	(25,313)
Call - U.S. Treasury 10-Year Notes (11/14)	125.50	10/24/14	CME	11	4,542	(2,750)
Call - U.S. Treasury 10-Year Notes (11/14)	126.00	10/24/14	CME	9	4,252	(1,266)
Call - U.S. Treasury 10-Year Notes (11/14)	126.50	10/24/14	CME	11	4,683	(859)
Call - U.S. Treasury 30-Year Bonds (11/14)	139.00	10/24/14	CME	25	16,841	(16,797)
Call - U.S. Treasury 30-Year Bonds (11/14)	140.00	10/24/14	CME	6	2,840	(2,344)
Call - U.S. Treasury 30-Year Bonds (11/14)	141.00	10/24/14	CME	3	709	(703)
Call - U.S. Treasury 10-Year Notes (12/14)	127.00	11/21/14	CME	49	9,919	(8,422)
Call - U.S. Treasury 30-Year Bonds (12/14)	141.00	11/21/14	CME	9	9,736	(5,484)
Call - U.S. Treasury 30-Year Bonds (12/14)	142.00	11/21/14	CME	6	6,168	(2,531)
Call - Euro Bund 10-Year Notes (12/14)	EUR 151.00	11/21/14	CME	7	2,696	(884)
Call - U.S. Treasury 10-Year Notes (03/15)	$125.50	02/20/15	CME	2	1,431	(1,438)

					92,291	(73,361)

Put - U.S. Treasury 5-Year Notes (11/14)	117.50	10/24/14	CME	17	5,265	(1,859)
Put - U.S. Treasury 5-Year Notes (11/14)	118.00	10/24/14	CME	13	3,208	(3,148)
Put - U.S. Treasury 10-Year Notes (11/14)	124.00	10/24/14	CME	6	3,027	(1,969)
Put - U.S. Treasury 10-Year Notes (12/14)	122.00	11/21/14	CME	18	5,567	(2,813)
Put - U.S. Treasury 10-Year Notes (12/14)	124.00	11/21/14	CME	13	7,067	(7,922)
Put - U.S. Treasury 30-Year Bonds (12/14)	136.00	11/21/14	CME	9	11,408	(8,156)
Put - Euro Bund 10-Year Notes (12/14)	EUR 146.00	11/21/14	CME	7	1,795	(3,890)
Put - U.S. Treasury 10-Year Notes (03/15)	$121.50	02/20/15	CME	2	1,712	(1,469)

					39,049	(31,226)

					$131,340	($104,587)

Total Written Options					$604,146	($448,033)

(k)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Venezuela Government	5.000%	06/20/15	BRC	20.736%	$100,000	$8,995	$12,999	($4,004)
Venezuela Government	5.000%	09/20/19	HSB	16.712%	100,000	32,751	31,342	1,409

						$41,746	$44,341	($2,595)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife Inc	1.000%	12/20/14	CIT	0.081%	$1,800,000	$4,170	($43,994)	$48,164
Mexico Government	1.000%	03/20/15	BRC	0.266%	400,000	1,492	(8,999)	10,491
Mexico Government	1.000%	03/20/15	CIT	0.266%	400,000	1,492	(9,184)	10,676
Mexico Government	1.000%	03/20/15	DUB	0.266%	200,000	746	(4,592)	5,338
Brazilian Government	1.000%	06/20/15	DUB	0.574%	1,000,000	3,350	(10,975)	14,325
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.031%	1,100,000	8,045	10,164	(2,119)
Brazilian Government	1.000%	06/20/15	HSB	0.574%	1,000,000	3,350	(10,975)	14,325
Brazilian Government	1.000%	09/20/15	BRC	0.628%	1,000,000	3,890	(7,735)	11,625
Mexico Government	1.000%	09/20/15	BRC	0.297%	1,000,000	7,146	(7,735)	14,881
Brazilian Government	1.000%	09/20/15	HSB	0.628%	600,000	2,334	(5,961)	8,295
Brazilian Government	1.000%	09/20/15	UBS	0.628%	500,000	1,945	(4,731)	6,676
MetLife Inc	1.000%	12/20/15	CIT	0.145%	800,000	8,628	(29,083)	37,711
General Electric Capital Corp	1.000%	12/20/15	MSC	0.275%	500,000	4,585	(9,796)	14,381
Brazilian Government	1.000%	03/20/16	CIT	0.768%	2,200,000	8,083	(15,567)	23,650
Mexico Government	1.000%	03/20/16	CIT	0.357%	1,100,000	10,741	(8,978)	19,719
Mexico Government	1.000%	03/20/16	DUB	0.357%	700,000	6,835	(5,135)	11,970
General Electric Capital Corp	1.000%	06/20/16	BRC	0.313%	1,800,000	21,833	26,736	(4,903)
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.186%	900,000	12,916	(2,156)	15,072
Brazilian Government	1.000%	06/20/16	CIT	0.845%	700,000	2,047	(2,363)	4,410
Brazilian Government	1.000%	09/20/16	GSC	0.902%	200,000	436	(1,217)	1,653
Mexico Government	1.000%	09/20/16	JPM	0.409%	100,000	1,195	577	618
Indonesia Government	1.000%	09/20/16	UBS	0.606%	100,000	803	(1,578)	2,381
Indonesia Government	1.000%	06/20/17	DUB	0.831%	200,000	959	(5,884)	6,843
Italy Government	1.000%	06/20/17	GSC	0.652%	500,000	4,810	2,848	1,962
Russia Government	1.000%	06/20/17	HSB	2.258%	2,300,000	(75,209)	(49,783)	(25,426)
Indonesia Government	1.000%	06/20/17	UBS	0.831%	800,000	3,836	(24,192)	28,028
MetLife Inc	1.000%	03/20/19	BRC	0.590%	2,700,000	48,671	30,101	18,570
Prudential Financial Inc	1.000%	03/20/19	BRC	0.572%	3,100,000	58,305	49,794	8,511
JPMorgan Chase & Co	1.000%	03/20/19	DUB	0.570%	2,300,000	43,398	42,061	1,337
Mexico Government	1.000%	03/20/19	DUB	0.747%	20,700,000	231,994	110,638	121,356
Prudential Financial Inc	1.000%	03/20/19	DUB	0.572%	1,100,000	20,750	18,525	2,225
American International Group Inc	1.000%	03/20/19	GSC	0.571%	2,100,000	39,478	31,661	7,817
Colombia Government	1.000%	03/20/19	GSC	0.861%	1,800,000	11,208	(16,452)	27,660
Colombia Government	1.000%	03/20/19	HSB	0.861%	7,700,000	47,945	(63,012)	110,957
Mexico Government	1.000%	03/20/19	HSB	0.747%	2,200,000	24,656	10,686	13,970
General Electric Capital Corp	1.000%	03/20/19	JPM	0.520%	1,800,000	37,854	28,913	8,941
Mexico Government	1.000%	03/20/19	JPM	0.747%	2,000,000	22,415	10,202	12,213
AT&T Inc	1.000%	03/20/19	MSC	0.444%	2,800,000	68,449	43,594	24,855
Brazilian Government	1.000%	03/20/19	MSC	1.548%	2,200,000	(50,622)	(84,988)	34,366
Italy Government	1.000%	06/20/19	BRC	0.968%	300,000	504	(1,992)	2,496
Italy Government	1.000%	06/20/19	DUB	0.968%	500,000	841	(3,635)	4,476
Italy Government	1.000%	06/20/19	HSB	0.968%	500,000	841	(3,635)	4,476
Russia Government	1.000%	06/20/19	JPM	2.430%	2,100,000	(128,964)	(121,183)	(7,781)
Russia Government	1.000%	06/20/19	MSC	2.430%	600,000	(36,849)	(34,079)	(2,770)
Telstra Corp	1.000%	06/20/21	DUB	0.678%	1,400,000	28,605	19,630	8,975

						$519,937	($163,459)	$683,396

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,598,000	$28,628	$93,483	($64,855)
CDX EM 13 5Y	5.000%	06/20/15	DUB	846,000	15,156	110,480	(95,324)
CDX EM 13 5Y	5.000%	06/20/15	HSB	1,128,000	20,208	127,126	(106,918)
CDX EM 13 5Y	5.000%	06/20/15	MSC	846,000	15,156	95,175	(80,019)
CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,341	0.00	1,341
ABX HE AAA	0.110%	05/25/46	BRC	2,449,156	(500,493)	(499,156)	(1,337)

					(420,004)	(72,892)	(347,112)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 22 2Y	1.000%	06/20/19	CME	$2,710,000	$44,214	$40,171	$4,043
CDX IG 22 5Y	1.000%	06/20/19	ICE	1,600,000	26,074	23,659	2,415
CDX HY 22 2Y	5.000%	06/20/19	CME	2,791,800	171,057	178,669	(7,612)
CDX HY 22 5Y	5.000%	06/20/19	ICE	6,237,000	380,351	438,539	(58,188)

					621,696	681,038	(59,342)

					$201,692	$608,146	($406,454)

					$763,375	$489,028	$274,347

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	GSC	Pay	8.170%	11/04/16	MXN 1,200,000	$7,365	$1,757	$5,608
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	5,000,000	7,229	(1,920)	9,149
28-Day MXN TIIE	DUB	Pay	5.700%	01/18/19	10,000,000	11,067	(4,168)	15,235
28-Day MXN TIIE	GSC	Pay	5.700%	01/18/19	3,000,000	3,308	(871)	4,179
28-Day MXN TIIE	JPM	Pay	5.700%	01/18/19	3,000,000	3,320	(1,022)	4,342
BRL CDI Compounded	UBS	Pay	11.680%	01/04/21	BRL 2,200,000	(8,192)	(8,778)	586
BRL CDI Compounded	DUB	Pay	12.055%	01/04/21	700,000	(1,076)	(1,076)	—
BRL CDI Compounded	HSB	Pay	12.055%	01/04/21	2,600,000	835	5,424	(4,589)
BRL CDI Compounded	MSC	Pay	12.055%	01/04/21	1,900,000	2,395	3,454	(1,059)
BRL CDI Compounded	UBS	Pay	12.055%	01/04/21	2,400,000	(630)	(630)	—
28-Day MXN TIIE	BRC	Pay	6.000%	09/02/22	MXN 27,000,000	(12,088)	(14,093)	2,005
28-Day MXN TIIE	UBS	Pay	6.150%	06/07/24	10,000,000	(12,562)	9,944	(22,506)
28-Day MXN TIIE	DUB	Pay	6.810%	06/19/34	7,000,000	(17,186)	6,792	(23,978)

						(16,215)	(5,187)	(11,028)

	Exchange
28-Day MXN TIIE	CME	Pay	5.600%	09/06/16	MXN 4,600,000	10,727	10,585	142
3-Month USD-LIBOR	CME	Pay	1.750%	06/15/17	$32,300,000	(88,195)	867	(89,062)
28-Day MXN TIIE	CME	Pay	5.500%	09/13/17	MXN 16,000,000	31,434	33,358	(1,924)
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$51,500,000	368,985	513,904	(144,919)
1-Day USD Federal Funds	CME	Pay	1.000%	10/15/17	35,300,000	(424,926)	(41,606)	(383,320)
3-Month USD-LIBOR	CME	Pay	4.000%	06/19/24	3,900,000	93,745	64,242	29,503
10-Year USD-LIBOR	CME	Receive	2.550%	09/04/24	900,000	6,294	(789)	7,083
28-Day MXN TIIE	CME	Pay	6.810%	06/19/34	MXN 104,000,000	(226,426)	112,312	(338,738)
30-Year USD-LIBOR	CME	Receive	3.000%	06/19/43	$16,500,000	495,469	906,848	(411,379)

						267,107	1,599,721	(1,332,614)

						$250,892	$1,594,534	($1,343,642)

Total Swap Agreements						$1,014,267	$2,083,562	($1,069,295)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(l)	As of September 30, 2014, investments with a total aggregate value of $2,721,575 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(m)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$172,403,522	$—	$171,978,480	$425,042
	Senior Loan Notes	1,887,838	—	1,887,838	—
	Mortgage-Backed Securities	256,975,192	—	255,758,535	1,216,657
	Asset-Backed Securities	51,019,132	—	51,019,132	—
	U.S. Government Agency Issues	3,012,437	—	3,012,437	—
	U.S. Treasury Obligations	19,812,794	—	19,812,794	—
	Foreign Government Bonds & Notes	62,457,887	—	62,457,887	—
	Municipal Bonds	15,373,431	—	15,373,431	—
	Short-Term Investments	258,268,835	156,158,534	102,110,301	—
	Derivatives:
	Credit Contracts
	Swaps	1,555,512	—	1,555,512	—
	Foreign Currency Contracts
	Futures	206,653	206,653	—	—
	Forward Foreign Currency Contracts	4,533,561	—	4,533,561	—
	Purchased Options	3,513	3,513	—	—

	Total Foreign Currency Contracts	4,743,727	210,166	4,533,561	—

	Interest Rate Contracts
	Futures	10,910	10,910	—	—
	Purchased Options	2,156	2,156
	Swaps	1,042,173	—	1,042,173	—

	Total Interest Rate Contracts	1,055,239	13,066	1,042,173	—

	Total Assets - Derivatives	7,354,478	223,232	7,131,246	—

	Total Assets	848,565,546	156,381,766	690,542,081	1,641,699

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(1,050,859)	—	(1,050,859)	—
	Derivatives:
	Credit Contracts
	Written Options	(2,345)	—	(2,345)	—
	Swaps	(792,137)	—	(792,137)	—

	Total Credit Contracts	(794,482)	—	(794,482)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(698,254)	—	(698,254)	—
	Written Options	(8,383)	—	(8,383)	—

	Total Foreign Currency Contracts	(706,637)	—	(706,637)	—

	Interest Rate Contracts
	Futures	(929,814)	(929,814)	—	—
	Written Options	(437,305)	(104,587)	(332,718)	—
	Swaps	(791,281)	—	(791,281)	—

	Total Interest Rate Contracts	(2,158,400)	(1,034,401)	(1,123,999)	—

	Total Liabilities – Derivatives	(3,659,519)	(1,034,401)	(2,625,118)	—

	Total Liabilities	(4,710,378)	(1,034,401)	(3,675,977)	—

	Total	$843,855,168	$155,347,365	$686,866,104	$1,641,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.8%

Consumer Discretionary - 4.9%

AutoZone Inc
1.300% due 01/13/17	$345,000	$345,137
5.500% due 11/15/15	110,000	115,769
5.750% due 01/15/15	90,000	91,356
Brinker International Inc 2.600% due 05/15/18	180,000	180,088
British Sky Broadcasting Group PLC (United Kingdom) 2.625% due 09/16/19 ~	240,000	240,187
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	225,779
Cox Communications Inc 5.450% due 12/15/14	161,000	162,588
Delphi Corp 6.125% due 05/15/21	715,000	786,500
DIRECTV Holdings LLC
1.750% due 01/15/18	340,000	338,658
2.400% due 03/15/17	835,000	854,203
3.550% due 03/15/15	200,000	202,824
Dollar General Corp 4.125% due 07/15/17	630,000	658,446
DR Horton Inc 4.750% due 05/15/17	325,000	338,812
General Motors Co 3.500% due 10/02/18	450,000	459,562
GLP Capital LP 4.375% due 11/01/18	525,000	535,500
Mohawk Industries Inc 6.125% due 01/15/16	385,000	410,495
NBCUniversal Enterprise Inc 0.919% due 04/15/18 § ~	290,000	293,171
Newell Rubbermaid Inc
2.000% due 06/15/15	100,000	100,966
2.050% due 12/01/17	865,000	868,394
Omnicom Group Inc 5.900% due 04/15/16	670,000	719,551
Pinnacle Entertainment Inc 7.500% due 04/15/21	295,000	308,275
The Goodyear Tire & Rubber Co (2nd Lien) 8.250% due 08/15/20	425,000	456,875
The Interpublic Group of Cos Inc 2.250% due 11/15/17	625,000	627,975
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	255,000	254,671
1.300% due 02/23/17	200,000	199,783
1.650% due 09/29/17	370,000	369,773
Time Warner Cable Inc
8.250% due 04/01/19	495,000	615,575
8.750% due 02/14/19	495,000	623,812
Univision Communications Inc 6.875% due 05/15/19 ~	545,000	569,525
Viacom Inc 2.500% due 09/01/18	105,000	106,438
Whirlpool Corp 1.350% due 03/01/17	145,000	144,579

		12,205,267

Consumer Staples - 1.8%

Avon Products Inc 2.375% due 03/15/16	195,000	197,010
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	713,522
Bunge Ltd Finance Corp
3.200% due 06/15/17	730,000	756,617
4.100% due 03/15/16	255,000	266,148

	Principal Amount	Value
CVS Health Corp 1.200% due 12/05/16	$245,000	$245,462
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	752,670
Kraft Foods Group Inc 1.625% due 06/04/15	315,000	317,389
Reynolds American Inc 1.050% due 10/30/15	125,000	125,402
The Kroger Co 1.200% due 10/17/16	180,000	180,048
Tyson Foods Inc ‘A’ 2.650% due 08/15/19	300,000	300,694
Wm Wrigley Jr Co
1.400% due 10/21/16 ~	110,000	110,596
2.000% due 10/20/17 ~	525,000	530,342

		4,495,900

Energy - 10.7%

Anadarko Petroleum Corp
5.950% due 09/15/16	190,000	207,335
6.375% due 09/15/17	685,000	775,776
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	700,000	724,459
Cameron International Corp
1.150% due 12/15/16	85,000	84,975
1.400% due 06/15/17	290,000	289,990
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	540,000	540,340
5.700% due 05/15/17	455,000	503,401
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	376,406
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	208,000	208,232
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	245,000	245,239
Concho Resources Inc 7.000% due 01/15/21	345,000	370,013
CONSOL Energy Inc 8.250% due 04/01/20	560,000	590,100
Continental Resources Inc 7.125% due 04/01/21	500,000	555,000
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	381,536
DCP Midstream Operating LP
2.500% due 12/01/17	625,000	638,259
2.700% due 04/01/19	20,000	20,074
3.250% due 10/01/15	210,000	215,368
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	165,811
Ecopetrol SA (Colombia) 4.250% due 09/18/18	325,000	345,313
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	488,374
Energy Transfer Partners LP
5.950% due 02/01/15	810,000	823,392
6.700% due 07/01/18	195,000	224,711
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	85,629
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	901,579
Enterprise Products Operating LLC
1.250% due 08/13/15	370,000	371,816
5.600% due 10/15/14	316,000	316,599
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	532,972
Freeport McMoran Oil & Gas
6.125% due 06/15/19	90,000	98,775
6.500% due 11/15/20	470,000	515,881

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	$175,000	$181,002
5.125% due 11/15/14	285,000	286,554
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	252,657
Marathon Oil Corp 0.900% due 11/01/15	740,000	740,461
Murphy Oil Corp 2.500% due 12/01/17	1,015,000	1,031,830
Nabors Industries Inc 2.350% due 09/15/16	150,000	153,336
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	65,000	66,217
3.050% due 03/01/16	415,000	424,228
3.450% due 08/01/15	110,000	112,270
ONEOK Partners LP
3.200% due 09/15/18	40,000	41,503
3.250% due 02/01/16	640,000	660,064
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	1,100,000	1,128,799
Petrobras Global Finance BV (Netherlands)
2.000% due 05/20/16	410,000	411,005
3.250% due 03/17/17	535,000	542,741
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	80,000	82,200
Phillips 66 1.950% due 03/05/15	290,000	291,880
Pioneer Natural Resources Co 5.875% due 07/15/16	1,080,000	1,165,067
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,126,855
Regency Energy Partners LP 8.375% due 06/01/19 ~	450,000	479,250
Rowan Cos Inc 5.000% due 09/01/17	120,000	129,754
SESI LLC
6.375% due 05/01/19	510,000	532,950
7.125% due 12/15/21	580,000	643,800
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	190,516
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	467,703
Targa Resources Partners LP 7.875% due 10/15/18	345,000	360,309
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	632,453
Transocean Inc (Cayman)
2.500% due 10/15/17	785,000	785,542
4.950% due 11/15/15	155,000	161,000
5.050% due 12/15/16	130,000	138,629
Williams Partners LP 3.800% due 02/15/15	890,000	899,941
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	707,936

		26,425,807

Financials - 18.8%

Aflac Inc 2.650% due 02/15/17	75,000	77,359
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	200,000	198,663
Ally Financial Inc 2.750% due 01/30/17	575,000	564,937
American Express Co 0.825% due 05/22/18 §	810,000	817,719
American International Group Inc 5.850% due 01/16/18	500,000	562,971
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,116,988

	Principal Amount	Value
Bank of America Corp
1.250% due 01/11/16	$365,000	$366,649
1.500% due 10/09/15	110,000	110,854
1.700% due 08/25/17	945,000	942,709
6.400% due 08/28/17	205,000	230,806
6.875% due 04/25/18	320,000	369,444
Banque Federative du Credit Mutuel SA (France)
1.700% due 01/20/17 ~	575,000	577,781
2.500% due 10/29/18 ~	575,000	579,040
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	775,000	862,785
BB&T Corp
1.094% due 06/15/18 §	325,000	331,025
5.200% due 12/23/15	445,000	468,229
Boston Properties LP REIT 5.000% due 06/01/15	470,000	483,873
BPCE SA (France) 2.500% due 12/10/18	570,000	572,067
Capital One Bank USA NA 1.150% due 11/21/16	250,000	250,055
Capital One Financial Corp 2.150% due 03/23/15	660,000	665,332
Caterpillar Financial Services Corp 1.250% due 08/18/17	480,000	478,971
CIT Group Inc 4.750% due 02/15/15 ~	230,000	232,731
Citigroup Inc
1.250% due 01/15/16	720,000	723,098
1.300% due 11/15/16	170,000	170,108
1.550% due 08/14/17	980,000	973,290
CNA Financial Corp 6.500% due 08/15/16	1,070,000	1,175,574
Daimler Finance North America LLC 1.100% due 08/01/18 ~ §	445,000	452,832
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	820,067
Fidelity National Financial Inc 6.600% due 05/15/17	480,000	534,232
Fifth Third Bancorp 3.625% due 01/25/16	310,000	320,997
Fifth Third Bank 1.150% due 11/18/16	470,000	470,573
Ford Motor Credit Co LLC
1.684% due 09/08/17	660,000	657,333
1.700% due 05/09/16	295,000	297,579
3.000% due 06/12/17	610,000	630,017
General Electric Capital Corp
0.945% due 04/02/18 §	925,000	936,358
2.375% due 06/30/15	625,000	635,118
General Motors Financial Co Inc 3.000% due 09/25/17	175,000	176,969
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	447,374
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	325,000	335,969
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	710,000	804,559
Hyundai Capital America
1.450% due 02/06/17 ~	790,000	789,813
1.625% due 10/02/15 ~	195,000	196,381
1.875% due 08/09/16 ~	230,000	232,944
3.750% due 04/06/16 ~	140,000	145,376
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	200,000	208,850
4.375% due 07/27/16 ~	525,000	553,640
6.000% due 05/05/15 ~	100,000	103,037
Intercontinental Exchange Inc 2.500% due 10/15/18	195,000	198,215

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co
0.855% due 02/26/16 §	$440,000	$442,762
2.000% due 08/15/17	1,125,000	1,135,149
KeyBank NA 4.950% due 09/15/15	180,000	187,336
KeyCorp 3.750% due 08/13/15	325,000	333,842
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	422,603
Legg Mason Inc 2.700% due 07/15/19	80,000	80,344
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	325,000	326,125
Marsh & McLennan Cos Inc 2.550% due 10/15/18	235,000	239,244
Metropolitan Life Global Funding I
1.300% due 04/10/17 ~	785,000	784,300
1.500% due 01/10/18 ~	365,000	362,315
Mizuho Bank Ltd (Japan) 1.700% due 09/25/17 ~	450,000	449,920
Morgan Stanley
1.083% due 01/24/19 §	1,625,000	1,645,290
1.514% due 04/25/18 §	645,000	663,720
MUFG Union Bank NA 2.125% due 06/16/17	435,000	442,332
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	959,309
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	597,130
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	850,000	859,220
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,160,360
PNC Bank NA 1.150% due 11/01/16	400,000	401,307
Principal Financial Group Inc 1.850% due 11/15/17	115,000	115,134
Principal Life Global Funding II 1.500% due 09/11/17 ~	565,000	565,147
Regions Bank 7.500% due 05/15/18	665,000	776,683
Regions Financial Corp
5.750% due 06/15/15	200,000	206,407
7.750% due 11/10/14	205,000	206,480
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	421,250
Simon Property Group LP REIT 4.200% due 02/01/15	515,000	516,519
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	665,000	663,504
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	280,000	280,271
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	717,292
SunTrust Banks Inc 2.350% due 11/01/18	260,000	260,925
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,061,572
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	695,000	702,115
The Goldman Sachs Group Inc
1.600% due 11/23/15	554,000	558,618
6.150% due 04/01/18	235,000	265,145
6.250% due 09/01/17	855,000	960,060
UBS AG (Switzerland) 1.375% due 08/14/17	1,245,000	1,236,107
Ventas Realty LP REIT
1.250% due 04/17/17	125,000	124,484
1.550% due 09/26/16	200,000	201,457

	Principal Amount	Value
2.000% due 02/15/18	$170,000	$170,184
3.125% due 11/30/15	650,000	667,623
WEA Finance LLC 1.750% due 09/15/17 ~	360,000	360,813
XLIT Ltd (Cayman) 2.300% due 12/15/18	280,000	280,086

		46,661,775

Health Care - 4.0%

AbbVie Inc 1.200% due 11/06/15	670,000	672,675
Actavis Inc 1.875% due 10/01/17	605,000	600,267
Aetna Inc 1.500% due 11/15/17	745,000	742,603
Agilent Technologies Inc 6.500% due 11/01/17	565,000	651,941
Catholic Health Initiatives
1.600% due 11/01/17	65,000	65,339
2.600% due 08/01/18	305,000	309,473
Celgene Corp 1.900% due 08/15/17	975,000	982,990
Express Scripts Holding Co
1.250% due 06/02/17	360,000	357,413
2.750% due 11/21/14	490,000	491,539
3.125% due 05/15/16	475,000	492,150
Gilead Sciences Inc 2.400% due 12/01/14	570,000	572,070
Hologic Inc 6.250% due 08/01/20	425,000	438,812
Humana Inc
2.625% due 10/01/19	195,000	195,152
6.450% due 06/01/16	250,000	272,229
Life Technologies Corp
3.500% due 01/15/16	235,000	242,644
4.400% due 03/01/15	425,000	431,646
McKesson Corp
0.950% due 12/04/15	185,000	185,270
1.292% due 03/10/17	370,000	368,903
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	415,000	415,561
Thermo Fisher Scientific Inc 1.300% due 02/01/17	755,000	753,168
UnitedHealth Group Inc
0.850% due 10/15/15	200,000	200,644
1.875% due 11/15/16	155,000	157,795
WellPoint Inc 1.250% due 09/10/15	300,000	301,820

		9,902,104

Industrials - 3.4%

CNH Industrial Capital LLC 3.875% due 11/01/15	770,000	778,662
Eaton Corp 1.500% due 11/02/17	265,000	264,078
ERAC USA Finance LLC
1.400% due 04/15/16 ~	330,000	332,439
2.750% due 03/15/17 ~	175,000	180,389
2.800% due 11/01/18 ~	50,000	51,246
5.600% due 05/01/15 ~	135,000	138,887
6.375% due 10/15/17 ~	445,000	506,627
GATX Corp
1.250% due 03/04/17	445,000	441,985
2.375% due 07/30/18	110,000	110,774
3.500% due 07/15/16	360,000	375,011
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	610,000	617,748
International Lease Finance Corp 2.184% due 06/15/16 §	405,000	402,469

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
JB Hunt Transport Services Inc 2.400% due 03/15/19	$105,000	$105,357
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	250,000	239,927
Norfolk Southern Corp 5.750% due 01/15/16	930,000	987,388
Penske Truck Leasing Co LP
2.500% due 03/15/16 ~	655,000	668,519
2.500% due 06/15/19 ~	270,000	268,832
2.875% due 07/17/18 ~	150,000	153,651
3.125% due 05/11/15 ~	140,000	141,996
Roper Industries Inc
1.850% due 11/15/17	105,000	105,457
2.050% due 10/01/18	270,000	267,764
Southwest Airlines Co
5.250% due 10/01/14	315,000	315,000
5.750% due 12/15/16	235,000	256,964
USG Corp 8.375% due 10/15/18 ~	435,000	453,814
Waste Management Inc 6.375% due 03/11/15	260,000	266,560

		8,431,544

Information Technology - 1.6%

Amphenol Corp ‘A’ 1.550% due 09/15/17	180,000	179,864
Anstock II Ltd (Cayman) 2.125% due 07/24/17	250,000	247,210
Arrow Electronics Inc 3.375% due 11/01/15	270,000	277,013
Avnet Inc 6.625% due 09/15/16	115,000	126,713
Baidu Inc (Cayman) 2.750% due 06/09/19	210,000	209,068
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	164,156
Fiserv Inc
3.125% due 06/15/16	740,000	765,013
6.800% due 11/20/17	25,000	28,610
Hewlett-Packard Co
2.350% due 03/15/15	220,000	221,893
2.625% due 12/09/14	300,000	301,272
Juniper Networks Inc 3.100% due 03/15/16	75,000	76,992
Oracle Corp 0.814% due 01/15/19 §	860,000	869,652
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	315,000	315,512
Xerox Corp 2.950% due 03/15/17	70,000	72,499

		3,855,467

Materials - 1.4%

Anglo American Capital PLC (United Kingdom) 1.184% due 04/15/16 § ~	240,000	241,443
Ashland Inc 3.000% due 03/15/16	525,000	527,625
Eastman Chemical Co 2.400% due 06/01/17	230,000	234,857
Goldcorp Inc (Canada) 2.125% due 03/15/18	510,000	509,112
International Paper Co 5.300% due 04/01/15	133,000	136,093
Martin Marietta Materials Inc 1.333% due 06/30/17 § ~	305,000	306,521
Rock-Tenn Co 3.500% due 03/01/20	495,000	504,000

	Principal Amount	Value
The Dow Chemical Co 2.500% due 02/15/16	$725,000	$740,950
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	235,000	259,176

		3,459,777

Telecommunication Services - 1.9%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	281,221
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,063,106
GTP Acquisition Partners I LLC
2.364% due 05/15/43 ~	300,000	296,430
4.347% due 06/15/41 ~	190,000	194,313
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	296,239
2.933% due 12/15/42 ~	920,000	934,523
3.598% due 04/15/43 ~	250,000	250,595
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	465,000	488,297
Verizon Communications Inc
1.350% due 06/09/17	385,000	383,423
2.625% due 02/21/20 ~	646,000	638,847

		4,826,994

Utilities - 2.3%

CMS Energy Corp 4.250% due 09/30/15	370,000	382,391
Commonwealth Edison Co 1.950% due 09/01/16	120,000	122,401
Dominion Resources Inc
1.400% due 09/15/17	645,000	640,999
1.950% due 08/15/16	165,000	167,793
Duke Energy Corp
1.625% due 08/15/17	220,000	221,038
2.150% due 11/15/16	460,000	470,156
Enel Finance International NV (Netherlands)
3.875% due 10/07/14 ~	145,000	145,041
6.250% due 09/15/17 ~	500,000	561,851
Georgia Power Co 0.554% due 03/15/16 §	220,000	220,099
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	280,737
Mississippi Power Co 2.350% due 10/15/16	120,000	123,148
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	71,277
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	185,801
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	144,530
PSEG Power LLC 2.750% due 09/15/16	130,000	134,429
Suburban Propane Partners LP 7.500% due 10/01/18	275,000	285,312
The Southern Co
1.300% due 08/15/17	765,000	761,870
1.950% due 09/01/16	145,000	147,912
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17	635,000	634,067

		5,700,852

Total Corporate Bonds & Notes (Cost $125,319,872)		125,965,487

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 19.2%

Collateralized Mortgage Obligations - Commercial - 6.6%

Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	$30,000	$32,184
5.634% due 07/10/46 "	868,431	919,309
6.015% due 02/10/51 " §	25,000	27,566
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	440,346
Bear Stearns Commercial Mortgage Securities Trust
4.674% due 06/11/41 "	131,047	132,892
5.116% due 02/11/41 " §	235,453	237,093
5.201% due 12/11/38 "	195,000	209,281
5.540% due 09/11/41 "	167,273	177,787
Citigroup Commercial Mortgage Trust
1.102% due 11/10/46 "	314,761	313,957
1.199% due 03/10/47 "	227,439	225,928
1.242% due 05/10/47 "	233,610	232,225
1.392% due 07/10/47 "	163,270	162,346
Commercial Mortgage Pass-Through Certificates 1.381% due 10/10/47 "	225,000	225,003
Commercial Mortgage Trust
1.006% due 02/13/32 " § ~	180,000	179,643
1.156% due 12/10/44 "	41,614	41,851
1.218% due 02/10/47 "	748,300	743,764
1.259% due 04/10/47 "	380,151	377,631
1.275% due 05/10/47 "	191,206	190,060
1.298% due 03/10/47 "	295,205	292,993
1.309% due 08/10/47 "	102,433	102,033
1.373% due 09/10/47 "	470,000	469,545
1.415% due 08/10/47 "	638,273	635,401
1.442% due 07/15/47 "	228,277	226,949
5.167% due 06/10/44 " §	70,000	72,231
6.014% due 07/10/38 " §	140,241	148,944
Credit Suisse Mortgage Trust 0.954% due 04/15/27 " § ~	100,000	100,126
DBUBS Mortgage Trust 2.238% due 08/10/44 "	65,170	65,915
GS Mortgage Securities Trust
1.206% due 07/10/46 "	224,754	225,191
1.290% due 06/10/47 "	197,971	196,802
1.343% due 04/10/47 "	390,290	388,680
1.509% due 09/10/47 " §	393,000	392,728
5.553% due 04/10/38 " §	620,000	646,450
JP Morgan Chase Commercial Mortgage Securities Trust
1.031% due 05/15/45 "	17,470	17,508
1.268% due 07/15/47 "	191,428	190,469
4.996% due 08/15/42 " §	400,000	411,682
JPMBB Commercial Mortgage Securities Trust
1.085% due 07/15/45 "	272,384	272,476
1.266% due 04/15/47 "	224,507	223,483
1.322% due 08/15/47 "	161,186	160,349
1.451% due 09/15/47 "	316,509	315,359
1.650% due 09/15/47 "	175,000	175,036
LB-UBS Commercial Mortgage Trust
4.954% due 09/15/30 "	50,962	51,845
6.029% due 06/15/38 " §	883,528	940,879
Merrill Lynch Countrywide Commercial Mortgage Trust 6.066% due 06/12/46 " §	636,791	676,734
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	175,000	187,864
Morgan Stanley Bank of America Merrill Lynch Trust
1.250% due 02/15/47 "	200,053	198,869
1.294% due 06/15/47 "	145,115	143,949

	Principal Amount	Value
1.308% due 08/15/46 "	$461,275	$462,266
1.313% due 10/15/46 "	445,777	445,277
1.313% due 04/15/47 "	79,509	79,117
1.551% due 08/15/47 "	296,477	295,737
1.686% due 10/15/47 "	225,000	225,280
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	293,529	311,663
WFRBS Commercial Mortgage Trust
1.193% due 03/15/47 "	309,687	308,240
1.283% due 05/15/47 "	368,985	367,734
1.406% due 09/15/46 "	177,547	178,365
1.413% due 08/15/47 "	409,761	408,697
1.479% due 09/15/57 "	280,000	279,184
1.607% due 06/15/44 " ~	63,921	64,165
1.663% due 10/15/57 "	130,000	130,135

		16,355,216

Collateralized Mortgage Obligations - Residential - 4.0%

Alternative Loan Trust 2.507% due 12/25/34 " §	177,118	171,642
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.555% due 04/25/35 " §	209,202	188,000
DSLA Mortgage Loan Trust 0.993% due 09/19/44 " §	590,096	572,051
Fannie Mae
0.605% due 07/25/42 " §	690,387	692,830
5.000% due 08/25/19 "	187,466	196,457
Fosse Master Issuer PLC (United Kingdom) 1.631% due 10/18/54 " § ~	176,451	178,164
Freddie Mac
0.604% due 05/15/36 " §	49,059	49,479
0.604% due 09/15/42 " §	949,590	953,573
0.654% due 08/15/41 " §	262,408	264,777
0.654% due 07/15/42 " §	886,607	894,801
1.369% due 05/25/19 "	749,342	750,508
1.426% due 08/25/17 "	640,000	643,027
Freddie Mac Structured Agency Credit Risk Debt Notes 1.604% due 09/25/24 " §	415,000	414,312
Government National Mortgage Association 0.604% due 07/16/42 " §	2,075,223	2,084,690
HarborView Mortgage Loan Trust 0.373% due 05/19/35 " §	137,638	118,696
Holmes Master Issuer PLC (United Kingdom) 1.884% due 10/15/54 " § ~	494,083	497,287
JP Morgan Alternative Loan Trust 0.345% due 06/25/37 " §	93,995	89,177
Lanark Master Issuer PLC (United Kingdom) 0.735% due 12/22/54 " § ~	304,772	305,924
Silverstone Master Issuer PLC (United Kingdom) 1.784% due 01/21/55 " § ~	525,000	528,766
Structured Adjustable Rate Mortgage Loan Trust 2.492% due 11/25/34 " §	222,194	225,124

		9,819,285

Fannie Mae - 7.0%

1.936% due 01/01/35 " §	929,852	980,835
2.352% due 09/01/34 " §	589,848	633,253
2.485% due 11/01/34 " §	422,942	454,630
2.586% due 09/01/35 " §	809,602	870,509
3.000% due 01/01/27 "	1,239,687	1,281,748
3.500% due 12/01/25 - 01/01/27 "	2,162,677	2,279,932
4.000% due 07/01/25 - 10/01/41 "	3,483,780	3,701,142
4.500% due 04/01/26 - 08/01/40 "	1,975,812	2,122,332
5.000% due 07/01/19 - 07/01/41 "	1,745,876	1,894,989
5.500% due 01/01/35 - 12/01/39 "	2,420,734	2,709,631
6.000% due 11/01/35 - 09/01/39 "	303,571	344,829

		17,273,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac - 0.7%

4.500% due 11/01/23 "	$1,125,824	$1,214,199
5.000% due 11/01/16 - 04/01/18 "	50,205	52,989
5.500% due 01/01/20 - 12/01/39 "	395,933	440,553

		1,707,741

Government National Mortgage Association - 0.9%

3.000% due 06/20/27 - 09/20/27 "	1,026,227	1,070,555
3.500% due 03/20/26 - 03/20/43 "	713,553	744,641
5.000% due 12/20/34 - 02/20/40 "	155,502	172,983
6.000% due 07/15/36 "	258,350	299,397

		2,287,576

Total Mortgage-Backed Securities (Cost $47,637,417)		47,443,648

ASSET-BACKED SECURITIES - 15.8%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	380,000	379,069
0.930% due 02/16/16 "	23,508	23,528
3.150% due 10/15/18 " ~	135,000	138,979
Ally Master Owner Trust
0.954% due 02/15/17 " §	725,000	726,690
1.000% due 02/15/18 "	230,000	230,454
1.210% due 06/15/17 "	1,060,000	1,065,293
American Express Credit Account Master Trust
0.990% due 03/15/18 "	440,000	441,289
1.070% due 05/15/18 " ~	100,000	100,375
1.260% due 01/15/20 "	420,000	418,637
1.290% due 03/15/18 " ~	500,000	501,100
AmeriCredit Automobile Receivables Trust
0.620% due 06/08/17 "	160,806	160,871
0.960% due 04/09/18 "	90,000	90,230
1.050% due 10/11/16 "	73,005	73,051
1.190% due 05/08/18 "	190,000	190,099
1.600% due 07/08/19 "	300,000	297,600
1.730% due 02/08/17 "	200,000	200,677
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	470,000	470,412
Bank of America Auto Trust 0.780% due 06/15/16 "	139,406	139,491
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	359,938	360,132
Capital Auto Receivables Asset Trust
0.790% due 06/20/17 "	520,000	520,873
1.240% due 10/20/17 "	530,000	533,213
1.260% due 05/21/18 "	640,000	639,716
1.320% due 06/20/18 "	310,000	311,246
1.480% due 11/20/18 "	345,000	344,507
2.220% due 01/22/19 "	90,000	90,553
CarMax Auto Owner Trust
0.520% due 07/17/17 "	320,944	321,200
0.640% due 01/16/18 "	1,035,000	1,035,169
1.690% due 08/15/19 "	45,000	44,462
1.930% due 11/15/19 "	65,000	64,314
CCG Receivables Trust 1.060% due 11/15/21 " ~	265,000	264,868
CIT Equipment Collateral 1.100% due 08/22/16 " ~	1,833	1,834
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	690,000	687,401
Citigroup Mortgage Loan Trust Inc 0.315% due 06/25/37 " §	247,928	235,115
CNH Equipment Trust
0.570% due 12/15/17 "	513,642	514,073
0.690% due 06/15/18 "	755,000	755,845
0.910% due 08/15/16 "	14,781	14,786
0.940% due 05/15/17 "	42,126	42,169

	Principal Amount	Value
CNH Wholesale Master Note Trust 0.754% due 08/15/19 " § ~	$270,000	$270,787
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	250,596	252,573
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	304,213	304,299
0.870% due 09/20/19 " ~	250,000	250,056
1.050% due 03/20/20 " ~	1,140,000	1,139,962
1.060% due 03/20/19 " ~	215,141	215,885
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	90,145	90,189
Ford Credit Auto Lease Trust
1.100% due 12/15/15 " ~	100,000	100,267
1.100% due 11/15/17 "	250,000	249,851
1.230% due 11/15/16 "	285,000	283,944
1.500% due 03/15/17 " ~	125,000	125,511
1.510% due 08/15/17 "	195,000	195,404
Ford Credit Floorplan Master Owner Trust
0.790% due 06/15/17 "	540,000	541,281
1.400% due 08/15/19 "	1,245,000	1,239,420
4.200% due 02/15/17 " ~	365,000	370,194
4.990% due 02/15/17 " ~	260,000	264,522
GE Dealer Floorplan Master Note Trust
0.534% due 07/20/19 " §	870,000	870,922
0.554% due 04/20/18 " §	515,000	516,651
0.594% due 10/20/17 " §	630,000	631,015
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	410,104
GE Equipment Small Ticket LLC
0.950% due 09/25/17 " ~	670,000	670,475
1.040% due 09/21/15 " ~	43,610	43,657
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	400,000	399,627
GSAA Home Equity Trust
0.200% due 07/25/37 " §	509,422	452,929
0.435% due 10/25/35 " §	98,260	92,586
0.525% due 10/25/35 " §	579,307	557,299
GSAA Trust 0.585% due 06/25/35 " §	346,610	330,162
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	298,522	296,083
Honda Auto Receivables Owner Trust
0.560% due 05/15/16 "	523,170	523,520
0.770% due 01/15/16 "	212,799	213,077
HSI Asset Securitization Corp Trust 0.325% due 05/25/37 " §	208,796	196,312
Huntington Auto Trust
0.810% due 09/15/16 "	154,923	155,155
1.010% due 01/15/16 " ~	6,929	6,931
Hyundai Auto Lease Securitization Trust 1.260% due 09/17/18 " ~	145,000	144,909
Hyundai Auto Receivables Trust
0.720% due 03/15/16 "	9,666	9,668
0.730% due 06/15/18 "	565,000	564,764
0.750% due 09/17/18 "	215,000	214,467
0.810% due 03/15/18 "	840,000	842,310
3.510% due 11/15/17 "	290,000	298,302
John Deere Owner Trust 1.070% due 11/15/18 "	860,000	858,495
Kubota Credit Owner Trust 0.580% due 02/15/17 " ~	355,000	355,055
Mercedes-Benz Auto Lease Trust
0.620% due 07/15/16 "	520,000	520,428
0.720% due 12/17/18 "	240,000	240,323
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	805,000	801,868
Motor PLC (United Kingdom)
0.635% due 08/25/21 " § ~	321,874	322,383
0.655% due 02/25/21 " § ~	217,500	217,688
1.286% due 02/25/20 " ~	61,667	61,761

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
MVW Owner Trust
2.150% due 04/22/30 " ~	$84,795	$85,240
2.250% due 09/20/31 " ~	275,000	274,922
Navistar Financial Dealer Note Master Trust
0.825% due 01/25/18 " § ~	535,000	535,427
0.835% due 09/25/18 " § ~	355,000	355,898
Nissan Auto Receivables Owner Trust
0.460% due 10/17/16 "	358,141	358,211
0.730% due 05/16/16 "	186,418	186,636
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	103,836	103,958
2.050% due 06/20/31 " ~	259,580	258,171
2.070% due 03/20/30 " ~	347,834	348,905
2.200% due 10/20/30 " ~	193,489	193,281
SMART Trust (Australia)
0.840% due 09/14/16 "	213,455	213,877
0.950% due 02/14/18 "	550,000	549,820
0.970% due 03/14/17 "	257,788	257,917
1.180% due 02/14/19 "	580,000	577,912
1.590% due 10/14/16 " ~	445,747	447,321
Synchrony Credit Card Master Note Trust
1.030% due 01/15/18 "	535,000	535,904
5.750% due 03/15/18 " ~	235,000	240,470
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	266,352	266,593
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	150,000	149,969
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	85,844	86,004
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	615,000	612,852
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	255,000	254,426
Wells Fargo Home Equity Trust 0.305% due 01/25/37 " §	252,478	233,408
Wheels SPV LLC
0.840% due 03/20/23 " ~	295,000	293,999
1.190% due 03/20/21 " ~	38,943	38,979
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	474,460	475,065
World Omni Automobile Lease Securitization Trust 1.370% due 01/15/20 "	280,000	279,875
World Omni Master Owner Trust 0.504% due 02/15/18 " § ~	655,000	655,843

Total Asset-Backed Securities (Cost $38,979,273)		39,013,275

U.S. GOVERNMENT AGENCY ISSUES - 2.5%

Fannie Mae
0.375% due 07/05/16	605,000	603,808
0.625% due 08/26/16	2,305,000	2,303,811
Federal Home Loan Bank 0.625% due 12/28/16	440,000	439,248
Freddie Mac 0.875% due 10/14/16	2,770,000	2,782,271

Total U.S. Government Agency Issues (Cost $6,117,034)		6,129,138

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 8.4%

U.S. Treasury Inflation Protected Securities - 3.4%

0.125% due 04/15/17 ^	$4,977,363	$5,047,160
0.500% due 04/15/15 ^	1,484,190	1,486,161
1.875% due 07/15/15 ^	1,965,948	2,010,796

		8,544,117

U.S. Treasury Notes - 5.0%

0.500% due 07/31/17	12,500,000	12,314,450

Total U.S. Treasury Obligations (Cost $21,001,437)		20,858,567

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	985,000	1,027,200
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 38,855,000	2,935,489

Total Foreign Government Bonds & Notes (Cost $3,996,276)		3,962,689

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	$575,000	578,002
University of California 0.657% due 07/01/41 §	195,000	195,507

Total Municipal Bonds (Cost $770,000)		773,509

	Shares
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,323,877	3,323,877

Total Short-Term Investment (Cost $3,323,877)		3,323,877

TOTAL INVESTMENTS - 99.9% (Cost $247,145,186)		247,470,190

OTHER ASSETS & LIABILITIES, NET - 0.1%		318,227

NET ASSETS - 100.0%		$247,788,417

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	50.8%
Mortgage-Backed Securities	19.2%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	8.4%
Others (each less than 3.0%)	5.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	14,705,000	USD	1,107,513	11/14	RBS	($16,423)
USD	1,113,602	MXN	14,705,000	11/14	RBS	22,512

Total Forward Foreign Currency Contracts						$6,089

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$125,965,487	$—	$125,965,487	$—
	Mortgage-Backed Securities	47,443,648	—	47,443,648	—
	Asset-Backed Securities	39,013,275	—	39,013,275	—
	U.S. Government Agency Issues	6,129,138	—	6,129,138	—
	U.S. Treasury Obligations	20,858,567	—	20,858,567	—
	Foreign Government Bonds & Notes	3,962,689	—	3,962,689	—
	Municipal Bonds	773,509	—	773,509	—
	Short-Term Investment	3,323,877	3,323,877	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	22,512	—	22,512	—

	Total Assets	247,492,702	3,323,877	244,168,825	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(16,423)	—	(16,423)	—

	Total Liabilities	(16,423)	—	(16,423)	—

	Total	$247,476,279	$3,323,877	$244,152,402	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.1%

Azerbaijan - 0.3%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$200,000	$197,800
5.450% due 02/09/17 ~	200,000	209,500

		407,300

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	225,000	237,937

Barbados - 0.4%

Columbus International Inc 7.375% due 03/30/21 ~	585,000	610,594

Bermuda - 1.5%

Digicel Group Ltd
7.125% due 04/01/22 ~	350,000	350,175
8.250% due 09/30/20 ~	1,090,000	1,128,259
Digicel Ltd 6.000% due 04/15/21 ~	395,000	392,037
Ooredoo International Finance Ltd 7.875% due 06/10/19 ~	410,000	503,787

		2,374,258

Brazil - 0.3%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 300,000	118,272
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	300,000	145,248
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	238,000	96,260
Oi SA 9.750% due 09/15/16 ~	300,000	112,242

		472,022

Canada - 0.6%

Pacific Rubiales Energy Corp
5.125% due 03/28/23 ~	$195,000	187,259
5.375% due 01/26/19 ~	120,000	122,100
5.625% due 01/19/25 ~	300,000	288,195
7.250% due 12/12/21 ~	270,000	294,975

		892,529

Cayman - 3.8%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	250,000	241,344
Central China Real Estate Ltd 8.000% due 01/28/20 ~	200,000	196,237
China Hongqiao Group Ltd 7.625% due 06/26/17 ~	200,000	206,084
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 1,000,000	166,072
11.500% due 11/14/17 ~	$300,000	316,875
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	200,000	210,000
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	220,000	246,950
Comcel Trust 6.875% due 02/06/24 ~	245,000	259,088
Country Garden Holdings Co Ltd 7.500% due 01/10/23 ~	370,000	356,125
DEWA Sukuk Ltd 3.000% due 03/05/18 ~	200,000	206,500
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	59,500

	Principal Amount	Value
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 400,000	$669,531
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$250,000	287,700
Kaisa Group Holdings Ltd
8.875% due 03/19/18 ~	225,000	228,937
10.250% due 01/08/20 ~	225,000	235,125
KWG Property Holding Ltd 8.975% due 01/14/19 ~	230,000	228,850
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	150,000	159,750
MIE Holdings Corp 7.500% due 04/25/19 ~	200,000	204,500
Nile Finance Ltd 5.250% due 08/05/15 ~	100,000	102,973
Shimao Property Holdings Ltd 6.625% due 01/14/20 ~	245,000	246,225
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	200,000	209,000
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	300,000	305,640
12.500% due 10/16/17 ~	255,000	284,325
Times Property Holdings Ltd 12.625% due 03/21/19 ~	220,000	232,179
Yuzhou Properties Co Ltd
8.625% due 01/24/19 ~	200,000	197,130
11.750% due 10/25/17 ~	215,000	237,037

		6,293,677

Chile - 0.4%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	125,855
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	100,000	102,974
3.875% due 11/03/21 ~	200,000	205,578
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	107,280
6.250% due 07/08/19 ~	120,000	135,436

		677,123

Colombia - 0.5%

Colombia Telecomunicaciones SA ESP 5.375% due 09/27/22 ~	350,000	352,625
Ecopetrol SA 7.625% due 07/23/19	50,000	59,610
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 238,000,000	128,085
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	67,193
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	242,000,000	126,749

		734,262

Costa Rica - 0.1%

Instituto Costarricense de Electricidad 6.950% due 11/10/21 ~	$200,000	213,000

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	225,500

Hong Kong - 0.3%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	205,442
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	168,936
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$100,000	106,544

		480,922

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
India - 0.1%

Export-Import Bank of India 4.000% due 01/14/23 ~	$215,000	$214,422

Indonesia - 0.3%

P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	240,000	159,600
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	192,000
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	209,500

		561,100

Ireland - 2.0%

Alfa Bank OJSC
7.500% due 09/26/19 ~	420,000	414,265
7.750% due 04/28/21 ~	200,000	202,020
8.625% due 04/26/16 ~	RUB 5,000,000	121,300
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$200,000	186,500
Credit Bank of Moscow 7.700% due 02/01/18 ~	400,000	392,500
Rosneft Oil Co 4.199% due 03/06/22 ~	400,000	344,500
Vimpel Communications 7.748% due 02/02/21 ~	400,000	414,000
Vnesheconombank
5.450% due 11/22/17 ~	150,000	149,625
6.025% due 07/05/22 ~	200,000	191,250
6.800% due 11/22/25 ~	370,000	364,450
6.902% due 07/09/20 ~	430,000	436,450

		3,216,860

Kazakhstan - 2.2%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	420,000	399,000
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 245,000	318,732
7.500% due 11/29/16 ~	$280,000	283,500
8.000% due 11/03/15 ~	180,000	183,600
8.500% due 05/11/18 ~	260,000	263,250
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	200,000	192,740
5.750% due 04/30/43 ~	560,000	527,072
6.375% due 04/09/21 ~	200,000	216,540
7.000% due 05/05/20 ~	410,000	457,970
9.125% due 07/02/18 ~	130,000	152,587
11.750% due 01/23/15 ~	200,000	206,340
Zhaikmunai LLP 7.125% due 11/13/19 ~	435,000	457,837

		3,659,168

Luxembourg - 2.0%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 300,000	110,305
Gazprom Neft OAO
4.375% due 09/19/22 ~	$200,000	173,250
6.000% due 11/27/23 ~	200,000	190,020
Gazprom OAO
4.950% due 02/06/28 ~	300,000	268,500
8.625% due 04/28/34 ~	45,000	52,651
MHP SA
8.250% due 04/02/20 ~	700,000	600,390
10.250% due 04/29/15 ~	200,000	196,040
Millicom International Cellular SA 6.625% due 10/15/21 ~	275,000	286,687
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	346,500

	Principal Amount	Value
Puma International Financing SA 6.750% due 02/01/21 ~	$400,000	$412,100
Sberbank of Russia 5.500% due 02/26/24 § ~	200,000	181,500
TMK OAO
6.750% due 04/03/20 ~	255,000	230,775
7.750% due 01/27/18 ~	300,000	302,250

		3,350,968

Malaysia - 0.2%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	110,605
Petronas Capital Ltd
5.250% due 08/12/19 ~	100,000	112,052
7.875% due 05/22/22 ~	115,000	149,818

		372,475

Mexico - 1.3%

America Movil SAB de CV 6.450% due 12/05/22	MXN 2,900,000	210,072
Cemex SAB de CV
5.700% due 01/11/25 ~	$200,000	192,340
5.875% due 03/25/19 ~	200,000	201,500
6.500% due 12/10/19 ~	325,000	336,375
Comision Federal de Electricidad
4.875% due 05/26/21 ~	200,000	213,100
5.750% due 02/14/42 ~	200,000	212,500
Petroleos Mexicanos
5.500% due 06/27/44	55,000	56,404
5.750% due 03/01/18	60,000	66,600
6.000% due 03/05/20	45,000	51,412
6.500% due 06/02/41	310,000	360,127
7.190% due 09/12/24 ~	MXN 1,750,000	131,912
8.000% due 05/03/19	$110,000	134,145

		2,166,487

Netherlands - 3.1%

Ajecorp BV 6.500% due 05/14/22 ~	235,000	215,143
FBN Finance Co BV
8.000% due 07/23/21 § ~	200,000	202,250
8.250% due 08/07/20 § ~	280,000	287,759
Hyva Global BV 8.625% due 03/24/16 ~	200,000	203,740
Indo Energy Finance II BV 6.375% due 01/24/23 ~	235,000	183,888
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	100,000	108,554
Majapahit Holding BV
7.750% due 10/17/16 ~	110,000	122,237
7.750% due 01/20/20 ~	100,000	116,250
8.000% due 08/07/19 ~	100,000	117,250
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	195,100
8.375% due 05/09/18 ~	205,000	211,150
Metinvest BV
8.750% due 02/14/18 ~	700,000	483,000
10.250% due 05/20/15 ~	360,000	281,772
New World Resources NV 7.875% due 05/01/18 ~	EUR 450,000	302,461
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	$200,000	202,000
Polish Television Holding BV 11.000% PIK due 01/15/21 ~	EUR 225,000	336,336
VimpelCom Holdings BV
5.950% due 02/13/23 ~	$410,000	378,225
7.504% due 03/01/22 ~	525,000	537,469
9.000% due 02/13/18 ~	RUB 5,000,000	119,917
VTR Finance BV 6.875% due 01/15/24 ~	$500,000	518,750

		5,123,251

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Nigeria - 0.1%

Access Bank PLC 9.250% due 06/24/21 § ~	$200,000	$208,000

Paraguay - 0.1%

Telefonica Celular del Paraguay SA 6.750% due 12/13/22 ~	225,000	234,113

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	220,500
Petron Corp 7.000% due 11/10/17	PHP 5,000,000	117,134
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	$100,000	119,000
7.390% due 12/02/24 ~	200,000	255,500

		712,134

Singapore - 0.2%

Berau Capital Resources Pte Ltd 12.500% due 07/08/15 ~	100,000	78,000
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	200,000	217,500

		295,500

South Africa - 0.4%

Edcon Proprietary Ltd
9.500% due 03/01/18 ~	EUR 275,000	291,766
9.500% due 03/01/18 ~	225,000	236,586
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	193,928

		722,280

Spain - 0.2%

CEMEX Espana SA 9.875% due 04/30/19 ~	$210,000	234,150

Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	117,865

United Arab Emirates - 0.4%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 500,000	151,622
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$61,750	67,925
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	100,000	122,000
Emirates Airline
4.500% due 02/06/25 ~	100,000	99,500
5.125% due 06/08/16 ~	200,000	210,872

		651,919

United Kingdom - 2.6%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	97,028
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	$400,000	367,000
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	207,500
Genel Energy Finance PLC 7.500% due 05/14/19	200,000	198,500

	Principal Amount	Value
Oschadbank
8.250% due 03/10/16 ~	$200,000	$158,040
8.875% due 03/20/18 ~	200,000	153,540
Sea Trucks Group 9.000% due 03/26/18 ~	445,000	421,081
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	200,000	212,106
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	210,453
Trillion Chance Ltd 8.500% due 01/10/19 ~	200,000	195,716
Tullow Oil PLC 6.000% due 11/01/20 ~	235,000	236,187
Ukreximbank 8.750% due 01/22/18 ~	240,000	184,248
Vedanta Resources PLC
6.000% due 01/31/19 ~	315,000	319,725
7.125% due 05/31/23 ~	315,000	324,056
8.250% due 06/07/21 ~	240,000	265,650
9.500% due 07/18/18 ~	350,000	402,500
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	225,000	230,062

		4,183,392

United States - 0.3%

Cemex Finance LLC 9.375% due 10/12/22 ~	440,000	498,300

Venezuela - 0.6%

Petroleos de Venezuela SA
4.900% due 10/28/14	740,722	727,759
5.250% due 04/12/17 ~	87,000	60,900
5.375% due 04/12/27 ~	76,000	38,076
9.750% due 05/17/35 ~	236,000	150,450
12.750% due 02/17/22 ~	90,000	75,263

		1,052,448

Total Corporate Bonds & Notes (Cost $42,388,450)		41,193,956

SENIOR LOAN NOTES - 1.1%

Dubai - 1.1%

Dubai World International
Term A
1.000% due 09/30/15 §	458,613	375,298
Term B
1.000% PIK due 09/30/18 §	1,724,311	1,411,061

		1,786,359

Total Senior Loan Notes (Cost $1,829,548)		1,786,359

FOREIGN GOVERNMENT BONDS & NOTES - 57.1%

Argentina - 0.6%

Argentina Boden 7.000% due 10/03/15	685,100	640,568
Argentine Republic Government
2.500% due 12/31/38	622,217	337,553
8.280% due 12/31/33 Ω	42,221	35,677
8.750% due 06/02/17	8,777	7,790

		1,021,588

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	205,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Belarus - 0.7%

Republic of Belarus
8.750% due 08/03/15 ~	$560,000	$574,112
8.950% due 01/26/18 ~	560,000	598,500

		1,172,612

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	100,000	102,750

Brazil - 7.4%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	191,887
Brazil Letras do Tesouro Nacional 12.431% due 01/01/17	BRL 9,380,000	2,943,563
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	4,023,000	1,533,237
10.000% due 01/01/23	10,430,000	3,901,666
10.000% due 01/01/25	7,490,000	2,744,193
Brazilian Government
2.625% due 01/05/23	$200,000	180,500
4.250% due 01/07/25	375,000	371,719
4.875% due 01/22/21	100,000	106,800
5.875% due 01/15/19	90,000	101,700
8.875% due 04/15/24	50,000	68,375

		12,143,640

Chile - 0.1%

Chile Government 6.000% due 01/01/20 ~	CLP 60,000,000	109,378

Colombia - 3.8%

Colombia Government
4.375% due 03/21/23	COP 38,000,000	16,260
6.125% due 01/18/41	$340,000	400,010
6.125% due 01/18/41	190,000	223,535
7.375% due 01/27/17	100,000	113,500
7.375% due 03/18/19	240,000	287,400
7.375% due 09/18/37	200,000	268,500
7.750% due 04/14/21	COP 772,000,000	415,737
8.125% due 05/21/24	$240,000	319,200
9.850% due 06/28/27	COP 227,000,000	141,985
11.750% due 02/25/20	$202,000	287,850
12.000% due 10/22/15	COP 305,000,000	161,500
Colombian TES
6.000% due 04/28/28	2,133,900,000	943,766
7.000% due 09/11/19	595,900,000	307,241
7.000% due 05/04/22	2,958,900,000	1,488,411
7.500% due 08/26/26	784,400,000	398,910
10.000% due 07/24/24	799,400,000	482,590

		6,256,395

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	185,500
4.375% due 04/30/25 ~	290,000	264,625
5.625% due 04/30/43 ~	90,000	77,850

		527,975

Croatia - 0.7%

Croatia Government
6.250% due 04/27/17 ~	200,000	213,000
6.375% due 03/24/21 ~	240,000	261,600
6.625% due 07/14/20 ~	350,000	386,750
6.750% due 11/05/19 ~	200,000	221,500

		1,082,850

	Principal Amount	Value
Dominican Republic - 0.5%

Dominican Republic
5.875% due 04/18/24 ~	$160,000	$165,600
6.600% due 01/28/24 ~	100,000	107,500
7.450% due 04/30/44 ~	130,000	140,400
7.500% due 05/06/21 ~	350,000	395,500

		809,000

Ecuador - 0.3%

Ecuador Government
7.950% due 06/20/24 ~	400,000	418,000
9.375% due 12/15/15 ~	100,000	105,500

		523,500

Egypt - 0.2%

Egypt Government 5.750% due 04/29/20 ~	300,000	315,810

El Salvador - 0.3%

El Salvador Government
5.875% due 01/30/25 ~	165,000	162,938
6.375% due 01/18/27 ~	30,000	30,150
7.650% due 06/15/35 ~	195,000	208,163
8.250% due 04/10/32 ~	50,000	58,125

		459,376

Gabon - 0.3%

Gabonese Republic 6.375% due 12/12/24 ~	400,000	428,000

Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	200,000	224,000

Guatemala - 0.1%

Guatemala Government 4.875% due 02/13/28 ~	200,000	205,500

Hungary - 2.5%

Hungary Government
4.125% due 02/19/18	264,000	273,406
4.750% due 02/03/15	81,000	82,064
5.375% due 02/21/23	480,000	508,800
5.375% due 03/25/24	254,000	268,605
5.750% due 11/22/23	500,000	544,375
6.000% due 11/24/23	HUF 77,750,000	350,949
6.250% due 01/29/20	$316,000	352,735
6.500% due 06/24/19	HUF 36,920,000	168,597
6.750% due 11/24/17	145,800,000	664,088
7.000% due 06/24/22	62,840,000	299,494
7.625% due 03/29/41	$416,000	532,480

		4,045,593

Indonesia - 2.4%

Indonesia Government
4.875% due 05/05/21 ~	200,000	209,000
5.875% due 03/13/20 ~	100,000	110,125
6.875% due 01/17/18 ~	375,000	424,219
11.625% due 03/04/19 ~	200,000	267,000
Indonesia Treasury
5.250% due 05/15/18	IDR 1,414,000,000	105,784
6.250% due 04/15/17	3,557,000,000	282,532
6.625% due 05/15/33	2,830,000,000	183,774
7.000% due 05/15/27	1,249,000,000	89,157
8.375% due 03/15/24	6,346,000,000	518,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
8.375% due 03/15/34	IDR 6,439,000,000	$500,624
9.000% due 03/15/29	10,289,000,000	861,316
10.500% due 08/15/30	1,249,000,000	117,719
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	$200,000	221,500

		3,891,601

Iraq - 0.1%

Republic of Iraq 5.800% due 01/15/28 ~	280,000	252,700

Ivory Coast - 1.1%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	373,913
5.750% due 12/31/32 § ~	1,500,000	1,438,125

		1,812,038

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	100,000	102,819

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24	200,000	210,900

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	295,875

Lebanon - 1.2%

Lebanon Government
4.100% due 06/12/15 ~	188,000	189,230
5.150% due 11/12/18 ~	50,000	50,500
5.450% due 11/28/19 ~	100,000	101,395
6.000% due 01/27/23 ~	70,000	70,805
6.100% due 10/04/22 ~	463,000	473,418
6.375% due 03/09/20	259,000	271,950
6.600% due 11/27/26 ~	490,000	503,475
8.250% due 04/12/21 ~	274,000	316,141

		1,976,914

Lithuania - 0.7%

Lithuania Government
5.125% due 09/14/17 ~	100,000	109,750
6.125% due 03/09/21 ~	290,000	336,037
6.625% due 02/01/22 ~	200,000	238,750
7.375% due 02/11/20 ~	380,000	459,800

		1,144,337

Malaysia - 2.6%

Malaysia Government
3.394% due 03/15/17	MYR 2,082,000	633,523
3.418% due 08/15/22	1,500,000	443,509
3.492% due 03/31/20	1,740,000	523,743
3.502% due 05/31/27	140,000	39,747
3.580% due 09/28/18	1,390,000	423,753
3.654% due 10/31/19	2,019,000	614,740
4.012% due 09/15/17	1,745,000	538,740
4.048% due 09/30/21	1,212,000	374,857
4.160% due 07/15/21	728,000	226,063
4.181% due 07/15/24	433,000	134,721
4.378% due 11/29/19	219,000	68,851
4.392% due 04/15/26	380,000	118,705

	Principal Amount	Value
4.498% due 04/15/30	MYR 140,000	$44,080
5.248% due 09/15/28	180,000	60,644

		4,245,676

Mexico - 3.7%

Mexican Bonos
7.500% due 06/03/27	MXN 13,070,000	1,066,505
7.750% due 05/29/31	12,280,000	1,011,623
7.750% due 11/13/42	3,350,000	273,908
8.500% due 05/31/29	12,210,000	1,073,807
8.500% due 11/18/38	3,160,000	279,115
10.000% due 12/05/24	2,020,000	194,580
10.000% due 11/20/36	4,700,000	474,053
Mexican Udibonos 4.000% due 11/15/40 ^	8,700,100	693,008
Mexico Government
4.750% due 03/08/44	$170,000	169,575
5.750% due 10/12/10	120,000	124,500
5.950% due 03/19/19	180,000	205,920
6.050% due 01/11/40	112,000	132,720
6.750% due 09/27/34	340,000	433,500

		6,132,814

Morocco - 0.3%

Morocco Government
4.250% due 12/11/22 ~	300,000	299,310
5.500% due 12/11/42 ~	200,000	200,000

		499,310

Nigeria - 0.1%

Nigeria Government 16.000% due 06/29/19	NGN 30,160,000	210,853

Pakistan - 0.6%

Pakistan Government
6.875% due 06/01/17 ~	$150,000	154,125
7.125% due 03/31/16 ~	100,000	101,770
7.250% due 04/15/19 ~	400,000	405,500
8.250% due 04/15/24 ~	400,000	402,000

		1,063,395

Panama - 0.4%

Panama Government
4.300% due 04/29/53	40,000	34,700
6.700% due 01/26/36	270,000	332,775
8.875% due 09/30/27	90,000	128,925
9.375% due 04/01/29	70,000	104,125

		600,525

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	204,700

Peru - 1.2%

Peruvian Government
6.850% due 02/12/42 ~	PEN 188,000	65,823
6.900% due 08/12/37 ~	769,000	269,218
6.950% due 08/12/31 ~	106,000	38,181
7.125% due 03/30/19	$40,000	47,800
7.350% due 07/21/25	408,000	533,460
8.200% due 08/12/26 ~	PEN 1,317,000	543,833
8.750% due 11/21/33	$290,000	442,250

		1,940,565

Philippines - 1.2%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	220,322
4.000% due 01/15/21	$380,000	401,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
4.950% due 01/15/21	PHP 5,000,000	$116,846
6.250% due 01/14/36	10,000,000	239,820
7.750% due 01/14/31	$320,000	446,000
9.500% due 02/02/30	297,000	464,434
10.625% due 03/16/25	100,000	157,500

		2,046,297

Poland - 2.4%

Poland Government
2.750% due 08/25/23 ^	PLN 294,795	97,937
3.000% due 08/24/16 ^	515,886	161,246
3.000% due 03/17/23	$38,000	36,836
3.250% due 07/25/25	PLN 1,193,000	367,260
4.000% due 10/25/23	1,475,000	481,287
4.750% due 04/25/17	171,000	55,130
5.000% due 03/23/22	$139,000	153,074
5.250% due 10/25/20	PLN 496,000	172,390
5.500% due 10/25/19	1,021,000	353,951
5.750% due 10/25/21	1,104,000	397,094
5.750% due 09/23/22	3,079,000	1,119,403
5.750% due 04/25/29	210,000	81,734
6.375% due 07/15/19	$336,000	395,640

		3,872,982

Romania - 1.2%

Romania Government
4.375% due 08/22/23 ~	604,000	620,761
4.750% due 06/24/19	RON 110,000	33,338
5.600% due 11/28/18	110,000	34,437
5.750% due 04/29/20	340,000	106,735
5.900% due 07/26/17	720,000	222,498
5.950% due 06/11/21	60,000	19,287
6.125% due 01/22/44 ~	$70,000	80,611
6.750% due 02/07/22 ~	682,000	809,023

		1,926,690

Russia - 1.9%

Russian Federal
6.200% due 01/31/18	RUB 6,065,000	140,765
6.400% due 05/27/20	12,112,000	274,410
6.700% due 05/15/19	3,982,000	91,054
6.800% due 12/11/19	11,438,000	263,014
7.000% due 01/25/23	10,450,000	231,164
7.000% due 08/16/23	3,521,000	77,416
7.050% due 01/19/28	13,072,000	276,653
7.400% due 06/14/17	10,263,000	248,307
7.500% due 03/15/18	6,121,000	147,243
7.500% due 02/27/19	13,077,000	310,412
7.600% due 04/14/21	21,295,000	498,278
7.600% due 07/20/22	7,183,000	165,806
8.150% due 02/03/27	4,094,000	96,053
Russian Foreign 7.500% due 03/31/30 § ~	$242,490	272,251

		3,092,826

Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	200,000	234,000

Serbia - 0.5%

Republic of Serbia
5.875% due 12/03/18 ~	200,000	209,500
7.250% due 09/28/21 ~	600,000	671,628

		881,128

South Africa - 5.6%

South Africa Government
5.500% due 03/09/20	300,000	324,375
5.875% due 05/30/22	300,000	333,000

	Principal Amount	Value
6.250% due 03/31/36	ZAR 4,408,300	$293,608
6.500% due 02/28/41	3,728,340	248,895
6.875% due 05/27/19	$310,000	353,437
7.000% due 02/28/31	ZAR 17,901,030	1,349,448
7.750% due 02/28/23	15,570,960	1,349,686
8.000% due 12/21/18	14,224,240	1,282,378
8.000% due 01/31/30	4,891,330	407,360
8.250% due 09/15/17	17,159,350	1,563,391
8.500% due 01/31/37	1,800,000	152,948
8.750% due 02/28/48	2,068,000	178,945
10.500% due 12/21/26	12,893,010	1,331,334

		9,168,805

Sri Lanka - 0.2%

Sri Lanka Government 6.250% due 10/04/20 ~	$240,000	256,200

Thailand - 2.1%

Thailand Government
1.200% due 07/14/21 ^ ~	THB 14,741,611	444,035
1.250% due 03/12/28 ^ ~	6,606,912	188,633
3.625% due 06/16/23	27,973,000	880,333
3.650% due 12/17/21	12,110,000	384,100
3.875% due 06/13/19	48,140,000	1,548,294

		3,445,395

Turkey - 4.7%

Turkey Government
3.000% due 02/23/22 ^	TRY 2,181,007	1,018,867
4.000% due 04/01/20 ^	947,482	460,308
4.875% due 04/16/43	$200,000	181,400
5.625% due 03/30/21	100,000	106,750
5.750% due 03/22/24	200,000	213,340
6.750% due 04/03/18	570,000	632,700
6.750% due 05/30/40	110,000	125,153
6.875% due 03/17/36	190,000	218,510
7.000% due 09/26/16	110,000	120,531
7.000% due 03/11/19	100,000	112,375
7.000% due 06/05/20	25,000	28,408
7.100% due 03/08/23	TRY 1,832,550	686,235
7.375% due 02/05/25	$295,000	351,050
7.500% due 07/14/17	120,000	134,850
7.500% due 11/07/19	100,000	115,150
8.300% due 06/20/18	TRY 1,409,550	594,704
8.500% due 09/14/22	1,258,320	514,316
8.800% due 09/27/23	1,466,580	608,458
9.000% due 07/24/24	600,000	252,619
9.500% due 01/12/22	978,590	426,203
10.400% due 03/27/19	1,197,390	541,746
10.400% due 03/20/24	560,000	256,441

		7,700,114

Ukraine - 0.9%

Ukraine Government
7.500% due 04/17/23 ~	$460,000	388,217
7.750% due 09/23/20 ~	100,000	86,145
7.800% due 11/28/22 ~	300,000	258,810
7.950% due 02/23/21 ~	200,000	171,250
9.250% due 07/24/17 ~	650,000	574,437

		1,478,859

United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	200,000	187,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Uruguay - 1.2%

Uruguay Government
3.700% due 06/26/37 ^	UYU 3,972,231	$166,661
4.125% due 11/20/45	$177,374	151,211
4.250% due 04/05/27 ^	UYU 6,918,273	309,215
4.375% due 12/15/28 ^	7,101,194	323,063
4.500% due 08/14/24 ^	$329,235	345,697
5.000% due 09/14/18 ^	UYU 1,103,648	48,549
7.625% due 03/21/36	$162,000	215,865
7.875% PIK due 01/15/33	258,000	347,010

		1,907,271

Venezuela - 1.7%

Venezuela Government
5.750% due 02/26/16 ~	50,000	42,750
6.000% due 12/09/20 ~	62,000	38,595
7.650% due 04/21/25	70,000	43,400
7.750% due 10/13/19 ~	215,000	149,962
8.250% due 10/13/24 ~	107,000	68,748
8.500% due 10/08/14	316,000	312,682
9.000% due 05/07/23 ~	200,000	136,000
9.250% due 09/15/27	185,000	128,113
9.250% due 05/07/28 ~	219,000	145,088
11.750% due 10/21/26 ~	952,700	741,201
11.950% due 08/05/31 ~	1,035,300	799,769
12.750% due 08/23/22 ~	237,000	198,488

		2,804,796

Vietnam - 0.3%

Vietnam Government
6.750% due 01/29/20 ~	300,000	340,875
6.875% due 01/15/16 ~	100,000	106,375

		447,250

Total Foreign Government Bonds & Notes (Cost $97,209,942)		93,667,602

SHORT-TERM INVESTMENTS - 15.3%

Foreign Government Issues - 0.5%

Nigeria OMO Bills (Nigeria)
10.731% due 11/27/14	NGN 52,900,000	318,706
Nigeria Treasury Bills (Nigeria)
10.858% due 10/09/14	36,000,000	219,272
10.031% due 10/23/14	26,300,000	159,545
10.411% due 11/06/14	33,100,000	199,968

		897,491

	Shares	Value
Money Market Fund - 14.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	24,324,620	$24,324,620

Total Short-Term Investments (Cost $25,230,787)		25,222,111

TOTAL INVESTMENTS - 98.6% (Cost $166,658,727)		161,870,028

OTHER ASSETS & LIABILITIES, NET - 1.4%		2,249,110

NET ASSETS - 100.0%		$164,119,138

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	57.1%
Corporate Bonds & Notes	25.1%
Short-Term Investments	15.3%
Others (each less than 3.0%)	1.1%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	An investment with a value of $35,677 or less than 0.1% of the fund’s net assets was in default as of September 30, 2014.

(d)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,156,754	USD	2,135,302	10/14	BRC	($29,782)
BRL	3,044,547	USD	1,332,114	10/14	HSB	(89,016)
BRL	673,648	USD	288,500	10/14	MER	(13,448)
BRL	3,313,974	USD	1,340,000	11/14	BNP	460
BRL	1,165,600	USD	470,000	11/14	BRC	1,470
BRL	953,238	USD	390,000	11/14	MSC	(4,427)
CLP	48,241,215	USD	81,180	10/14	BNP	(748)
CLP	243,624,137	USD	425,396	10/14	DUB	(19,203)
CLP	1,088,088,750	USD	1,845,000	10/14	GSC	(26,958)
CLP	72,298,372	USD	125,370	10/14	MER	(4,827)
CLP	54,029,700	USD	90,000	10/14	MER	83
CLP	33,270,000	USD	56,843	10/14	SCB	(1,372)
CLP	1,088,088,750	USD	1,799,237	01/15	UBS	719

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNH	8,448,820	USD	1,365,000	03/15	HSB	($13,418)
CNH	3,847,871	USD	608,455	03/15	HSB	7,100
CNH	5,632,467	USD	903,413	03/15	SCB	(3,256)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(16,130)
CNH	5,705,178	USD	894,579	03/17	SCB	(6,769)
CNY	1,175,507	USD	190,860	10/14	BNP	63
CNY	800,150	USD	130,000	10/14	JPM	(42)
CNY	1,000,000	USD	162,048	10/14	JPM	369
CNY	4,788,488	USD	772,730	10/14	MSC	5,003
CNY	20,490,291	USD	3,318,266	10/14	UBS	9,710
COP	207,380,250	USD	104,500	10/14	BNP	(2,366)
COP	466,302,000	USD	230,000	10/14	CSF	(347)
COP	471,649,011	USD	252,096	10/14	JPM	(19,810)
COP	2,025,791,781	USD	1,073,580	10/14	MER	(75,882)
COP	3,179,809,483	USD	1,617,946	10/14	SCB	(50,160)
CZK	7,076,006	USD	338,403	10/14	BRC	(13,197)
CZK	16,686,330	USD	819,484	10/14	CIT	(52,596)
EUR	53,578	USD	69,462	10/14	BNP	(1,784)
EUR	154,458	USD	205,141	10/14	BRC	(10,033)
EUR	2,463,491	USD	3,195,119	10/14	DUB	(82,938)
EUR	57,958	USD	77,625	10/14	GSC	(4,414)
EUR	730,135	USD	974,454	10/14	MER	(52,166)
EUR	1,006,977	USD	1,306,743	10/14	UBS	(34,608)
GBP	53,213	USD	86,845	10/14	GSC	(590)
HUF	80,403,063	USD	351,397	10/14	BNP	(24,716)
HUF	200,743,733	USD	856,262	10/14	BRC	(40,884)
HUF	7,336,974	USD	30,000	10/14	MER	(199)
IDR	3,260,452,359	USD	271,070	10/14	BNP	(4,967)
IDR	5,289,110,755	USD	447,736	10/14	HSB	(16,063)
ILS	173,845	USD	49,388	10/14	BRC	(2,178)
ILS	2,168,175	USD	632,640	10/14	MER	(43,838)
INR	8,481,488	USD	138,090	10/14	DUB	(1,729)
INR	120,507,915	USD	1,962,386	10/14	HSB	(24,923)
INR	112,746,000	USD	1,849,205	10/14	SCB	(36,534)
INR	31,870,640	USD	513,711	11/14	ANZ	(4,483)
INR	9,304,500	USD	150,000	11/14	CIT	(1,333)
INR	16,570,452	USD	268,870	11/14	DUB	(4,108)
INR	24,660,000	USD	398,513	12/14	BNP	(7,300)
INR	16,516,259	USD	266,800	12/14	CIT	(4,782)
KRW	104,440,000	USD	100,000	10/14	JPM	(1,177)
KRW	994,700,000	USD	964,717	10/14	UBS	(23,516)
KRW	3,623,866,350	USD	3,494,567	11/14	BRC	(69,390)
KRW	209,526,912	USD	202,090	11/14	CIT	(4,051)
MXN	3,407,626	USD	258,310	10/14	BNP	(5,169)
MXN	12,592,956	USD	963,734	10/14	BRC	(28,247)
MXN	28,723,383	USD	2,204,996	10/14	CIT	(71,235)
MXN	3,372,600	USD	256,423	10/14	DUB	(5,884)
MXN	24,215,040	USD	1,827,560	10/14	GSC	(28,708)
MXN	3,486,757	USD	260,000	10/14	JPM	(981)
MXN	12,794,321	USD	972,673	10/14	MER	(22,227)
MXN	27,895,368	USD	2,135,449	10/14	UBS	(63,198)
MYR	4,010,772	USD	1,252,621	10/14	JPM	(32,742)
MYR	2,926,241	USD	913,879	11/14	DUB	(25,337)
MYR	2,700,000	USD	827,967	12/14	UBS	(10,077)
PEN	490,268	USD	173,700	10/14	CIT	(5,080)
PEN	292,766	USD	103,781	10/14	MSC	(3,089)
PEN	142,023	USD	48,497	11/14	DUB	278
PEN	523,801	USD	179,138	11/14	MER	749
PEN	123,981	USD	42,271	11/14	MSC	307
PHP	23,733,880	USD	548,000	10/14	ANZ	(19,550)
PHP	747,212	USD	16,631	10/14	BNP	7
PHP	23,010,833	USD	527,945	10/14	BRC	(15,594)
PHP	10,596,000	USD	241,945	10/14	DUB	(6,019)
PHP	25,907,000	USD	582,088	11/14	ANZ	(5,689)
PHP	4,040,100	USD	90,000	11/14	JPM	(113)
PLN	1,965,605	USD	598,631	10/14	BNP	(5,966)
PLN	2,481,895	USD	783,773	10/14	BRC	(35,437)
PLN	1,000,000	USD	322,622	10/14	CIT	(21,105)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PLN	1,060,166	USD	325,633	10/14	DUB	($5,888)
PLN	1,640,000	USD	530,170	10/14	GSC	(35,680)
PLN	690,386	USD	210,000	10/14	MER	(1,836)
PLN	3,345,093	USD	1,068,800	10/14	MSC	(60,195)
PLN	2,268,010	USD	712,315	11/14	ING	(29,333)
RON	2,933,236	USD	883,748	10/14	BRC	(45,832)
RON	585,231	USD	171,620	10/14	CIT	(4,441)
RON	1,075,998	USD	322,160	10/14	MER	(14,788)
RUB	64,759,934	USD	1,773,890	10/14	BRC	(149,225)
RUB	37,767,407	USD	1,008,073	10/14	CSF	(60,582)
RUB	9,871,400	USD	250,000	10/14	MSC	(2,351)
RUB	17,173,538	USD	465,105	11/14	MSC	(36,739)
RUB	47,866,644	USD	1,222,491	12/14	MSC	(35,770)
SGD	4,650,906	USD	3,680,825	11/14	DUB	(35,158)
SGD	152,448	USD	120,000	11/14	GSC	(502)
SGD	156,578	USD	124,160	11/14	JPM	(1,424)
THB	24,474,380	USD	762,000	10/14	BRC	(8,372)
THB	4,045,124	USD	125,479	10/14	DUB	(919)
THB	3,753,180	USD	116,000	10/14	JPM	(430)
THB	4,500,864	USD	139,518	10/14	MER	(925)
THB	24,191,025	USD	750,000	10/14	MSC	(5,097)
THB	15,839,000	USD	489,311	11/14	ANZ	(2,183)
THB	15,547,412	USD	485,857	11/14	BRC	(7,697)
THB	12,947,100	USD	404,344	11/14	GSC	(6,157)
THB	4,705,717	USD	145,180	12/14	BRC	(668)
THB	17,900,500	USD	552,093	12/14	GSC	(2,371)
TRY	413,550	USD	180,000	10/14	DUB	94
TRY	1,569,643	USD	718,753	10/14	HSB	(35,201)
TRY	2,743,393	USD	1,257,640	10/14	MER	(62,941)
TRY	518,489	USD	233,008	11/14	HSB	(8,675)
TWD	5,486,537	USD	181,700	10/14	JPM	(1,303)
TWD	50,598,200	USD	1,675,160	10/14	UBS	(11,492)
TWD	33,723,929	USD	1,116,502	11/14	HSB	(7,302)
USD	2,075,000	BRL	4,937,354	10/14	HSB	59,062
USD	1,723,080	BRL	3,937,593	10/14	MSC	115,347
USD	2,116,546	BRL	5,156,754	11/14	BRC	30,706
USD	1,427,260	BRL	3,529,613	11/14	CSF	(423)
USD	1,820,000	BRL	4,401,761	11/14	CSF	39,544
USD	418,828	BRL	1,023,281	11/14	MSC	4,924
USD	1,817,115	CLP	1,088,088,750	10/14	UBS	(926)
USD	1,977,351	CNH	12,296,691	03/15	HSB	10,215
USD	905,178	CNH	5,632,467	03/15	SCB	5,020
USD	598,192	CNH	3,847,871	03/17	HSB	(787)
USD	1,365,000	CNH	8,579,360	03/17	HSB	29,492
USD	903,413	CNH	5,705,178	03/17	SCB	15,603
USD	1,127,401	COP	2,183,217,269	10/14	CSF	52,171
USD	509,968	COP	971,029,233	10/14	DUB	31,738
USD	237,659	COP	482,804,419	10/14	GSC	(121)
USD	1,215,032	COP	2,364,994,417	10/14	GSC	48,541
USD	236,853	COP	458,488,766	10/14	HSB	11,049
USD	716,200	COP	1,444,252,500	10/14	SCB	4,908
USD	1,160,000	CZK	23,863,143	10/14	BRC	63,273
USD	435,148	EUR	338,304	10/14	BNP	7,775
USD	3,627,277	EUR	2,737,224	10/14	BRC	169,365
USD	762,905	EUR	560,118	10/14	DUB	55,377
USD	101,958	EUR	80,000	10/14	GSC	893
USD	751,285	EUR	551,758	10/14	HSB	54,318
USD	9,133,407	EUR	6,945,762	10/14	MER	358,735
USD	2,978,870	EUR	2,270,035	11/14	CIT	110,509
USD	2,035,274	EUR	1,545,103	11/14	MER	82,918
USD	3,058,781	EUR	2,330,539	11/14	UBS	113,968
USD	780,042	GBP	455,874	10/14	DUB	41,096
USD	19,650	HUF	4,834,056	10/14	BNP	15
USD	40,329	HUF	9,779,828	10/14	CIT	605
USD	510,000	HUF	118,059,900	10/14	DUB	30,318
USD	216,344	HUF	50,630,967	10/14	HSB	10,692
USD	360,000	HUF	86,583,600	10/14	JPM	8,316
USD	296,328	HUF	71,854,828	10/14	MER	4,379
USD	300,000	HUF	71,914,800	10/14	MSC	7,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	162,115	HUF	39,079,332	11/14	CIT	$3,464
USD	47,589	HUF	11,459,395	11/14	JPM	1,067
USD	70,000	IDR	828,100,000	10/14	BNP	2,414
USD	437,699	IDR	5,199,049,192	10/14	HSB	13,376
USD	911,899	IDR	10,964,400,000	10/14	JPM	17,033
USD	740,000	MXN	9,772,279	10/14	CIT	14,051
USD	189,678	MXN	2,546,242	10/14	CSF	526
USD	857,770	MXN	11,282,443	10/14	DUB	19,636
USD	743,945	MXN	9,881,040	10/14	GSC	9,916
USD	1,195,000	MXN	15,924,092	10/14	JPM	12,054
USD	2,300,000	MXN	30,849,210	10/14	MSC	8,319
USD	256,704	MYR	817,419	10/14	BRC	8,085
USD	31,876	MYR	101,747	10/14	CIT	929
USD	279,462	MYR	893,299	10/14	DUB	7,764
USD	54,728	MYR	174,675	10/14	JPM	1,600
USD	33,014	PEN	95,541	10/14	BNP	154
USD	369,632	PEN	1,052,997	10/14	DUB	7,470
USD	122,155	PLN	398,015	10/14	BNP	2,147
USD	557,895	PLN	1,743,608	10/14	CIT	32,166
USD	44,602	PLN	147,876	10/14	DUB	15
USD	72,924	PLN	240,776	10/14	MER	326
USD	448,454	PLN	1,452,033	11/14	UBS	11,193
USD	73,621	RON	250,039	11/14	JPM	2,329
USD	29,952	RON	101,723	11/14	MER	949
USD	407,648	RUB	15,420,729	10/14	CSF	20,780
USD	891,087	RUB	34,278,030	10/14	MSC	31,137
USD	253,301	TRY	581,486	10/14	BNP	74
USD	500,000	TRY	1,139,355	10/14	CIT	3,831
USD	298,796	TRY	680,208	10/14	CSF	2,577
USD	797,262	TRY	1,731,940	10/14	HSB	43,032
USD	462,727	TRY	1,042,070	10/14	MER	8,924
USD	594,203	TRY	1,303,096	11/14	BNP	30,397
USD	490,000	TRY	1,123,722	11/14	CIT	3,803
USD	1,112,924	ZAR	11,956,330	10/14	BRC	58,925
USD	318,974	ZAR	3,583,546	10/14	DUB	3,070
USD	908,703	ZAR	9,829,209	10/14	GSC	42,218
USD	359,534	ZAR	3,864,342	10/14	HSB	18,876
USD	154,307	ZAR	1,756,911	10/14	MER	(571)
USD	230,000	ZAR	2,464,910	10/14	MER	12,708
USD	800,708	ZAR	8,646,971	10/14	MSC	38,443
USD	447,166	ZAR	4,953,774	10/14	UBS	10,470
USD	251,452	ZAR	2,730,622	11/14	UBS	11,815
ZAR	10,203,949	USD	944,370	10/14	CIT	(44,850)
ZAR	2,700,573	USD	245,490	10/14	HSB	(7,423)
ZAR	5,364,268	USD	480,000	10/14	MER	(7,118)

Total Forward Foreign Currency Contracts						$21,643

(e)	Swap agreements outstanding as of September 30, 2014 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 6,800,000	($4,365)	$—	($4,365)
Brazil CETIP Interbank	HSB	Pay	11.525%	01/02/17	BRL 3,169,137	(4,918)	—	(4,918)
Brazil CETIP Interbank	HSB	Pay	12.285%	01/02/17	731,495	(7,248)	—	(7,248)
Brazil CETIP Interbank	HSB	Pay	12.303%	01/02/17	3,251,816	(32,311)	—	(32,311)
Brazil CETIP Interbank	HSB	Pay	12.490%	01/02/17	1,587,981	(12,788)	—	(12,788)
3-Month ZAR JIBAR	HSB	Pay	6.695%	01/14/17	ZAR 3,762,000	(112)	—	(112)
3-Month ZAR JIBAR	MSC	Pay	6.760%	01/17/17	3,800,000	(1,491)	—	(1,491)
3-Month ZAR JIBAR	BRC	Pay	7.115%	04/10/17	2,300,000	523	—	523
3-Month ZAR JIBAR	HSB	Pay	6.975%	08/14/17	6,800,000	(3,009)	—	(3,009)

						($65,719)	$—	($65,719)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 7,900,000,000	$663,040	$674,976	($11,936)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	3,600,000,000	372,523	427,604	(55,081)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	1,200,000,000	98,473	104,612	(6,139)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	7,841,000,000	643,428	681,711	(38,283)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	78,331	95,655	(17,324)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	2,200,000,000	179,276	198,527	(19,251)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	132,283	162,394	(30,111)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	235,294	248,989	(13,695)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	142,976	178,032	(35,056)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	18,072	22,858	(4,786)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	202,925	215,224	(12,299)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	45,580	49,765	(4,185)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	5,279,000,000	412,015	430,410	(18,395)

				$3,224,216	$3,490,757	($266,541)

Total Swap Agreements				$3,158,497	$3,490,757	($332,260)

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$41,193,956	$—	$41,193,956	$—
	Senior Loan Notes	1,786,359	—	1,786,359	—
	Foreign Government Bonds & Notes	93,667,602	—	93,667,602	—
	Short-Term Investments	25,222,111	24,324,620	897,491	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,123,244	—	2,123,244	—
	Interest Rate Contracts
	Swaps	3,224,739	—	3,224,739	—

	Total Assets - Derivatives	5,347,983	—	5,347,983	—

	Total Assets	167,218,011	24,324,620	142,893,391	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,101,601)	—	(2,101,601)	—
	Interest Rate Contracts
	Swaps	(66,242)	—	(66,242)	—

	Total Liabilities - Derivatives	(2,167,843)	—	(2,167,843)	—

	Total Liabilities	(2,167,843)	—	(2,167,843)	—

	Total	$165,050,168	$24,324,620	$140,725,548	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 14.3%

Carnival Corp (Panama)	124,522	$5,002,049
Comcast Corp ‘A’	68,331	3,674,841
Fossil Group Inc *	11,105	1,042,760
General Motors Co	138,229	4,415,034
Johnson Controls Inc	77,536	3,411,584
Kohl’s Corp	51,216	3,125,712
Newell Rubbermaid Inc	51,821	1,783,161
Target Corp	37,761	2,366,859
Time Warner Cable Inc	23,253	3,336,573
Time Warner Inc	21,582	1,623,182
Twenty-First Century Fox Inc ‘B’	98,843	3,292,460
Viacom Inc ‘B’	65,912	5,071,269

		38,145,484

Consumer Staples - 4.4%

ConAgra Foods Inc	122,272	4,039,867
CVS Health Corp	51,897	4,130,482
Mondelez International Inc ‘A’	52,240	1,790,004
Unilever NV ‘NY’ (Netherlands)	48,397	1,920,393

		11,880,746

Energy - 15.8%

BP PLC ADR (United Kingdom)	115,710	5,085,455
Chevron Corp	27,867	3,325,090
Halliburton Co	59,898	3,864,020
Murphy Oil Corp	59,731	3,399,291
Noble Corp PLC (United Kingdom)	78,336	1,740,626
Occidental Petroleum Corp	32,531	3,127,856
Paragon Offshore PLC *	9,849	60,569
QEP Resources Inc	92,683	2,852,783
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	71,380	5,434,159
Suncor Energy Inc (Canada)	145,533	5,261,018
Weatherford International PLC (Ireland) *	386,337	8,035,810

		42,186,677

Financials - 24.1%

Aflac Inc	26,406	1,538,150
Bank of America Corp	297,560	5,073,398
Citigroup Inc	221,981	11,503,055
Fifth Third Bancorp	135,327	2,709,247
JPMorgan Chase & Co	134,820	8,121,557
MetLife Inc	69,376	3,726,879
Morgan Stanley	122,751	4,243,502
State Street Corp	59,626	4,389,070
The Allstate Corp	82,736	5,077,508
The Bank of New York Mellon Corp	120,836	4,679,978
The Goldman Sachs Group Inc	13,978	2,565,941
The PNC Financial Services Group Inc	46,544	3,983,236
The Travelers Cos Inc	9,492	891,678
US Bancorp	24,133	1,009,483
Wells Fargo & Co	94,347	4,893,779

		64,406,461

Health Care - 14.2%

AbbVie Inc	31,901	1,842,602
Bristol-Myers Squibb Co	58,930	3,016,037
Cardinal Health Inc	10,894	816,178
Express Scripts Holding Co *	25,702	1,815,332
GlaxoSmithKline PLC ADR (United Kingdom)	23,417	1,076,479
Medtronic Inc	24,827	1,538,033
Merck & Co Inc	92,097	5,459,510
Novartis AG (Switzerland)	47,361	4,460,369
Pfizer Inc	132,970	3,931,923
Roche Holding AG ADR (Switzerland)	65,043	2,405,941
Sanofi ADR (France)	73,540	4,149,862

	Shares	Value
UnitedHealth Group Inc	50,067	$4,318,279
WellPoint Inc	27,013	3,231,295

		38,061,840

Industrials - 6.0%

Emerson Electric Co	42,090	2,633,992
General Electric Co	219,321	5,619,004
Honeywell International Inc	20,450	1,904,304
Ingersoll-Rand PLC (Ireland)	55,620	3,134,743
Textron Inc	77,270	2,780,947
Veritiv Corp * l	—	22

		16,073,012

Information Technology - 12.5%

Autodesk Inc *	27,732	1,528,033
Cisco Systems Inc	185,969	4,680,840
Citrix Systems Inc *	40,200	2,867,868
Corning Inc	115,827	2,240,094
eBay Inc *	79,355	4,493,874
Hewlett-Packard Co	129,948	4,609,256
Intel Corp	88,316	3,075,163
Microsoft Corp	107,261	4,972,620
Symantec Corp	133,971	3,149,658
Yahoo! Inc *	41,340	1,684,605

		33,302,011

Materials - 2.0%

Alcoa Inc	177,400	2,854,366
International Paper Co	51,766	2,471,309

		5,325,675

Telecommunication Services - 1.8%

AT&T Inc	26,391	930,019
Verizon Communications Inc	53,330	2,665,967
Vivendi SA (France) *	50,242	1,210,822

		4,806,808

Utilities - 2.1%

FirstEnergy Corp	34,662	1,163,603
PG&E Corp	39,926	1,798,267
PPL Corp	78,627	2,582,111

		5,543,981

Total Common Stocks (Cost $159,514,825)		259,732,695

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,201,697	7,201,697

Total Short-Term Investment (Cost $7,201,697)		7,201,697

TOTAL INVESTMENTS - 99.9% (Cost $166,716,522)		266,934,392

OTHER ASSETS & LIABILITIES, NET - 0.1%		195,762

NET ASSETS - 100.0%		$267,130,154

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	24.1%
Energy	15.8%
Consumer Discretionary	14.3%
Health Care	14.2%
Information Technology	12.5%
Industrials	6.0%
Consumer Staples	4.4%
Short-Term Investment	2.7%
Others (each less than 3.0%)	5.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	1,192,647	CAD	1,319,755	10/14	BRC	$14,763
USD	1,221,602	CAD	1,351,947	10/14	CIB	14,987
USD	1,192,596	CAD	1,319,756	10/14	DUB	14,711
USD	1,192,132	CAD	1,319,756	10/14	GSC	14,247
USD	1,316,164	CHF	1,230,182	10/14	BRC	27,432
USD	1,315,970	CHF	1,230,182	10/14	CIB	27,238
USD	1,316,266	CHF	1,230,182	10/14	DUB	27,533
USD	1,851,782	CHF	1,730,953	10/14	GSC	38,444
USD	2,109,269	EUR	1,629,305	10/14	BRC	51,130
USD	2,107,949	EUR	1,629,305	10/14	CIB	49,810
USD	2,109,266	EUR	1,629,305	10/14	DUB	51,127
USD	2,550,098	EUR	1,970,892	10/14	GSC	60,466
USD	2,108,212	EUR	1,629,305	10/14	RBC	50,073
USD	1,254,985	GBP	772,878	10/14	BRC	2,225
USD	1,254,458	GBP	772,878	10/14	CIB	1,699
USD	1,599,024	GBP	984,754	10/14	DUB	2,835
USD	1,254,597	GBP	772,878	10/14	GSC	1,838

Total Forward Foreign Currency Contracts						$450,558

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$38,145,484	$38,145,484	$—	$—
	Consumer Staples	11,880,746	11,880,746	—	—
	Energy	42,186,677	42,186,677	—	—
	Financials	64,406,461	64,406,461	—	—
	Health Care	38,061,840	33,601,471	4,460,369	—
	Industrials	16,073,012	16,073,012	—	—
	Information Technology	33,302,011	33,302,011	—	—
	Materials	5,325,675	5,325,675	—	—
	Telecommunication Services	4,806,808	3,595,986	1,210,822	—
	Utilities	5,543,981	5,543,981	—	—

		259,732,695	254,061,504	5,671,191	—
	Short-Term Investment	7,201,697	7,201,697	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	450,558	—	450,558	—

	Total	$267,384,950	$261,263,201	$6,121,749	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 22.2%

Amazon.com Inc *	3,617	$1,166,265
AutoZone Inc *	1,173	597,831
BorgWarner Inc	7,383	388,420
Comcast Corp ‘Special A’	40,197	2,150,540
Discovery Communications Inc ‘A’ *	8,621	325,874
Discovery Communications Inc ‘C’ *	8,621	321,391
Hilton Worldwide Holdings Inc *	19,749	486,418
L Brands Inc	11,758	787,551
Las Vegas Sands Corp	21,298	1,324,949
LVMH Moet Hennessy Louis Vuitton SA (France)	4,440	719,732
Marriott International Inc ‘A’	19,797	1,383,810
NIKE Inc ‘B’	10,077	898,868
PVH Corp	5,668	686,678
Ross Stores Inc	27,522	2,080,113
Starbucks Corp	15,238	1,149,859
The Priceline Group Inc *	2,210	2,560,462
The TJX Cos Inc	21,253	1,257,540
The Walt Disney Co	19,120	1,702,254
Tiffany & Co	6,867	661,361
Time Inc * l	—	6
Time Warner Inc	20,247	1,522,777
Tractor Supply Co	7,531	463,232
TripAdvisor Inc *	2,601	237,783
Twenty-First Century Fox Inc ‘A’	65,466	2,244,829
Urban Outfitters Inc *	3,685	135,240
VF Corp	27,339	1,805,194
Viacom Inc ‘B’	3,348	257,595
Wynn Resorts Ltd	9,856	1,843,860
Yum! Brands Inc	6,596	474,780

		29,635,212

Consumer Staples - 6.6%

Colgate-Palmolive Co	18,792	1,225,614
Constellation Brands Inc ‘A’ *	8,506	741,383
Costco Wholesale Corp	8,457	1,059,831
CVS Health Corp	13,923	1,108,132
Danone SA (France)	9,013	601,712
Diageo PLC (United Kingdom)	7,002	202,454
Mead Johnson Nutrition Co	11,366	1,093,637
Mondelez International Inc ‘A’	27,356	937,353
Pernod Ricard SA (France)	4,489	507,377
Philip Morris International Inc	8,023	669,118
The Estee Lauder Cos Inc ‘A’	8,301	620,251

		8,766,862

Energy - 4.9%

Anadarko Petroleum Corp	11,636	1,180,356
Concho Resources Inc *	2,976	373,161
Halliburton Co	13,283	856,886
Noble Energy Inc	17,963	1,227,951
Pioneer Natural Resources Co	6,773	1,334,078
Schlumberger Ltd (Netherlands)	11,644	1,184,078
Whiting Petroleum Corp *	4,236	328,502

		6,485,012

Financials - 7.8%

Affiliated Managers Group Inc *	4,612	924,060
American Express Co	19,201	1,680,856
American Tower Corp REIT	30,035	2,812,177
BlackRock Inc	2,419	794,206
Intercontinental Exchange Inc	11,745	2,290,862
MetLife Inc	7,748	416,223
Moody’s Corp	5,046	476,847
Morgan Stanley	21,482	742,633
Realogy Holdings Corp *	6,036	224,539

		10,362,403

	Shares	Value
Health Care - 19.5%

Abbott Laboratories	27,123	$1,128,046
AbbVie Inc	6,852	395,772
Actavis PLC (Ireland) *	11,218	2,706,777
Alexion Pharmaceuticals Inc *	11,135	1,846,406
Biogen Idec Inc *	8,099	2,679,230
Bristol-Myers Squibb Co	36,185	1,851,948
Celgene Corp *	18,584	1,761,392
Cerner Corp *	15,674	933,700
Covidien PLC (Ireland)	14,898	1,288,826
CR Bard Inc	2,953	421,423
Gilead Sciences Inc *	18,413	1,960,064
Isis Pharmaceuticals Inc *	3,962	153,844
McKesson Corp	7,225	1,406,491
Puma Biotechnology Inc *	2,016	480,957
Regeneron Pharmaceuticals Inc *	4,115	1,483,540
The Cooper Cos Inc	3,782	589,047
Thermo Fisher Scientific Inc	23,445	2,853,257
Valeant Pharmaceuticals International Inc (Canada) *	6,930	909,216
Vertex Pharmaceuticals Inc *	4,107	461,257
Zoetis Inc	17,742	655,567

		25,966,760

Industrials - 8.3%

AMETEK Inc	25,381	1,274,380
Colfax Corp *	10,990	626,100
Danaher Corp	37,816	2,873,260
Honeywell International Inc	13,033	1,213,633
Joy Global Inc	4,787	261,083
Kansas City Southern	4,685	567,822
Precision Castparts Corp	6,401	1,516,269
Roper Industries Inc	7,247	1,060,164
Union Pacific Corp	10,397	1,127,243
Verisk Analytics Inc ‘A’ *	8,796	535,588

		11,055,542

Information Technology - 25.6%

Adobe Systems Inc *	7,723	534,354
Alibaba Group Holding Ltd ADR (Cayman) *	460	40,871
Altera Corp	24,959	893,033
Apple Inc	16,746	1,687,160
Broadcom Corp ‘A’	14,795	598,014
Citrix Systems Inc *	9,411	671,381
Cognizant Technology Solutions Corp ‘A’ *	46,030	2,060,763
EMC Corp	91,615	2,680,655
Facebook Inc ‘A’ *	42,144	3,331,062
FleetCor Technologies Inc *	10,193	1,448,629
Google Inc ‘A’ *	6,476	3,810,543
Google Inc ‘C’ *	5,569	3,215,318
LinkedIn Corp ‘A’ *	5,838	1,213,078
MasterCard Inc ‘A’	33,049	2,442,982
Oracle Corp	52,501	2,009,738
PTC Inc *	9,509	350,882
QUALCOMM Inc	7,258	542,681
salesforce.com Inc *	30,242	1,739,822
Twitter Inc *	9,041	466,335
Visa Inc ‘A’	16,670	3,556,878
VMware Inc ‘A’ *	2,112	198,190
Yahoo! Inc *	16,994	692,506

		34,184,875

Materials - 3.4%

Airgas Inc	4,482	495,933
Ecolab Inc	5,060	581,040
Monsanto Co	15,859	1,784,296
The Sherwin-Williams Co	7,768	1,701,110

		4,562,379

Total Common Stocks (Cost $108,985,890)		131,019,045

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,033,361	$2,033,361

Total Short-Term Investment (Cost $2,033,361)		2,033,361

TOTAL INVESTMENTS - 99.8% (Cost $111,019,251)		133,052,406

OTHER ASSETS & LIABILITIES, NET - 0.2%		211,652

NET ASSETS - 100.0%		$133,264,058

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Information Technology	25.6%
Consumer Discretionary	22.2%
Health Care	19.5%
Industrials	8.3%
Financials	7.8%
Consumer Staples	6.6%
Energy	4.9%
Materials	3.4%
Others (each less than 3.0%)	1.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$29,635,212	$28,915,480	$719,732	$—
	Consumer Staples	8,766,862	7,455,319	1,311,543	—
	Energy	6,485,012	6,485,012	—	—
	Financials	10,362,403	10,362,403	—	—
	Health Care	25,966,760	25,966,760	—	—
	Industrials	11,055,542	11,055,542	—	—
	Information Technology	34,184,875	34,184,875	—	—
	Materials	4,562,379	4,562,379	—	—

		131,019,045	128,987,770	2,031,275	—
	Short-Term Investment	2,033,361	2,033,361	—	—

	Total	$133,052,406	$131,021,131	$2,031,275	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 22.6%

Comcast Corp ‘A’	58,129	$3,126,178
Delphi Automotive PLC (United Kingdom)	26,590	1,631,031
Liberty Global PLC ‘A’ (United Kingdom) *	114,546	4,872,787
McDonald’s Corp	22,146	2,099,662
Netflix Inc *	8,490	3,830,518
Starbucks Corp	34,103	2,573,412
The Home Depot Inc	20,798	1,908,008
The Priceline Group Inc *	2,712	3,142,069
The Walt Disney Co	41,509	3,695,546
Time Warner Inc	19,160	1,441,024
TripAdvisor Inc *	38,499	3,519,579
Twenty-First Century Fox Inc ‘A’	165,343	5,669,612
Vipshop Holdings Ltd ADR (Cayman) *	7,551	1,427,214
Wynn Resorts Ltd	17,012	3,182,605

		42,119,245

Consumer Staples - 2.0%

CVS Health Corp	14,189	1,129,302
Mondelez International Inc ‘A’	72,489	2,483,836

		3,613,138

Energy - 4.4%

Concho Resources Inc *	16,849	2,112,696
Gulfport Energy Corp *	28,672	1,531,085
Laredo Petroleum Inc *	42,118	943,864
Range Resources Corp	14,593	989,551
Schlumberger Ltd (Netherlands)	26,034	2,647,398

		8,224,594

Financials - 4.7%

Berkshire Hathaway Inc ‘B’ *	10,953	1,513,048
Crown Castle International Corp REIT	24,485	1,971,777
Discover Financial Services	41,009	2,640,569
Moody’s Corp	27,416	2,590,812

		8,716,206

Health Care - 22.1%

AbbVie Inc	141,543	8,175,524
Allergan Inc	12,331	2,197,261
athenahealth Inc *	3,431	451,828
Biogen Idec Inc *	8,003	2,647,473
Express Scripts Holding Co *	34,280	2,421,197
Gilead Sciences Inc *	20,394	2,170,941
Intuitive Surgical Inc *	3,403	1,571,574
Perrigo Co PLC (Ireland)	14,830	2,227,318
Regeneron Pharmaceuticals Inc *	13,947	5,028,173
United Therapeutics Corp *	43,899	5,647,606
Valeant Pharmaceuticals International Inc (Canada) *	48,550	6,369,760
Vertex Pharmaceuticals Inc *	20,350	2,285,508

		41,194,163

Industrials - 7.9%

American Airlines Group Inc	56,133	1,991,599
Emerson Electric Co	24,057	1,505,487

	Shares	Value
Pentair PLC (Ireland)	20,244	$1,325,780
Precision Castparts Corp	15,004	3,554,148
SolarCity Corp *	23,862	1,422,175
Union Pacific Corp	45,531	4,936,471

		14,735,660

Information Technology - 34.1%

Alibaba Group Holding Ltd ADR (Cayman) *	29,780	2,645,953
Alliance Data Systems Corp *	15,232	3,781,649
Apple Inc	78,246	7,883,284
Baidu Inc ADR (Cayman) *	22,114	4,825,938
Facebook Inc ‘A’ *	89,681	7,088,386
Google Inc ‘A’ *	16,056	9,447,511
LinkedIn Corp ‘A’ *	24,009	4,988,830
Qlik Technologies Inc *	35,106	949,266
salesforce.com Inc *	91,027	5,236,783
Splunk Inc *	7,015	388,351
Visa Inc ‘A’	31,506	6,722,435
VMware Inc ‘A’ *	31,945	2,997,719
Yahoo! Inc *	159,274	6,490,415

		63,446,520

Materials - 0.5%

Monsanto Co	8,377	942,496

Telecommunication Services - 0.8%

SoftBank Corp (Japan)	21,100	1,481,152

Total Common Stocks (Cost $155,890,285)		184,473,174

TOTAL INVESTMENTS - 99.1% (Cost $155,890,285)		184,473,174

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,619,421

NET ASSETS - 100.0%		$186,092,595

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Information Technology	34.1%
Consumer Discretionary	22.6%
Health Care	22.1%
Industrials	7.9%
Financials	4.7%
Energy	4.4%
Others (each less than 3.0%)	3.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	1,027,012	JPY	107,794,059	10/14	BNP	$44,002

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$42,119,245	$42,119,245	$—	$—
	Consumer Staples	3,613,138	3,613,138	—	—
	Energy	8,224,594	8,224,594	—	—
	Financials	8,716,206	8,716,206	—	—
	Health Care	41,194,163	41,194,163	—	—
	Industrials	14,735,660	14,735,660	—	—
	Information Technology	63,446,520	63,446,520	—	—
	Materials	942,496	942,496	—	—
	Telecommunication Services	1,481,152	—	1,481,152	—

		184,473,174	182,992,022	1,481,152	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	44,002	—	44,002	—

	Total	$184,517,176	$182,992,022	$1,525,154	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 15.6%

DISH Network Corp ‘A’ *	178,039	$11,497,759
SES SA FDR ‘A’ (Luxembourg)	99,675	3,445,685
Target Corp	103,648	6,496,657
The Home Depot Inc	73,035	6,700,231
Time Warner Cable Inc	57,433	8,241,061
Time Warner Inc	134,522	10,117,400
Twenty-First Century Fox Inc ‘B’	210,605	7,015,252

		53,514,045

Consumer Staples - 11.2%

Altria Group Inc	81,772	3,756,606
Anheuser-Busch InBev NV ADR (Belgium)	36,268	4,020,308
CVS Health Corp	148,118	11,788,712
Kimberly-Clark Corp	49,325	5,305,890
Lorillard Inc	97,970	5,869,383
Philip Morris International Inc	92,537	7,717,586

		38,458,485

Energy - 10.4%

Chevron Corp	64,149	7,654,259
Exxon Mobil Corp	67,960	6,391,638
Halliburton Co	117,548	7,583,021
National Oilwell Varco Inc	83,801	6,377,256
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	53,475	4,071,052
Suncor Energy Inc (Canada)	93,473	3,379,049

		35,456,275

Financials - 26.3%

American Express Co	86,852	7,603,024
American Tower Corp REIT	48,000	4,494,240
Capital One Financial Corp	53,606	4,375,322
Citigroup Inc	77,338	4,007,655
JPMorgan Chase & Co	211,799	12,758,772
Loews Corp	76,742	3,197,072
Marsh & McLennan Cos Inc	96,362	5,043,587
MetLife Inc	77,493	4,162,924
State Street Corp	85,460	6,290,711
Synchrony Financial *	149,900	3,680,045
The Bank of New York Mellon Corp	104,239	4,037,176
The Progressive Corp	77,868	1,968,503
The Travelers Cos Inc	64,658	6,073,972
US Bancorp	213,597	8,934,762
Wells Fargo & Co	260,663	13,520,590

		90,148,355

Health Care - 9.8%

Amgen Inc	43,193	6,066,889
Johnson & Johnson	59,522	6,344,450
Merck & Co Inc	115,822	6,865,928
Novartis AG ADR (Switzerland)	42,255	3,977,463
Teva Pharmaceutical Industries Ltd ADR (Israel)	78,930	4,242,487
WellPoint Inc	51,910	6,209,474

		33,706,691

Industrials - 8.6%

General Electric Co	329,293	8,436,487
Honeywell International Inc	89,974	8,378,379
Illinois Tool Works Inc	75,771	6,396,588
United Technologies Corp	57,499	6,071,894

		29,283,348

Information Technology - 10.0%

EMC Corp	212,223	6,209,645
International Business Machines Corp	21,713	4,121,779

	Shares	Value
Microsoft Corp	113,125	$5,244,475
Motorola Solutions Inc	80,560	5,097,837
Nuance Communications Inc *	210,370	3,242,853
TE Connectivity Ltd (Switzerland)	98,138	5,426,050
Xerox Corp	366,395	4,847,406

		34,190,045

Materials - 3.8%

Air Products & Chemicals Inc	25,667	3,341,330
Crown Holdings Inc *	120,553	5,367,019
Martin Marietta Materials Inc	33,528	4,323,100

		13,031,449

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	101,846	3,349,715

Utilities - 1.7%

Sempra Energy	55,419	5,840,054

Total Common Stocks (Cost $204,738,758)		336,978,462

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,797,744	5,797,744

Total Short-Term Investment (Cost $5,797,744)		5,797,744

TOTAL INVESTMENTS - 100.1% (Cost $210,536,502)		342,776,206

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(440,910)

NET ASSETS - 100.0%		$342,335,296

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	26.3%
Consumer Discretionary	15.6%
Consumer Staples	11.2%
Energy	10.4%
Information Technology	10.0%
Health Care	9.8%
Industrials	8.6%
Materials	3.8%
Others (each less than 3.0%)	4.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$53,514,045	$50,068,360	$3,445,685	$—
	Consumer Staples	38,458,485	38,458,485	—	—
	Energy	35,456,275	35,456,275	—	—
	Financials	90,148,355	90,148,355	—	—
	Health Care	33,706,691	33,706,691	—	—
	Industrials	29,283,348	29,283,348	—	—
	Information Technology	34,190,045	34,190,045	—	—
	Materials	13,031,449	13,031,449	—	—
	Telecommunication Services	3,349,715	3,349,715	—	—
	Utilities	5,840,054	5,840,054	—	—

		336,978,462	333,532,777	3,445,685	—
	Short-Term Investment	5,797,744	5,797,744	—	—

	Total	$342,776,206	$339,330,521	$3,445,685	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Consumer Staples - 0.1%

Henkel AG & Co KGaA (Germany)	3,460	$345,509

Total Preferred Stocks (Cost $281,176)		345,509

COMMON STOCKS - 98.1%

Consumer Discretionary - 11.7%

AutoZone Inc *	10,310	5,254,595
Comcast Corp ‘A’	130,250	7,004,845
Delphi Automotive PLC (United Kingdom)	58,350	3,579,189
General Motors Co	97,400	3,110,956
PVH Corp	12,210	1,479,242
The Home Depot Inc	48,700	4,467,738
The TJX Cos Inc	46,780	2,767,973
Twenty-First Century Fox Inc ‘A’	57,610	1,975,447

		29,639,985

Consumer Staples - 9.5%

Diageo PLC (United Kingdom)	178,170	5,151,571
Henkel AG & Co KGaA (Germany)	54,194	5,065,069
Mondelez International Inc ‘A’	204,880	7,020,213
Philip Morris International Inc	80,605	6,722,457

		23,959,310

Energy - 8.4%

Chevron Corp	60,244	7,188,314
National Oilwell Varco Inc	87,100	6,628,310
Noble Energy Inc	108,736	7,433,193

		21,249,817

Financials - 17.4%

American International Group Inc	89,340	4,826,147
CIT Group Inc	79,590	3,657,956
Citigroup Inc	141,727	7,344,293
CME Group Inc ‘A’	67,170	5,370,577
Digital Realty Trust Inc REIT	14,380	897,024
Discover Financial Services	62,577	4,029,333
Genworth Financial Inc ‘A’ *	193,560	2,535,636
JPMorgan Chase & Co	95,440	5,749,306
Lincoln National Corp	33,640	1,802,431
Marsh & McLennan Cos Inc	56,760	2,970,818
McGraw Hill Financial Inc	55,748	4,707,919

		43,891,440

Health Care - 15.8%

AbbVie Inc	73,423	4,240,912
Actavis PLC (Ireland) *	25,750	6,212,960
Allergan Inc	22,970	4,093,024
Covidien PLC (Ireland)	14,370	1,243,149
Express Scripts Holding Co *	66,029	4,663,628
Gilead Sciences Inc *	66,370	7,065,086
Intuitive Surgical Inc *	1,060	489,529
Pfizer Inc	191,203	5,653,873
UnitedHealth Group Inc	39,100	3,372,375
Zoetis Inc	81,180	2,999,601

		40,034,137

Industrials - 10.2%

Canadian National Railway Co (Canada)	61,610	4,371,846
Deere & Co	73,430	6,020,526
General Electric Co	282,050	7,226,121
Republic Services Inc	59,910	2,337,688
Tyco International Ltd (Switzerland)	128,525	5,728,359

		25,684,540

	Shares	Value
Information Technology - 19.8%

Amdocs Ltd (United Kingdom)	78,670	$3,609,380
Apple Inc	100,054	10,080,440
Applied Materials Inc	132,750	2,868,727
eBay Inc *	106,390	6,024,866
Facebook Inc ‘A’ *	45,290	3,579,722
Google Inc ‘A’ *	8,426	4,957,943
Google Inc ‘C’ *	12,716	7,341,710
MasterCard Inc ‘A’	71,040	5,251,277
Western Digital Corp	25,610	2,492,365
Xerox Corp	302,080	3,996,518

		50,202,948

Materials - 2.1%

Teck Resources Ltd ‘B’ (Canada)	66,600	1,258,074
Vulcan Materials Co	65,670	3,955,304

		5,213,378

Telecommunication Services - 1.7%

Verizon Communications Inc	85,380	4,268,146

Utilities - 1.5%

Exelon Corp	114,010	3,886,601

Total Common Stocks (Cost $183,353,766)		248,030,302

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,231,367	5,231,367

Total Short-Term Investment (Cost $5,231,367)		5,231,367

TOTAL INVESTMENTS - 100.3% (Cost $188,866,309)		253,607,178

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(839,747)

NET ASSETS - 100.0%		$252,767,431

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Information Technology	19.8%
Financials	17.4%
Health Care	15.8%
Consumer Discretionary	11.7%
Industrials	10.2%
Consumer Staples	9.6%
Energy	8.4%
Others (each less than 3.0%)	7.4%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$345,509	$—	$345,509	$—
	Common Stocks
	Consumer Discretionary	29,639,985	29,639,985	—	—
	Consumer Staples	23,959,310	13,742,670	10,216,640	—
	Energy	21,249,817	21,249,817	—	—
	Financials	43,891,440	43,891,440	—	—
	Health Care	40,034,137	40,034,137	—	—
	Industrials	25,684,540	25,684,540	—	—
	Information Technology	50,202,948	50,202,948	—	—
	Materials	5,213,378	5,213,378	—	—
	Telecommunication Services	4,268,146	4,268,146	—	—
	Utilities	3,886,601	3,886,601	—	—

		248,030,302	237,813,662	10,216,640	—
	Short-Term Investment	5,231,367	5,231,367	—	—

	Total	$253,607,178	$243,045,029	$10,562,149	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 19.9%

Advance Auto Parts Inc	5,617	$731,895
AMC Networks Inc ‘A’ *	33,531	1,958,881
Big Lots Inc	72,346	3,114,495
Chipotle Mexican Grill Inc *	3,565	2,376,393
Discovery Communications Inc ‘C’ *	17,896	667,163
Dollar Tree Inc *	38,247	2,144,509
DR Horton Inc	58,902	1,208,669
Expedia Inc	12,098	1,060,027
HomeAway Inc *	41,249	1,464,340
Lear Corp	21,740	1,878,553
Life Time Fitness Inc *	13,035	657,485
LKQ Corp *	63,015	1,675,569
lululemon athletica Inc *	35,668	1,498,413
O’Reilly Automotive Inc *	3,953	594,373
Panera Bread Co ‘A’ *	13,198	2,147,579
Ross Stores Inc	34,876	2,635,928
Tenneco Inc *	15,647	818,495
The Priceline Group Inc *	1,984	2,298,623
Thor Industries Inc	22,945	1,181,668
TripAdvisor Inc *	32,717	2,990,988
TRW Automotive Holdings Corp *	72,053	7,295,366

		40,399,412

Consumer Staples - 5.1%

Casey’s General Stores Inc	13,356	957,625
Molson Coors Brewing Co ‘B’	14,161	1,054,145
Monster Beverage Corp *	14,928	1,368,450
Sanderson Farms Inc	11,805	1,038,250
The JM Smucker Co	15,660	1,550,183
Tyson Foods Inc ‘A’	113,663	4,474,912

		10,443,565

Energy - 6.0%

Antero Resources Corp *	61,610	3,381,827
Bristow Group Inc	22,387	1,504,406
Diamondback Energy Inc *	20,025	1,497,470
Energen Corp	10,974	792,762
Gulfport Energy Corp *	68,086	3,635,792
Western Refining Inc	34,210	1,436,478

		12,248,735

Financials - 11.0%

American Capital Agency Corp REIT	42,629	905,866
Comerica Inc	22,172	1,105,496
KeyCorp	634,741	8,461,098
Lincoln National Corp	18,480	990,158
Principal Financial Group Inc	18,686	980,454
Regions Financial Corp	206,144	2,069,686
Signature Bank *	14,754	1,653,333
The Hartford Financial Services Group Inc	169,105	6,299,161

		22,465,252

Health Care - 10.6%

Acorda Therapeutics Inc *	27,826	942,745
Air Methods Corp *	21,253	1,180,604
Akorn Inc *	27,616	1,001,632
Catamaran Corp (Canada) *	45,939	1,936,329
DaVita HealthCare Partners Inc *	38,904	2,845,439
Isis Pharmaceuticals Inc *	24,768	961,741
Medivation Inc *	21,069	2,083,092
PAREXEL International Corp *	24,287	1,532,267
PerkinElmer Inc	46,299	2,018,636
Perrigo Co PLC (Ireland)	19,994	3,002,899
The Cooper Cos Inc	8,750	1,362,813
Universal Health Services Inc ‘B’	24,908	2,602,886

		21,471,083

	Shares	Value
Industrials - 8.6%

AECOM Technology Corp *	59,089	$1,994,254
Chart Industries Inc *	16,031	979,975
Con-way Inc	20,016	950,760
Exelis Inc	122,127	2,019,981
Generac Holdings Inc *	7,235	293,307
Huntington Ingalls Industries Inc	3,264	340,141
JetBlue Airways Corp *	168,774	1,792,380
Kirby Corp *	13,760	1,621,616
Manpowergroup Inc	22,621	1,585,732
Southwest Airlines Co	23,709	800,653
Spirit Airlines Inc *	20,162	1,394,001
Textron Inc	32,881	1,183,387
Trinity Industries Inc	38,678	1,807,036
United Rentals Inc *	5,403	600,273
Vectrus Inc *	6,295	122,936

		17,486,432

Information Technology - 16.2%

Arrow Electronics Inc *	18,514	1,024,750
Avago Technologies Ltd (Singapore)	34,484	3,000,108
Avnet Inc	62,801	2,606,242
Computer Sciences Corp	117,871	7,207,812
DST Systems Inc	15,538	1,303,949
FEI Co	5,772	435,324
Fidelity National Information Services Inc	26,299	1,480,634
IAC/InterActiveCorp	29,828	1,965,665
iGATE Corp *	34,503	1,266,950
Lam Research Corp	11,357	848,368
NXP Semiconductor NV (Netherlands) *	41,004	2,805,904
Palo Alto Networks Inc *	14,961	1,467,674
Seagate Technology PLC (Ireland)	50,953	2,918,078
Skyworks Solutions Inc	43,529	2,526,858
Yelp Inc *	29,339	2,002,387

		32,860,703

Materials - 9.5%

Allegheny Technologies Inc	17,718	657,338
CF Industries Holdings Inc	8,076	2,254,981
Compass Minerals International Inc	41,356	3,485,484
Eagle Materials Inc	10,674	1,086,933
KapStone Paper & Packaging Corp *	45,445	1,271,097
Louisiana-Pacific Corp *	45,341	616,184
Rockwood Holdings Inc	13,994	1,069,841
US Silica Holdings Inc	130,229	8,140,615
Westlake Chemical Corp	9,014	780,522

		19,362,995

Utilities - 8.3%

Atmos Energy Corp	201,890	9,630,153
DTE Energy Co	69,853	5,314,416
Questar Corp	88,517	1,973,044

		16,917,613

Total Common Stocks (Cost $173,041,047)		193,655,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,193,985	$9,193,985

Total Short-Term Investment (Cost $9,193,985)		9,193,985

TOTAL INVESTMENTS - 99.7% (Cost $182,235,032)		202,849,775

OTHER ASSETS & LIABILITIES, NET - 0.3%		595,842

NET ASSETS - 100.0%		$203,445,617

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	19.9%
Information Technology	16.2%
Financials	11.0%
Health Care	10.6%
Materials	9.5%
Industrials	8.6%
Utilities	8.3%
Energy	6.0%
Consumer Staples	5.1%
Short-Term Investment	4.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$193,655,790	$193,655,790	$—	$—
	Short-Term Investment	9,193,985	9,193,985	—	—

	Total	$202,849,775	$202,849,775	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 22.9%

Burberry Group PLC (United Kingdom)	40,296	$982,941
Carter’s Inc	15,498	1,201,405
DSW Inc ‘A’	26,208	789,123
Dunkin’ Brands Group Inc	34,060	1,526,569
Gentex Corp	39,171	1,048,608
L Brands Inc	18,189	1,218,299
LKQ Corp *	64,690	1,720,107
Mattel Inc	42,380	1,298,947
Nordstrom Inc	18,801	1,285,424
Norwegian Cruise Line Holdings Ltd (Bermuda) *	29,141	1,049,659
Panera Bread Co ‘A’ *	6,030	981,202
Ross Stores Inc	22,919	1,732,218
Tiffany & Co	9,320	897,609
Ulta Salon Cosmetics & Fragrance Inc *	14,850	1,754,825
Urban Outfitters Inc *	38,036	1,395,921

		18,882,857

Consumer Staples - 6.3%

Brown-Forman Corp ‘B’	9,010	812,882
Coty Inc ‘A’	48,560	803,668
Mead Johnson Nutrition Co	19,756	1,900,922
The Hain Celestial Group Inc *	16,729	1,712,213

		5,229,685

Energy - 6.2%

Cabot Oil & Gas Corp	34,599	1,131,041
Continental Resources Inc *	22,198	1,475,723
Dril-Quip Inc *	9,140	817,116
Oasis Petroleum Inc *	15,674	655,330
Southwestern Energy Co *	29,851	1,043,292

		5,122,502

Financials - 8.4%

CME Group Inc ‘A’	3,034	242,584
First Republic Bank	31,720	1,566,334
Northern Trust Corp	33,220	2,259,957
Oaktree Capital Group LLC	11,061	565,217
Signature Bank *	14,510	1,625,991
UMB Financial Corp	11,357	619,524

		6,879,607

Health Care - 18.1%

Acadia Healthcare Co Inc *	15,530	753,205
ACADIA Pharmaceuticals Inc *	17,541	434,315
Align Technology Inc *	21,042	1,087,451
Alkermes PLC (Ireland) *	18,275	783,449
BioMarin Pharmaceutical Inc *	14,597	1,053,320
Cerner Corp *	11,133	663,193
DENTSPLY International Inc	26,790	1,221,624
Henry Schein Inc *	10,450	1,217,112
Humana Inc	7,914	1,031,115
Incyte Corp *	8,945	438,752
Intuitive Surgical Inc *	4,503	2,079,575
Medivation Inc *	12,730	1,258,615
Varian Medical Systems Inc *	18,492	1,481,579
Zoetis Inc	37,920	1,401,144

		14,904,449

Industrials - 15.7%

Allison Transmission Holdings Inc	17,261	491,766
Expeditors International of Washington Inc	42,210	1,712,882
Fastenal Co	42,146	1,892,355
Flowserve Corp	22,205	1,565,897
Fortune Brands Home & Security Inc	40,227	1,653,732
Jacobs Engineering Group Inc *	16,164	789,127
Joy Global Inc	20,606	1,123,851

	Shares	Value
Polypore International Inc *	29,063	$1,130,841
Stericycle Inc *	10,943	1,275,516
Verisk Analytics Inc ‘A’ *	20,920	1,273,819

		12,909,786

Information Technology - 19.8%

Alliance Data Systems Corp *	4,257	1,056,885
ANSYS Inc *	13,170	996,574
CoStar Group Inc *	5,318	827,162
Electronic Arts Inc *	65,107	2,318,460
F5 Networks Inc *	13,438	1,595,628
FLIR Systems Inc	30,900	968,406
Microchip Technology Inc	40,909	1,932,132
Pandora Media Inc *	65,143	1,573,855
ServiceNow Inc *	14,123	830,150
Solera Holdings Inc	12,071	680,322
Teradata Corp *	30,520	1,279,398
Vantiv Inc ‘A’ *	45,767	1,414,200
WebMD Health Corp *	19,966	834,778

		16,307,950

Materials - 1.7%

The Scotts Miracle-Gro Co ‘A’	14,613	803,715
The Valspar Corp	7,594	599,850

		1,403,565

Total Common Stocks (Cost $76,565,322)		81,640,401

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,093,152	1,093,152

Total Short-Term Investment (Cost $1,093,152)		1,093,152

TOTAL INVESTMENTS - 100.4% (Cost $77,658,474)		82,733,553

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(368,494)

NET ASSETS - 100.0%		$82,365,059

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	22.9%
Information Technology	19.8%
Health Care	18.1%
Industrials	15.7%
Financials	8.4%
Consumer Staples	6.3%
Energy	6.2%
Others (each less than 3.0%)	3.0%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	Transactions in written options for the six-month period ended September 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2014	161	$30,820
Call Options Written	250	8,117
Put Options Written	1,503	59,080
Call Options Closed	(45)	(5,175)
Put Options Closed	(1,344)	(53,631)
Expired Call Options	(250)	(8,117)
Expired Put Options	(216)	(26,728)

Outstanding, September 30, 2014	59	$4,366

(c)	Premium received and value of written options outstanding as of September 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Pandora Media Inc	$23.00	10/18/14	CME	59	$4,366	($3,422)

Total Written Options					$4,366	($3,422)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$18,882,857	$17,899,916	$982,941	$—
	Consumer Staples	5,229,685	5,229,685	—	—
	Energy	5,122,502	5,122,502	—	—
	Financials	6,879,607	6,879,607	—	—
	Health Care	14,904,449	14,904,449	—	—
	Industrials	12,909,786	12,909,786	—	—
	Information Technology	16,307,950	16,307,950	—	—
	Materials	1,403,565	1,403,565	—	—

		81,640,401	80,657,460	982,941	—
	Short-Term Investment	1,093,152	1,093,152	—	—

	Total Assets	82,733,553	81,750,612	982,941	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(3,422)	(3,422)	—	—

	Total Liabilities	(3,422)	(3,422)	—	—

	Total	$82,730,131	$81,747,190	$982,941	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 *	15,525	$20,881

Total Warrants (Cost $0)		20,881

COMMON STOCKS - 96.8%

Consumer Discretionary - 13.0%

2U Inc *	31,222	486,751
Asbury Automotive Group Inc *	850	54,757
Buffalo Wild Wings Inc *	211	28,331
Chuy’s Holdings Inc *	17,589	552,119
Coupons.com Inc *	13,933	166,639
Deckers Outdoor Corp *	10,094	980,935
Fiesta Restaurant Group Inc *	2,600	129,168
iRobot Corp *	21,829	664,693
LifeLock Inc *	68,161	974,021
Lithia Motors Inc ‘A’	2,281	172,649
Mattress Firm Holding Corp *	15,024	902,341
Rentrak Corp *	16,204	987,472
Restoration Hardware Holdings Inc *	9,814	780,704
Skechers U.S.A. Inc ‘A’ *	9,427	502,553
Sonic Corp *	30,835	689,471
Tempur Sealy International Inc *	11,343	637,136
Zoe’s Kitchen Inc *	18,973	583,609
zulily Inc ‘A’ *	20,934	793,189

		10,086,538

Consumer Staples - 3.3%

The Fresh Market Inc *	5,600	195,608
The Hain Celestial Group Inc *	9,809	1,003,951
The WhiteWave Foods Co *	21,946	797,298
United Natural Foods Inc *	9,427	579,383

		2,576,240

Energy - 3.2%

Forum Energy Technologies Inc *	12,597	385,594
GasLog Ltd (Bermuda)	21,225	467,162
Kodiak Oil & Gas Corp (Canada) *	55,252	749,770
Parsley Energy Inc ‘A’ *	29,123	621,194
RigNet Inc *	5,993	242,417

		2,466,137

Financials - 6.9%

Artisan Partners Asset Management Inc ‘A’	3,739	194,615
BankUnited Inc	12,553	382,741
E*TRADE Financial Corp *	26,856	606,677
Evercore Partners Inc ‘A’	7,948	373,556
Financial Engines Inc	4,878	166,901
Janus Capital Group Inc	52,729	766,680
MarketAxess Holdings Inc	1,100	68,046
PrivateBancorp Inc	6,400	191,424
Springleaf Holdings Inc *	29,470	940,977
Stifel Financial Corp *	16,285	763,604
SVB Financial Group *	3,452	386,935
Western Alliance Bancorp *	8,600	205,540
WisdomTree Investments Inc *	29,192	332,205

		5,379,901

Health Care - 23.8%

ACADIA Pharmaceuticals Inc *	29,513	730,742
Aegerion Pharmaceuticals Inc *	11,997	400,460
Agios Pharmaceuticals Inc *	18,354	1,126,018
Air Methods Corp *	14,377	798,643

	Shares	Value
Akorn Inc *	12,766	$463,023
Align Technology Inc *	15,305	790,962
Alnylam Pharmaceuticals Inc *	11,268	880,031
Avanir Pharmaceuticals Inc *	33,812	403,039
Celldex Therapeutics Inc *	25,645	332,359
Charles River Laboratories International Inc *	3,700	221,038
DexCom Inc *	19,498	779,725
Epizyme Inc *	11,139	301,978
ExamWorks Group Inc *	27,083	886,968
Fluidigm Corp *	9,175	224,788
Foundation Medicine Inc *	18,321	347,366
Insulet Corp *	9,724	358,329
Intercept Pharmaceuticals Inc *	2,376	562,375
LifePoint Hospitals Inc *	8,196	567,081
Medidata Solutions Inc *	11,676	517,130
Pacira Pharmaceuticals Inc *	6,237	604,490
PAREXEL International Corp *	6,400	403,776
Puma Biotechnology Inc *	3,798	906,089
Receptos Inc *	19,177	1,191,083
Revance Therapeutics Inc *	2,572	49,717
Sarepta Therapeutics Inc *	10,470	220,917
Synageva BioPharma Corp *	7,540	518,601
Team Health Holdings Inc *	20,326	1,178,705
Ultragenyx Pharmaceutical Inc *	7,678	434,575
Veeva Systems Inc ‘A’ *	32,356	911,469
Wright Medical Group Inc *	15,803	478,831
Zeltiq Aesthetics Inc *	42,096	952,632

		18,542,940

Industrials - 10.1%

Air Lease Corp	12,013	390,423
Astronics Corp *	13,573	647,161
Astronics Corp ‘B’ *	2,514	119,415
Genesee & Wyoming Inc ‘A’ *	4,177	398,110
Hexcel Corp *	10,081	400,216
Knight Transportation Inc	40,897	1,120,169
Paylocity Holdings Corp *	16,378	321,828
Polypore International Inc *	13,600	529,176
Rush Enterprises Inc ‘A’ *	15,909	532,156
The Middleby Corp *	7,565	666,703
Trex Co Inc *	24,513	847,414
TriNet Group Inc *	23,892	615,219
US Ecology Inc	10,538	492,757
Woodward Inc	15,851	754,825

		7,835,572

Information Technology - 34.0%

Ambarella Inc (Cayman) *	9,830	429,276
Arista Networks Inc *	9,734	859,804
Aruba Networks Inc *	35,303	761,839
Autohome Inc ADR (Cayman) *	4,300	180,643
Belden Inc	2,051	131,305
Benefitfocus Inc *	11,128	299,788
Blackhawk Network Holdings Inc *	4,000	129,600
Cavium Inc *	23,285	1,157,963
Cognex Corp *	31,483	1,267,820
comScore Inc *	26,712	972,584
CoStar Group Inc *	4,995	776,922
Cray Inc *	14,197	372,529
Criteo SA ADR (France) *	16,974	571,175
Demandware Inc *	9,864	502,275
EPAM Systems Inc *	19,655	860,692
EVERTEC Inc	1,961	43,809
FARO Technologies Inc *	15,744	799,008
FLIR Systems Inc	18,421	577,314
Fortinet Inc *	30,943	781,775
Gogo Inc *	32,862	554,053
GrubHub Inc *	22,223	760,916
Intersil Corp ‘A’	26,548	377,247
InvenSense Inc *	18,778	370,490

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
IPG Photonics Corp *	11,903	$818,688
Luxoft Holding Inc (United Kingdom) *	6,653	247,492
Materialise NV ADR (Belgium) *	15,181	170,483
MercadoLibre Inc	7,144	776,196
Nimble Storage Inc *	16,396	425,804
Proofpoint Inc *	14,784	549,078
QIWI PLC ADR (Cyprus)	3,173	100,235
Qualys Inc *	14,197	377,640
Rambus Inc *	58,593	731,241
Ruckus Wireless Inc *	52,866	706,290
Shutterstock Inc *	6,940	495,377
Splunk Inc *	10,465	579,342
Stratasys Ltd (Israel) *	5,271	636,631
SunEdison Inc *	37,841	714,438
SunPower Corp *	25,813	874,544
Synaptics Inc *	11,773	861,784
Synchronoss Technologies Inc *	23,899	1,094,096
Tableau Software Inc ‘A’ *	8,131	590,717
Tessera Technologies Inc	16,706	444,045
The Ultimate Software Group Inc *	6,824	965,664
Xoom Corp *	19,040	417,928
Yelp Inc *	4,452	303,849

		26,420,389

Materials - 2.5%

Allegheny Technologies Inc	7,589	281,552
Eagle Materials Inc	7,603	774,213
Flotek Industries Inc *	21,797	568,248
US Silica Holdings Inc	5,956	372,310

		1,996,323

Total Common Stocks (Cost $71,254,971)		75,304,040

	Shares	Value
SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,950,948	$4,950,948

Total Short-Term Investment (Cost $4,950,948)		4,950,948

TOTAL INVESTMENTS - 103.2% (Cost $76,205,919)		80,275,869

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(2,510,265)

NET ASSETS - 100.0%		$77,765,604

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Information Technology	34.0%
Health Care	23.8%
Consumer Discretionary	13.0%
Industrials	10.1%
Financials	6.9%
Short-Term Investment	6.4%
Consumer Staples	3.3%
Energy	3.2%
Others (each less than 3.0%)	2.5%

	103.2%
Other Assets & Liabilities, Net	(3.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$20,881	$—	$20,881	$—
	Common Stocks (1)	75,304,040	75,304,040	—	—
	Short-Term Investment	4,950,948	4,950,948	—	—

	Total	$80,275,869	$80,254,988	$20,881	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 16.4%

Bloomin’ Brands Inc *	93,210	$1,709,471
Brown Shoe Co Inc	38,460	1,043,420
Citi Trends Inc *	49,890	1,102,569
Crocs Inc *	63,940	804,365
Dana Holding Corp	60,560	1,160,935
DineEquity Inc	11,550	942,364
Ethan Allen Interiors Inc	38,770	883,956
GameStop Corp ‘A’	33,720	1,389,264
Haverty Furniture Cos Inc	32,620	710,790
Helen of Troy Ltd (Bermuda) *	26,680	1,401,234
MarineMax Inc *	87,630	1,476,565
Meritage Homes Corp *	38,610	1,370,655
Office Depot Inc *	392,480	2,017,347
Scholastic Corp	27,760	897,203
Tenneco Inc *	30,660	1,603,825
The Children’s Place Inc	31,700	1,510,822
Thor Industries Inc	25,110	1,293,165

		21,317,950

Consumer Staples - 3.3%

Cott Corp (Canada)	246,850	1,695,860
Dean Foods Co	116,570	1,544,552
SpartanNash Co	52,820	1,027,349

		4,267,761

Energy - 3.6%

Bill Barrett Corp *	81,990	1,807,060
Rosetta Resources Inc *	35,480	1,580,989
Stone Energy Corp *	41,800	1,310,848

		4,698,897

Financials - 27.4%

1st Source Corp	15,809	450,240
Ashford Hospitality Prime Inc REIT	61,920	943,042
Ashford Hospitality Trust Inc REIT	87,740	896,703
Aspen Insurance Holdings Ltd (Bermuda)	41,080	1,756,992
Associated Banc-Corp	82,090	1,430,008
Associated Estates Realty Corp REIT	100,950	1,767,634
CNO Financial Group Inc	107,320	1,820,147
Customers Bancorp Inc *	56,286	1,010,896
DiamondRock Hospitality Co REIT	102,610	1,301,095
Essent Group Ltd (Bermuda) *	25,570	547,454
First BanCorp *	167,810	797,097
First Commonwealth Financial Corp	111,510	935,569
First Niagara Financial Group Inc	148,100	1,233,673
FirstMerit Corp	90,200	1,587,520
Hersha Hospitality Trust REIT	202,310	1,288,715
HomeStreet Inc	60,620	1,035,996
LTC Properties Inc REIT	35,970	1,326,933
Medical Properties Trust Inc REIT	119,560	1,465,806
PacWest Bancorp	27,890	1,149,905
Parkway Properties Inc REIT	84,220	1,581,652
Popular Inc *	50,190	1,477,343
Ramco-Gershenson Properties Trust REIT	78,620	1,277,575
STAG Industrial Inc REIT	42,100	871,891
Susquehanna Bancshares Inc	168,520	1,685,200
Validus Holdings Ltd (Bermuda)	46,870	1,834,492
Webster Financial Corp	54,590	1,590,753
Wilshire Bancorp Inc	130,840	1,207,653
Zions Bancorp	42,140	1,224,588

		35,496,572

Health Care - 3.5%

Health Net Inc *	19,640	905,600
LifePoint Hospitals Inc *	26,310	1,820,389

	Shares	Value
Molina Healthcare Inc *	20,200	$854,460
WellCare Health Plans Inc *	16,420	990,783

		4,571,232

Industrials - 16.1%

AECOM Technology Corp *	29,450	993,937
Air Transport Services Group Inc *	146,520	1,066,666
Columbus Mckinnon Corp	71,030	1,561,950
Con-way Inc	25,590	1,215,525
General Cable Corp	59,150	891,982
Granite Construction Inc	31,300	995,653
Hawaiian Holdings Inc *	111,820	1,503,979
Hyster-Yale Materials Handling Inc	13,280	951,114
Kelly Services Inc ‘A’	35,040	549,077
Rush Enterprises Inc ‘A’ *	29,280	979,416
SkyWest Inc	90,400	703,312
Terex Corp	34,770	1,104,643
Tutor Perini Corp *	62,460	1,648,944
United Stationers Inc	30,250	1,136,492
URS Corp	36,030	2,075,688
Viad Corp	85,270	1,760,825
Wabash National Corp *	133,490	1,778,087

		20,917,290

Information Technology - 19.9%

Advanced Micro Devices Inc *	190,430	649,366
Anixter International Inc	12,290	1,042,684
Arrow Electronics Inc *	26,900	1,488,915
Avnet Inc	31,280	1,298,120
Booz Allen Hamilton Holding Corp	70,380	1,646,892
Convergys Corp	56,110	999,880
CSG Systems International Inc	29,560	776,837
Entegris Inc *	102,657	1,180,555
Fabrinet (Cayman) *	82,424	1,203,390
Finisar Corp *	43,310	720,245
Insight Enterprises Inc *	64,720	1,464,614
Integrated Silicon Solution Inc *	115,570	1,587,932
Jabil Circuit Inc	73,480	1,482,092
Mitel Networks Corp (Canada) *	137,250	1,255,837
MKS Instruments Inc	49,050	1,637,289
Photronics Inc *	147,650	1,188,582
Spansion Inc ‘A’ *	84,700	1,930,313
Sykes Enterprises Inc *	86,260	1,723,475
TTM Technologies Inc *	112,640	767,078
Vishay Intertechnology Inc	122,830	1,755,241

		25,799,337

Materials - 2.5%

A Schulman Inc	35,330	1,277,533
Graphic Packaging Holding Co *	82,600	1,026,718
RTI International Metals Inc *	37,600	927,216

		3,231,467

Utilities - 5.6%

Atmos Energy Corp	35,950	1,714,815
PNM Resources Inc	73,870	1,840,102
Southwest Gas Corp	38,590	1,874,702
UGI Corp	53,535	1,825,008

		7,254,627

Total Common Stocks (Cost $134,828,721)		127,555,133

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,384,851	$2,384,851

Total Short-Term Investment (Cost $2,384,851)		2,384,851

TOTAL INVESTMENTS - 100.1% (Cost $137,213,572)		129,939,984

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(182,892)

NET ASSETS - 100.0%		$129,757,092

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	27.4%
Information Technology	19.9%
Consumer Discretionary	16.4%
Industrials	16.1%
Utilities	5.6%
Energy	3.6%
Health Care	3.5%
Consumer Staples	3.3%
Others (each less than 3.0%)	4.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$127,555,133	$127,555,133	$—	$—
	Short-Term Investment	2,384,851	2,384,851	—	—

	Total	$129,939,984	$129,939,984	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 3.1%

Hilton Worldwide Holdings Inc *	12,389	$305,141
Starwood Hotels & Resorts Worldwide Inc	13,045	1,085,474

		1,390,615

Financials - 93.0%

Acadia Realty Trust REIT	5,986	165,094
Alexandria Real Estate Equities Inc REIT	5,441	401,274
Apartment Investment & Management Co ‘A’ REIT	417	13,269
AvalonBay Communities Inc REIT	17,560	2,475,433
Boston Properties Inc REIT	12,677	1,467,490
Camden Property Trust REIT	13,590	931,323
Chesapeake Lodging Trust REIT	9,418	274,535
Cousins Properties Inc REIT	36,872	440,620
CubeSmart REIT	2,627	47,233
DCT Industrial Trust Inc REIT	11,313	84,961
DDR Corp REIT	2,038	34,096
Duke Realty Corp REIT	20,084	345,043
Equity Lifestyle Properties Inc REIT	15,583	660,096
Equity Residential REIT	62,571	3,853,122
Essex Property Trust Inc REIT	2,911	520,341
Federal Realty Investment Trust REIT	3,029	358,815
Forest City Enterprises Inc ‘A’ *	28,469	556,854
General Growth Properties Inc REIT	79,703	1,877,006
HCP Inc REIT	16,949	673,045
Health Care REIT Inc	4,047	252,411
Healthcare Realty Trust Inc REIT	17,082	404,502
Host Hotels & Resorts Inc REIT	193,998	4,137,977
Hudson Pacific Properties Inc REIT	17,058	420,650
Lexington Realty Trust REIT	1,613	15,791
Liberty Property Trust REIT	15,956	530,697
Mack-Cali Realty Corp REIT	28,046	535,959
Mid-America Apartment Communities Inc REIT	9,148	600,566
National Retail Properties Inc REIT	16,615	574,381
New York REIT Inc	1,100	11,308
Prologis Inc REIT	27,419	1,033,696
PS Business Parks Inc REIT	2,139	162,863
Public Storage REIT	12,499	2,072,834
Realty Income Corp REIT	10,730	437,677
Regency Centers Corp REIT	29,642	1,595,629
Rexford Industrial Realty Inc REIT	9,600	132,864
Senior Housing Properties Trust REIT	48,998	1,025,038
Simon Property Group Inc REIT	36,432	5,990,149
Sovran Self Storage Inc REIT	923	68,634

	Shares	Value
Summit Hotel Properties Inc REIT	18,494	$199,365
Sunstone Hotel Investors Inc REIT	13,569	187,524
Tanger Factory Outlet Centers Inc REIT	29,966	980,488
Taubman Centers Inc REIT	1,260	91,980
The Macerich Co REIT	18,266	1,165,919
Ventas Inc REIT	19,960	1,236,522
Vornado Realty Trust REIT	29,748	2,973,610
WP Carey Inc	1,910	121,801

		42,140,485

Total Common Stocks (Cost $24,282,336)		43,531,100

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,699,517	1,699,517

Total Short-Term Investment (Cost $1,699,517)		1,699,517

TOTAL INVESTMENTS - 99.8% (Cost $25,981,853)		45,230,617

OTHER ASSETS & LIABILITIES, NET - 0.2%		82,743

NET ASSETS - 100.0%		$45,313,360

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	29.3%
Residential	20.0%
Hotels, Resorts & Cruise Lines	13.6%
Specialized	12.8%
Diversified	10.1%
Office	6.3%
Others (each less than 3.0%)	4.0%

96.1%
Short-Term Investment	3.7%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$43,531,100	$43,531,100	$—	$—
	Short-Term Investment	1,699,517	1,699,517	—	—

	Total	$45,230,617	$45,230,617	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$121,773

Total Warrants (Cost $64,905)		121,773

PREFERRED STOCKS - 5.3%

Brazil - 4.1%

Banco Bradesco SA ADR	59,210	843,743
Lojas Americanas SA	355,233	2,014,351
Petroleo Brasileiro SA ADR	248,600	3,701,654
Telefonica Brasil SA	200	3,938

		6,563,686

Colombia - 1.1%

Banco Davivienda SA	49,227	708,871
Bancolombia SA	8,655	122,495
Bancolombia SA ADR	15,340	870,085
Cementos Argos SA	40,972	209,615

		1,911,066

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	96,421

Total Preferred Stocks (Cost $7,749,998)		8,571,173

COMMON STOCKS - 90.6%

Bermuda - 0.9%

Jardine Strategic Holdings Ltd	39,282	1,365,167

Brazil - 8.0%

AMBEV SA ADR	89,870	588,649
B2W Cia Digital *	50,156	668,405
BM&FBovespa SA	552,316	2,533,963
Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,900	665,495
Diagnosticos da America SA	105,600	524,171
Embraer SA ADR	36,600	1,435,452
Estacio Participacoes SA	126,900	1,320,455
Kroton Educacional SA	233,836	1,469,267
Natura Cosmeticos SA	86,200	1,310,036
Sul America SA	105,535	651,039
Telefonica Brasil SA ADR	83,910	1,651,349

		12,818,281

Cayman - 12.7%

58.com Inc ADR *	7,300	271,925
Alibaba Group Holding Ltd ADR *	6,501	577,525
Baidu Inc ADR *	38,400	8,380,032
Ctrip.com International Ltd ADR *	9,730	552,275
Eurasia Drilling Co Ltd GDR (LI) ~	18,010	510,803
Home Inns & Hotels Management Inc ADR *	24,680	715,473
JD.com Inc ADR *	8,539	220,477
Mindray Medical International Ltd ADR	20,550	619,788
New Oriental Education & Technology Group Inc ADR *	68,330	1,585,256
Qunar Cayman Islands Ltd ADR *	6,300	174,195
SOHO China Ltd	1,065,500	769,627
Tencent Holdings Ltd	177,722	2,645,585

	Shares	Value
Tingyi Cayman Islands Holding Corp	802,000	$2,108,344
Want Want China Holdings Ltd	909,000	1,133,814

		20,265,119

Chile - 0.9%

Cencosud SA	481,461	1,418,043

China - 2.6%

China Life Insurance Co Ltd ‘H’	144,000	399,734
China Oilfield Services Ltd ‘H’	306,000	808,422
China Pacific Insurance Group Co Ltd ‘H’	87,200	305,857
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	665,000	657,929
Sinopharm Group Co Ltd ‘H’	356,200	1,300,884
Tsingtao Brewery Co Ltd ‘H’	88,000	625,372

		4,098,198

Colombia - 1.9%

Almacenes Exito SA	46,860	685,893
Almacenes Exito SA GDR ~	42,900	635,431
Grupo Aval Acciones y Valores ADR *	58,240	789,152
Grupo de Inversiones Suramericana SA	50,073	1,004,924

		3,115,400

Denmark - 1.2%

Carlsberg AS ‘B’	21,714	1,926,311

Egypt - 0.7%

Commercial International Bank Egypt SAE	152,229	1,083,183

France - 2.6%

LVMH Moet Hennessy Louis Vuitton SA	10,270	1,664,785
Pernod Ricard SA	21,410	2,419,902

		4,084,687

Hong Kong - 4.6%

AIA Group Ltd	297,600	1,535,905
CNOOC Ltd	862,000	1,483,676
Hang Lung Group Ltd	151,000	748,258
Hang Lung Properties Ltd	771,000	2,190,509
Hong Kong Exchanges & Clearing Ltd	64,216	1,383,756

		7,342,104

India - 13.7%

Ambuja Cements Ltd	169,975	587,933
Apollo Hospitals Enterprise Ltd	44,559	809,491
Asian Paints Ltd	44,579	454,777
Cipla Ltd	108,332	1,100,170
Colgate-Palmolive India Ltd	21,394	603,881
Divi’s Laboratories Ltd	4,654	135,261
Dr Reddy’s Laboratories Ltd	20,516	1,074,449
Glenmark Pharmaceuticals Ltd	21,896	255,857
Hindustan Unilever Ltd	29,306	353,420
Housing Development Finance Corp	236,738	4,036,895
ICICI Bank Ltd ADR	61,370	3,013,267
Infosys Ltd	61,325	3,728,319
Larsen & Toubro Ltd	13,384	314,835
Lupin Ltd	9,719	219,272
Marico Ltd	102,050	512,384
Shriram Transport Finance Co Ltd	10,571	159,519
Sun Pharmaceutical Industries Ltd	36,213	501,318
Tata Consultancy Services Ltd	37,836	1,677,618
Ultratech Cement Ltd	16,848	717,819
Zee Entertainment Enterprises Ltd	313,966	1,591,834

		21,848,319

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Indonesia - 2.6%

P.T. Astra International Tbk	3,958,500	$2,291,295
P.T. Indocement Tunggal Prakarsa Tbk	392,000	693,480
P.T. Semen Indonesia Persero Tbk	610,000	771,061
P.T. Unilever Indonesia Tbk	123,000	320,034

		4,075,870

Italy - 1.7%

Prada SPA	437,400	2,651,542

Luxembourg - 1.4%

Tenaris SA ADR	50,350	2,293,442

Malaysia - 1.1%

Genting Bhd	625,400	1,808,978

Mexico - 6.2%

America Movil SAB de CV ‘L’ ADR	107,100	2,698,920
Fomento Economico Mexicano SAB de CV	168,739	1,551,763
Grupo Aeroportuario del Sureste SAB de CV ‘B’	27,816	358,902
Grupo Financiero Banorte SAB de CV ‘O’	300,911	1,927,058
Grupo Financiero Inbursa SAB de CV ‘O’	374,392	1,070,448
Grupo Mexico SAB de CV ‘B’	96,898	325,603
Grupo Televisa SAB ADR	59,530	2,016,876

		9,949,570

Netherlands - 2.0%

Yandex NV ‘A’ *	114,040	3,169,742

Nigeria - 1.0%

Guaranty Trust Bank PLC	1,845,063	335,005
Nigerian Breweries PLC	693,206	744,609
Zenith Bank PLC	3,178,886	475,329

		1,554,943

Philippines - 2.1%

International Container Terminal Services Inc	3,090	7,598
Jollibee Foods Corp	196,360	857,633
SM Investments Corp	81,315	1,454,270
SM Prime Holdings Inc	2,794,070	1,088,001

		3,407,502

Russia - 4.9%

Alrosa AO	724,010	649,115
Magnit OJSC (RTS)	15,572	3,901,259
NOVATEK OAO GDR (LI) ~	32,100	3,343,502

		7,893,876

South Africa - 1.5%

MTN Group Ltd	61,674	1,299,753
Naspers Ltd ‘N’	9,641	1,060,355

		2,360,108

South Korea - 0.8%

NAVER Corp	1,490	1,129,931
Shinsegae Co Ltd	782	162,479

		1,292,410

Switzerland - 1.2%

Cie Financiere Richemont SA ~	23,356	1,913,970

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd	734,995	2,925,792

	Shares	Value
Thailand - 1.0%

Airports of Thailand PCL	29,800	$215,516
CP ALL PCL	1,034,400	1,427,584

		1,643,100

Turkey - 2.8%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	77,898	899,224
BIM Birlesik Magazalar AS	33,041	692,043
Haci Omer Sabanci Holding AS	339,814	1,428,605
Turkiye Garanti Bankasi AS	316,911	1,111,883
Ulker Biskuvi Sanayi AS	46,544	308,882

		4,440,637

United Arab Emirates - 1.0%

DP World Ltd	15,579	323,264
DP World Ltd (LI)	65,554	1,315,790

		1,639,054

United Kingdom - 6.5%

Genel Energy PLC *	55,960	756,805
Glencore PLC *	562,250	3,110,940
HSBC Holdings PLC	137,949	1,410,465
Old Mutual PLC	448,732	1,311,178
SABMiller PLC	34,060	1,892,645
Tullow Oil PLC	178,944	1,862,954

		10,344,987

United States - 1.2%

MercadoLibre Inc	18,040	1,960,046

Total Common Stocks (Cost $115,375,953)		144,690,381

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,024,063	6,024,063

Total Short-Term Investment (Cost $6,024,063)		6,024,063

TOTAL INVESTMENTS - 99.8% (Cost $129,214,919)		159,407,390

OTHER ASSETS & LIABILITIES, NET - 0.2%		299,710

NET ASSETS - 100.0%		$159,707,100

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	20.9%
Information Technology	16.6%
Consumer Staples	16.3%
Consumer Discretionary	16.0%
Energy	9.2%
Materials	4.7%
Health Care	4.5%
Industrials	4.3%
Short-Term Investment	3.8%
Telecommunication Services	3.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(b)	As of September 30, 2014, the fund was diversified by country of incorporation as a percentage of net assets as follows:

India	13.8%
Cayman	12.7%
Brazil	12.1%
United Kingdom	6.5%
Mexico	6.2%
United States (Includes Short-Term Investment)	5.0%
Russia	4.9%
Hong Kong	4.6%
Others (each less than 3.0%)	34.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$121,773	$121,773	$—	$—
	Preferred Stocks (1)	8,571,173	8,571,173	—	—
	Common Stocks
	Bermuda	1,365,167	—	1,365,167	—
	Brazil	12,818,281	12,818,281	—	—
	Cayman	20,265,119	13,096,946	7,168,173	—
	Chile	1,418,043	1,418,043	—	—
	China	4,098,198	—	4,098,198	—
	Colombia	3,115,400	2,479,969	635,431	—
	Denmark	1,926,311	—	1,926,311	—
	Egypt	1,083,183	—	1,083,183	—
	France	4,084,687	—	4,084,687	—
	Hong Kong	7,342,104	—	7,342,104	—
	India	21,848,319	3,013,267	18,835,052	—
	Indonesia	4,075,870	—	4,075,870	—
	Italy	2,651,542	—	2,651,542	—
	Luxembourg	2,293,442	2,293,442	—	—
	Malaysia	1,808,978	—	1,808,978	—
	Mexico	9,949,570	9,949,570	—	—
	Netherlands	3,169,742	3,169,742	—	—
	Nigeria	1,554,943	1,554,943	—	—
	Philippines	3,407,502	—	3,407,502	—
	Russia	7,893,876	—	7,893,876	—
	South Africa	2,360,108	—	2,360,108	—
	South Korea	1,292,410	—	1,292,410	—
	Switzerland	1,913,970	—	1,913,970	—
	Taiwan	2,925,792	—	2,925,792	—
	Thailand	1,643,100	215,516	1,427,584	—
	Turkey	4,440,637	—	4,440,637	—
	United Arab Emirates	1,639,054	323,264	1,315,790	—
	United Kingdom	10,344,987	—	10,344,987	—
	United States	1,960,046	1,960,046	—	—

		144,690,381	52,293,029	92,397,352	—
	Short-Term Investment	6,024,063	6,024,063	—	—

	Total	$159,407,390	$67,010,038	$92,397,352	$—

During the six-month period ended September 30, 2014, investments with a total aggregate value of $3,931,972 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $215,516 was transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Brazil - 0.8%

Itau Unibanco Holding SA ADR	166,922	$2,316,877

Total Preferred Stocks (Cost $2,257,882)		2,316,877

COMMON STOCKS - 97.2%

Australia - 0.4%

Orica Ltd	73,683	1,213,537

Bermuda - 1.8%

Global Brands Group Holding Ltd *	6,920,639	1,521,366
Li & Fung Ltd	3,005,358	3,408,653

		4,930,019

Brazil - 0.3%

BM&FBovespa SA	180,600	828,572

Canada - 4.7%

Canadian National Railway Co	92,664	6,575,437
Loblaw Cos Ltd	55,957	2,800,473
Valeant Pharmaceuticals International Inc *	27,175	3,565,360

		12,941,270

Denmark - 0.5%

Carlsberg AS ‘B’	14,048	1,246,238

France - 12.6%

Air Liquide SA	45,335	5,511,796
Danone SA	82,725	5,522,760
Dassault Systemes	22,240	1,423,444
GDF Suez	143,238	3,582,502
Legrand SA	39,754	2,061,917
LVMH Moet Hennessy Louis Vuitton SA	34,268	5,554,902
Pernod Ricard SA	48,466	5,477,952
Schneider Electric SE	76,358	5,838,945

		34,974,218

Germany - 12.4%

Bayer AG	87,150	12,205,714
Beiersdorf AG	49,741	4,154,640
Linde AG	30,559	5,872,267
Merck KGaA	46,259	4,263,236
MTU Aero Engines AG	11,847	1,009,989
ProSiebenSat.1 Media AG	57,094	2,272,539
SAP SE	64,051	4,618,774

		34,397,159

Hong Kong - 1.7%

AIA Group Ltd	906,262	4,677,191

India - 1.8%

Housing Development Finance Corp	180,812	3,083,236
Reliance Industries Ltd	131,203	2,002,942

		5,086,178

Israel - 0.4%

Check Point Software Technologies Ltd *	14,856	1,028,629

Italy - 0.7%

Saipem SPA *	90,230	1,910,105

	Shares	Value
Japan - 12.6%

Denso Corp	123,000	$5,675,412
FANUC Corp	17,200	3,106,059
Honda Motor Co Ltd	171,400	5,945,003
Hoya Corp	160,200	5,384,274
Inpex Corp	290,100	4,106,978
Japan Tobacco Inc	89,500	2,913,246
Kyocera Corp	58,700	2,738,370
Shin-Etsu Chemical Co Ltd	42,000	2,747,517
Terumo Corp	100,300	2,406,562

		35,023,421

Netherlands - 6.3%

Akzo Nobel NV	61,360	4,180,154
Heineken NV	37,464	2,797,948
ING Groep NV CVA *	427,030	6,074,015
Randstad Holding NV	97,139	4,510,857

		17,562,974

Russia - 0.4%

Sberbank of Russia ADR	147,712	1,162,198

Singapore - 2.2%

DBS Group Holdings Ltd	329,000	4,743,382
Singapore Telecommunications Ltd	413,862	1,229,986

		5,973,368

South Korea - 0.9%

Samsung Electronics Co Ltd	2,145	2,401,309

Spain - 1.1%

Amadeus IT Holding SA ‘A’	79,158	2,948,533

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	75,066	3,114,576

Switzerland - 9.8%

Julius Baer Group Ltd	58,006	2,588,007
Kuehne + Nagel International AG	11,497	1,450,445
Nestle SA	132,981	9,754,116
Roche Holding AG	17,344	5,135,595
Sonova Holding AG	16,038	2,559,433
UBS AG (XVTX)	318,248	5,521,639

		27,009,235

Taiwan - 2.5%

Hon Hai Precision Industry Co Ltd	522,459	1,645,135
Taiwan Semiconductor Manufacturing Co Ltd ADR	257,096	5,188,197

		6,833,332

Thailand - 0.3%

Kasikornbank PCL	123,400	889,821

United Kingdom - 20.6%

Barclays PLC	798,715	2,942,376
BG Group PLC	231,554	4,259,347
British Sky Broadcasting Group PLC	19,533	277,799
Compass Group PLC	469,052	7,575,514
Delphi Automotive PLC	30,696	1,882,893
Diageo PLC	153,546	4,439,597
Hays PLC	427,383	801,297
HSBC Holdings PLC (LI)	654,054	6,656,498
Prudential PLC	80,834	1,795,376
Reckitt Benckiser Group PLC	62,263	5,389,132

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Rio Tinto PLC	72,741	$3,571,414
Rolls-Royce Holdings PLC *	145,274	2,251,791
Smiths Group PLC	155,153	3,178,001
Standard Chartered PLC	283,407	5,220,862
WPP PLC	341,738	6,835,439

		57,077,336

United States - 2.1%

NCR Corp *	41,805	1,396,705
Yum! Brands Inc	60,770	4,374,225

		5,770,930

Total Common Stocks (Cost $206,479,483)		269,000,149

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,509,948	3,509,948

Total Short-Term Investment (Cost $3,509,948)		3,509,948

TOTAL INVESTMENTS - 99.3% (Cost $212,247,313)		274,826,974

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,074,157

NET ASSETS - 100.0%		$276,901,131

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	17.5%
Consumer Discretionary	17.5%
Consumer Staples	16.1%
Industrials	11.1%
Health Care	10.9%
Information Technology	10.4%
Materials	8.3%
Energy	4.4%
Others (each less than 3.0%)	3.1%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of September 30, 2014, the fund was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	20.6%
Japan	12.6%
France	12.6%
Germany	12.4%
Switzerland	9.8%
Netherlands	6.3%
Canada	4.7%
United States (Includes Short-Term Investment)	3.4%
Others (each less than 3.0%)	16.9%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$2,316,877	$2,316,877	$—	$—
	Common Stocks
	Australia	1,213,537	—	1,213,537	—
	Bermuda	4,930,019	—	4,930,019	—
	Brazil	828,572	828,572	—	—
	Canada	12,941,270	12,941,270	—	—
	Denmark	1,246,238	—	1,246,238	—
	France	34,974,218	—	34,974,218	—
	Germany	34,397,159	—	34,397,159	—
	Hong Kong	4,677,191	—	4,677,191	—
	India	5,086,178	—	5,086,178	—
	Israel	1,028,629	1,028,629	—	—
	Italy	1,910,105	—	1,910,105	—
	Japan	35,023,421	—	35,023,421	—
	Netherlands	17,562,974	—	17,562,974	—
	Russia	1,162,198	1,162,198	—	—
	Singapore	5,973,368	—	5,973,368	—
	South Korea	2,401,309	—	2,401,309	—
	Spain	2,948,533	—	2,948,533	—
	Sweden	3,114,576	—	3,114,576	—
	Switzerland	27,009,235	—	27,009,235	—
	Taiwan	6,833,332	5,188,197	1,645,135	—
	Thailand	889,821	—	889,821	—
	United Kingdom	57,077,336	1,882,893	55,194,443	—
	United States	5,770,930	5,770,930	—	—

		269,000,149	28,802,689	240,197,460	—
	Short-Term Investment	3,509,948	3,509,948	—	—

	Total	$274,826,974	$34,629,514	$240,197,460	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Popular Espanol SA Exp 10/13/14 *	177,177	$2,462

Total Rights (Cost $2,473)		2,462

PREFERRED STOCKS - 0.8%

Germany - 0.8%

Porsche Automobil Holding SE	15,816	1,266,165

Total Preferred Stocks (Cost $1,672,307)		1,266,165

COMMON STOCKS - 97.2%

Australia - 1.9%

Australia & New Zealand Banking Group Ltd	84,003	2,269,779
Goodman Group REIT	211,234	952,384

		3,222,163

Belgium - 2.3%

KBC Groep NV *	16,277	859,268
Solvay SA	20,631	3,162,893

		4,022,161

Canada - 1.0%

First Quantum Minerals Ltd	91,425	1,764,908

Cayman - 0.5%

Sands China Ltd	178,800	928,853

China - 0.9%

Industrial & Commercial Bank of China Ltd ‘H’	2,355,000	1,469,695

Denmark - 1.0%

Danske Bank AS	62,614	1,696,887

Finland - 0.8%

UPM-Kymmene OYJ	100,399	1,424,255

France - 16.0%

AXA SA	113,679	2,799,591
BNP Paribas SA	50,610	3,346,777
Cie de St-Gobain	50,571	2,303,385
Credit Agricole SA	106,141	1,594,784
Electricite de France SA	37,059	1,215,397
GDF Suez	132,240	3,307,433
Lafarge SA	25,188	1,808,313
Publicis Groupe SA	15,013	1,029,511
Renault SA	31,017	2,238,815
Sanofi	26,810	3,024,590
Schneider Electric SE	28,810	2,203,044
Sodexo	17,157	1,674,603
Suez Environnement Co	50,908	857,378

		27,403,621

	Shares	Value
Germany - 3.2%

Bayer AG	28,690	$4,018,152
Daimler AG	19,748	1,514,665

		5,532,817

Hong Kong - 1.3%

Hutchison Whampoa Ltd	116,000	1,402,002
The Wharf Holdings Ltd	105,000	746,856

		2,148,858

India - 0.5%

Infosys Ltd ADR	14,651	886,239

Ireland - 0.7%

Ryanair Holdings PLC ADR *	21,068	1,188,867

Italy - 5.4%

Assicurazioni Generali SPA	104,611	2,195,645
Enel SPA	482,918	2,547,980
Eni SPA	88,738	2,106,670
Telecom Italia SPA *	751,233	858,248
Unione di Banche Italiane SCpA	176,243	1,468,978

		9,177,521

Japan - 22.9%

Daikin Industries Ltd	12,800	794,347
Daiwa House Industry Co Ltd	93,300	1,675,606
Hitachi Ltd	442,000	3,363,957
Japan Airlines Co Ltd	67,000	1,833,624
Japan Tobacco Inc	59,100	1,923,719
KDDI Corp	23,300	1,402,049
Mitsubishi UFJ Financial Group Inc	815,100	4,613,900
Mitsui & Co Ltd	132,700	2,093,968
Mitsui Fudosan Co Ltd	68,000	2,085,256
NH Foods Ltd	49,000	1,041,732
Nippon Telegraph & Telephone Corp	34,600	2,153,374
Nomura Holdings Inc	272,300	1,615,823
ORIX Corp	113,800	1,571,612
Otsuka Holdings Co Ltd	34,900	1,203,684
Ricoh Co Ltd	93,500	1,005,347
Seven & I Holdings Co Ltd	42,200	1,638,338
Sony Corp	62,200	1,120,811
Sumitomo Mitsui Financial Group Inc	45,000	1,836,344
Toyota Motor Corp	71,700	4,213,591
Yamaha Motor Co Ltd	49,500	969,331
Yamato Holdings Co Ltd	55,800	1,039,369

		39,195,782

Netherlands - 2.6%

ING Groep NV CVA *	165,431	2,353,068
Koninklijke KPN NV *	644,544	2,057,591

		4,410,659

Norway - 1.5%

DNB ASA	64,450	1,205,327
Norsk Hydro ASA	239,502	1,334,374

		2,539,701

Russia - 0.5%

MMC Norilsk Nickel OJSC ADR	46,963	872,572

South Korea - 1.7%

KT Corp	30,725	999,678
Samsung Electronics Co Ltd	1,741	1,949,034

		2,948,712

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Shares	Value
Spain - 2.0%

Banco Popular Espanol SA	195,819	$1,191,467
Repsol SA	96,171	2,275,975

		3,467,442

Sweden - 1.4%

Electrolux AB ‘B’	88,104	2,315,794

Switzerland - 7.1%

Nestle SA	39,959	2,930,980
Novartis AG	39,519	3,721,824
Roche Holding AG	10,823	3,204,713
Zurich Insurance Group AG	7,611	2,263,206

		12,120,723

Taiwan - 0.5%

Asustek Computer Inc	90,000	856,837

Turkey - 0.6%

Turkiye Garanti Bankasi AS	298,895	1,048,674

United Kingdom - 20.9%

AstraZeneca PLC	33,548	2,403,503
Barclays PLC	613,903	2,261,549
BG Group PLC	164,529	3,026,448
BP PLC	173,644	1,272,398
British American Tobacco PLC	26,748	1,503,466
HSBC Holdings PLC	501,462	5,103,525
InterContinental Hotels Group PLC	37,503	1,446,085
Prudential PLC	106,270	2,360,326
Rio Tinto PLC	69,994	3,436,543
Royal Dutch Shell PLC ‘A’	167,492	6,388,464
SABMiller PLC	31,570	1,754,280
Vodafone Group PLC	1,186,655	3,911,579
Wolseley PLC	19,300	1,013,960

		35,882,126

Total Common Stocks (Cost $151,672,488)		166,525,867

SHORT-TERM INVESTMENT - 7.6%

Money Market Fund - 7.6%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	13,021,382	13,021,382

Total Short-Term Investment (Cost $13,021,382)		13,021,382

TOTAL INVESTMENTS - 105.6% (Cost $166,368,650)		180,815,876

OTHER ASSETS & LIABILITIES, NET - (5.6%)		(9,512,309)

NET ASSETS - 100.0%		$171,303,567

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	29.5%
Consumer Discretionary	10.9%
Health Care	10.3%
Energy	8.8%
Industrials	8.1%
Materials	8.1%
Short-Term Investment	7.6%
Telecommunication Services	6.7%
Consumer Staples	6.3%
Information Technology	4.7%
Utilities	4.6%

	105.6%
Other Assets & Liabilities, Net	(5.6%	)

	100.0%

(b)	As of September 30, 2014, the fund was diversified by country of incorporation as a percentage of net assets as follows:

Japan	22.9%
United Kingdom	20.9%
France	16.0%
United States (Includes Short-Term Investment)	7.6%
Switzerland	7.1%
Italy	5.4%
Germany	4.0%
Others (each less than 3.0%)	21.7%

	105.6%
Other Assets & Liabilities, Net	(5.6%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,267,921	USD	1,110,791	11/14	DUB	($3,625)
AUD	11,333,919	USD	10,548,132	11/14	HSB	(651,192)
CAD	523,489	USD	476,745	11/14	DUB	(9,749)
CHF	6,065,273	USD	6,689,069	11/14	ANZ	(334,110)
CHF	1,294,666	USD	1,367,108	11/14	DUB	(10,607)
CHF	798,166	USD	881,509	11/14	HSB	(45,221)
EUR	772,608	USD	1,033,361	11/14	BRC	(57,274)
EUR	256,744	USD	338,931	11/14	CSF	(14,570)
EUR	4,056,216	USD	5,169,226	11/14	DUB	(44,737)
EUR	610,552	USD	819,177	11/14	GSC	(47,825)
EUR	4,683,555	USD	6,287,263	11/14	HSB	(370,217)
EUR	298,772	USD	386,406	11/14	UBS	(8,947)
GBP	196,083	USD	328,575	11/14	BRC	(10,795)
GBP	2,233,608	USD	3,640,596	11/14	DUB	(20,732)
GBP	763,460	USD	1,267,484	11/14	GSC	(30,195)
GBP	2,114,496	USD	3,557,515	11/14	HSB	(130,688)
GBP	597,147	USD	962,052	11/14	RBC	5,706
HKD	8,318,234	USD	1,072,920	11/14	DUB	(1,747)
HKD	4,443,969	USD	573,489	11/14	HSB	(1,221)
HKD	2,501,517	USD	322,760	11/14	SSB	(630)
HKD	13,856,456	USD	1,787,968	11/14	WBC	(3,616)
JPY	135,269,343	EUR	990,000	11/14	CIT	(17,047)
JPY	59,602,624	HKD	4,527,771	11/14	SGN	(39,471)
JPY	60,805,973	USD	591,176	11/14	BRC	(36,612)
JPY	434,130,843	USD	4,235,179	11/14	CIT	(275,812)
JPY	502,893,925	USD	4,675,622	11/14	DUB	(89,119)
JPY	68,227,671	USD	627,438	11/14	GSC	(5,187)
NOK	3,980,206	USD	645,205	11/14	DUB	(26,513)
NOK	2,446,732	USD	388,404	11/14	HSB	(8,078)
NOK	2,487,100	USD	400,933	11/14	RBC	(14,332)
SEK	21,476,564	USD	3,114,875	11/14	DUB	(139,047)
SGD	3,408,646	USD	2,733,596	11/14	WBC	(61,655)
USD	1,055,975	AUD	1,140,958	11/14	DUB	59,674
USD	1,721,040	CAD	1,874,420	11/14	GSC	48,901
USD	646,900	CHF	587,612	11/14	BRC	31,223
USD	877,177	CHF	794,373	11/14	CIT	44,864
USD	2,124,336	CHF	1,923,109	11/14	DUB	109,377
USD	1,147,936	CHF	1,092,068	11/14	MSC	3,709
USD	353,583	CHF	332,248	11/14	WBC	5,467
USD	476,274	EUR	355,451	11/14	CIT	27,209
USD	6,195,344	EUR	4,623,108	11/14	DUB	354,663
USD	877,332	EUR	671,991	11/14	GSC	28,361
USD	4,694,778	EUR	3,700,893	11/14	MSC	19,192
USD	6,164,521	EUR	4,605,923	11/14	RBS	345,551
USD	972,132	EUR	762,436	11/14	SSB	8,896
USD	4,374,930	GBP	2,601,519	11/14	DUB	158,817
USD	429,189	GBP	264,437	11/14	GSC	633
USD	3,216,448	GBP	1,982,736	11/14	MSC	3,156
USD	3,825,695	GBP	2,269,971	11/14	RBS	146,901
USD	894,985	HKD	6,937,091	11/14	CIT	1,668
USD	742,082	HKD	5,750,244	11/14	RBS	1,600
USD	439,452	HKD	3,408,991	11/14	SSB	462
USD	694,249	HKD	5,380,220	11/14	UBS	1,416
USD	3,929,050	JPY	402,993,380	11/14	DUB	253,663
USD	8,471,492	JPY	870,767,755	11/14	GSC	529,901
USD	509,536	JPY	52,252,618	11/14	HSB	32,980
USD	3,563,215	JPY	390,605,226	11/14	MSC	810
USD	601,373	JPY	65,710,537	11/14	RBC	2,079
USD	877,510	JPY	94,083,062	11/14	SSB	19,453
USD	2,801,439	NOK	17,649,827	11/14	DUB	57,910

Total Forward Foreign Currency Contracts						($206,329)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$2,462	$2,462	$—	$—
	Preferred Stocks (1)	1,266,165	—	1,266,165	—
	Common Stocks
	Australia	3,222,163	—	3,222,163	—
	Belgium	4,022,161	—	4,022,161	—
	Canada	1,764,908	1,764,908	—	—
	Cayman	928,853	—	928,853	—
	China	1,469,695	—	1,469,695	—
	Denmark	1,696,887	—	1,696,887	—
	Finland	1,424,255	—	1,424,255	—
	France	27,403,621	—	27,403,621	—
	Germany	5,532,817	—	5,532,817	—
	Hong Kong	2,148,858	—	2,148,858	—
	India	886,239	886,239	—	—
	Ireland	1,188,867	1,188,867	—	—
	Italy	9,177,521	—	9,177,521	—
	Japan	39,195,782	—	39,195,782	—
	Netherlands	4,410,659	—	4,410,659	—
	Norway	2,539,701	—	2,539,701	—
	Russia	872,572	872,572	—	—
	South Korea	2,948,712	—	2,948,712	—
	Spain	3,467,442	—	3,467,442	—
	Sweden	2,315,794	—	2,315,794	—
	Switzerland	12,120,723	—	12,120,723	—
	Taiwan	856,837	—	856,837	—
	Turkey	1,048,674	—	1,048,674	—
	United Kingdom	35,882,126	—	35,882,126	—

		166,525,867	4,712,586	161,813,281	—
	Short-Term Investment	13,021,382	13,021,382	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,304,242	—	2,304,242	—

	Total Assets	183,120,118	17,736,430	165,383,688	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,510,571)	—	(2,510,571)	—

	Total Liabilities	(2,510,571)	—	(2,510,571)	—

	Total	$180,609,547	$17,736,430	$162,873,117	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.1%

U.S. Treasury Notes - 6.1%

0.375% due 03/15/15 ‡	$12,100,000	$12,118,670

Total U.S. Treasury Obligations (Cost $12,113,588)		12,118,670

FOREIGN GOVERNMENT BONDS & NOTES - 22.7%

Canada - 6.0%

Canadian Government 1.000% due 02/01/15	CAD 13,260,000	11,846,208

France - 4.6%

France Government OAT 3.500% due 04/25/15	EUR 7,000,000	9,016,458

Germany - 5.9%

Bundesobligation 2.500% due 02/27/15	9,175,000	11,708,256

United Kingdom - 6.2%

United Kingdom Gilt 2.750% due 01/22/15 ~	GBP 7,430,000	12,132,578

Total Foreign Government Bonds & Notes (Cost $46,893,769)		44,703,500

	Shares	Value
SHORT-TERM INVESTMENTS – 71.3%

Money Market Fund - 45.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	90,616,866	$90,616,866

	Principal Amount
U.S. Treasury Bills - 25.4%

0.024% due 08/20/15	$6,000,000	5,996,232
0.035% due 10/16/14	8,000,000	7,999,925
0.040% due 11/13/14	6,000,000	5,999,956
0.055% due 03/05/15	8,000,000	7,999,136
0.059% due 04/30/15 ‡	8,000,000	7,998,480
0.082% due 06/25/15 ‡	6,000,000	5,998,110
0.090% due 07/23/15	8,000,000	7,996,720

		49,988,559

Total Short-Term Investments (Cost $140,597,608)		140,605,425

TOTAL INVESTMENTS - 100.1% (Cost $199,604,965)		197,427,595

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(176,359)

NET ASSETS - 100.0%		$197,251,236

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Short-Term Investments	71.3%
Foreign Government Bonds & Notes	22.7%
U.S. Treasury Obligations	6.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	32,763,597	USD	29,103,993	10/14	BRC	($457,800)
AUD	15,661,537	USD	14,077,842	10/14	CIT	(385,993)
AUD	16,241,867	USD	14,601,032	10/14	GSC	(401,838)
CHF	19,577,909	USD	20,618,000	10/14	BRC	(107,778)
CHF	17,026,776	USD	17,930,000	10/14	CIT	(92,398)
CHF	54,083,744	USD	57,685,064	10/14	GSC	(1,025,817)
CHF	15,982,152	USD	16,832,000	10/14	RBC	(88,767)
EUR	19,740,672	USD	25,600,000	10/14	BRC	(663,070)
EUR	14,728,000	USD	19,034,734	10/14	SEB	(429,942)
GBP	11,728,000	USD	19,063,946	10/14	ANZ	(54,505)
GBP	9,400,000	USD	15,386,813	10/14	CIT	(150,733)
HUF	3,440,050,000	USD	14,012,994	10/14	GSC	(35,929)
HUF	294,450,000	USD	1,196,343	10/14	GSC	19
JPY	1,785,843,535	USD	16,435,000	10/14	ANZ	(149,544)
JPY	1,343,880,300	USD	12,532,105	10/14	BRC	(276,999)
JPY	108,900,000	USD	996,386	10/14	CSF	(3,328)
JPY	559,150,245	USD	5,129,000	10/14	GSC	(30,000)
JPY	3,122,000,000	USD	29,289,629	10/14	MSC	(820,133)
JPY	1,559,049,211	USD	14,336,000	10/14	RBC	(118,726)
MXN	192,590,000	USD	14,546,073	10/14	CSF	(224,451)
NZD	39,253,675	USD	31,860,245	10/14	CIT	(1,281,621)
NZD	17,215,000	USD	13,680,020	10/14	MSC	(265,264)
NZD	18,956,325	USD	15,388,555	10/14	RBC	(621,572)
PHP	43,850,000	USD	986,058	10/14	BRC	(9,367)
PHP	1,266,500,000	USD	28,777,551	10/14	GSC	(568,214)
SEK	100,150,000	USD	14,099,210	10/14	BRC	(221,320)
SEK	7,290,000	USD	1,005,938	10/14	GSC	4,245
SEK	72,905,833	USD	10,257,000	10/14	SEB	(154,490)
USD	29,504,562	AUD	32,405,000	10/14	MSC	1,168,610
USD	26,436,095	CAD	29,110,000	10/14	BRC	455,362
USD	22,611,588	CHF	21,136,400	10/14	BOA	468,659
USD	25,600,000	CHF	23,890,637	10/14	BRC	571,676
USD	21,348,669	CHF	19,946,873	10/14	CIT	451,913
USD	1,009,509	CHF	965,000	10/14	GSC	(1,420)
USD	94,008,403	CHF	87,982,748	10/14	GSC	1,835,885
USD	43,727,749	CHF	40,815,000	10/14	JPM	970,161
USD	19,300,937	CHF	18,062,106	10/14	RBC	378,701
USD	7,005,267	EUR	5,415,000	10/14	JPM	165,036
USD	16,366,923	GBP	10,018,000	10/14	GSC	129,126
USD	25,960,415	GBP	16,095,000	10/14	RBS	(127,996)
USD	10,257,000	JPY	1,116,474,450	10/14	BOA	75,652
USD	18,833,728	NOK	120,388,769	10/14	SEB	109,407
USD	77,253,043	NZD	94,565,000	10/14	BRC	3,563,446
USD	8,200,000	PHP	369,676,500	10/14	GSC	(33,975)
USD	5,825,000	PHP	261,474,930	10/14	GSC	1,049
USD	18,898,815	SEK	135,023,394	10/14	BRC	188,718

Total Forward Foreign Currency Contracts						$1,734,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(d)	As of September 30, 2014, investments with a total aggregate value of $2,014,483 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$12,118,670	$—	$12,118,670	$—
	Foreign Government Bonds & Notes	44,703,500	—	44,703,500	—
	Short-Term Investments	140,605,425	90,616,866	49,988,559	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,537,665	—	10,537,665	—

	Total Assets	207,965,260	90,616,866	117,348,394	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,802,990)	—	(8,802,990)	—

	Total Liabilities	(8,802,990)	—	(8,802,990)	—

	Total	$199,162,270	$90,616,866	$108,545,404	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Germany - 0.4%

Deutsche Wohnen AG	31,789	$679,321

Luxembourg - 0.3%

GAGFAH SA *	36,106	670,573

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	1,804,000	875,259

Total Common Stocks (Cost $2,151,786)		2,225,153

CLOSED-END MUTUAL FUND - 0.8%

Fondul Proprietatea SA * (Romania)	5,067,731	1,376,617

Total Closed-End Mutual Fund (Cost $1,264,869)		1,376,617

	Principal Amount

CORPORATE BONDS & NOTES - 0.5%

Hungary - 0.5%

Magyar Export-Import Bank Zrt 4.000% due 01/30/20 ~	$875,000	869,969

Total Corporate Bonds & Notes (Cost $868,823)		869,969

SENIOR LOAN NOTES - 0.1%

Ethiopia - 0.1%

Ethiopian Railways Corp 4.075% due 07/16/19 § +	256,874	259,517

Total Senior Loan Notes (Cost $256,874)		259,517

MORTGAGE-BACKED SECURITIES - 1.6%

United States - 1.6%

Fannie Mae (IO)
5.000% due 12/25/42 "	2,284,992	494,095
5.996% due 01/25/43 " §	2,652,637	514,897
5.996% due 01/25/43 " §	2,678,301	539,719
6.046% due 03/25/33 " §	1,316,851	262,682
6.096% due 07/25/42 " §	2,208,407	381,551
6.286% due 11/25/37 " §	3,516,313	603,290

		2,796,234

Total Mortgage-Backed Securities (Cost $2,630,443)		2,796,234

FOREIGN GOVERNMENT BONDS & NOTES - 58.0%

Albania - 0.2%

Albania Government 7.500% due 11/04/15 ~	EUR 239,000	316,360

	Principal Amount	Value
Argentina - 3.5%

Argentina Boden 7.000% due 10/03/15	$3,533,668	$3,295,145
Argentina Bonar 8.750% due 05/07/24	1,740,000	1,517,703
Argentine Republic Government 8.280% due 12/31/33 Ω	1,894,153	1,520,378

		6,333,226

Barbados - 0.8%

Barbados Government 6.625% due 12/05/35 ~	1,732,000	1,411,580

Belarus - 0.6%

Republic of Belarus 8.750% due 08/03/15 ~	976,000	1,000,595

Bermuda - 0.6%

Bermuda Government 4.854% due 02/06/24 ~	1,055,000	1,094,563

Cyprus - 1.8%

Cyprus Government 3.750% due 11/01/15 ~	EUR 2,513,000	3,204,215

Dominican Republic - 2.1%

Dominican Republic Central Bank 12.000% due 04/05/19 ~	DOP 14,920,000	357,271
Dominican Republic
11.500% due 05/10/24 ~	22,000,000	534,965
14.000% due 04/30/21 ~	8,400,000	218,631
14.500% due 02/10/23 ~	2,300,000	60,871
14.500% due 02/10/23 ~	26,300,000	696,043
15.950% due 06/04/21 ~	13,000,000	381,628
18.500% due 02/04/28 ~	51,400,000	1,596,307

		3,845,716

Ecuador - 1.9%

Ecuador Government
7.950% due 06/20/24 ~	$2,550,000	2,664,750
9.375% due 12/15/15 ~	643,000	678,365

		3,343,115

Fiji - 1.0%

Republic of The Fiji Islands 9.000% due 03/15/16	1,740,000	1,803,127

Indonesia - 0.7%

Indonesia Treasury 8.375% due 03/15/24	IDR 14,877,000,000	1,216,349

Iraq - 2.0%

Republic of Iraq 5.800% due 01/15/28 ~	$4,021,000	3,628,953

Jamaica - 0.5%

Jamaica Government 7.625% due 07/09/25	916,000	980,120

Jordan - 0.5%

Jordan Government
3.875% due 11/12/15 ~	800,000	808,000
7.950% due 02/05/15 +	JOD 100,000	143,544

		951,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
Lebanon - 5.8%

Lebanon Government
4.100% due 06/12/15 ~	$400,000	$402,617
8.500% due 01/19/16 ~	3,345,000	3,562,425
Lebanon Treasury
5.940% due 02/05/15	LBP 391,000,000	259,588
6.500% due 04/02/15	2,650,140,000	1,764,208
6.500% due 05/14/15	1,497,760,000	994,448
6.500% due 06/25/15	2,835,780,000	1,891,757
7.540% due 01/15/15	2,469,440,000	1,646,327

		10,521,370

Macedonia - 3.0%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 4,190,000	5,368,411

New Zealand - 1.5%

New Zealand Government
2.000% due 09/20/25 ^	NZD 1,338,326	1,020,743
3.000% due 09/20/30 ^	1,125,553	913,356
5.500% due 04/15/23 ~	907,000	776,991

		2,711,090

Pakistan - 1.2%

Pakistan Government
7.250% due 04/15/19 ~	$1,128,000	1,143,510
8.250% due 04/15/24 ~	976,000	980,880

		2,124,390

Philippines - 1.2%

Philippine Government 5.875% due 01/31/18	PHP 85,990,000	2,085,420

Romania - 0.5%

Romanian Government 5.250% due 06/17/16 ~	EUR 625,000	849,324

Serbia - 6.5%

Serbia Treasury
10.000% due 01/10/15	RSD 258,430,000	2,804,884
10.000% due 01/30/16	41,900,000	456,699
10.000% due 04/25/16	76,100,000	831,191
10.000% due 04/01/17	164,390,000	1,776,043
10.000% due 05/08/17	276,810,000	2,983,940
10.000% due 01/24/18	103,830,000	1,107,621
10.000% due 06/05/21	185,040,000	1,831,368

		11,791,746

Slovenia - 9.2%

Slovenia Government
4.125% due 02/18/19 ~	$2,795,000	2,917,281
4.125% due 01/26/20 ~	EUR 320,000	455,860
4.375% due 01/18/21 ~	1,818,000	2,631,626
4.625% due 09/09/24 ~	1,055,000	1,559,974
5.125% due 03/30/26 ~	2,587,000	3,971,582
5.500% due 10/26/22 ~	$1,665,000	1,814,850
5.850% due 05/10/23 ~	2,802,000	3,131,235

		16,482,408

Sri Lanka - 1.6%

Sri Lanka Government
6.500% due 07/15/15	LKR 16,280,000	125,409
8.000% due 09/01/16	161,600,000	1,279,397
8.500% due 11/01/15	35,710,000	280,797
8.750% due 05/15/17	57,290,000	464,001

	Principal Amount	Value
9.000% due 10/01/14	LKR 51,770,000	$396,973
11.750% due 03/15/15	37,500,000	294,983

		2,841,560

Tanzania - 2.2%

Tanzania Government 6.329% due 03/09/20 § ~	$3,655,000	3,956,538

Turkey - 3.9%

Turkey Government
3.000% due 07/21/21 ^	TRY 2,321,217	1,079,778
3.000% due 02/23/22 ^	1,269,665	593,130
4.000% due 04/01/20 ^	11,166,849	5,425,111

		7,098,019

Uganda - 1.0%

Republic of Uganda Government
14.125% due 12/01/16	UGX 2,267,400,000	868,991
14.625% due 11/01/18	2,358,500,000	923,266

		1,792,257

Uruguay - 1.7%

Uruguay Letras de Regulacion Monetaria En UI (Uruguay) 15.330% due 01/14/16	UYU 1,000,000	34,058
Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	14,782,661	561,850
2.750% due 06/16/16 ^	14,235,694	554,189
4.250% due 01/05/17 ^	17,165,460	689,372
Uruguay Treasury
12.970% due 07/28/16	8,220,000	263,427
14.500% due 11/26/15	4,580,000	158,472
15.000% due 08/20/15	4,300,000	153,840
15.000% due 10/08/15	14,620,000	514,118
15.200% due 02/20/15	4,300,000	164,994
15.420% due 04/21/16	1,313,000	43,356

		3,137,676

Venezuela - 1.2%

Venezuela Government 5.750% due 02/26/16 ~	$2,598,000	2,221,290

Zambia - 1.3%

Zambia Government 8.500% due 04/14/24 ~	2,065,000	2,350,228

Total Foreign Government Bonds & Notes (Cost $107,416,133)		104,461,190

PURCHASED OPTIONS - 1.5%
(See Note (i) in Notes to Schedule of Investments) (Cost $1,732,400)		2,791,028

SHORT-TERM INVESTMENTS - 34.3%

Foreign Government Issues - 19.3%

Croatia Treasury Bills (Croatia) 4.940% due 02/12/15	EUR 2,866,000	3,621,167
Kenya Treasury Bills (Kenya)
8.220% due 04/13/15	KES 142,200,000	1,521,827
8.530% due 05/04/15	132,600,000	1,410,773
8.540% due 04/27/15	141,600,000	1,509,499
8.610% due 03/16/15	203,700,000	2,195,478
9.158% due 11/24/14	110,600,000	1,223,526
Lebanon Treasury Bills (Lebanon)
5.180% due 01/22/15	LBP 1,196,535,000	780,222
5.267% due 10/16/14	513,000,000	338,607

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

	Principal Amount	Value
5.300% due 02/05/15	LBP 2,941,190,000	$1,913,971
5.300% due 02/19/15	2,983,330,000	1,937,330
5.315% due 12/25/14	2,087,070,000	1,366,059
Nigeria OMO Bills (Nigeria)
10.710% due 10/02/14	NGN 120,815,000	736,928
10.810% due 12/11/14	48,100,000	287,705
Nigeria Treasury Bills (Nigeria)
10.330% due 12/04/14	37,300,000	223,411
10.610% due 10/23/14	151,800,000	920,872
10.810% due 11/06/14	42,285,000	255,457
Republic of Uganda Treasury Bills (Uganda) 1.000% due 09/03/15	UGX 295,000,000	99,801
Serbia Treasury Bills (Serbia)
8.140% due 01/29/15	RSD 200,740,000	2,110,998
8.660% due 02/26/15	121,110,000	1,265,859
8.940% due 03/12/15	14,370,000	149,758
Sri Lanka Treasury Bills (Sri Lanka)
6.310% due 09/11/15	LKR 68,660,000	498,404
6.370% due 11/28/14	75,970,000	577,130
6.420% due 10/10/14	12,700,000	97,250
6.470% due 11/07/14	9,990,000	76,152
6.520% due 12/12/14	43,330,000	328,558
7.000% due 06/26/15	91,430,000	671,290
7.010% due 06/19/15	101,580,000	746,691
7.020% due 12/26/14	308,200,000	2,333,433
7.020% due 03/06/15	30,950,000	231,501
7.020% due 05/08/15	23,900,000	176,905
7.030% due 05/01/15	43,140,000	319,711
7.030% due 06/05/15	176,340,000	1,299,286
7.040% due 02/27/15	87,550,000	655,487
7.040% due 04/17/15	42,210,000	313,896
7.060% due 03/13/15	50,280,000	375,804
7.060% due 03/27/15	83,130,000	620,454
7.070% due 02/13/15	24,500,000	183,844
7.100% due 02/20/15	29,770,000	223,138
7.320% due 12/19/14	80,010,000	606,213
9.460% due 10/31/14	76,620,000	584,729
Uruguay Treasury Bills (Uruguay)
13.820% due 10/15/14	UYU 521,000	20,929

		34,810,053

	Shares
Money Market Fund - 12.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	22,422,380	22,422,380

	Principal Amount

U.S. Treasury Bills - 1.7%

0.026% due 10/09/14 ‡	$2,500,000	2,499,997
0.015% due 12/11/14	500,000	499,990

		2,999,987

Repurchase Agreements - 0.8%

Barclays PLC (0.750%) due 10/08/14 (Dated 09/22/14, repurchase price of $276,005; collateralized by State of Qatar: 3.241% due 01/18/23 and value $275,463)	276,080	276,080

	Principal Amount	Value
Nomura Securities (0.120%) due 10/15/14 (Dated 09/11/14, repurchase price of $1,199,059; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,211,635)	EUR 949,426	$1,199,179

		1,475,259

Total Short-Term Investments (Cost $62,426,218)		61,707,679

TOTAL INVESTMENTS - 98.0% (Cost $178,747,546)		176,487,387

SECURITIES SOLD SHORT - (0.8%)
(See Note (f) in Notes to Schedule of Investments) (Proceeds $1,266,538)		(1,452,324)

OTHER ASSETS & LIABILITIES, NET - 2.8%		5,054,935

NET ASSETS - 100.0%		$180,089,998

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	58.0%
Short-Term Investments	34.3%
Others (each less than 3.0%)	5.7%

	98.0%
Securities Sold Short	(0.8%	)
Other Assets & Liabilities, Net	2.8%

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $403,061 or 0.2% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(d)	An investment with a value of $1,520,378 or 0.8% of the fund’s net assets was in default as of September 30, 2014.

(e)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $143,126 or less than 0.1% of the net assets as of September 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Ethiopian Railways Corp	$143,126	$144,599	$1,473

(f)	Securities sold short outstanding as of September 30, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (0.8%)
SoQ Sukuk A QSC 3.241% due 01/18/23	$272,000	($273,700)
Spain Government 5.400% due 01/31/23	EUR 730,000	(1,178,624)

Total Securities Sold Short (Proceeds $1,266,538)		($1,452,324)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(g)	Open futures contracts outstanding as of September 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (12/14)	27	($28,305)
SGX CNX Nifty Index (10/14)	278	(79,674)
TOPIX Index (12/14)	32	110,065

		2,086

Short Futures Outstanding
Euro-Bobl 5-Year Notes (12/14)	43	(25,009)
Euro-Bund 10-Year Notes (12/14)	35	(35,875)
Eurodollar 90-Day Notes (03/16)	284	35,074
Japanese Government 10-Year Bonds (12/14)	15	(12,416)
United Kingdom Long Gilt (12/14)	23	(14,934)
U.S. 2-Year Deliverable Interest Rate Swap (12/14)	38	4,794
U.S. 5-Year Deliverable Interest Rate Swap (12/14)	107	57,008
U.S. 10-Year Deliverable Interest Rate Swap (12/14)	107	65,529

		74,171

Total Futures Contracts		$76,257

(h)	Forward foreign currency contracts outstanding as of September 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	24,000,000	USD	2,073,071	02/15	CIT	$258,639
AUD	1,753,735	USD	1,647,255	10/14	DUB	(112,926)
CAD	1,780,000	USD	1,654,195	10/14	JPM	(65,831)
CHF	3,281,200	USD	3,545,503	10/14	BNP	(107,797)
EUR	1,276,000	GBP	1,013,501	11/14	CIT	(30,150)
EUR	53,000	GBP	42,129	11/14	GSC	(1,305)
EUR	2,692,000	GBP	2,137,744	11/14	MSC	(62,867)
EUR	1,206,000	GBP	957,142	11/14	SCB	(27,265)
EUR	3,146,349	PLN	13,256,760	10/14	BNP	(26,183)
EUR	2,027,747	PLN	8,559,240	10/14	CIT	(21,574)
EUR	1,513,803	PLN	6,309,752	10/14	GSC	8,067
EUR	3,304,194	RON	14,826,769	03/15	BNP	(20,639)
EUR	2,030,561	RON	9,153,849	03/15	CIT	(23,336)
EUR	616,144	RON	2,776,700	03/15	DUB	(6,826)
EUR	1,516,561	RON	6,749,000	03/15	GSC	7,407
EUR	903,565	RON	4,050,231	03/15	JPM	(4,426)
EUR	525,928	RON	2,358,000	03/15	SCB	(2,725)
EUR	2,731,000	USD	3,491,001	10/14	GSC	(41,557)
EUR	280,301	USD	372,378	10/14	JPM	(18,290)
EUR	372,942	USD	482,829	11/14	GSC	(11,621)
EUR	775,835	USD	1,004,486	12/14	JPM	(24,122)
GBP	764,020	EUR	954,000	11/14	DUB	32,714
GBP	2,305,676	EUR	2,879,000	11/14	HSB	98,725
GBP	1,117,765	EUR	1,394,000	11/14	JPM	50,016
IDR	7,321,125,000	USD	615,945	10/14	DUB	(17,473)
IDR	9,324,500,000	USD	796,471	10/14	GSC	(34,231)
IDR	11,864,390,791	USD	1,001,130	11/14	BNP	(36,067)
IDR	5,808,846,000	USD	468,078	11/14	CIT	4,977
IDR	11,360,204,000	USD	957,991	11/14	SCB	(33,939)
INR	108,961,000	USD	1,782,440	10/14	BNP	(22,852)
INR	46,270,000	USD	757,103	10/14	DUB	(9,114)
INR	98,654,000	USD	1,615,742	10/14	GSC	(20,925)
INR	81,311,000	USD	1,329,861	10/14	SCB	(17,511)
INR	108,522,000	USD	1,754,742	11/14	CIT	(18,093)
INR	66,310,000	USD	1,071,850	11/14	GSC	(7,410)
INR	113,958,000	USD	1,841,745	11/14	JPM	(18,106)
INR	107,289,000	USD	1,733,683	11/14	SCB	(16,766)
JPY	118,441,000	USD	1,157,136	11/14	GSC	(76,839)
KZT	71,821,000	USD	434,620	10/14	CIT	(41,154)
KZT	71,000,000	USD	430,433	10/14	HSB	(42,227)
KZT	49,000,000	USD	297,420	10/14	JPM	(29,293)
KZT	87,400,000	USD	531,307	11/14	CIT	(54,207)
KZT	275,000,000	USD	1,692,308	11/14	JPM	(195,275)
MXN	56,904,000	USD	4,365,310	10/14	CIT	(137,201)
MXN	47,400,000	USD	3,555,249	11/14	BNP	(36,847)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	12,959,000	USD	961,877	11/14	BNP	$42
MXN	35,041,000	USD	2,600,590	11/14	CIT	429
MXN	6,691,000	USD	496,247	11/14	MSC	411
PEN	5,363,000	USD	1,840,741	12/14	BNP	(10,135)
PEN	4,554,000	USD	1,564,142	12/14	CIT	(9,680)
PHP	74,550,000	USD	1,708,295	11/14	DUB	(48,615)
PHP	77,977,000	USD	1,786,517	11/14	GSC	(50,543)
PHP	61,690,000	USD	1,413,611	11/14	SCB	(40,229)
PLN	3,466,752	EUR	822,762	10/14	BNP	6,660
PLN	2,941,382	EUR	697,886	10/14	CIT	5,853
PLN	42,047,000	EUR	10,094,470	10/14	JPM	(62,312)
RON	30,695,987	EUR	6,701,258	03/15	CIT	216,498
RON	3,980,791	EUR	866,682	03/15	JPM	31,407
RON	5,237,771	EUR	1,139,100	03/15	SCB	42,900
RON	1,634,000	USD	478,533	10/14	BNP	(10,755)
RSD	13,290,000	EUR	108,401	03/15	CIT	2,005
RSD	79,508,000	EUR	650,638	03/15	DUB	10,385
RUB	24,576,000	USD	686,826	10/14	BNP	(68,425)
RUB	78,867,000	USD	2,035,866	10/14	HSB	(51,351)
RUB	46,973,000	USD	1,212,777	10/14	JPM	(30,805)
RUB	137,763,000	USD	3,540,555	12/14	CIT	(109,026)
SGD	3,898,813	USD	3,144,257	10/14	DUB	(88,031)
THB	115,025,000	USD	3,567,395	10/14	GSC	(21,229)
THB	13,946,000	USD	432,126	10/14	SCB	(2,480)
THB	8,990,000	USD	278,190	11/14	GSC	(1,486)
THB	29,949,000	USD	925,580	12/14	CIT	(5,389)
THB	92,795,000	USD	2,867,860	12/14	GSC	(16,134)
TRY	2,653,400	USD	1,171,437	10/14	CIT	(6,230)
TRY	6,507,600	USD	2,884,894	10/14	HSB	(27,162)
TRY	1,478,000	USD	647,677	10/14	SCB	1,368
TRY	6,857,870	USD	2,988,048	05/15	MSC	(148,537)
TRY	799,028	USD	329,768	05/15	SCB	1,071
UGX	938,510,000	USD	343,148	01/15	CIT	564
UGX	4,342,096,000	USD	1,590,511	01/15	SCB	(297)
USD	2,306,619	ARS	24,000,000	02/15	CIT	(25,091)
USD	7,052,012	AUD	7,549,000	10/14	DUB	447,451
USD	3,046,231	AUD	3,263,061	10/14	JPM	195,895
USD	9,316,932	CAD	10,012,711	10/14	DUB	382,197
USD	234,724	CAD	257,000	10/14	JPM	5,393
USD	10,753,772	CHF	9,770,931	11/14	GSC	516,168
USD	92,602	EUR	69,000	10/14	DUB	5,437
USD	9,055,748	EUR	6,783,494	10/14	GSC	486,776
USD	4,396,051	EUR	3,231,000	10/14	JPM	314,672
USD	1,907,280	EUR	1,437,197	11/14	GSC	91,334
USD	16,811,140	EUR	12,526,370	11/14	SCB	983,347
USD	1,768,331	EUR	1,378,300	12/14	CIT	26,415
USD	884,246	EUR	689,100	12/14	DUB	13,351
USD	4,999,121	EUR	3,878,533	12/14	GSC	97,403
USD	4,438,517	EUR	3,350,943	12/14	JPM	204,004
USD	8,625,195	EUR	6,650,112	12/14	SCB	220,551
USD	1,757,161	IDR	20,778,427,000	10/14	BNP	58,610
USD	608,860	INR	37,514,000	10/14	BNP	2,418
USD	750,972	INR	46,270,000	10/14	DUB	2,982
USD	1,615,641	INR	98,654,000	10/14	GSC	20,824
USD	404,795	INR	25,071,000	11/14	DUB	3,591
USD	358,699	INR	22,237,000	11/14	GSC	1,740
USD	10,990,878	JPY	1,124,993,253	11/14	GSC	729,845
USD	1,595,151	KES	147,711,000	03/15	JPM	3,441
USD	1,044,603	KZT	191,821,000	10/14	DUB	(5,196)
USD	1,964,086	KZT	362,400,000	11/14	DUB	(10,047)
USD	437,294	LKR	57,045,000	10/14	SCB	—
USD	1,103,589	MXN	14,403,000	10/14	CIT	33,410
USD	3,224,193	NZD	3,825,930	10/14	GSC	247,237
USD	1,754,154	RON	6,038,500	11/14	BNP	31,972
USD	946,943	RUB	35,695,000	10/14	HSB	48,756
USD	1,556,432	RUB	58,623,000	10/14	JPM	81,313
USD	1,488,291	RUB	56,098,000	10/14	MSC	76,708
USD	1,434,560	RUB	54,958,000	12/14	CIT	65,615
USD	2,160,318	RUB	82,805,000	12/14	MSC	97,734
USD	3,092,899	SGD	3,850,000	10/14	SCB	74,976

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,079,702	SGD	1,375,000	01/15	SCB	$—
USD	3,528,374	THB	115,025,000	10/14	GSC	(17,793)
USD	436,344	THB	13,946,000	10/14	SCB	6,698
USD	278,044	THB	8,990,000	11/14	GSC	1,340
USD	915,312	THB	29,949,000	12/14	CIT	(4,879)
USD	1,065,128	THB	34,835,000	12/14	GSC	(5,187)
USD	1,795,956	THB	57,960,000	12/14	GSC	14,545
USD	2,269,961	TRY	4,938,972	10/14	BNP	101,073
USD	2,291,683	TRY	4,901,000	10/14	DUB	139,469
USD	350,144	TRY	799,028	10/14	SCB	(740)
USD	4,737,958	TRY	11,185,000	05/15	BNP	106,791
USD	609,988	TRY	1,478,000	05/15	SCB	(1,981)
USD	1,337,919	TRY	3,163,000	05/15	SCB	28,273
USD	384,199	UGX	1,048,864,000	01/15	SCB	72
USD	370,475	ZAR	4,022,000	10/14	GSC	14,500
USD	3,840,380	ZAR	41,902,387	10/14	SCB	131,724
USD	1,945,215	ZAR	21,061,811	12/14	CIT	100,466
USD	1,924,570	ZAR	20,840,594	12/14	JPM	99,197
UYU	9,215,000	USD	390,797	12/14	CIT	(28,665)
UYU	26,860,000	USD	1,122,206	01/15	CIT	(73,964)
UYU	36,121,000	USD	1,472,326	02/15	CIT	(76,682)
UYU	16,465,000	USD	671,017	03/15	CIT	(43,397)
UYU	14,000,000	USD	552,923	04/15	CIT	(24,580)
ZAR	12,145,000	USD	1,141,671	10/14	GSC	(66,753)

Total Forward Foreign Currency Contracts						$4,427,076

(i)	Purchased options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CHF versus EUR	CHF 1.23	10/13/14	DUB	EUR 142,000	$32,937	$2,466
Call - GBP versus USD	$1.63	03/17/15	GSC	$4,363,000	89,965	93,621
Call - GBP versus USD	1.63	03/17/15	MSC	2,637,000	54,059	56,585
Call - CAD versus USD	CAD 1.11	03/30/15	HSB	3,131,532	97,464	88,007
Call - CAD versus USD	1.11	03/30/15	SCB	918,018	29,113	26,288
Call - CAD versus USD	1.13	03/30/15	CIT	2,019,469	48,167	39,998
Call - CAD versus USD	1.13	03/30/15	GSC	2,048,673	48,864	40,576
Call - AUD versus USD	$0.85	04/29/15	CIT	4,512,410	85,205	105,365
Call - AUD versus USD	0.85	04/29/15	JPM	3,473,582	65,590	81,108
Call - EUR versus USD	1.38	04/29/15	CIT	3,998,190	113,019	345,236
Call - JPY versus USD	JPY 105.00	06/22/15	CIT	2,988,000	53,815	160,050
Call - JPY versus USD	105.00	06/22/15	DUB	5,976,000	107,631	320,101
Call - JPY versus USD	105.00	06/22/15	GSC	2,933,000	53,815	160,050
Call - JPY versus USD	110.00	06/22/15	GSC	3,557,000	61,785	91,927
Call - EUR versus USD	$1.30	07/30/15	CIT	5,857,000	175,417	238,643
Call - EUR versus USD	1.35	07/30/15	CIT	5,857,000	168,330	390,521

					$1,285,176	$2,240,542

Options on Futures
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - S&P E-Mini Index (03/15)	1,900.00	03/20/15	CME	9	$43,088	$ 27,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- Party	Number of Contracts	Cost	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	$242,382	$363,791

Put - KOSPI 200 (03/15)	240.00	03/12/15	CIT	46	74,313	78,358
Put - DAX (03/15)	9,000.00	03/20/15	GSC	15	43,632	23,739
Put - Hang Seng China Enterprise (03/15)	9,800.00	03/30/15	DUB	26	43,809	56,923

					161,754	159,020

					$404,136	$522,811

Total Purchased Options					$1,732,400	$2,791,028

(j)	Transactions in written options for the six-month period ended September 30, 2014 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2014	10,791,867	$196,345
Call Options Written	21,752,190	894,118
Call Options Expired	(10,791,867)	(196,345)

Outstanding, September 30, 2014	21,752,190	$894,118

(k)	Premiums received and value of written options outstanding as of September 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.38	04/29/15	CIT	$3,998,190	$154,898	($345,236)
Call - JPY versus USD	JPY 105.00	06/22/15	DUB	5,976,000	222,307	(321,581)
Call - JPY versus USD	105.00	06/22/15	GSC	5,921,000	221,919	(318,621)
Call - EUR versus USD	$1.35	07/30/15	CIT	5,857,000	294,994	(390,521)

Total Written Options					$894,118	($1,375,959)

(l)	Swap agreements outstanding as of September 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.508%	$198,000	$2,147	$10,568	($8,421)
China Government	1.000%	12/20/17	JPM	0.466%	3,100,000	(53,653)	(59,130)	5,477
Croatia Government	1.000%	03/20/18	CIT	2.070%	1,200,000	42,358	83,000	(40,642)
Thailand Government	1.000%	03/20/18	CIT	0.602%	1,930,000	(26,683)	(9,603)	(17,080)
Croatia Government	1.000%	03/20/18	HSB	2.070%	313,000	11,046	29,014	(17,968)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.329%	375,000	16,553	40,581	(24,028)
China Government	1.000%	03/20/18	JPM	0.528%	1,100,000	(18,092)	(17,333)	(759)
Croatia Government	1.000%	03/20/18	MSC	2.070%	2,262,000	79,826	194,313	(114,487)
Lebanon Government	5.000%	03/20/18	JPM	2.923%	689,000	(47,911)	(29,026)	(18,885)
Croatia Government	1.000%	06/20/18	CIT	2.154%	800,000	32,468	76,719	(44,251)
Lebanon Government	1.000%	06/20/18	GSC	3.027%	5,166,000	363,042	715,241	(352,199)
Russia Foreign	1.000%	06/20/18	JPM	2.302%	1,290,000	58,348	21,470	36,878
Croatia Government	1.000%	06/20/18	MSC	2.154%	921,000	37,378	92,071	(54,693)
Bulgaria Government	1.000%	12/20/18	GSC	1.187%	1,000,000	7,272	11,641	(4,369)
Qatar Government	1.000%	12/20/18	JPM	0.466%	1,838,000	(40,976)	(31,386)	(9,590)
Lebanon Government	5.000%	12/20/18	GSC	3.197%	663,000	(47,393)	(39,103)	(8,290)
Qatar Government	1.000%	03/20/19	GSC	0.503%	490,000	(10,753)	(8,606)	(2,147)
Qatar Government	1.000%	03/20/19	JPM	0.503%	160,000	(3,511)	(3,076)	(435)
Qatar Government	1.000%	06/20/19	CIT	0.536%	1,210,000	(26,066)	(28,206)	2,140
Qatar Government	1.000%	06/20/19	JPM	0.536%	566,000	(12,191)	(11,003)	(1,188)
Qatar Government	1.000%	06/20/19	JPM	0.536%	240,000	(5,170)	(6,602)	1,432
Poland Government	1.000%	09/20/19	CIT	0.664%	817,000	(13,383)	(15,311)	1,928
Poland Government	1.000%	09/20/19	DUB	0.664%	902,000	(14,775)	(17,267)	2,492
Colombia Government	1.000%	12/20/22	CIT	1.356%	3,317,938	85,067	113,762	(28,695)
Qatar Government	1.000%	12/20/22	GSC	0.886%	1,040,000	(9,132)	(11,099)	1,967
Russia Foreign	1.000%	12/20/22	GSC	2.685%	5,240,000	594,459	413,671	180,788
Mexico Government	1.000%	12/20/22	HSB	1.262%	3,624,000	68,286	121,152	(52,866)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/22	HSB	2.348%	$22,560,000	$2,108,694	$1,985,816	$122,878
Spain Government	1.000%	12/20/22	HSB	1.079%	3,830,000	20,864	711,227	(690,363)
Qatar Government	1.000%	12/20/23	GSC	0.930%	874,000	(5,245)	284	(5,529)
Brazilian Government	1.000%	03/20/24	GSC	2.293%	3,537,423	354,198	469,683	(115,485)
Qatar Government	1.000%	09/20/24	GSC	0.957%	290,000	(1,163)	(622)	(541)

						$3,545,909	$4,802,840	($1,256,931)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	HSB	1.378%	$22,560,000	($260,997)	($463,220)	$202,223
Turkey Government	1.000%	09/20/18	CIT	1.717%	2,980,000	(80,148)	(55,873)	(24,275)
Turkey Government	1.000%	09/20/18	GSC	1.717%	4,830,000	(129,904)	(91,425)	(38,479)
Turkey Government	1.000%	09/20/18	MSC	1.717%	5,157,031	(138,700)	(98,208)	(40,492)
Turkey Government	1.000%	12/20/22	GSC	2.423%	2,367,000	(232,255)	(156,301)	(75,954)

						($842,004)	($865,027)	$23,023

						$2,703,905	$3,937,813	($1,233,908)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 4,247,000	$1,993,897	3-Month USD LIBOR	JPM	10.757%	04/08/16	$201,864	$—	$201,864

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 11,627,055	$6,521,062	3-Month USD LIBOR	MSC	5.370%	04/01/20	$2,210,851	$—	$2,210,851
2,145,966	1,120,609	3-Month USD LIBOR	JPM	7.860%	07/21/21	253,296	—	253,296
1,169,919	611,243	3-Month USD LIBOR	HSB	7.850%	02/23/22	125,753	—	125,753

						$2,589,900	$—	$2,589,900

						$2,791,764	$—	$2,791,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR KLIBOR	GSC	Pay	3.465%	01/13/16	MYR 16,501,000	($19,810)	$—	($19,810)
3-Month MYR KLIBOR	CIT	Pay	3.505%	01/15/16	16,500,000	(16,997)	—	(16,997)
3-Month MYR KLIBOR	CIT	Pay	3.600%	02/25/16	5,582,000	(3,934)	—	(3,934)
3-Month MYR KLIBOR	JPM	Pay	3.600%	02/25/16	5,418,000	(3,818)	—	(3,818)
3-Month MYR KLIBOR	JPM	Pay	3.600%	02/26/16	22,001,000	(15,618)	—	(15,618)
3-Month MYR KLIBOR	GSC	Pay	3.780%	07/30/16	5,915,000	540	—	540
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 2,705,000	7,013	—	7,013
Brazil CETIP Interbank	DUB	Pay	11.807%	01/02/17	BRL 32,497,276	(78,541)	—	(78,541)
Brazil CETIP Interbank	DUB	Pay	12.190%	01/02/17	9,289,725	—	—	—
6-Month PLN-WIBOR	HSB	Receive	3.356%	12/12/17	PLN 6,880,000	(115,603)	—	(115,603)
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	60,000,000	1,060,033	—	1,060,033
6-Month PLN-WIBOR	HSB	Receive	3.620%	12/12/17	13,000,000	(258,526)	—	(258,526)
6-Month CLP-CLICP	DUB	Pay	1.000%	08/07/18	CLP 2,000,410,953	17,172	—	17,172
6-Month CLP-CLICP	DUB	Receive	3.704%	08/07/18	2,120,579,120	21,421	—	21,421
6-Month CLP-CLICP	DUB	Pay	0.950%	08/08/18	1,550,756,235	8,118	—	8,118
6-Month CLP-CLICP	DUB	Receive	3.603%	08/08/18	1,610,651,000	26,554	—	26,554
3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	NZD 810,000	(14,880)	—	(14,880)
3-Month MYR KLIBOR	GSC	Receive	4.525%	01/13/24	MYR 4,021,000	(19,051)	—	(19,051)
3-Month MYR KLIBOR	CIT	Receive	4.575%	01/15/24	4,021,000	(23,787)	—	(23,787)
3-Month MYR KLIBOR	JPM	Receive	4.560%	02/25/24	1,331,000	(6,811)	—	(6,811)
3-Month MYR KLIBOR	CIT	Receive	4.568%	02/25/24	1,349,000	(7,146)	—	(7,146)
3-Month MYR KLIBOR	JPM	Receive	4.565%	02/26/24	5,361,000	(28,004)	—	(28,004)
3-Month MYR KLIBOR	GSC	Receive	4.380%	07/30/24	1,911,000	(1,072)	—	(1,072)

						527,253	—	527,253

	Exchange

3-Month SEK STIBOR	LCH	Pay	0.700%	09/21/16	SEK 245,297,000	(4,765)	—	(4,765)
3-Month SEK STIBOR	LCH	Pay	0.760%	09/21/16	701,233,000	2,083	—	2,083
3-Month SEK STIBOR	LCH	Pay	0.765%	09/21/16	153,313,000	742	—	742
3-Month SEK STIBOR	LCH	Pay	0.770%	09/21/16	241,295,000	1,618	—	1,618
3-Month SEK STIBOR	LCH	Pay	0.810%	09/21/16	153,313,000	3,317	—	3,317
3-Month SEK STIBOR	LCH	Pay	0.889%	09/21/16	306,626,000	15,647	—	15,647
3-Month SEK STIBOR	LCH	Pay	0.890%	09/21/16	153,313,000	7,895	—	7,895
3-Month NOK NIBOR	LCH	Receive	1.710%	09/21/16	NOK 224,657,000	(1,228)	—	(1,228)
3-Month NOK NIBOR	LCH	Receive	1.715%	09/21/16	224,656,000	(1,689)	—	(1,689)
3-Month NOK NIBOR	LCH	Receive	1.775%	09/21/16	227,000,000	(7,284)	—	(7,284)
3-Month NOK NIBOR	LCH	Receive	1.810%	09/21/16	141,875,000	(6,586)	—	(6,586)
3-Month NOK NIBOR	LCH	Receive	1.816%	09/21/16	283,750,000	(13,899)	—	(13,899)
3-Month NOK NIBOR	LCH	Receive	1.820%	09/21/16	283,750,000	(14,335)	—	(14,335)
3-Month NOK NIBOR	LCH	Receive	1.835%	09/21/16	141,875,000	(8,039)	—	(8,039)
3-Month NOK NIBOR	LCH	Receive	1.840%	09/21/16	141,875,000	(8,330)	—	(8,330)
3-Month NOK NIBOR	LCH	Receive	1.880%	09/21/16	141,875,000	(10,654)	—	(10,654)
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	NZD 12,000,000	34,578	—	34,578
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	13,000,000	41,870	—	41,870
3-Month NZD Bank Bills	LCH	Pay	4.261%	07/31/17	5,205,000	11,117	—	11,117
3-Month NZD Bank Bills	LCH	Pay	4.213%	10/23/17	583,000	5,233	—	5,233
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	1,000,000	8,738	4	8,734
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	1,000,000	7,298	3	7,295
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	2,000,000	8,541	—	8,541
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	1,417,000	(12,386)	4	(12,390)
6-Month HUF BUBOR	LCH	Receive	4.566%	11/14/18	HUF 288,000,000	(115,087)	—	(115,087)
6-Month HUF BUBOR	LCH	Receive	3.778%	11/15/18	483,000,000	(116,405)	—	(116,405)
6-Month GBP LIBOR	LCH	Receive	2.000%	02/20/19	GBP 2,440,000	(24,204)	—	(24,204)
6-Month HUF BUBOR	LCH	Receive	3.690%	05/15/19	HUF 1,400,792,000	(217,118)	—	(217,118)
6-Month GBP LIBOR	LCH	Receive	2.158%	07/10/19	GBP 487,000	(9,378)	—	(9,378)
3-Month NZD Bank Bills	LCH	Pay	4.960%	04/29/24	NZD 5,271,000	188,528	—	188,528
6-Month JPY LIBOR	LCH	Receive	0.753%	06/12/24	JPY 266,080,000	(32,914)	—	(32,914)

						(267,096)	11	(267,107)

						$260,157	$11	$260,146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sri Lanka Government Bonds	3-Month USD-LIBOR + 100 bps	CIT	06/17/15	LKR 68,840,000	$12,490	($1,970)	$14,460
Sri Lanka Government Bonds	3-Month USD-LIBOR + 100 bps	CIT	11/17/18	68,850,000	14,592	—	14,592

				Number of Contracts
Negative return on WIG20 Index	Positive return on WIG20 Index	JPM	12/20/14	120	(14,859)	—	(14,859)

					$12,223	($1,970)	$14,193

Total Swap Agreements					$5,768,049	$3,935,854	$1,832,195

(m)	As of September 30, 2014, investments with a total aggregate value of $1,299,996 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,225,153	$—	$2,225,153	$—
	Closed-End Mutual Fund	1,376,617	—	1,376,617	—
	Corporate Bonds & Notes	869,969	—	869,969	—
	Senior Loan Notes	259,517	—	259,517	—
	Mortgage-Backed Securities	2,796,234	—	2,796,234	—
	Foreign Government Bonds & Notes	104,461,190	—	103,350,323	1,110,867
	Short-Term Investments	61,707,679	22,422,380	39,285,299	—
	Unfunded Loan Commitment	1,473	—	1,473	—
	Derivatives:
	Credit Contracts
	Swaps	3,882,006	—	3,882,006	—
	Equity Contracts
	Futures	110,065	110,065	—	—
	Purchased Options	550,486	108,337	442,149	—

	Total Equity Contracts	660,551	218,402	442,149	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,095,852	—	7,095,852	—
	Purchased Options	2,240,542	—	2,240,542	—
	Swaps	2,791,764	—	2,791,764	—

	Total Foreign Currency Contracts	12,128,158	—	12,128,158	—

	Interest Rate Contracts
	Futures	162,405	162,405	—	—
	Swaps	1,505,138	—	1,505,138	—

	Total Interest Rate Contracts	1,667,543	162,405	1,505,138	—

	Total Assets - Derivatives	18,338,258	380,807	17,957,451	—

	Total Assets	192,036,090	22,803,187	168,122,036	1,110,867

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,452,324)	—	(1,452,324)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,178,101)	—	(1,178,101)	—
	Equity Contracts
	Futures	(79,674)	(79,674)	—	—
	Swaps	(14,859)	—	(14,859)

	Total Equity Contracts	(94,533)	(79,674)	(14,859)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,668,776)	—	(2,668,776)	—
	Written Options	(1,375,959)	—	(1,375,959)	—

	Total Foreign Currency Contracts	(4,044,735)	—	(4,044,735)	—

	Interest Rate Contracts
	Futures	(116,539)	(116,539)	—	—
	Swaps	(1,217,899)	—	(1,217,899)	—

	Total Interest Rate Contracts	(1,334,438)	(116,539)	(1,217,899)

	Total Liabilities - Derivatives	(6,651,807)	(196,213)	(6,455,594)	—

	Total Liabilities	(8,104,131)	(196,213)	(7,907,918)	—

	Total	$183,931,959	$22,606,974	$160,214,118	$1,110,867

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%

Australia - 3.4%

Newcrest Mining Ltd *	87,190	$800,889
Regis Resources Ltd	360,745	488,966

		1,289,855

Bermuda - 1.0%

Continental Gold Ltd *	140,150	362,905

Canada - 66.4%

Agnico Eagle Mines Ltd	79,889	2,317,420
Alamos Gold Inc	154,583	1,232,578
Aureus Mining Inc *	646,000	227,561
AuRico Gold Inc	110,000	384,035
B2Gold Corp *	450,000	916,112
Barrick Gold Corp	50,643	742,426
Centerra Gold Inc	135,938	609,321
Detour Gold Corp *	74,451	583,669
Eldorado Gold Corp	360,601	2,430,946
First Quantum Minerals Ltd	2,489	48,049
Franco-Nevada Corp	37,553	1,843,197
Goldcorp Inc	157,804	3,634,226
Kinross Gold Corp *	440,932	1,464,590
MAG Silver Corp *	68,430	508,971
New Gold Inc *	130,557	660,974
Osisko Gold Royalties Ltd *	40,476	512,478
Platinum Group Metals Ltd *	474,000	419,001
Primero Mining Corp *	56,521	275,048
Rio Alto Mining Ltd *	90,710	216,256
SEMAFO Inc *	230,249	810,019
Silver Wheaton Corp	66,754	1,330,407
Tahoe Resources Inc *	83,459	1,698,317
Torex Gold Resources Inc *	600,392	788,050
Yamana Gold Inc	256,524	1,539,213

		25,192,864

Peru - 0.5%

Cia de Minas Buenaventura SA ADR	16,754	194,011

South Africa - 0.6%

AngloGold Ashanti Ltd ADR *	6,457	77,484
Impala Platinum Holdings Ltd *	20,972	161,253

		238,737

United Kingdom - 14.3%

Fresnillo PLC	126,285	1,550,239
Hochschild Mining PLC *	62,124	136,015
Randgold Resources Ltd ADR	55,042	3,720,289

		5,406,543

United States - 7.5%

Newmont Mining Corp	24,921	574,429
Royal Gold Inc	35,017	2,274,004

		2,848,433

Total Common Stocks (Cost $39,191,851)		35,533,348

	Shares	Value
SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,962,774	$1,962,774

Total Short-Term Investment (Cost $1,962,774)		1,962,774

TOTAL INVESTMENTS - 98.9% (Cost $41,154,625)		37,496,122

OTHER ASSETS & LIABILITIES, NET - 1.1%		429,052

NET ASSETS - 100.0%		$37,925,174

Notes to Schedule of Investments

(a)	As of September 30, 2014, the fund was diversified by precious metals sector as a percentage of net assets as follows:

Gold	78.3%
Precious Metals & Minerals	10.1%
Silver	5.2%
Others (each less than 3.0%)	0.1%

93.7%
Short-Term Investment	5.2%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	As of September 30, 2014, the fund was diversified by geographical region as a percentage of net assets as follows:

Canada	66.4%
United Kingdom	14.3%
United States (Includes Short-Term Investment)	12.7%
Australia	3.4%
Others (each less than 3.0%)	2.1%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments (Continued)

September 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2014:

		Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,289,855	$—	$1,289,855	$—
	Bermuda	362,905	362,905	—	—
	Canada	25,192,864	24,965,303	227,561	—
	Peru	194,011	194,011	—	—
	South Africa	238,737	77,484	161,253	—
	United Kingdom	5,406,543	3,720,289	1,686,254	—
	United States	2,848,433	2,848,433	—	—

		35,533,348	32,168,425	3,364,923	—
	Short-Term Investment	1,962,774	1,962,774	—	—

	Total	$37,496,122	$34,131,199	$3,364,923	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-91

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2014 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, options contracts, swap agreements and/or forward foreign currency contracts, if any, as of September 30, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the fund as of September 30, 2014 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Group

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstani Tenge
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX HE	Asset-Backed Securities Index - Home Equity
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Europe	International Index - Europe Main

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund	PL Comstock Fund
ASSETS
Investments and repurchase agreements, at cost	$132,004,921	$182,033,646	$839,951,109	$247,145,186	$166,658,727	$166,716,522
Investments, at value	$130,003,657	$167,052,466	$804,616,737	$247,470,190	$161,870,028	$266,934,392
Repurchase agreements, at value	—	9,800,000	36,600,000	—	—	—
Cash (1)	—	110,000	2,112,010	—	—	—
Foreign currency held, at value (2)	—	300,930	921,426	—	454,592	174
Receivables:
Dividends and interest	888,140	678,643	3,194,799	1,290,607	2,258,664	370,213
Fund shares sold	72,499	116,829	199,564	181,390	159,404	—
Securities sold	1,004,441	7,325,365	32,359,678	—	325,509	—
Securities sold short	—	—	1,048,828	—	—	—
Swap agreements	—	—	1,606	—	—	—
Variation Margin	—	8,035	360,948	—	—	—
Foreign tax reclaim	—	—	—	—	—	49,026
Due from adviser	12,644	11,294	36,111	16,456	17,076	14,967
Forward foreign currency contracts appreciation	—	2,176,233	4,533,561	22,512	2,123,244	450,558
Unfunded loan commitment appreciation	73	—	—	—	—	—
Prepaid expenses and other assets	756	1,106	3,809	1,616	749	1,882
Swap agreements, at value	—	107,446	969,335	—	3,224,739	—
Total Assets	131,982,210	187,688,347	886,958,412	248,982,771	170,434,005	267,821,212

LIABILITIES
Payables:
Securities purchased	3,153,564	1,758,214	221,562,118	1,018,849	3,986,495	448,049
Sale-buyback financing transactions	—	52,021,098	—	—	—	—
Securities sold short, at value (proceeds $1,048,828)	—	—	1,050,859	—	—	—
Swap agreements	—	298	—	—	—	—
Due to brokers (3)	—	1,111,000	4,408,018	—	—	—
Accrued advisory fees	68,831	52,966	215,089	81,295	104,936	164,041
Accrued administration fees	15,884	19,862	80,658	30,486	20,051	33,478
Accrued support service expenses	220	530	976	—	429	498
Accrued custodian fees and expenses	6,240	3,978	9,815	2,073	13,193	2,625
Accrued transfer agency out-of-pocket expenses	1,863	2,893	9,092	3,226	2,034	4,552
Accrued legal, audit and tax service fees	7,899	11,860	38,358	13,606	8,131	19,616
Accrued trustees’ fees and expenses and deferred compensation	427	1,954	9,024	1,068	—	3,057
Accrued other	19,889	9,591	37,231	27,328	11,755	15,142
Forward foreign currency contracts depreciation	—	805,066	698,254	16,423	2,101,601	—
Outstanding options written, at value (premiums received $131,979 and $604,146)	—	70,369	448,033	—	—	—
Swap agreements, at value	—	808,999	843,871	—	66,242	—
Total Liabilities	3,274,817	56,678,678	229,411,396	1,194,354	6,314,867	691,058
NET ASSETS	$128,707,393	$131,009,669	$657,547,016	$247,788,417	$164,119,138	$267,130,154

NET ASSETS CONSIST OF:
Paid-in capital	$127,370,232	$137,384,086	$641,318,799	$246,464,591	$167,816,761	$149,077,719
Undistributed net investment income	3,288,773	2,460,356	4,429,728	2,048,322	4,723,437	3,325,419
Undistributed/accumulated net realized gain (loss)	49,579	(3,690,925)	8,298,738	(1,053,677)	(3,286,508)	14,061,112
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(2,001,191)	(5,143,848)	3,499,751	329,181	(5,134,552)	100,665,904
NET ASSETS	$128,707,393	$131,009,669	$657,547,016	$247,788,417	$164,119,138	$267,130,154

Class P Shares:
Shares of beneficial interest outstanding	12,781,673	14,562,756	59,750,650	24,566,640	16,825,478	14,407,528
Net Asset Value Per Share	$10.07	$9.00	$11.00	$10.09	$9.75	$18.54

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedule of Investments) in the PL Inflation Managed and PL Managed Bond Funds of $110,000 and $2,112,010, respectively.
(2)	The cost of foreign currency for the PL Inflation Managed, PL Managed Bond, PL Emerging Markets Debt and PL Comstock Funds was $302,677, $931,816, $456,940 and $179, respectively.
(3)	The PL Inflation Managed and PL Managed Bond Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparties. The Funds invest such cash collateral in investments securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	PL Growth Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
ASSETS
Investments, at cost	$111,019,251	$155,890,285	$210,536,502	$188,866,309	$182,235,032	$77,658,474
Investments, at value	$133,052,406	$184,473,174	$342,776,206	$253,607,178	$202,849,775	$82,733,553
Cash (1)	—	—	—	—	—	142,485
Foreign currency held, at value (2)	—	9	—	—	—	—
Receivables:
Dividends and interest	89,509	86,980	581,587	394,230	145,739	44,336
Fund shares sold	—	—	96,289	—	—	—
Securities sold	1,595,817	4,418,044	—	120,311	3,508,376	83,924
Foreign tax reclaim	1,826	749	55,324	14,420	—	3,643
Due from adviser	4,114	9,718	18,065	12,518	8,197	4,828
Forward foreign currency contracts appreciation	—	44,002	—	—	—	—
Prepaid expenses and other assets	568	1,060	2,305	1,569	1,012	529
Total Assets	134,744,240	189,033,736	343,529,776	254,150,226	206,513,099	83,013,298

LIABILITIES
Payables:
Securities purchased	1,381,505	2,765,149	911,111	1,218,705	2,905,849	572,983
Due to custodian	—	10,418	—	—	—	—
Accrued advisory fees	61,046	108,987	185,558	94,891	112,056	45,294
Accrued administration fees	16,649	23,189	42,821	31,630	25,859	10,452
Accrued support service expenses	169	216	466	649	94	153
Accrued custodian fees and expenses	998	2,778	2,407	2,901	1,085	779
Accrued transfer agency out-of-pocket expenses	1,435	2,642	5,567	3,892	2,413	1,289
Accrued legal, audit and tax service fees	5,911	10,763	23,658	16,864	10,123	5,553
Accrued trustees’ fees and expenses and deferred compensation	2,669	6,679	5,005	925	596	2,811
Accrued other	9,800	10,320	17,887	12,338	9,407	5,503
Outstanding options written, at value (premiums received $4,366)	—	—	—	—	—	3,422
Total Liabilities	1,480,182	2,941,141	1,194,480	1,382,795	3,067,482	648,239
NET ASSETS	$133,264,058	$186,092,595	$342,335,296	$252,767,431	$203,445,617	$82,365,059

NET ASSETS CONSIST OF:
Paid-in capital	$109,867,904	$138,440,067	$177,468,688	$155,007,042	$160,391,733	$73,262,500
Undistributed/accumulated net investment income (loss)	256,594	(93,809)	6,816,773	1,911,819	310,380	64,993
Undistributed net realized gain	1,106,628	19,119,502	25,810,131	31,111,309	22,128,761	3,961,704
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	22,032,932	28,626,835	132,239,704	64,737,261	20,614,743	5,075,862
NET ASSETS	$133,264,058	$186,092,595	$342,335,296	$252,767,431	$203,445,617	$82,365,059

Class P Shares:
Shares of beneficial interest outstanding	7,401,730	17,227,451	19,514,338	16,052,348	15,871,019	10,009,397
Net Asset Value Per Share	$18.00	$10.80	$17.54	$15.75	$12.82	$8.23

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedule of Investments) in the PL Mid-Cap Growth Fund of $142,485.
(2)	The cost of foreign currency for the PL Large-Cap Growth Fund was $9.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
ASSETS
Investments, at cost	$76,205,919	$137,213,572	$25,981,853	$129,214,919	$212,247,313	$166,368,650
Investments, at value	$80,275,869	$129,939,984	$45,230,617	$159,407,390	$274,826,974	$180,815,876
Foreign currency held, at value (1)	—	—	—	374,786	107,101	4,777,452
Receivables:
Dividends and interest	5,540	140,674	167,172	160,556	406,044	317,086
Fund shares sold	—	—	4,364	31,077	301,553	316,901
Securities sold	979,248	193,780	53,661	600,764	1,915,516	312,278
Foreign tax reclaim	—	—	—	11,101	448,051	239,616
Due from adviser	3,732	7,760	3,453	31,162	19,101	14,380
Forward foreign currency contracts appreciation	—	—	—	—	—	2,304,242
Prepaid expenses and other assets	373	898	396	911	1,483	1,118
Total Assets	81,264,762	130,283,096	45,459,663	160,617,747	278,025,823	189,098,949

LIABILITIES
Payables:
Securities purchased	3,437,166	401,399	72,945	570,818	473,179	15,133,596
Variation margin	—	—	—	—	395,317	—
Accrued advisory fees	39,620	84,538	54,485	110,184	167,700	85,910
Accrued administration fees	9,905	16,907	9,081	20,659	29,594	19,825
Accrued support service expenses	102	253	119	269	230	111
Accrued custodian fees and expenses	459	1,823	464	64,247	19,480	14,230
Accrued transfer agency out-of-pocket expenses	858	2,149	1,004	2,295	3,560	2,554
Accrued legal, audit and tax service fees	3,979	9,449	4,087	9,473	15,068	11,396
Accrued trustees’ fees and expenses and deferred compensation	1,756	229	216	471	2,317	3,308
Accrued foreign capital gains tax	—	—	—	128,493	—	—
Accrued other	5,313	9,257	3,902	3,738	18,247	13,881
Forward foreign currency contracts depreciation	—	—	—	—	—	2,510,571
Total Liabilities	3,499,158	526,004	146,303	910,647	1,124,692	17,795,382
NET ASSETS	$77,765,604	$129,757,092	$45,313,360	$159,707,100	$276,901,131	$171,303,567

NET ASSETS CONSIST OF:
Paid-in capital	$64,113,646	$93,627,785	$26,369,526	$126,647,394	$216,441,643	$193,397,022
Undistributed/accumulated net investment income (loss)	(141,504)	1,800,940	538,877	491,073	4,097,742	4,857,534
Undistributed/accumulated net realized gain (loss)	9,723,512	41,601,955	(843,807)	2,517,205	(6,187,289)	(41,196,951)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	4,069,950	(7,273,588)	19,248,764	30,051,428	62,549,035	14,245,962
NET ASSETS	$77,765,604	$129,757,092	$45,313,360	$159,707,100	$276,901,131	$171,303,567

Class P Shares:
Shares of beneficial interest outstanding	5,324,478	10,060,458	3,069,821	10,406,610	15,176,617	17,227,861
Net Asset Value Per Share	$14.61	$12.90	$14.76	$15.35	$18.25	$9.94

(1)	The cost of foreign currency for the PL Emerging Markets, PL International Large-Cap and PL International Value Funds was $384,986, $101,744 and $4,801,932 respectively.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	PL Currency Strategies Fund	PL Global Absolute Return Fund	PL Precious Metals Fund
ASSETS
Investments and repurchase agreements, at cost	$199,604,965	$178,747,546	$41,154,625
Investments, at value	$197,427,595	$175,012,128	$37,496,122
Repurchase agreements, at value	—	1,475,259	—
Cash (1)	1,500,000	—	—
Foreign currency held, at value (2)	12,221	507,879	612,602
Receivables:
Dividends and interest	389,848	2,353,641	1,701
Fund shares sold	14,548	164,228	151,452
Securities sold	—	5,762,744	1,059,980
Variation margin	—	697,858	—
Foreign tax reclaim	—	3,172	92,989
Due from adviser	—	18,668	654
Forward foreign currency contracts appreciation	10,537,665	7,095,852	—
Unfunded loan commitment appreciation	—	1,473	—
Prepaid expenses and other assets	842	1,177	460
Swap agreements, at value	—	7,841,703	—
Total Assets	209,882,719	200,935,782	39,415,960

LIABILITIES
Payables:
Securities purchased	—	2,901,842	1,442,259
Securities covering shorts	—	5,776,438	—
Securities sold short, at value (proceeds $1,266,538)	—	1,452,324	—
Due to brokers (3)	3,679,978	4,582,104	—
Accrued advisory fees	104,969	117,149	28,079
Accrued administration fees	24,224	21,965	6,194
Accrued support service expenses	275	337	136
Accrued custodian fees and expenses	3,490	77,116	4,003
Accrued transfer agency out-of-pocket expenses	2,009	2,867	1,147
Accrued legal, audit and tax service fees	8,965	12,320	4,777
Accrued interest	—	37,446	—
Accrued other	4,583	12,583	4,191
Forward foreign currency contracts depreciation	8,802,990	2,668,776	—
Outstanding options written, at value (premiums received $894,118)	—	1,375,959	—
Swap agreements, at value	—	1,806,558	—
Total Liabilities	12,631,483	20,845,784	1,490,786
NET ASSETS	$197,251,236	$180,089,998	$37,925,174

NET ASSETS CONSIST OF:
Paid-in capital	$194,972,635	$173,271,172	$70,435,568
Undistributed/accumulated net investment income (loss)	(5,349,743)	3,137,423	(275,716)
Undistributed/accumulated net realized gain (loss)	8,092,083	372,066	(28,565,295)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(463,739)	3,309,337	(3,669,383)
NET ASSETS	$197,251,236	$180,089,998	$37,925,174

Class P Shares:
Shares of beneficial interest outstanding	19,605,970	17,742,896	7,053,564
Net Asset Value Per Share	$10.06	$10.15	$5.38

(1)	Includes cash collateral segregated for certain derivatives (See Notes to Schedule of Investments) in the PL Currency Strategies Fund of $310,000.
(2)	The cost of foreign currency for the PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds was $12,428, $519,321 and $620,349 respectively.
(3)	The PL Currency Strategies and PL Global Absolute Return Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparties. The Funds invest such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund	PL Comstock Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$294	$23	$—	$285	$—	$3,118,637
Interest, net of foreign taxes withheld	2,669,528	3,952,950	5,445,165	2,046,678	4,399,818	—
Other	47,952	—	1,092	—	—	—
Total Investment Income	2,717,774	3,952,973	5,446,257	2,046,963	4,399,818	3,118,637

EXPENSES
Advisory fees	471,900	367,933	1,219,173	471,407	567,793	1,126,055
Administration fees	94,380	137,975	457,190	176,778	108,496	225,211
Support services expenses	9,360	14,039	45,897	17,635	9,719	22,969
Custodian fees and expenses	12,765	9,018	22,199	4,545	35,480	4,609
Shareholder report expenses	3,057	4,614	14,972	5,673	3,203	7,495
Transfer agency out-of-pocket expenses	6,018	9,029	29,511	11,337	6,252	14,767
Registration fees	998	1,529	4,965	2,070	1,088	2,391
Legal, audit and tax service fees	8,358	12,596	40,993	15,565	8,719	20,484
Trustees’ fees and expenses	2,142	3,290	10,931	4,056	2,173	5,380
Interest expense	—	19,717	13	—	—	—
Other	33,731	16,470	46,998	40,375	18,944	11,102
Total Expenses	642,709	596,210	1,892,842	749,441	761,867	1,440,463
Advisory Fee Waiver (1)	(62,920)	—	—	—	—	(22,521)
Adviser Expense Reimbursement (2)	(76,429)	(70,585)	(216,467)	(101,256)	(85,578)	(89,196)
Net Expenses	503,360	525,625	1,676,375	648,185	676,289	1,328,746
NET INVESTMENT INCOME	2,214,414	3,427,348	3,769,882	1,398,778	3,723,529	1,789,891

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	34,053	753,556	2,620,168	134,648	55,530	21,035,078
Closed short positions	—	11,747	(2,148)	—	—	—
Futures contract transactions	—	(93,483)	3,900,247	(319)	—	—
Swap transactions	—	(59,489)	495,448	—	71,890	—
Written option transactions	—	165,031	796,372	—	—	—
Foreign currency transactions	—	784,224	1,415,165	6,606	223,954	1,008,517
Net Realized Gain	34,053	1,561,586	9,225,252	140,935	351,374	22,043,595

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(1,988,615)	(1,804,093)	(2,085,356)	(612,951)	(3,797,480)	(9,082,605)
Unfunded loan commitments	73	—	—	—	—	—
Short positions	—	—	(2,031)	—	—	—
Futures contracts	—	37,138	376,725	(5,497)	—	—
Swaps	—	(483,350)	(1,161,429)	—	(191,922)	—
Written options	—	(85,310)	(42,380)	—	—	—
Foreign currencies	—	1,402,310	3,517,867	3,120	(232,470)	597,402
Change in Net Unrealized Appreciation (Depreciation)	(1,988,542)	(933,305)	603,396	(615,328)	(4,221,872)	(8,485,203)
NET GAIN (LOSS)	(1,954,489)	628,281	9,828,648	(474,393)	(3,870,498)	13,558,392
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,925	$4,055,629	$13,598,530	$924,385	($146,969)	$15,348,283

Foreign taxes withheld on dividends and interest	$—	$1,450	$—	$—	$42,104	$92,120

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Growth Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$514,266	$700,933	$4,095,677	$2,163,001	$1,040,452	$392,330
Interest, net of foreign taxes withheld	1,124	—	—	—	—	—
Total Investment Income	515,390	700,933	4,095,677	2,163,001	1,040,452	392,330

EXPENSES
Advisory fees	314,787	666,339	1,217,582	586,627	592,765	313,092
Administration fees	85,851	133,268	280,981	195,542	136,792	67,091
Support services expenses	7,199	13,497	28,439	19,083	12,597	6,481
Custodian fees and expenses	1,664	5,339	5,074	4,362	2,181	1,327
Shareholder report expenses	3,317	5,557	9,259	6,262	4,088	2,170
Transfer agency out-of-pocket expenses	4,630	8,679	18,284	12,269	8,099	4,166
Registration fees	806	1,566	3,078	1,897	1,426	672
Legal, audit and tax service fees	6,367	11,998	25,299	17,084	11,167	5,761
Trustees’ fees and expenses	1,788	3,462	6,735	4,368	2,884	1,637
Other	7,338	7,083	12,084	8,868	8,186	5,428
Total Expenses	433,747	856,788	1,606,815	856,362	780,185	407,825
Advisory Fee Waiver (1)	—	(39,980)	—	—	—	(22,364)
Adviser Expense Reimbursement (2)	(33,109)	(57,182)	(108,252)	(74,194)	(50,629)	(27,642)
Net Expenses	400,638	759,626	1,498,563	782,168	729,556	357,819
NET INVESTMENT INCOME (LOSS)	114,752	(58,693)	2,597,114	1,380,833	310,896	34,511

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	1,514,105	11,136,522	23,091,746	14,937,801	9,778,056	836,442
Written option transactions	—	—	—	—	—	63,280
Foreign currency transactions	(299)	(17,614)	52	(1,702)	—	(401)
Net Realized Gain	1,513,806	11,118,908	23,091,798	14,936,099	9,778,056	899,321
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	2,886,307	(2,110,017)	(7,619,089)	(1,290,973)	(10,093,165)	(421,589)
Written options	—	—	—	—	—	(4,165)
Foreign currencies	(339)	15,155	—	(4,142)	—	(293)
Change in Net Unrealized Appreciation (Depreciation)	2,885,968	(2,094,862)	(7,619,089)	(1,295,115)	(10,093,165)	(426,047)
NET GAIN (LOSS)	4,399,774	9,024,046	15,472,709	13,640,984	(315,109)	473,274
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,514,526	$8,965,353	$18,069,823	$15,021,817	($4,213)	$507,785

Foreign taxes withheld on dividends and interest	$3,888	$386	$81,776	$22,905	$551	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$93,060	$1,147,547	$880,483	$1,810,331	$4,056,399	$3,335,720
Interest, net of foreign taxes withheld	—	—	—	—	563	—
Total Investment Income	93,060	1,147,547	880,483	1,810,331	4,056,962	3,335,720

EXPENSES
Advisory fees	191,744	547,211	348,264	657,206	1,035,852	564,305
Administration fees	47,936	109,442	58,044	123,226	182,798	130,224
Support services expenses	4,322	10,802	5,039	11,518	18,358	13,321
Custodian fees and expenses	855	3,098	992	126,821	41,719	35,003
Shareholder report expenses	1,413	3,525	1,649	3,764	5,965	4,322
Transfer agency out-of-pocket expenses	2,777	6,944	3,240	7,407	11,803	8,562
Registration fees	385	1,077	575	1,286	2,022	1,351
Legal, audit and tax service fees	3,842	9,634	4,498	10,249	16,286	11,791
Trustees’ fees and expenses	1,084	2,456	1,151	2,630	4,291	3,215
Other	6,920	8,717	3,647	24,246	16,746	13,126
Total Expenses	261,278	702,906	427,099	968,353	1,335,840	785,220
Adviser Expense Reimbursement (1)	(21,599)	(46,252)	(20,791)	(187,920)	(117,190)	(90,691)
Net Expenses	239,679	656,654	406,308	780,433	1,218,650	694,529
NET INVESTMENT INCOME (LOSS)	(146,619)	490,893	474,175	1,029,898	2,838,312	2,641,191

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	6,230,998	35,617,611	6,389,075	1,756,550	5,936,048	5,997,119
Futures contract transactions	—	(26,950)	—	—	2,378	—
Foreign currency transactions	—	(1,150)	—	(19,208)	(126,324)	820,105
Net Realized Gain	6,230,998	35,589,511	6,389,075	1,737,342	5,812,102	6,817,224

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (2)	(9,214,723)	(42,792,564)	(4,008,575)	3,546,857	(12,100,694)	(14,750,744)
Foreign currencies	—	(83)	—	(25,258)	(42,596)	(838,319)
Change in Net Unrealized Appreciation (Depreciation)	(9,214,723)	(42,792,647)	(4,008,575)	3,521,599	(12,143,290)	(15,589,063)
NET GAIN (LOSS)	(2,983,725)	(7,203,136)	2,380,500	5,258,941	(6,331,188)	(8,771,839)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,130,344)	($6,712,243)	$2,854,675	$6,288,839	($3,492,876)	($6,130,648)

Foreign taxes withheld on dividends and interest	$—	$4,037	$—	$189,186	$443,637	$369,369

(1)	See Note 7B in Notes to Financial Statements.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PL Emerging Markets Fund was net of increase in deferred foreign capital gains tax of $36,345.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

	PL Currency Strategies Fund	PL Global Absolute Return Fund	PL Precious Metals Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,101	$—	$265,302
Interest, net of foreign taxes withheld	112,598	5,710,186	63
Total Investment Income	115,699	5,710,186	265,365

EXPENSES
Advisory fees	508,180	779,494	297,890
Administration fees	117,272	146,155	59,578
Support services expenses	10,011	14,400	5,760
Custodian fees and expenses	6,788	116,891	7,826
Shareholder report expenses	3,274	4,857	1,881
Transfer agency out-of-pocket expenses	6,435	9,259	3,703
Registration fees	957	1,498	633
Legal, audit and tax service fees	8,956	12,862	5,137
Trustees’ fees and expenses	2,245	3,228	1,290
Interest expense	—	96,161	—
Other	2,717	16,930	4,215
Total Expenses	666,835	1,201,735	387,913
Advisory Fee Waiver (1)	—	—	(27,803)
Adviser Expense Reimbursement (2)	(4,342)	(116,300)	(5,903)
Net Expenses	662,493	1,085,435	354,207
NET INVESTMENT INCOME (LOSS)	(546,794)	4,624,751	(88,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(2,137)	2,181,325	(18,014,882)
Closed short positions	—	(164,696)	—
Futures contract transactions	—	(1,208,693)	—
Swap transactions	—	15,730	—
Written option transactions	—	196,345	—
Foreign currency transactions	8,098,068	276,705	(2,848)
Net Realized Gain (Loss)	8,095,931	1,296,716	(18,017,730)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(3,895,287)	(2,043,226)	20,338,975
Unfunded loan commitments	—	1,473	—
Short positions	—	51,677	—
Futures contracts	—	106,667	—
Swaps	—	(38,087)	—
Written options	—	(652,606)	—
Foreign currencies	6,868,608	5,629,538	(10,822)
Change in Net Unrealized Appreciation	2,973,321	3,055,436	20,328,153
NET GAIN	11,069,252	4,352,152	2,310,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,522,458	$8,976,903	$2,221,581

Foreign taxes withheld on dividends and interest	$4,234	$91,652	$53,758

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
	PL Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund
OPERATIONS
Net investment income	$2,214,414	$4,410,889	$3,427,348	$1,403,593	$3,769,882	$6,745,366
Net realized gain (loss)	34,053	1,130,734	1,561,586	(1,712,382)	9,225,252	544,477
Change in net unrealized appreciation (depreciation)	(1,988,542)	(1,632,529)	(933,305)	(11,666,272)	603,396	(14,411,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	259,925	3,909,094	4,055,629	(11,975,061)	13,598,530	(7,121,374)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,512,660)	—	(755,842)	—	(8,368,504)
Net realized gains - Class P	—	(1,669,705)	—	(2,707,398)	—	(2,998,837)
Net Decrease from Dividends and Distributions to Shareholders	—	(6,182,365)	—	(3,463,240)	—	(11,367,341)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	10,692,239	17,705,946	10,708,140	46,018,666	88,410,767	63,781,929
Dividends and distribution reinvestments - Class P	—	6,182,365	—	3,463,240	—	11,367,341
Cost of shares repurchased - Class P	(5,360,702)	(8,703,442)	(69,518,618)	(12,560,393)	(24,215,233)	(42,192,868)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,331,537	15,184,869	(58,810,478)	36,921,513	64,195,534	32,956,402
NET INCREASE (DECREASE) IN NET ASSETS	5,591,462	12,911,598	(54,754,849)	21,483,212	77,794,064	14,467,687
NET ASSETS
Beginning of Year or Period	123,115,931	110,204,333	185,764,518	164,281,306	579,752,952	565,285,265
End of Year or Period	$128,707,393	$123,115,931	$131,009,669	$185,764,518	$657,547,016	$579,752,952
Undistributed/Accumulated Net Investment Income (Loss)	$3,288,773	$1,074,359	$2,460,356	($966,992)	$4,429,728	$659,846

	PL Short Duration Bond Fund		PL Emerging Markets Debt Fund		PL Comstock Fund
OPERATIONS
Net investment income	$1,398,778	$2,354,102	$3,723,529	$5,037,344	$1,789,891	$4,378,442
Net realized gain (loss)	140,935	(122,598)	351,374	(4,722,575)	22,043,595	11,515,551
Change in net unrealized appreciation (depreciation)	(615,328)	(893,294)	(4,221,872)	(3,163,830)	(8,485,203)	43,949,715
Net Increase (Decrease) in Net Assets Resulting from Operations	924,385	1,338,210	(146,969)	(2,849,061)	15,348,283	59,843,708
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(3,024,235)	—	(3,887,073)	—	(2,637,092)
Net realized gains - Class P	—	—	—	(1,122,666)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(3,024,235)	—	(5,009,739)	—	(2,637,092)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	28,606,850	24,100,375	39,258,795	55,566,570	2,685,388	—
Dividends and distribution reinvestments - Class P	—	3,024,235	—	5,009,739	—	2,637,092
Cost of shares repurchased - Class P	(10,931,514)	(19,850,587)	(5,508,637)	(8,047,397)	(59,501,325)	(12,917,286)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,675,336	7,274,023	33,750,158	52,528,912	(56,815,937)	(10,280,194)
NET INCREASE (DECREASE) IN NET ASSETS	18,599,721	5,587,998	33,603,189	44,670,112	(41,467,654)	46,926,422
NET ASSETS
Beginning of Year or Period	229,188,696	223,600,698	130,515,949	85,845,837	308,597,808	261,671,386
End of Year or Period	$247,788,417	$229,188,696	$164,119,138	$130,515,949	$267,130,154	$308,597,808
Undistributed Net Investment Income	$2,048,322	$649,544	$4,723,437	$999,908	$3,325,419	$1,535,528

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
	PL Growth Fund		PL Large-Cap Growth Fund		PL Large-Cap Value Fund
OPERATIONS
Net investment income (loss)	$114,752	$150,031	($58,693)	($103,987)	$2,597,114	$8,203,641
Net realized gain	1,513,806	8,246,940	11,118,908	24,228,027	23,091,798	15,301,085
Change in net unrealized appreciation (depreciation)	2,885,968	7,367,677	(2,094,862)	9,193,870	(7,619,089)	44,822,644
Net Increase in Net Assets Resulting from Operations	4,514,526	15,764,648	8,965,353	33,317,910	18,069,823	68,327,370
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(573,668)	—	(299,083)	—	(5,289,219)
Net realized gains - Class P	—	—	—	(33,866,205)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(573,668)	—	(34,165,288)	—	(5,289,219)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	30,483,039	39,665,244	12,686,507	1,187,092	3,819,713	—
Dividends and distribution reinvestments - Class P	—	573,668	—	34,165,288	—	5,289,219
Cost of shares repurchased - Class P	(3,018,154)	(2,756,202)	(8,172,601)	(4,289,678)	(59,926,650)	(12,039,570)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,464,885	37,482,710	4,513,906	31,062,702	(56,106,937)	(6,750,351)
NET INCREASE (DECREASE) IN NET ASSETS	31,979,411	52,673,690	13,479,259	30,215,324	(38,037,114)	56,287,800
NET ASSETS
Beginning of Year or Period	101,284,647	48,610,957	172,613,336	142,398,012	380,372,410	324,084,610
End of Year or Period	$133,264,058	$101,284,647	$186,092,595	$172,613,336	$342,335,296	$380,372,410
Undistributed/Accumulated Net Investment Income (Loss)	$256,594	$141,842	($93,809)	($35,116)	$6,816,773	$4,219,659

	PL Main Street Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
OPERATIONS
Net investment income (loss)	$1,380,833	$2,335,231	$310,896	$553,452	$34,511	($65,397)
Net realized gain	14,936,099	32,445,487	9,778,056	16,313,197	899,321	22,500,834
Change in net unrealized appreciation (depreciation)	(1,295,115)	13,569,441	(10,093,165)	19,772,101	(426,047)	(7,212,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,021,817	48,350,159	(4,213)	36,638,750	507,785	15,223,083
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,316,456)	—	(833,404)	—	(152,439)
Net realized gains - Class P	—	—	—	(12,097,077)	—	(19,078,154)
Net Decrease from Dividends and Distributions to Shareholders	—	(2,316,456)	—	(12,930,481)	—	(19,230,593)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,596,066	1,444,719	37,751,569	—	3,181,726	16,183,178
Dividends and distribution reinvestments - Class P	—	2,316,456	—	12,930,481	—	19,230,593
Cost of shares repurchased - Class P	(22,425,454)	(4,648,182)	(5,658,637)	(3,697,469)	(12,128,173)	(2,159,393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,829,388)	(887,007)	32,092,932	9,233,012	(8,946,447)	33,254,378
NET INCREASE (DECREASE) IN NET ASSETS	(4,807,571)	45,146,696	32,088,719	32,941,281	(8,438,662)	29,246,868
NET ASSETS
Beginning of Year or Period	257,575,002	212,428,306	171,356,898	138,415,617	90,803,721	61,556,853
End of Year or Period	$252,767,431	$257,575,002	$203,445,617	$171,356,898	$82,365,059	$90,803,721
Undistributed/Accumulated Net Investment Income (Loss)	$1,911,819	$530,986	$310,380	($516)	$64,993	$30,482

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund
OPERATIONS
Net investment income (loss)	($146,619)	($156,785)	$490,893	$2,065,670	$474,175	$975,804
Net realized gain	6,230,998	7,918,947	35,589,511	13,048,909	6,389,075	1,621,422
Change in net unrealized appreciation (depreciation)	(9,214,723)	2,291,721	(42,792,647)	7,490,389	(4,008,575)	1,468,596
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,130,344)	10,053,883	(6,712,243)	22,604,968	2,854,675	4,065,822
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(98,659)	—	(1,780,478)	—	(1,118,697)
Net realized gains - Class P	—	(1,357,600)	—	(6,305,462)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(1,456,259)	—	(8,085,940)	—	(1,118,697)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	23,567,030	—	3,461,990	1,624,962	1,362,208	10,629,608
Dividends and distribution reinvestments - Class P	—	1,456,259	—	8,085,940	—	1,118,697
Cost of shares repurchased - Class P	(2,592,415)	(1,030,591)	(14,694,912)	(2,174,457)	(32,731,089)	(1,006,216)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,974,615	425,668	(11,232,922)	7,536,445	(31,368,881)	10,742,089
NET INCREASE (DECREASE) IN NET ASSETS	17,844,271	9,023,292	(17,945,165)	22,055,473	(28,514,206)	13,689,214
NET ASSETS
Beginning of Year or Period	59,921,333	50,898,041	147,702,257	125,646,784	73,827,566	60,138,352
End of Year or Period	$77,765,604	$59,921,333	$129,757,092	$147,702,257	$45,313,360	$73,827,566
Undistributed/Accumulated Net Investment Income (Loss)	($141,504)	$5,115	$1,800,940	$1,310,047	$538,877	$64,702

	PL Emerging Markets Fund		PL International Large-Cap Fund		PL International Value Fund
OPERATIONS
Net investment income	$1,029,898	$783,231	$2,838,312	$2,741,883	$2,641,191	$6,527,844
Net realized gain	1,737,342	4,504,312	5,812,102	3,556,669	6,817,224	8,728,123
Change in net unrealized appreciation (depreciation)	3,521,599	3,487,389	(12,143,290)	21,548,202	(15,589,063)	9,297,780
Net Increase (Decrease) in Net Assets Resulting from Operations	6,288,839	8,774,932	(3,492,876)	27,846,754	(6,130,648)	24,553,747
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(903,956)	—	(2,672,165)	—	(4,102,104)
Net realized gains - Class P	—	(2,799,145)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(3,703,101)	—	(2,672,165)	—	(4,102,104)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	4,536,156	35,981,890	58,730,314	19,090,781	21,874,172	9,339,592
Dividends and distribution reinvestments - Class P	—	3,703,101	—	2,672,165	—	4,102,104
Cost of shares repurchased - Class P	(4,450,515)	(2,234,325)	(18,858,455)	(5,378,260)	(20,980,828)	(3,902,120)
Net Increase in Net Assets from Capital Share Transactions	85,641	37,450,666	39,871,859	16,384,686	893,344	9,539,576
NET INCREASE (DECREASE) IN NET ASSETS	6,374,480	42,522,497	36,378,983	41,559,275	(5,237,304)	29,991,219
NET ASSETS
Beginning of Year or Period	153,332,620	110,810,123	240,522,148	198,962,873	176,540,871	146,549,652
End of Year or Period	$159,707,100	$153,332,620	$276,901,131	$240,522,148	$171,303,567	$176,540,871
Undistributed/Accumulated Net Investment Income (Loss)	$491,073	($538,825)	$4,097,742	$1,259,430	$4,857,534	$2,216,343

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014	Six-Month Period Ended September 30, 2014 (1)	Year Ended March 31, 2014
	PL Currency Strategies Fund		PL Global Absolute Return Fund		PL Precious Metals Fund
OPERATIONS
Net investment income (loss)	($546,794)	($882,585)	$4,624,751	$6,710,785	($88,842)	$226,549
Net realized gain (loss)	8,095,931	(5,197,176)	1,296,716	(10,735,110)	(18,017,730)	(10,458,973)
Change in net unrealized appreciation (depreciation)	2,973,321	(2,107,085)	3,055,436	(864,055)	20,328,153	(11,762,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,522,458	(8,186,846)	8,976,903	(4,888,380)	2,221,581	(21,995,318)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,034,980)	—	(3,863,039)	—	(451,925)
Net realized gains - Class P	—	—	—	(269,888)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,034,980)	—	(4,132,927)	—	(451,925)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	60,104,733	25,560,571	8,189,076	40,317,659	5,310,973	42,913,086
Dividends and distribution reinvestments - Class P	—	4,034,980	—	4,132,927	—	451,925
Cost of shares repurchased - Class P	(4,399,070)	(4,993,288)	(35,435,776)	(8,994,814)	(54,009,625)	(2,466,278)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	55,705,663	24,602,263	(27,246,700)	35,455,772	(48,698,652)	40,898,733
NET INCREASE (DECREASE) IN NET ASSETS	66,228,121	12,380,437	(18,269,797)	26,434,465	(46,477,071)	18,451,490
NET ASSETS
Beginning of Year or Period	131,023,115	118,642,678	198,359,795	171,925,330	84,402,245	65,950,755
End of Year or Period	$197,251,236	$131,023,115	$180,089,998	$198,359,795	$37,925,174	$84,402,245
Undistributed/Accumulated Net Investment Income (Loss)	($5,349,743)	($4,802,949)	$3,137,423	($1,487,328)	($275,716)	($186,874)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2014 (Unaudited)

PL Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$4,055,629
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities: Purchases of long-term securities	(79,592,853)
Proceeds from disposition of long-term securities	112,309,307
Proceeds from securities sold short	15,538,998
Purchases to cover securities sold short	(15,527,251)
Purchases of short-term securities, net	(5,333,904)
Increase in swap premiums	12,340
Increase in dividends and interest receivable	(101,588)
Increase in receivable for securities sold	(7,325,365)
Increase in receivable due from adviser	(775)
Decrease in prepaid expenses and other assets	1,216
Decrease in variation margin	44,886
Increase in payable for securities purchased	1,758,214
Increase in payable for swap agreements	298
Increase in payable due to brokers	1,061,000
Decrease in accrued advisory fees	(9,623)
Decrease in accrued administration fees	(3,609)
Decrease in accrued support services expenses	(3,956)
Decrease in accrued custodian fees and expenses	(2,450)
Decrease in accrued transfer agency out-of-pocket expenses	(3,425)
Decrease in accrued legal, audit and tax service fees	(5,295)
Increase in accrued trustees’ fees and expenses and deferred compensation	130
Decrease in accrued other payables	(9,835)
Change in net unrealized depreciation on investment securities	1,804,093
Change in net unrealized depreciation on swaps	483,350
Change in net unrealized depreciation on written options	85,310
Change in net unrealized appreciation on foreign currencies	(1,402,310)
Net realized gain on investment securities	(753,556)
Net realized gain on closed short positions	(11,747)
Net realized loss on swaps	59,489
Net realized gain on written options	(165,031)
Net realized gain on foreign currency	(784,224)
Net amortization on investments	515,841
Net cash provided by operating activities	26,693,304

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	10,992,871
Payment of shares redeemed	(69,536,322)
Increase in payable for sale-buyback financing transactions	31,452,211
Net cash used in financing activities	(27,091,240)

NET DECREASE IN CASH AND FOREIGN CURRENCY	(397,936)

CASH AND FOREIGN CURRENCY:
Beginning of Period	808,866
End of Period	$410,930

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The PL Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria. Interest paid by the PL Inflation Managed Fund was $19,717.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Floating Rate Loan Fund
4/1/2014 - 9/30/2014 (6)	$10.05	$0.18		($0.16)	$0.02	$—	$—		$—	$10.07	1.02%	0.80%	3.52%	0.20%	$128,707	18%
4/1/2013 - 3/31/2014	10.24	0.38		(0.04)	0.34	(0.38)	(0.15)		(0.53)	10.05	1.02%	0.80%	3.73%	3.39%	123,116	73%
4/1/2012 - 3/31/2013	10.10	0.46		0.18	0.64	(0.47)	(0.03)		(0.50)	10.24	1.03%	0.80%	4.45%	6.40%	110,204	94%
4/1/2011 - 3/31/2012	10.12	0.43		(0.06)	0.37	(0.39)	—		(0.39)	10.10	1.04%	0.80%	4.33%	3.80%	112,088	45%
4/1/2010 - 3/31/2011	9.88	0.34		0.19	0.53	(0.29)	—		(0.29)	10.12	1.22%	0.90%	4.29%	5.51%	86,066	92%
4/1/2009 - 3/31/2010	8.18	0.45		1.70	2.15	(0.45)	—		(0.45)	9.88	1.54%	1.30%	4.78%	26.70%	53,122	118%
PL Inflation Managed Fund
4/1/2014 - 9/30/2014 (6)	$8.84	$0.17		($0.01)	$0.16	$—	$—		$—	$9.00	0.65%	0.57%	3.73%	1.81%	$131,010	42%
4/1/2013 - 3/31/2014	9.73	0.07		(0.78)	(0.71)	(0.04)	(0.14)		(0.18)	8.84	0.64%	0.56%	0.83%	(7.40%)	185,765	36%
4/1/2012 - 3/31/2013	10.79	0.21		0.52	0.73	(0.51)	(1.28)		(1.79)	9.73	0.69%	0.58%	1.95%	6.79%	164,281	111%
4/1/2011 - 3/31/2012	10.53	0.31		0.85	1.16	(0.40)	(0.50)		(0.90)	10.79	0.67%	0.56%	2.83%	11.11%	287,956	372%
4/1/2010 - 3/31/2011	10.10	0.24		0.61	0.85	(0.21)	(0.21)		(0.42)	10.53	0.82%	0.64%	2.31%	8.56%	229,356	323%
4/1/2009 - 3/31/2010	9.59	0.29		0.62	0.91	(0.40)	—		(0.40)	10.10	1.21%	0.95%	2.90%	9.68%	149,453	300%
PL Managed Bond Fund
4/1/2014 - 9/30/2014 (6)	$10.76	$0.07		$0.17	$0.24	$—	$—		$—	$11.00	0.62%	0.55%	1.24%	2.23%	$657,547	282%
4/1/2013 - 3/31/2014	11.11	0.13		(0.27)	(0.14)	(0.15)	(0.06)		(0.21)	10.76	0.63%	0.55%	1.16%	(1.22%)	579,753	530%
4/1/2012 - 3/31/2013	10.86	0.20		0.55	0.75	(0.35)	(0.15)		(0.50)	11.11	0.66%	0.56%	1.75%	6.85%	565,285	495%
4/1/2011 - 3/31/2012	10.75	0.25		0.15	0.40	(0.29)	—		(0.29)	10.86	0.67%	0.55%	2.33%	4.02%	486,215	519%
4/1/2010 - 3/31/2011	10.75	0.24		0.43	0.67	(0.30)	(0.37)		(0.67)	10.75	0.82%	0.63%	2.16%	6.31%	378,982	502%
4/1/2009 - 3/31/2010	9.70	0.30		1.48	1.78	(0.50)	(0.23)		(0.73)	10.75	1.22%	0.95%	2.86%	18.68%	235,957	352%
PL Short Duration Bond Fund
4/1/2014 - 9/30/2014 (6)	$10.05	$0.06		($0.02)	$0.04	$—	$—		$—	$10.09	0.64%	0.55%	1.19%	0.40%	$247,788	26%
4/1/2013 - 3/31/2014	10.12	0.10		(0.04)	0.06	(0.13)	—		(0.13)	10.05	0.64%	0.55%	1.02%	0.64%	229,189	43%
4/1/2012 - 3/31/2013	10.07	0.11		0.08	0.19	(0.14)	(0.00	)(7)	(0.14)	10.12	0.65%	0.55%	1.08%	1.86%	223,601	63%
4/1/2011 - 3/31/2012	10.04	0.11		0.05	0.16	(0.12)	(0.01)		(0.13)	10.07	0.68%	0.55%	1.14%	1.62%	155,368	150%
4/1/2010 - 3/31/2011	10.00	0.10		0.06	0.16	(0.08)	(0.04)		(0.12)	10.04	0.81%	0.64%	1.00%	1.57%	121,133	196%
4/1/2009 - 3/31/2010	9.69	0.18		0.33	0.51	(0.20)	—		(0.20)	10.00	1.22%	0.95%	1.84%	5.27%	75,674	167%
PL Emerging Markets Debt Fund
4/1/2014 - 9/30/2014 (6)	$9.69	$0.26		($0.20)	$0.06	$—	$—		$—	$9.75	1.05%	0.94%	5.15%	0.52%	$164,119	53%
4/1/2013 - 3/31/2014	10.53	0.47		(0.90)	(0.43)	(0.32)	(0.09)		(0.41)	9.69	1.06%	0.94%	4.71%	(3.92%)	130,516	116%
6/29/2012 - 3/31/2013	10.00	0.37		0.46	0.83	(0.27)	(0.03)		(0.30)	10.53	1.17%	0.94%	4.67%	8.24%	85,846	61%
PL Comstock Fund
4/1/2014 - 9/30/2014 (6)	$17.61	$0.11		$0.82	$0.93	$—	$—		$—	$18.54	0.96%	0.89%	1.19%	5.28%	$267,130	10%
4/1/2013 - 3/31/2014	14.40	0.25		3.11	3.36	(0.15)	—		(0.15)	17.61	0.97%	0.89%	1.53%	23.36%	308,598	14%
4/1/2012 - 3/31/2013	12.47	0.19		1.91	2.10	(0.17)	—		(0.17)	14.40	0.97%	0.89%	1.51%	16.96%	261,671	35%
4/1/2011 - 3/31/2012	12.13	0.17		0.32	0.49	(0.15)	—		(0.15)	12.47	0.99%	0.89%	1.47%	4.22%	207,330	24%
4/1/2010 - 3/31/2011	10.69	0.13		1.41	1.54	(0.10)	—		(0.10)	12.13	1.13%	0.99%	1.16%	14.55%	166,465	31%
4/1/2009 - 3/31/2010	6.95	0.09		3.74	3.83	(0.09)	—		(0.09)	10.69	1.51%	1.30%	0.93%	55.34%	128,169	28%
PL Growth Fund
4/1/2014 - 9/30/2014 (6)	$17.33	$0.02		$0.65	$0.67	$—	$—		$—	$18.00	0.76%	0.70%	0.20%	3.92%	$133,264	18%
4/1/2013 - 3/31/2014	13.93	0.03		3.47	3.50	(0.10)	—		(0.10)	17.33	0.79%	0.70%	0.20%	25.15%	101,285	76%
4/1/2012 - 3/31/2013	13.12	0.08		0.90	0.98	(0.17)	—		(0.17)	13.93	0.86%	0.70%	0.63%	7.53%	48,611	72%
4/1/2011 - 3/31/2012	12.42	0.06		0.71	0.77	(0.07)	—		(0.07)	13.12	0.85%	0.70%	0.54%	6.26%	108,340	84%
4/1/2010 - 3/31/2011	11.21	0.07		1.14	1.21	—	—		—	12.42	0.95%	0.79%	0.58%	10.79%	115,576	83%
4/1/2009 - 3/31/2010	7.74	0.02		3.60	3.62	(0.15)	—		(0.15)	11.21	1.37%	1.10%	0.19%	47.26%	89,219	60%
PL Large-Cap Growth Fund
4/1/2014 - 9/30/2014 (6)	$10.28	($—	)(7)	$0.52	$0.52	$—	$—		$—	$10.80	0.96%	0.86%	(0.07%)	5.06%	$186,093	55%
4/1/2013 - 3/31/2014	10.40	(0.01)		2.41	2.40	(0.02)	(2.50)		(2.52)	10.28	0.97%	0.84%	(0.06%)	23.58%	172,613	163%
4/1/2012 - 3/31/2013	10.30	0.03		0.70	0.73	—	(0.63)		(0.63)	10.40	0.99%	0.81%	0.31%	7.66%	142,398	131%
4/1/2011 - 3/31/2012	9.23	(0.02)		1.25	1.23	—	(0.16)		(0.16)	10.30	1.00%	0.88%	(0.26%)	13.65%	129,222	76%
4/1/2010 - 3/31/2011	7.71	(0.01)		1.53	1.52	—	—		—	9.23	1.12%	0.95%	(0.11%)	19.72%	99,101	102%
4/1/2009 - 3/31/2010	5.44	(0.03)		2.30	2.27	—	—		—	7.71	1.59%	1.28%	(0.38%)	41.73%	61,106	116%

See Notes to Financial Statements	See explanation of references if any, on page B-16

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL Large-Cap Value Fund
4/1/2014 - 9/30/2014 (6)	$16.71	$0.12	$0.71	$0.83	$—	$—	$—	$17.54	0.86%	0.80%	1.39%	4.97%	$342,335	9%
4/1/2013 - 3/31/2014	13.96	0.36	2.62	2.98	(0.23)	—	(0.23)	16.71	0.86%	0.80%	2.33%	21.41%	380,372	13%
4/1/2012 - 3/31/2013	12.31	0.23	1.66	1.89	(0.24)	—	(0.24)	13.96	0.87%	0.80%	1.80%	15.54%	324,085	26%
4/1/2011 - 3/31/2012	11.59	0.22	0.71	0.93	(0.21)	—	(0.21)	12.31	0.89%	0.80%	1.96%	8.21%	262,917	20%
4/1/2010 - 3/31/2011	10.42	0.16	1.15	1.31	(0.14)	—	(0.14)	11.59	1.01%	0.89%	1.56%	12.69%	228,436	19%
4/1/2009 - 3/31/2010	7.35	0.14	3.07	3.21	(0.14)	—	(0.14)	10.42	1.38%	1.20%	1.52%	43.79%	162,312	16%
PL Main Street Core Fund
4/1/2014 - 9/30/2014 (6)	$14.85	$0.08	$0.82	$0.90	$—	$—	$—	$15.75	0.66%	0.60%	1.06%	6.06%	$252,767	17%
4/1/2013 - 3/31/2014	12.20	0.13	2.65	2.78	(0.13)	—	(0.13)	14.85	0.67%	0.60%	0.99%	22.84%	257,575	66%
4/1/2012 - 3/31/2013	11.26	0.14	0.96	1.10	(0.16)	—	(0.16)	12.20	0.68%	0.60%	1.21%	9.93%	212,428	60%
4/1/2011 - 3/31/2012	10.13	0.10	1.11	1.21	(0.08)	—	(0.08)	11.26	0.70%	0.60%	1.00%	12.12%	193,538	48%
4/1/2010 - 3/31/2011	9.00	0.09	1.10	1.19	(0.06)	—	(0.06)	10.13	0.83%	0.70%	0.93%	13.28%	157,890	58%
4/1/2009 - 3/31/2010	6.11	0.07	2.89	2.96	(0.07)	—	(0.07)	9.00	1.23%	1.00%	0.89%	48.57%	146,028	130%
PL Mid-Cap Equity Fund
4/1/2014 - 9/30/2014 (6)	$12.84	$0.02	($0.04)	($0.02)	$—	$—	$—	$12.82	0.86%	0.80%	0.34%	(0.16%)	$203,446	77%
4/1/2013 - 3/31/2014	11.00	0.04	2.84	2.88	(0.06)	(0.98)	(1.04)	12.84	0.87%	0.80%	0.36%	26.82%	171,357	114%
4/1/2012 - 3/31/2013	10.29	0.06	0.72	0.78	(0.07)	—	(0.07)	11.00	0.90%	0.80%	0.65%	7.63%	138,416	191%
4/1/2011 - 3/31/2012	10.46	0.05	(0.18)	(0.13)	(0.04)	—	(0.04)	10.29	0.89%	0.80%	0.51%	(1.17%)	165,168	102%
4/1/2010 - 3/31/2011	8.66	0.08	1.79	1.87	(0.07)	—	(0.07)	10.46	1.02%	0.89%	0.87%	21.70%	135,755	87%
4/1/2009 - 3/31/2010	5.33	0.03	3.34	3.37	(0.04)	—	(0.04)	8.66	1.41%	1.20%	0.44%	63.29%	101,650	74%
PL Mid-Cap Growth Fund
4/1/2014 - 9/30/2014 (6)	$8.17	$— (7)	$0.06	$0.06	$—	$—	$—	$8.23	0.91%	0.80%	0.08%	0.73%	$82,365	17%
4/1/2013 - 3/31/2014	8.58	(0.01)	1.93	1.92	(0.01)	(2.32)	(2.33)	8.17	0.93%	0.83%	(0.09%)	23.39%	90,804	135%
4/1/2012 - 3/31/2013	8.87	0.05	(0.03)	0.02	(0.02)	(0.29)	(0.31)	8.58	1.00%	0.85%	0.60%	0.61%	61,557	48%
4/1/2011 - 3/31/2012	10.28	(0.02)	(0.28)	(0.30)	(0.05)	(1.06)	(1.11)	8.87	0.98%	0.85%	(0.21%)	(1.08%)	73,586	27%
4/1/2010 - 3/31/2011	8.41	0.02	2.83	2.85	(0.02)	(0.96)	(0.98)	10.28	1.17%	0.95%	0.24%	35.16%	64,476	44%
4/1/2009 - 3/31/2010	4.98	(0.03)	3.56	3.53	—	(0.10)	(0.10)	8.41	1.53%	1.25%	(0.42%)	70.89%	54,994	32%
PL Small-Cap Growth Fund
4/1/2014 - 9/30/2014 (6)	$15.54	($0.03)	($0.90)	($0.93)	$—	$—	$—	$14.61	0.82%	0.75%	(0.46)%	(5.99%)	$77,766	176%
4/1/2013 - 3/31/2014	13.29	(0.04)	2.67	2.63	(0.02)	(0.36)	(0.38)	15.54	0.83%	0.75%	(0.28%)	19.90%	59,921	84%
4/1/2012 - 3/31/2013	11.86	0.03	1.40	1.43	—	—	—	13.29	0.90%	0.75%	0.21%	12.06%	50,898	92%
4/1/2011 - 3/31/2012	11.90	(0.03)	(0.01)	(0.04)	—	—	—	11.86	0.93%	0.75%	(0.31%)	(0.34%)	36,370	67%
4/1/2010 - 3/31/2011	9.41	(0.06)	2.55	2.49	—	—	—	11.90	1.11%	0.84%	(0.63%)	26.46%	32,355	86%
4/1/2009 - 3/31/2010	5.88	(0.06)	3.59	3.53	—	—	—	9.41	1.56%	1.15%	(0.81%)	60.03%	25,691	88%
PL Small-Cap Value Fund
4/1/2014 - 9/30/2014 (6)	$13.55	$0.05	($0.70)	($0.65)	$—	$—	$—	$12.90	0.96%	0.90%	0.67%	(4.80%)	$129,757	116%
4/1/2013 - 3/31/2014	12.15	0.20	1.98	2.18	(0.16)	(0.62)	(0.78)	13.55	0.97%	0.90%	1.52%	18.13%	147,702	41%
4/1/2012 - 3/31/2013	10.58	0.22	1.52	1.74	(0.17)	—	(0.17)	12.15	1.00%	0.90%	2.08%	16.72%	125,647	38%
4/1/2011 - 3/31/2012	10.60	0.16	(0.05)	0.11	(0.13)	—	(0.13)	10.58	1.02%	0.90%	1.59%	1.19%	86,152	21%
4/1/2010 - 3/31/2011	8.57	0.16	1.98	2.14	(0.11)	—	(0.11)	10.60	1.13%	0.97%	1.71%	25.11%	76,247	31%
4/1/2009 - 3/31/2010	5.49	0.13	3.06	3.19	(0.11)	—	(0.11)	8.57	1.58%	1.30%	1.82%	58.28%	38,173	32%
PL Real Estate Fund
4/1/2014 - 9/30/2014 (6)	$14.19	$0.09	$0.48	$0.57	$—	$—	$—	$14.76	1.10%	1.05%	1.23%	4.02%	$45,313	17%
4/1/2013 - 3/31/2014	13.67	0.21	0.54	0.75	(0.23)	—	(0.23)	14.19	1.12%	1.05%	1.52%	5.61%	73,828	18%
4/1/2012 - 3/31/2013	12.59	0.17	1.08	1.25	(0.17)	—	(0.17)	13.67	1.16%	1.05%	1.35%	9.98%	60,138	23%
4/1/2011 - 3/31/2012	11.46	0.13	1.08	1.21	(0.08)	—	(0.08)	12.59	1.18%	1.05%	1.13%	10.62%	52,679	24%
4/1/2010 - 3/31/2011	9.24	0.08	2.23	2.31	(0.09)	—	(0.09)	11.46	1.34%	1.14%	0.77%	25.16%	41,860	32%
4/1/2009 - 3/31/2010	4.60	0.12	4.64	4.76	(0.12)	—	(0.12)	9.24	1.76%	1.45%	1.68%	104.32%	36,352	27%
PL Emerging Markets Fund
4/1/2014 - 9/30/2014 (6)	$14.75	$0.10	$0.50	$0.60	$—	$—	$—	$15.35	1.18%	0.95%	1.25%	4.07%	$159,707	13%
4/1/2013 - 3/31/2014	14.22	0.09	0.83	0.92	(0.10)	(0.29)	(0.39)	14.75	1.27%	0.95%	0.59%	6.43%	153,333	31%
4/1/2012 - 3/31/2013	13.55	0.08	0.68	0.76	(0.09)	—	(0.09)	14.22	1.36%	0.95%	0.62%	5.60%	110,810	40%
4/1/2011 - 3/31/2012	14.68	0.14	(0.95)	(0.81)	(0.07)	(0.25)	(0.32)	13.55	1.49%	0.95%	1.09%	(5.15%)	85,483	30%
4/1/2010 - 3/31/2011	12.19	0.11	2.64	2.75	(0.26)	—	(0.26)	14.68	1.56%	1.04%	0.80%	22.53%	64,270	46%
4/1/2009 - 3/31/2010	6.54	0.06	5.66	5.72	(0.07)	—	(0.07)	12.19	2.15%	1.35%	0.57%	87.45%	47,714	55%

See Notes to Financial Statements	See explanation of references if any, on page B-16

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PL International Large-Cap Fund
4/1/2014 - 9/30/2014 (6)	$18.46	$0.22	($0.43)	($0.21)	$—		$—	$—		$18.25	1.10%	1.00%	2.33%	(1.14%)	$276,901	15%
4/1/2013 - 3/31/2014	16.48	0.22	1.97	2.19	(0.21)		—	(0.21)		18.46	1.10%	1.00%	1.23%	13.28%	240,522	14%
4/1/2012 - 3/31/2013	15.12	0.23	1.40	1.63	(0.27)		—	(0.27)		16.48	1.13%	1.00%	1.55%	10.88%	198,963	28%
4/1/2011 - 3/31/2012	15.37	0.22	(0.30)	(0.08)	(0.17)		—	(0.17)		15.12	1.17%	1.00%	1.52%	(0.32%)	203,944	24%
4/1/2010 - 3/31/2011	13.83	0.16	1.52	1.68	(0.14)		—	(0.14)		15.37	1.30%	1.09%	1.16%	12.36%	138,033	34%
4/1/2009 - 3/31/2010	9.17	0.16	4.64	4.80	(0.14)		—	(0.14)		13.83	1.72%	1.40%	1.26%	52.64%	108,002	25%
PL International Value Fund
4/1/2014 - 9/30/2014 (6)	$10.33	$0.16	($0.55)	($0.39)	$—		$—	$—		$9.94	0.90%	0.80%	3.04%	(3.78%)	$171,304	44%
4/1/2013 - 3/31/2014	9.10	0.39	1.08	1.47	(0.24)		—	(0.24)		10.33	0.91%	0.80%	3.89%	16.15%	176,541	54%
4/1/2012 - 3/31/2013	8.62	0.20	0.51	0.71	(0.23)		—	(0.23)		9.10	0.94%	0.80%	2.30%	8.26%	146,550	66%
4/1/2011 - 3/31/2012	9.51	0.26	(0.89)	(0.63)	(0.26)		—	(0.26)		8.62	1.02%	0.80%	3.06%	(6.20%)	111,119	63%
4/1/2010 - 3/31/2011	9.19	0.18	0.35	0.53	(0.21)		—	(0.21)		9.51	1.14%	0.90%	2.01%	5.99%	90,242	150%
4/1/2009 - 3/31/2010	6.14	0.19	3.00	3.19	(0.14)		—	(0.14)		9.19	1.56%	1.20%	2.28%	52.10%	86,284	60%
PL Currency Strategies Fund
4/1/2014 - 9/30/2014 (6)	$9.41	($0.03)	$0.68	$0.65	$—		$—	$—		$10.06	0.85%	0.85%	(0.70%)	6.91%	$197,251	105%
4/1/2013 - 3/31/2014	10.32	(0.07)	(0.52)	(0.59)	(0.32)		—	(0.32)		9.41	0.89%	0.85%	(0.68%)	(5.98%)	131,023	49%
12/7/2012 - 3/31/2013	10.00	(0.02)	0.34	0.32	—		—	—		10.32	0.94%	0.85%	(0.69%)	3.20%	118,643	49%
PL Global Absolute Return Fund
4/1/2014 - 9/30/2014 (6)	$9.69	$0.24	$0.22	$0.46	$—		$—	$—		$10.15	1.23%	1.11%	4.75%	4.75%	$180,090	73%
4/1/2013 - 3/31/2014	10.19	0.36	(0.65)	(0.29)	(0.20)		(0.01)	(0.21)		9.69	1.36%	1.18%	3.64%	(2.80%)	198,360	115%
12/7/2012 - 3/31/2013	10.00	0.07	0.13	0.20	(0.01)		—	(0.01)		10.19	1.20%	1.06%	2.25%	1.96%	171,925	38%
PL Precious Metals Fund
4/1/2014 - 9/30/2014 (6)	$5.72	($0.01)	($0.33)	($0.34)	$—		$—	$—		$5.38	0.98%	0.89%	(0.22%)	(5.94%)	$37,925	23%
4/1/2013 - 3/31/2014	8.22	0.02	(2.49)	(2.47)	(0.03)		—	(0.03)		5.72	0.99%	0.88%	0.30%	(29.98%)	84,402	12%
12/7/2012 - 3/31/2013	10.00	0.01	(1.79)	(1.78)	(0.00	)(7)	—	(0.00	)(7)	8.22	1.12%	0.88%	0.31%	(17.79%)	65,951	3%

(1)	All the funds presented in these financial statements currently offer Class P shares only. Effective July 2, 2010, all Class A shares of these funds were converted to Class P shares. Performance information prior to the conversion for these funds pertains to Class A shares and reflects the fees and expenses associated with that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers and adviser expense reimbursements as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(5)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited.
(7)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2014, the Trust was comprised of thirty-three separate funds, twenty-one of which are presented in these financial statements (each individually, a “Fund”, and collectively the “Funds”): PL Floating Rate Loan Fund, PL Inflation Managed Fund, PL Managed Bond Fund, PL Short Duration Bond Fund, PL Emerging Markets Debt Fund, PL Comstock Fund, PL Growth Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Real Estate Fund, PL Emerging Markets Fund, PL International Large-Cap Fund, PL International Value Fund, PL Currency Strategies Fund, PL Global Absolute Return Fund, and PL Precious Metals Fund (collectively the “PL Underlying Funds”).

The PL Underlying Funds offer Class P shares only, which are sold at Net Asset Value (“NAV”). Presently, only the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), the PL Diversified Alternatives Fund, the Adviser and certain of its affiliates can invest in Class P shares of the PL Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds and the PL Diversified Alternatives Fund, which is available without charge. For information on how to obtain the semi-annual report for the Portfolio Optimization Funds and the PL Diversified Alternatives Fund, see the Where to Go for More Information section of this report on page D-8.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. generally accepted accounting principles (“U.S. GAAP”). In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Short-Term Investments

Short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using reference instruments and industry pricing models pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular

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markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2014, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an

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inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they

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are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may

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receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash

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due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Inflation Managed and Managed Bond Funds used futures contracts to manage interest rate exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PL Managed Bond Fund also used futures contracts to manage duration and currency exposure. The PL Short Duration Bond Fund entered into interest rate futures to manage duration. The PL Small-Cap Value Fund entered into futures contracts to maintain full exposure to the equity markets. The PL International Large-Cap Fund entered into futures contracts to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Funds. The PL Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equity markets, to manage exposure to various securities markets, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the

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stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the Funds entered into option contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds wrote options and swaptions on futures, currencies and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Funds wrote inflation caps and floors to hedge duration. The PL Inflation Managed Fund also purchased swaptions on swaps as a substitute for cash bond exposure and for purposes of liquidity. The PL Managed Bond Fund also purchased swaptions on futures as a substitute for cash bond exposure and for purposes of liquidity. The PL Managed Bond Fund also purchased and wrote options to manage the market risk of the Fund’s cash bond exposure. The PL Mid-Cap Growth Fund purchased and wrote options to establish, increase or gain exposure to an underlying security and to hedge market risk on equity investments. The PL Global Absolute Return Fund purchased and wrote options for purposes of risk management to protect gains and to facilitate buying and selling of securities for investment.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the Funds entered into Forward Contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of investments, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of these Funds’ investment strategy. The PL Short Duration Bond Fund entered into Forward Contracts to manage duration. The PL Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The PL Comstock Fund entered into Forward Contracts for risk management purposes to mitigate currency risk and isolate securities selection as the primary driver of performance. The PL Large-Cap Growth Fund entered into Forward Contracts to hedge against a specific security or investment, and to establish or hedge exposure away from foreign currencies. The PL International Value Fund entered into Forward Contracts for risk management purposes to manage currency deviations relative to the benchmark. The PL Currency Strategies Fund purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy. The PL Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to increase returns, and as a substitute for securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment

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received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the Funds entered into interest rate swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, and as a substitute for cash bond exposure. The PL Emerging Markets Debt Fund entered into interest rate swaps for hedging purposes, to gain exposure to the various markets, and as part of the Fund’s investment strategy. The PL Global Absolute Return Fund entered into interest rate swaps for hedging purposes to manage interest rate risk, to gain or mitigate currency exposure and exposure to various securities markets, and to increase returns.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers

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(Unaudited)

(i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2014 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the Funds entered into credit default swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into credit default swaps on credit indices to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market sectors. The PL Managed Bond Fund also entered into credit default swaps on credit indices to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and the cash bond market. The PL Global Absolute Return Fund entered into credit default swaps to hedge exposure to the Fund’s investments, to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, and to increase returns.

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(Unaudited)

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the Funds entered into total return swaps for the following reasons: The PL Emerging Markets Debt Fund entered into total return swaps for hedging purposes, to gain exposure to the various markets, and as part of the Fund’s investment strategy. The PL Global Absolute Return Fund entered into total return swaps to gain currency exposure in various markets, to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, and to increase returns.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2014:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2014	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
PL Inflation Managed	$2,732,090	$147,867	*	$—		$2,176,233		$407,990	*
PL Managed Bond	7,354,478	1,555,512	*	—		4,743,727	*	1,055,239	*
PL Short Duration Bond	22,512	—		—		22,512		—
PL Emerging Markets Debt	5,347,983	—		—		2,123,244		3,224,739
PL Comstock	450,558	—		—		450,558		—
PL Large-Cap Growth	44,002	—		—		44,002		—
PL International Value	2,304,242	—		—		2,304,242		—
PL Currency Strategies	10,537,665	—		—		10,537,665		—
PL Global Absolute Return	18,338,258	3,882,006		660,551	*	12,128,158		1,667,543	*

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2014	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	($2,204,601)	($78,347 )*	$—		($843,091)	($1,283,163	)*
PL Managed Bond	(3,659,519)	(794,482)	—		(706,637)	(2,158,400	)*
PL Short Duration Bond	(16,423)	—	—		(16,423)	—
PL Emerging Markets Debt	(2,167,843)	—	—		(2,101,601)	(66,242)
PL Mid-Cap Growth	(3,422)	—	(3,422	)*	—	—
PL International Value	(2,510,571)	—	—		(2,510,571)	—
PL Currency Strategies	(8,802,990)	—	—		(8,802,990)	—
PL Global Absolute Return	(6,651,807)	(1,178,101)	(94,533)		(4,044,735)	(1,334,438	)*

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared options and swaps as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2014:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	$1,148,875	$89,881	$—	$1,306,995	($248,001)
PL Managed Bond	8,763,303	985,837	—	3,806,794	3,970,672
PL Short Duration Bond	5,178	—	—	5,497	(319)
PL Emerging Markets Debt	571,445	—	—	499,555	71,890
PL Comstock	1,009,331	—	—	1,009,331	—
PL Large-Cap Growth	(19,422)	—	—	(19,422)	—
PL Mid-Cap Growth	(107,479)	—	(107,479)	—	—
PL Small-Cap Value	(26,950)	—	(26,950)	—	—
PL International Large-Cap	2,378	—	2,378	—	—
PL International Value	819,478	—	—	819,478	—
PL Currency Strategies	11,428,642	—	—	11,428,642	—
PL Global Absolute Return	212,099	(734,889)	720,053	1,093,810	(866,875)

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PL Inflation Managed	$933,740	$62,400	$—	$1,368,072	($496,732)
PL Managed Bond	2,673,614	(190,145)	—	3,727,931	(864,172)
PL Short Duration Bond	592	—	—	6,089	(5,497)
PL Emerging Markets Debt	(385,980)	—	—	(194,058)	(191,922)
PL Comstock	601,123	—	—	601,123	—
PL Large-Cap Growth	15,107	—	—	15,107	—
PL Mid-Cap Growth	(4,165)	—	(4,165)	—	—
PL International Value	(843,928)	—	—	(843,928)	—
PL Currency Strategies	6,902,206	—	—	6,902,206	—
PL Global Absolute Return	6,195,294	(231,900)	221,223	6,588,042	(382,071)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of September 30, 2014 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable Fund for the six-month period ended September 30, 2014.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of September 30, 2014:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets					Liabilities
PL Inflation Managed
Swaps	$107,446	$107,446	$—	$—	($808,999)	($107,446)	$—	($701,553)
Options	3	3	—	—	(58,080)	(3)	—	(58,077)
Forward foreign currency contracts	2,176,233	569,283	1,090,000	516,950	(805,066)	(569,283)	—	(235,783)
Sale-buyback financing transactions					(52,021,098)	(51,830,995)	—	(190,103)
PL Managed Bond
Swaps	969,335	431,774	443,626	93,935	(843,871)	(431,774)	—	(412,097)
Options	—	—	—	—	(343,446)	—	—	(343,446)
Forward foreign currency contracts	4,533,561	307,416	3,487,652	738,493	(698,254)	(307,416)	—	(390,838)
PL Short Duration Bond
Forward foreign currency contracts	22,512	16,423	—	6,089	(16,423)	(16,423)	—	—
PL Emerging Markets Debt
Swaps	3,224,739	46,103	—	3,178,636	(66,242)	(46,103)	—	(20,139)
Forward foreign currency contracts	2,123,244	1,774,279	—	348,965	(2,101,601)	(1,774,279)	(36)	(327,286)
PL Comstock
Forward foreign currency contracts	450,558	—	—	450,558	—	—	—	—
PL Large-Cap Growth
Forward foreign currency contracts	44,002	—	—	44,002	—	—	—	—
PL International Value
Forward foreign currency contracts	2,304,242	582,325	—	1,721,917	(2,510,571)	(582,325)	—	(1,928,246)
PL Currency Strategies
Forward foreign currency contracts	10,537,665	5,732,076	3,473,213	1,332,376	(8,802,990)	(5,732,076)	(1,638,413)	(1,432,501)
PL Global Absolute Return
Swaps	7,841,703	1,775,338	5,353,015	713,350	(1,806,558)	(1,775,338)	—	(31,220)
Options	2,763,353	1,375,959	1,224,249	163,145	(1,375,959)	(1,375,959)	—	—
Forward foreign currency contracts	7,095,852	2,581,664	3,983,360	530,828	(2,668,776)	(2,581,664)	—	(87,112)

As of September 30, 2014, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements, except for the PL Global Absolute Return Fund, exceeded the value of the repurchase agreements as of September 30, 2014. For the PL Global Absolute Return Fund (see page A-80), the value of the related collateral (State of Qatar) of $275,463 held by the Fund for one of the repurchase agreements (Barclays PLC), which was entered into by the Fund for the purpose of selling a security short, exceeded 95% of the value of the repurchase price of the repurchase agreement ($276,005) as of September 30, 2014. As discussed in Note 4 on page C-8, in the case of a repurchase agreement entered into by a Fund for the purposes of selling a security short, the value of the collateral delivered to a Fund must be equal to or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to the Trust. For the PL Underlying Funds, PLFA has retained other investment management firms to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Floating Rate Loan (1)	0.75%	PL Large-Cap Growth (1)	0.75%	PL Real Estate	0.90%
PL Inflation Managed	0.40%	PL Large-Cap Value	0.65%	PL Emerging Markets	0.80%
PL Managed Bond	0.40%	PL Main Street Core	0.45%	PL International Large-Cap	0.85%
PL Short Duration Bond	0.40%	PL Mid-Cap Equity	0.65%	PL International Value	0.65%
PL Emerging Markets Debt	0.785%	PL Mid-Cap Growth (1)	0.70%	PL Currency Strategies	0.65%
PL Comstock (1)	0.75%	PL Small-Cap Growth	0.60%	PL Global Absolute Return	0.80%
PL Growth	0.55%	PL Small-Cap Value	0.75%	PL Precious Metals (1)	0.75%

(1)	PLFA agreed to waive 0.10%, 0.015%, 0.045%, 0.05% and 0.07% of its advisory fee through July 31, 2015 for the PL Floating Rate Loan, PL Comstock, PL Large-Cap Growth, PL Mid-Cap Growth and PL Precious Metals Funds, respectively. The agreement will terminate if the investment advisory agreement is terminated or upon approval by the Board and prior written notice to the Adviser. There is no guarantee that PLFA will continue such waivers after that date.

Pursuant to Fund Management Agreements, as of September 30, 2014, the Trust and PLFA engage various investment management firms under PLFA’s supervision for the PL Underlying Funds. As of September 30, 2014, the following firms serve as sub-advisers for their respective Fund(s): Eaton Vance Investment Managers for the PL Floating Rate Loan and PL Global Absolute Return Funds; Pacific Investment Management Company LLC for the PL Inflation Managed Fund; Pacific Investment Management Company LLC and Western Asset Management Company LLC (co-sub-advisers) for the PL Managed Bond Fund; T. Rowe Price Associates, Inc. for the PL Short Duration Bond Fund; Ashmore Investment Management Limited for the PL Emerging Markets Debt Fund; Invesco Advisers, Inc. for the PL Comstock Fund; MFS Investment Management for the PL Growth and PL International Large-Cap Funds; BlackRock Investment Management, LLC for the PL Large-Cap Growth Fund; ClearBridge Investments, LLC for the PL Large-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Scout Investments, Inc. for the PL Mid-Cap Equity Fund; Ivy Investment Management Company for the PL Mid-Cap Growth Fund; Lord, Abbett & Co. LLC for the PL Small-Cap Growth Fund; AllianceBernstein L.P. for the PL Small-Cap Value Fund; Morgan Stanley Investment Management Inc. for the PL Real Estate Fund, J.P. Morgan Investment Management Inc. for the PL International Value Fund; Macro Currency Group and UBS Global Asset Management (Americas) Inc. (co-sub-advisers) for the PL Currency Strategies Fund; and Wells Capital Management Incorporated for the PL Precious Metals Fund. PLFA, as Adviser to the Trust, pays the related management fees to these sub-advisers as compensation for their sub-advisory services provided to their respective Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PL Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PL Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six-month period ended September 30, 2014 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2014 are presented in the Statements of Assets and Liabilities.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees, if any; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the PL Underlying Funds, except the PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds, is 0.15% through July 31, 2015 and 0.30% thereafter through July 31, 2022. The expense cap for the PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds was 0.20% through July 31, 2014 and is currently 0.25% through July 31, 2015. There is no guarantee that PLFA will continue to cap expenses upon the expiration of the applicable expense limitation agreements.

Any expense reimbursements are subject to recoupment by PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the current expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements during the six-month period ended September 30, 2014.

The Adviser expense reimbursement and the advisory fee waiver, if any, of each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2014 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2014 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2014 that are subject to recoupment by PLFA from each Fund presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2015	3/31/2016	3/31/2017	3/31/2018
PL Floating Rate Loan	$131,663	$138,319	$145,911	$76,429
PL Inflation Managed	295,942	210,150	147,422	70,585
PL Managed Bond	506,074	511,150	474,658	216,467
PL Short Duration Bond	168,516	200,776	214,263	101,256
PL Emerging Markets Debt		149,277	136,611	85,578
PL Comstock	167,205	179,416	188,193	89,196
PL Growth	163,768	95,666	66,117	33,109
PL Large-Cap Growth	106,391	120,927	108,743	57,182
PL Large-Cap Value	206,530	217,662	225,998	108,252
PL Main Street Core	160,866	167,926	158,976	74,194
PL Mid-Cap Equity	136,380	137,581	101,037	50,629
PL Mid-Cap Growth	83,455	95,060	60,241	27,642
PL Small-Cap Growth	59,708	63,952	45,628	21,599
PL Small-Cap Value	93,513	101,068	99,142	46,252
PL Real Estate	59,572	60,947	42,886	20,791
PL Emerging Markets	388,707	408,692	425,076	187,920
PL International Large-Cap	289,591	257,028	225,808	117,190
PL International Value	213,243	187,506	180,640	90,691
PL Currency Strategies		31,042	49,987	4,342
PL Global Absolute Return		68,978	319,375	116,300
PL Precious Metals		33,601	33,735	5,903

Total	$3,231,124	$3,436,724	$3,450,447	$1,601,507

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, PL Diversified Alternatives Fund, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL Limited Duration High Income Fund and/or PL High Income Fund, and/or Class P shares of the corresponding PL Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2014, such expenses were increased by $1,172 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2014, the total amount in the DCP Liability accounts was $42,760 for all applicable Funds presented in these financial statements.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2014, the PL Floating Rate Loan and Global Absolute Return Funds had unfunded loan commitments of $12,132 and $143,126, respectively (see details in the Notes to Schedule of Investments).

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2014, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Floating Rate Loan	$—	$—	$29,858,924	$21,501,407
PL Inflation Managed	58,858,423	95,070,030	20,733,842	16,801,674
PL Managed Bond	1,290,962,593	1,532,306,915	273,221,169	152,802,684
PL Short Duration Bond	30,623,566	25,248,961	51,465,333	32,358,878
PL Emerging Markets Debt	—	—	94,952,651	63,878,440
PL Comstock	—	—	29,301,588	79,786,828
PL Growth	—	—	48,139,406	20,108,812
PL Large-Cap Growth	—	—	105,816,580	97,429,615
PL Large-Cap Value	—	—	32,336,159	85,458,024
PL Main Street Core	—	—	44,686,634	63,882,918
PL Mid-Cap Equity	—	—	161,251,706	135,235,569
PL Mid-Cap Growth	—	—	15,021,613	23,466,685
PL Small-Cap Growth	—	—	128,749,238	108,384,845
PL Small-Cap Value	—	—	162,395,879	166,522,815
PL Real Estate	—	—	11,684,340	41,083,873
PL Emerging Markets	—	—	23,689,531	19,271,861
PL International Large-Cap	—	—	75,907,385	36,313,927
PL International Value	—	—	79,493,323	75,587,296
PL Currency Strategies	—	8,019,375	16,510,692	19,068,843
PL Global Absolute Return	22,066,300	22,404,243	84,506,600	79,009,937
PL Precious Metals	—	—	15,319,733	62,536,952

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended September 30, 2014, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2014:

		Distributable Earnings		Late Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PL Floating Rate Loan	$—	$1,074,728	$17,082	$—	$—	$—	$—
PL Inflation Managed	—	—	—	551,993	—	343,178	895,171
PL Managed Bond	—	1,276,546	—	—	—	1,833,542	1,833,542
PL Short Duration Bond	(1,189,115)	678,788	—	—	—	—	—
PL Emerging Markets Debt	(3,229,151)	1,473,531	—	—	—	—	—
PL Comstock	(2,589,476)	1,387,754	—	—	—	—	—
PL Growth	(64,515)	144,321	—	—	—	—	—
PL Large-Cap Growth	—	6,939,895	1,203,792	—	—	—	—
PL Large-Cap Value	—	4,224,260	4,025,576	—	—	—	—
PL Main Street Core	—	533,464	16,539,176	—	—	—	—
PL Mid-Cap Equity	—	7,116,647	5,573,578	—	—	—	—
PL Mid-Cap Growth	—	2,468,190	637,386	—	—	—	—
PL Small-Cap Growth	—	—	3,941,812	—	—	—	—
PL Small-Cap Value	—	1,352,803	5,868,777	—	—	—	—
PL Real Estate	(5,601,478)	64,888	—	—	—	—	—
PL Emerging Markets	—	232,023	2,133,675	—	—	—	—
PL International Large-Cap	(8,480,971)	1,323,818	—	—	—	—	—
PL International Value	(46,724,813)	3,358,412	—	—	—	—	—
PL Currency Strategies	(3,261)	—	—	8,173,260	587	—	8,173,847
PL Global Absolute Return	(395,703)	—	—	119,724	249,059	260,517	629,300
PL Precious Metals	(9,007,879)	—	—	72,236	—	—	72,236

Accumulated capital losses represent net capital loss carryovers as of March 31, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2014 and capital loss carryover from prior years utilized during the year ended March 31, 2014:

	Net Capital Loss Carryover Expiring In			Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2014
Fund	2017	2018	2019	Short Term	Long Term
PL Short Duration Bond	$—	$—	$—	($756,293)	($432,822)	($1,189,115)	$—
PL Emerging Markets Debt	—	—	—	(2,091,586)	(1,137,565)	(3,229,151)	—
PL Comstock	—	(2,589,476)	—	—	—	(2,589,476)	12,977,911
PL Growth	—	(64,515)	—	—	—	(64,515)	8,017,738
PL Large-Cap Value	—	—	—	—	—	—	11,105,101
PL Main Street Core	—	—	—	—	—	—	15,493,117
PL Small-Cap Growth	—	—	—	—	—	—	2,656,829
PL Small-Cap Value	—	—	—	—	—	—	565,420
PL Real Estate	—	(5,601,478)	—	—	—	(5,601,478)	1,517,472
PL International Large-Cap	—	(5,828,808)	(2,652,163)	—	—	(8,480,971)	2,778,892
PL International Value	(6,971,246)	(38,541,418)	—	(1,212,149)	—	(46,724,813)	9,493,952
PL Currency Strategies	—	—	—	(3,261)	—	(3,261)	—
PL Global Absolute Return	—	—	—	(116,933)	(278,770)	(395,703)	—
PL Precious Metals	—	—	—	(6,606,106)	(2,401,773)	(9,007,879)	—

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2014, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
PL Floating Rate Loan	$132,006,923	$116,754	($2,120,020)	($2,003,266)
PL Inflation Managed	185,296,794	1,094,930	(9,539,261)	(8,444,331)
PL Managed Bond	840,008,799	7,333,688	(6,131,419)	1,202,269
PL Short Duration Bond	247,145,186	1,336,352	(1,011,348)	325,004
PL Emerging Markets Debt	166,950,567	1,113,980	(6,194,519)	(5,080,539)
PL Comstock	171,601,480	95,903,665	(570,753)	95,332,912
PL Growth	111,319,494	22,360,590	(627,678)	21,732,912
PL Large-Cap Growth	156,111,850	30,003,202	(1,641,878)	28,361,324
PL Large-Cap Value	212,246,979	132,263,756	(1,734,529)	130,529,227
PL Main Street Core	189,384,488	66,801,674	(2,578,984)	64,222,690
PL Mid-Cap Equity	183,210,369	22,923,999	(3,284,593)	19,639,406
PL Mid-Cap Growth	77,723,678	8,378,420	(3,368,545)	5,009,875
PL Small-Cap Growth	77,547,603	4,941,810	(2,213,544)	2,728,266
PL Small-Cap Value	137,447,952	4,544,003	(12,051,971)	(7,507,968)
PL Real Estate	27,362,980	18,226,694	(359,057)	17,867,637
PL Emerging Markets	130,511,794	34,134,699	(5,239,103)	28,895,596
PL International Large-Cap	215,324,780	63,314,268	(3,812,074)	59,502,194
PL International Value	167,697,679	18,124,247	(5,006,050)	13,118,197
PL Currency Strategies	199,604,965	12,900	(2,190,270)	(2,177,370)
PL Global Absolute Return	177,031,510	3,679,570	(7,014,721)	(3,335,151)
PL Precious Metals	44,256,722	1,827,809	(8,588,409)	(6,760,600)

(1)	The difference between the total cost of investments on tax basis and the total investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals, investments in passive foreign investment companies and investments in partnerships.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after March 31, 2010.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the year ended March 31, 2014, were as follows:

	For the Year Ended March 31, 2014
Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Floating Rate Loan	$4,669,660	$1,512,705	$6,182,365
PL Inflation Managed	1,675,821	1,787,419	3,463,240
PL Managed Bond	9,129,156	2,238,185	11,367,341
PL Short Duration Bond	3,024,235	—	3,024,235
PL Emerging Markets Debt	5,009,739	—	5,009,739
PL Comstock	2,637,092	—	2,637,092
PL Growth	573,668	—	573,668
PL Large-Cap Growth	11,277,943	22,887,345	34,165,288
PL Large-Cap Value	5,289,219	—	5,289,219
PL Main Street Core	2,316,456	—	2,316,456
PL Mid-Cap Equity	4,132,303	8,798,178	12,930,481
PL Mid-Cap Growth	4,267,256	14,963,337	19,230,593
PL Small-Cap Growth	98,333	1,357,926	1,456,259
PL Small-Cap Value	1,895,573	6,190,367	8,085,940
PL Real Estate	1,118,697	—	1,118,697
PL Emerging Markets	903,956	2,799,145	3,703,101
PL International Large-Cap	2,672,165	—	2,672,165
PL International Value	4,102,104	—	4,102,104
PL Currency Strategies	4,034,980	—	4,034,980
PL Global Absolute Return	4,132,927	—	4,132,927
PL Precious Metals	451,925	—	451,925

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the six-month period ended September 30, 2014.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2014 and the year ended March 31, 2014 were as follows:

	Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund		PL Short Duration Bond Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	1,058,156	1,725,341	1,178,668	5,151,327	8,082,150	5,828,905	2,835,510	2,385,913
Dividends and distributions reinvested	—	613,198	—	397,051	—	1,061,403	—	302,423
Shares repurchased	(531,201)	(848,303)	(7,634,743)	(1,405,615)	(2,211,621)	(3,896,449)	(1,083,384)	(1,968,936)
Net increase (decrease)	526,955	1,490,236	(6,456,075)	4,142,763	5,870,529	2,993,859	1,752,126	719,400
Beginning shares outstanding	12,254,718	10,764,482	21,018,831	16,876,068	53,880,121	50,886,262	22,814,514	22,095,114
Ending shares outstanding	12,781,673	12,254,718	14,562,756	21,018,831	59,750,650	53,880,121	24,566,640	22,814,514

	PL Emerging Markets Debt Fund		PL Comstock Fund		PL Growth Fund		PL Large-Cap Growth Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	3,913,304	5,607,316	145,215	—	1,727,058	2,489,857	1,216,302	101,415
Dividends and distributions reinvested	—	520,381	—	153,052	—	33,256	—	3,391,672
Shares repurchased	(550,589)	(820,900)	(3,261,976)	(798,055)	(169,976)	(169,158)	(780,313)	(388,536)
Net increase (decrease)	3,362,715	5,306,797	(3,116,761)	(645,003)	1,557,082	2,353,955	435,989	3,104,551
Beginning shares outstanding	13,462,763	8,155,966	17,524,289	18,169,292	5,844,648	3,490,693	16,791,462	13,686,911
Ending shares outstanding	16,825,478	13,462,763	14,407,528	17,524,289	7,401,730	5,844,648	17,227,451	16,791,462

	PL Large-Cap Value Fund		PL Main Street Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	217,220	—	167,595	106,404	2,962,654	—	391,122	1,744,846
Dividends and distributions reinvested	—	323,698	—	158,444	—	1,071,334	—	2,433,940
Shares repurchased	(3,461,331)	(780,279)	(1,456,527)	(339,403)	(440,194)	(302,329)	(1,491,645)	(241,182)
Net increase (decrease)	(3,244,111)	(456,581)	(1,288,932)	(74,555)	2,522,460	769,005	(1,100,523)	3,937,604
Beginning shares outstanding	22,758,449	23,215,030	17,341,280	17,415,835	13,348,559	12,579,554	11,109,920	7,172,316
Ending shares outstanding	19,514,338	22,758,449	16,052,348	17,341,280	15,871,019	13,348,559	10,009,397	11,109,920

	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund		PL Emerging Markets Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	1,647,600	—	253,012	121,843	89,836	793,474	295,356	2,507,794
Dividends and distributions reinvested	—	96,170	—	606,473	—	85,987	—	248,156
Shares repurchased	(178,832)	(69,764)	(1,093,481)	(167,437)	(2,223,636)	(74,154)	(282,321)	(153,903)
Net increase (decrease)	1,468,768	26,406	(840,469)	560,879	(2,133,800)	805,307	13,035	2,602,047
Beginning shares outstanding	3,855,710	3,829,304	10,900,927	10,340,048	5,203,621	4,398,314	10,393,575	7,791,528
Ending shares outstanding	5,324,478	3,855,710	10,060,458	10,900,927	3,069,821	5,203,621	10,406,610	10,393,575

	PL International Large-Cap Fund		PL International Value Fund		PL Currency Strategies Fund		PL Global Absolute Return Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	3,154,681	1,116,678	2,156,092	991,838	6,137,615	2,512,806	830,445	4,082,609
Dividends and distributions reinvested	—	143,974	—	389,934	—	397,535	—	427,882
Shares repurchased	(1,009,460)	(303,219)	(2,022,987)	(387,458)	(452,227)	(484,579)	(3,557,762)	(920,196)
Net increase (decrease)	2,145,221	957,433	133,105	994,314	5,685,388	2,425,762	(2,727,317)	3,590,295
Beginning shares outstanding	13,031,396	12,073,963	17,094,756	16,100,442	13,920,582	11,494,820	20,470,213	16,879,918
Ending shares outstanding	15,176,617	13,031,396	17,227,861	17,094,756	19,605,970	13,920,582	17,742,896	20,470,213

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Precious Metals Fund
	Six-Month Period ended 9/30/2014	Year ended 3/31/2014
Class P
Shares sold	892,588	7,061,450
Dividends and distributions reinvested	—	87,413
Shares repurchased	(8,598,308)	(413,167)
Net increase (decrease)	(7,705,720)	6,735,696
Beginning shares outstanding	14,759,284	8,023,588
Ending shares outstanding	7,053,564	14,759,284

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2014 to September 30, 2014.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/14” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/14-09/30/14” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2014 to September 30, 2014.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/14-09/30/14.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/1/2014 - 09/30/2014 (1)
PL Floating Rate Loan Fund
Actual Fund Return
Class P	$1,000.00	$1,002.00	0.80%	$4.01

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$1,018.10	0.57%	$2.88

Hypothetical
Class P	$1,000.00	$1,022.21	0.57%	$2.89
PL Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,022.30	0.55%	$2.79

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,004.00	0.55%	$2.76

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$1,005.20	0.94%	$4.73

Hypothetical
Class P	$1,000.00	$1,020.36	0.94%	$4.76
PL Comstock Fund
Actual Fund Return
Class P	$1,000.00	$1,052.80	0.89%	$4.58

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51
PL Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,039.20	0.70%	$3.58

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PL Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,050.60	0.86%	$4.42

Hypothetical
Class P	$1,000.00	$1,020.76	0.86%	$4.36
PL Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,049.70	0.80%	$4.11

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

See explanation of references on page D-2

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/1/2014 - 09/30/2014 (1)
PL Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$1,060.60	0.60%	$3.10

Hypothetical
Class P	$1,000.00	$1,022.06	0.60%	$3.04
PL Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$998.40	0.80%	$4.01

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,007.30	0.80%	$4.03

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Small-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$940.10	0.75%	$3.65

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PL Small-Cap Value Fund

Actual Fund Return
Class P	$1,000.00	$952.00	0.90%	$4.40

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PL Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$1,040.20	1.05%	$5.37

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32
PL Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$1,040.70	0.95%	$4.86

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PL International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$988.60	1.00%	$4.99

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06
PL International Value Fund
Actual Fund Return
Class P	$1,000.00	$962.20	0.80%	$3.94

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

	Beginning Account Value at 04/01/14	Ending Account Value at 09/30/14	Annualized Expense Ratio	Expenses Paid During the Period 04/1/2014 - 09/30/2014 (1)
PL Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$1,069.10	0.85%	$4.41

Hypothetical
Class P	$1,000.00	$1,020.81	0.85%	$4.31
PL Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$1,047.50	1.11%	$5.70

Hypothetical
Class P	$1,000.00	$1,019.50	1.11%	$5.62
PL Precious Metals Fund
Actual Fund Return
Class P	$1,000.00	$940.60	0.89%	$4.33

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51

(1)	Expenses paid during the period are equal to the fund's annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365 days.

PACIFIC LIFE FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Life Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the PL Short Duration, PL Income, PL Strategic Income, PL Floating Rate Income, PL Limited Duration High Income, and PL High Income Funds (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2013.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to approvals for the PL Inflation Managed and PL Managed Bond Funds, as described in further detail below. Under the 1940 Act, a change in a Sub-Adviser, a change in the compensation paid to a Sub-Adviser, or an assignment of any Sub-Advisory Agreement requires shareholder approval of a new Sub-Advisory Agreement. However, under an exemptive order issued to Pacific Life Insurance Company and the Trust by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA can hire, terminate and replace, as applicable, Sub-Advisers and enter into new Sub-Advisory Agreements (except, as a general matter, Sub-Advisers affiliated with PLFA) without shareholder approval.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

PL Inflation Managed Fund

At an in-person meeting on September 16-17, 2014, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective December 31, 2014, (1) a new Sub-Advisory Agreement with Western Asset Management Company (“WAMCO”) with respect to the PL Inflation Managed Fund (the “Inflation Managed Sub-Advisory Agreement”); and (2) sub-advisory agreements between WAMCO and three WAMCO affiliates: Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. and Western Asset Management Company Ltd. (the “Sub-Advisory Affiliates” and together with WAMCO, “Western Asset”), and appointed Western Asset as co-sub-adviser (“co-Sub-Adviser”) for this Fund. Western Asset’s appointment as co-Sub-Adviser and the Board’s approval of the Inflation Managed Sub-Advisory Agreement and the sub-advisory agreements by and among WAMCO and the Sub-Advisory Affiliates (the “Sub-Advisory Affiliates Agreements”) were made in accordance with the exemptive order issued by the SEC with regard to the Trust and do not require shareholder approval.

In evaluating the Inflation Managed Sub-Advisory Agreement and Sub-Advisory Affiliates Agreements, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered PLFA’s previous recommendation of Western Asset as Sub-Adviser of the Inflation Strategy Portfolio of Pacific Select Fund. The Board noted the due diligence conducted by PLFA on Western Asset and the strategy to be used for the PL Inflation Managed Fund and PLFA’s recommendation of Western Asset to serve as an additional Sub-Adviser of the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Sub-Advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision the Trustees also considered the report of the PLFA Conflicts Review Committee.

In evaluating the Inflation Managed Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Western Asset as co-Sub-Adviser to the PL Inflation Managed Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Western Asset. In this regard, the Trustees considered various materials relating to the proposed co-Sub-Adviser, including copies of the proposed Inflation Managed Sub-Advisory Agreement; copies of Western Asset’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

1

At the December 11th meeting, the Board did not consider the continuance of the Fund Management Agreements relating to the PL Large-Cap Growth, PL Mid-Cap Growth, PL Growth and PL Mid-Cap Equity Funds, as those agreements were not up for renewal at that time.

PACIFIC LIFE FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees considered that under the Inflation Managed Sub-Advisory Agreement, Western Asset would be responsible for providing the investment management services for a portion of the Fund’s assets, including investment research, advice, supervision of investment management services provided by the Sub-Advisory Affiliates, and determining which securities would be purchased or sold by that portion of the Fund. The Trustees considered the quality of the management services expected to be provided to the PL Inflation Managed Fund over both the short- and long-term, the organizational depth and resources of Western Asset, including the background and experience of Western Asset’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved Western Asset’s written compliance policies and procedures and that the Trust’s CCO previously provided an assessment of Western Asset’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to Western Asset, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Western Asset.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PL Inflation Managed Fund by Western Asset under the Inflation Managed Sub-Advisory Agreement, including the sub-advisory agreements by and among WAMCO and the Sub-Advisory Affiliates (the “Sub-Advisory Affiliates Agreements”).

2. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an inflation-indexed fixed income strategy and PLFA’s identification of Western Asset to serve as Sub-Adviser with regard to a portion of the PL Inflation Managed Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Inflation Managed Sub-Advisory Agreement, including the factors described below.

The Trustees considered that Western Asset would be managing its allocation in the PL Inflation Managed Fund using a strategy similar to the strategy it uses to manage the Inflation Strategy Portfolio of Pacific Select Fund, and that the same Western Asset portfolio management team that currently manages the Inflation Strategy Portfolio would co-manage the PL Inflation Managed Fund. The Trustees considered information about the performance of the Inflation Strategy Portfolio and a composite that reflects the performance of Western Asset’s U.S. Treasury Inflation Protection Securities (“TIPS”) strategy (the “Composite”). The Trustees considered the Inflation Strategy Portfolio’s performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one- and three-year periods as of June 30, 2014, and the Composite’s performance against a pertinent benchmark for the year-to-date, one-, three-, five- and ten-year periods as of June 30, 2014. The Trustees also considered the Inflation Strategy Portfolio’s performance against a pertinent benchmark and an applicable peer group for the previous two calendar years, and the Composite’s performance against a pertinent benchmark for the previous five calendar years. Additionally, the Trustees considered the Inflation Strategy Portfolio’s standard deviation against a pertinent benchmark and an applicable peer group for the three-year period as of June 30, 2014 and the Composite’s tracking error against an applicable peer group for the three- and five-year periods as of June 30, 2014.

The Trustees considered additional information about the historical performance of a fund managed by Western Asset using similar investment strategies as those proposed for the PL Inflation Managed Fund against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of June 30, 2014. In addition, the Trustees considered the need for Western Asset to adhere to the Fund’s general investment mandate in order to function appropriately in the PL Portfolio Optimization Funds.

The Board determined that Western Asset’s performance record with respect to similarly managed accounts was acceptable.

3. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to another fund with substantially similar investment strategies as the PL Inflation Managed Fund. The Trustees also considered that the proposed sub-advisory fees payable to Western Asset under the Sub-Advisory Agreement contain breakpoints and that the sub-advisory fees will be based on the combined net assets of the Inflation Strategy Portfolio of Pacific Select Fund and Western Asset’s portion of the PL Inflation Managed Fund. The Trustees also considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund, but that PLFA had agreed to an advisory fee waiver that would reduce the total advisory fees paid by shareholders. The Trustees considered that although the amount of the advisory fee retained by PLFA was expected to increase as a result of the addition of Western Asset as co-Sub-Adviser of the Fund, the Fund’s advisory fee is competitive with peers.

In comparing the proposed fees to be paid by the PL Inflation Managed Fund to fees charged by Western Asset for other similarly managed funds, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Western Asset, and that the PL Inflation Managed Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the PL Inflation Managed Fund.

Additionally, the Trustees considered that there are certain costs associated with adding a sub-adviser, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser addition.

The Board concluded that the compensation payable under the Inflation Managed Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements is fair and reasonable.

PACIFIC LIFE FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

4. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the costs to Western Asset of sub-advising a portion of the PL Inflation Managed Fund and the projected profitability of the Inflation Managed Sub-Advisory Agreement to Western Asset, to the extent practicable based on the financial information provided by Western Asset. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Western Asset with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the Inflation Managed Sub-Advisory Agreement to Western Asset is an estimate because it had not yet begun to manage the Fund.

The Board concluded that the PL Inflation Managed Fund’s fee structure reflected in the Inflation Managed Sub-Advisory Agreement and Sub-Advisory Affiliates Agreements is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and Western Asset information concerning other benefits that may be received by Western Asset and its affiliates as a result of their relationship with the PL Inflation Managed Fund, including commissions that may be paid to broker-dealers affiliated with the Sub-Adviser and the anticipated use of soft-dollars by the Sub-Adviser. In this regard, the Trustees noted that Western Asset represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Western Asset and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Inflation Managed Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements are in the best interests of the PL Inflation Managed Fund and its shareholders; and (ii) the compensation payable under the Inflation Managed Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PL Managed Bond Fund

At an in-person meeting on June 18, 2014, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective August 1, 2014: (1) a new Sub-Advisory Agreement with WAMCO with respect to the PL Managed Bond Fund (the “Managed Bond Sub-Advisory Agreement”); and (2) Sub-Advisory Affiliates Agreements between WAMCO and the Sub-Advisory Affiliates, and appointed Western Asset as co-Sub-Adviser for this Fund. Western Asset’s appointment as co-Sub-Adviser and the Board’s approval of the Managed Bond Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements were made in accordance with the exemptive order issued by the SEC with regard to the Trust and do not require shareholder approval.

In evaluating the Managed Bond Sub-Advisory Agreement and Sub-Advisory Affiliates Agreements, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered PLFA’s previous recommendation of Western Asset as sub-adviser of the Diversified Bond Portfolio of Pacific Select Fund. The Board noted the due diligence conducted by PLFA on Western Asset and the strategy to be used for the Fund and PLFA’s recommendation of Western Asset to serve as an additional Sub-Adviser of the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision the Board also considered the report of the PLFA Conflicts Review Committee.

In evaluating the Managed Bond Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Western Asset as co-Sub-Adviser to the PL Managed Bond Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Western Asset. In this regard, the Trustees considered various materials relating to the proposed co-Sub-Adviser, including copies of the proposed Managed Bond Sub-Advisory Agreement; copies of Western Asset’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Managed Bond Sub-Advisory Agreement, Western Asset would be responsible for providing the investment management services for a portion of the Fund’s assets, including investment research, advice, supervision of investment management services provided by the Sub-Advisory Affiliates, and determining which securities would be purchased or sold by that portion of the Fund. The Trustees considered the quality of the management services expected to be provided to the PL Managed Bond Fund over both the short- and long-term, the organizational depth and resources of Western Asset, including the background and experience of Western Asset’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of Western Asset, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act, and its code of ethics, prior to the effectiveness of the new Managed Bond Sub-Advisory Agreement. In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to Western Asset, and were aided by the assessment and recommendation of PLFA and the materials provided by Western Asset.

PACIFIC LIFE FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PL Managed Bond Fund by Western Asset under the Managed Bond Sub-Advisory Agreement, including the Sub-Advisory Affiliates Agreements.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a fixed income strategy, and PLFA’s identification of Western Asset to serve as Sub-Adviser with regard to a portion of the PL Managed Bond Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Managed Bond Sub-Advisory Agreement, including the factors described below.

The Trustees considered that Western Asset would be managing its allocation in the PL Managed Bond Fund in the same style as the Diversified Bond Portfolio of Pacific Select Fund, and that the same Western Asset portfolio management team that currently manages the Diversified Bond Portfolio would co-manage the PL Managed Bond Fund. The Trustees considered information about the performance of the Diversified Bond Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three- and five-year periods as of April 30, 2014. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous four calendar years. Additionally, the Trustees considered the Diversified Bond Portfolio’s standard deviation and information ratio for the three- and five-year periods as of April 30, 2014. The Trustees also considered the hypothetical performance of the PL Managed Bond Fund with Western Asset as co-Sub-Adviser over the year-to-date, one-, three- and five-year periods as of April 30, 2014.

The Trustees considered additional information about the historical performance of funds managed by Western Asset using similar investment strategies as those proposed for the PL Managed Bond Fund against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of March 31, 2014. In addition, the Trustees considered the need for Western Asset to adhere to the Fund’s general investment mandate in order to function appropriately in the PL Portfolio Optimization Funds.

The Board determined that Western Asset’s performance record with respect to similarly managed accounts was acceptable.

3. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to other funds with substantially similar investment strategies as the PL Managed Bond Fund. The Trustees also considered that the proposed sub-advisory fees payable to Western Asset under the Sub-Advisory Agreement contain breakpoints and that the sub-advisory fees will be based on the combined net assets of the Diversified Bond Portfolio of Pacific Select Fund and Western Asset’s portion of the PL Managed Bond Fund. The Trustees also considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund. The Trustees considered that although the amount of the advisory fee retained by PLFA was expected to increase as a result of the addition of Western Asset as co-Sub-Adviser of the Fund, the Fund’s advisory fee is competitive with peers. In comparing the proposed fees to be paid by the PL Managed Bond Fund to fees charged by Western Asset for other similarly managed funds, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Western Asset, and that the PL Managed Bond Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the PL Managed Bond Fund.

Additionally, the Trustees considered that there are certain costs associated with adding a sub-adviser, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser addition.

The Board concluded that the compensation payable under the Managed Bond Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the costs to Western Asset of sub-advising a portion of the PL Managed Bond Fund and the projected profitability of the Managed Bond Sub-Advisory Agreement to Western Asset, to the extent practicable based on the financial information provided by Western Asset. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Western Asset with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the Managed Bond Sub-Advisory Agreement to Western Asset is an estimate because it had not yet begun to manage the Fund.

The Board concluded that the PL Managed Bond Fund’s fee structure reflected in the Managed Bond Sub-Advisory Agreement and Sub-Advisory Affiliates Agreements is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and Western Asset information concerning other benefits that may be received by Western Asset and its affiliates as a result of their relationship with the PL Managed Bond Fund, including commissions that may be paid to broker-dealers affiliated with the Sub-Adviser and the anticipated use of soft-dollars by the Sub-Adviser. In this regard, the Trustees noted that Western Asset represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Western Asset and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

PACIFIC LIFE FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Managed Bond Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements are in the best interests of the PL Managed Bond Fund and its shareholders; and (ii) the compensation payable under the Managed Bond Sub-Advisory Agreement and the Sub-Advisory Affiliates Agreements is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s Prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The Prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s Prospectus, SAI (including Proxy Voting Policies) and the Portfolio Optimization Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at http://www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: December 3, 2014

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date: December 3, 2014